UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

with a copy to:

Peter K. Ewing

Craig R. Carberry, Esq.

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, Illinois 60603

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

FlexShares® Trust

Semiannual Report

April 30, 2016

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

FlexShares® Disciplined Duration MBS Index Fund

FlexShares® Credit-Scored US Corporate Bond Index Fund

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

FlexShares® Ready Access Variable Income Fund

FlexShares® Trust

Statements of Assets and Liabilities April 30, 2016 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

ASSETS
Securities, at cost	$577,383,581	$626,392,312	$264,031,884	$—
Affiliate securities, at cost	350,995	—	—	2,924,969
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	159,397,822	22,237,381	1,596,788	—

Securities, at value	738,627,570	610,366,552	257,982,946	—
Affiliate securities, at value	437,853	—	—	2,889,466
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	159,405,965	22,237,590	1,596,788	—
Cash	7,998,855	1,042,215	245,941	767
Cash segregated at broker*	2,951,447	714,476	85,772	—
Foreign cash†	—	1,563,715	1,880,723	—
Restricted cash**	—	272,051	—	—
Unrealized appreciation on forward foreign currency contracts	—	157,967	8,323	1,619
Receivables:
Dividends and interest	636,968	4,003,992	274,862	—
Securities lending income	48,007	90,983	6,443	—
Capital shares issued	—	—	—	—
Investment adviser	34,953	23,522	11,018	549
Securities sold	281,003	35,700	30,622	—
Variation margin	353,020	—	100,368	—
Other	—	2	—	—

Total Assets	910,775,641	640,508,765	262,223,806	2,892,401

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	129,030	5,428	48,947
Payables:
Collateral received from securities loaned	159,364,590	22,236,682	1,596,788	—
Deferred compensation (Note 7)	31,000	20,153	9,174	20
Investment advisory fees (Note 4)	164,941	196,360	137,299	109
Trustee fees (Note 7)	3,953	3,369	1,844	529
Securities purchased	—	299,130	—	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	272,051	—	—
Variation margin	—	140,589	—	—
Other	1,500	40,000	24,656	—

Total Liabilities	159,565,984	23,337,364	1,775,189	49,605

Net Assets	$751,209,657	$617,171,401	$260,448,617	$2,842,796

NET ASSETS CONSIST OF:
Paid-in capital	$608,495,222	$664,045,395	$292,486,180	$3,064,470
Undistributed (accumulated) net investment income (loss)	1,704,980	3,185,154	48,268	(159)
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(20,750,055)	(34,165,430)	(26,182,801)	(138,684)
Net unrealized appreciation (depreciation) on:
Investments	161,330,847	(16,025,760)	(6,048,938)	(35,503)
Securities lending	8,143	209	—	—
Futures contracts	420,520	(13,813)	110,648	—
Forward foreign currency contracts and foreign currency translations	—	145,646	35,260	(47,328)

Net Assets	$751,209,657	$617,171,401	$260,448,617	$2,842,796

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	8,800,001	11,000,001	5,900,001	125,001
Net Asset Value	$85.36	$56.11	$44.14	$22.74

† Cost of foreign cash	$—	$1,517,230	$1,849,203	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

2	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund

ASSETS
Securities, at cost	$—	$3,800,397	$2,279,980,946	$588,598,272
Affiliate securities, at cost	24,386,467	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	139,349,936	40,909,542

Securities, at value	—	3,851,649	1,891,515,435	616,356,603
Affiliate securities, at value	27,373,419	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	139,354,462	40,912,222
Cash	2,018	4,489	3,273,137	1,789,534
Cash segregated at broker*	—	—	1,978,777	479,061
Foreign cash†	—	—	9,661,211	2,227,629
Restricted cash**	—	—	57,168	3,150	(1)
Unrealized appreciation on forward foreign currency contracts	12,442	—	174,036	119,337
Receivables:
Dividends and interest	—	3,289	5,787,674	1,585,060
Securities lending income	—	—	145,916	26,664
Capital shares issued	—	—	2,027,938	—
Investment adviser	718	573	131,044	13,821
Securities sold	—	—	1,455	—
Variation margin	—	—	584,870	23,711
Other	—	—	—	—

Total Assets	27,388,597	3,860,000	2,054,693,123	663,536,792

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	229,898	—	295,736	77,534
Payables:
Collateral received from securities loaned	—	—	139,326,422	40,906,610
Deferred compensation (Note 7)	132	40	121,939	10,278
Investment advisory fees (Note 4)	1,084	1,018	694,410	233,866
Trustee fees (Note 7)	586	533	9,105	3,543
Securities purchased	—	—	2,181,275	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	57,168	—
Variation margin	—	—	—	—
Other	—	500	48,000	16,000

Total Liabilities	231,700	2,091	142,734,055	41,247,831

Net Assets	$27,156,897	$3,857,909	$1,911,959,068	$622,288,961

NET ASSETS CONSIST OF:
Paid-in capital	$25,489,914	$3,785,576	$2,636,416,398	$607,280,035
Undistributed (accumulated) net investment income (loss)	(1,403)	5,259	4,802,175	1,504,253
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(1,101,110)	15,822	(341,517,232)	(14,469,402)
Net unrealized appreciation (depreciation) on:
Investments	2,986,952	51,252	(388,465,511)	27,758,331
Securities lending	—	—	4,526	2,680
Futures contracts	—	—	608,670	53,368
Forward foreign currency contracts and foreign currency translations	(217,456)	—	110,042	159,696

Net Assets	$27,156,897	$3,857,909	$1,911,959,068	$622,288,961

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,125,001	150,001	70,950,001	14,050,001
Net Asset Value	$24.14	$25.72	$26.95	$44.29

† Cost of foreign cash	$—	$—	$9,353,317	$2,158,172

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

(1)	Uninvested cash collateral received for securities on loan in the amount of $3,150.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	3

Statements of Assets and Liabilities (cont.)

	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund	FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund

ASSETS
Securities, at cost	$175,320,099	$—	$1,160,688,883	$191,240,342
Affiliate securities, at cost	—	1,249,795	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	17,035,996	—	210,756,793	40,808,844

Securities, at value	190,346,798	—	1,255,720,527	204,953,882
Affiliate securities, at value	—	1,296,823	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	17,036,205	—	210,763,501	40,809,471
Cash	1,246,335	248	8,466,589	890,857
Cash segregated at broker*	289,181	—	793,542	291,205
Foreign cash†	698,614	—	—	—
Restricted cash**	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	15,775	—	—	—
Receivables:
Dividends and interest	500,833	—	1,578,977	233,707
Securities lending income	6,956	—	135,852	24,275
Capital shares issued	614,635	—	3,691,885	—
Investment adviser	4,241	545	27,434	6,436
Securities sold	—	—	—	—
Variation margin	9,353	—	174,319	20,925
Other	—	—	—	—

Total Assets	210,768,926	1,297,616	1,481,352,626	247,230,758

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	24,929	—	—	—
Payables:
Collateral received from securities loaned	17,035,443	—	210,724,143	40,805,451
Deferred compensation (Note 7)	2,782	12	22,889	4,785
Investment advisory fees (Note 4)	69,289	110	364,004	61,252
Trustee fees (Note 7)	1,459	532	4,545	1,651
Securities purchased	607,081	—	3,661,176	—
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Other	8,939	—	25,750	6,750

Total Liabilities	17,749,922	654	214,802,507	40,879,889

Net Assets	$193,019,004	$1,296,962	$1,266,550,119	$206,350,869

NET ASSETS CONSIST OF:
Paid-in capital	$180,259,166	$1,384,730	$1,175,339,286	$193,092,757
Undistributed (accumulated) net investment income (loss)	1,246,096	(151)	3,636,788	558,458
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(3,551,183)	(134,645)	(7,676,278)	(1,049,189)
Net unrealized appreciation (depreciation) on:
Investments	15,026,699	47,028	95,031,644	13,713,540
Securities lending	209	—	6,708	627
Futures contracts	18,679	—	211,971	34,676
Forward foreign currency contracts and foreign currency translations	19,338	—	—	—

Net Assets	$193,019,004	$1,296,962	$1,266,550,119	$206,350,869

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	3,300,001	50,001	34,950,001	5,750,001
Net Asset Value	$58.49	$25.94	$36.24	$35.89

† Cost of foreign cash	$670,608	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

4	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

ASSETS
Securities, at cost	$49,611,932	$372,794,130	$56,471,059	$28,872,693
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	8,502,990	13,117,655	2,055,512	653,141

Securities, at value	51,085,751	360,967,352	55,396,976	27,489,659
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	8,502,990	13,117,655	2,055,512	653,141
Cash	384,300	1,565,777	37,605	29,511
Cash segregated at broker*	39,522	474,705	100,100	47,164
Foreign cash†	—	3,163,603	672,810	236,440
Restricted cash**	—	91,181	—	—
Unrealized appreciation on forward foreign currency contracts	—	35,535	8,545	8,647
Receivables:
Dividends and interest	71,481	2,015,508	360,693	157,976
Securities lending income	6,953	102,842	18,080	6,689
Capital shares issued	—	—	—	—
Investment adviser	3,458	12,065	3,098	1,805
Securities sold	—	—	—	—
Variation margin	8,182	—	35,304	14,797
Other	—	—	—	—

Total Assets	60,102,637	381,546,223	58,688,723	28,645,829

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	26,242	9,175	7,702
Payables:
Collateral received from securities loaned	8,502,272	13,117,655	2,055,512	653,141
Deferred compensation (Note 7)	2,459	9,656	2,319	1,186
Investment advisory fees (Note 4)	16,125	133,476	21,194	10,411
Trustee fees (Note 7)	999	2,409	779	619
Securities purchased	—	89,927	—	—
Deferred India capital gains tax	—	—	23,511	—
Due to Authorized Participant	—	91,181	—	—
Variation margin	—	23,613	—	—
Other	3,750	20,000	—	10,000

Total Liabilities	8,525,605	13,514,159	2,112,490	683,059

Net Assets	$51,577,032	$368,032,064	$56,576,233	$27,962,770

NET ASSETS CONSIST OF:
Paid-in capital	$51,963,576	$433,151,542	$71,864,974	$37,731,136
Undistributed (accumulated) net investment income (loss)	174,371	2,617,654	384,219	123,244
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(2,045,380)	(56,005,164)	(14,633,271)	(8,532,952)
Net unrealized appreciation (depreciation) on:
Investments	1,473,819	(11,826,778)	(1,097,594)	(1,383,034)
Securities lending	—	—	—	—
Futures contracts	10,646	(18,959)	35,272	15,663
Forward foreign currency contracts and foreign currency translations	—	113,769	22,633	8,713

Net Assets	$51,577,032	$368,032,064	$56,576,233	$27,962,770

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	1,500,001	16,200,001	2,500,001	1,200,001
Net Asset Value	$34.38	$22.72	$22.63	$23.30

† Cost of foreign cash	$—	$3,100,799	$656,105	$230,042

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	5

Statements of Assets and Liabilities (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	FlexShares® Disciplined Duration MBS Index Fund	FlexShares® Credit-Scored US Corporate Bond Index Fund

ASSETS
Securities, at cost	$1,820,391,715	$507,748,190	$31,512,271	$22,335,651
Affiliate securities, at cost	—	—	—	—
Repurchase Agreements, at cost	—	—	—	—
Securities Lending Reinvestments, at cost	—	—	—	—

Securities, at value	1,839,942,536	517,422,217	31,618,666	22,790,815
Affiliate securities, at value	—	—	—	—
Repurchase Agreements, at value	—	—	—	—
Securities Lending Reinvestments, at value	—	—	—	—
Cash	130,362	15,843	1,077,356	320,519
Cash segregated at broker*	—	—	—	—
Foreign cash†	—	—	—	—
Restricted cash**	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—
Receivables:
Dividends and interest	3,830,607	887,550	95,906	186,916
Securities lending income	—	—	—	—
Capital shares issued	—	8,848,920	1,239,089	—
Investment adviser	118,661	28,920	29,145	892
Securities sold	—	—	129,375	1,485,004
Variation margin	—	—	—	—
Other	—	—	—	—

Total Assets	1,844,022,166	527,203,450	34,189,537	24,784,146

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—	—	—
Payables:
Collateral received from securities loaned	—	—	—	—
Deferred compensation (Note 7)	101,736	28,920	431	249
Investment advisory fees (Note 4)	299,569	80,280	5,061	4,138
Trustee fees (Note 7)	16,925	—	708	643
Securities purchased	—	8,780,395	1,986,165	1,663,290
Deferred India capital gains tax	—	—	—	—
Due to Authorized Participant	—	—	—	—
Variation margin	—	—	—	—
Other	—	—	400	1,000

Total Liabilities	418,230	8,889,595	1,992,765	1,669,320

Net Assets	$1,843,603,936	$518,313,855	$32,196,772	$23,114,826

NET ASSETS CONSIST OF:
Paid-in capital	$1,874,207,686	$519,529,965	$32,475,672	$22,589,649
Undistributed (accumulated) net investment income (loss)	(8,634,813)	(2,006,682)	(62,302)	48,666
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	(41,519,758)	(8,883,455)	(322,993)	21,347
Net unrealized appreciation (depreciation) on:
Investments	19,550,821	9,674,027	106,395	455,164
Securities lending	—	—	—	—
Futures contracts	—	—	—	—
Forward foreign currency contracts and foreign currency translations	—	—	—	—

Net Assets	$1,843,603,936	$518,313,855	$32,196,772	$23,114,826

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	74,554,000	20,500,001	1,300,001	450,001
Net Asset Value	$24.73	$25.28	$24.77	$51.37

† Cost of foreign cash	$—	$—	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

6	FLEXSHARES SEMIANNUAL REPORT

Statements of Assets and Liabilities (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

ASSETS
Securities, at cost	$9,970,816	$90,060,070
Affiliate securities, at cost	—	—
Repurchase Agreements, at cost	—	6,000,000
Securities Lending Reinvestments, at cost	—	—

Securities, at value	10,458,947	90,190,570
Affiliate securities, at value	—	—
Repurchase Agreements, at value	—	6,000,000
Securities Lending Reinvestments, at value	—	—
Cash	245,261	1,747,048
Cash segregated at broker*	—	—
Foreign cash†	—	—
Restricted cash**	—	—
Unrealized appreciation on forward foreign currency contracts	—	—
Receivables:
Dividends and interest	129,873	200,430
Securities lending income	—	—
Capital shares issued	—	—
Investment adviser	610	4,322
Securities sold	72,201	998,945
Variation margin	—	—
Other	—	—

Total Assets	10,906,892	99,141,315

LIABILITIES
Unrealized depreciation on forward foreign currency contracts	—	—
Payables:
Collateral received from securities loaned	—	—
Deferred compensation (Note 7)	79	3,020
Investment advisory fees (Note 4)	1,593	19,968
Trustee fees (Note 7)	531	1,302
Securities purchased	261,898	998,594
Deferred India capital gains tax	—	—
Due to Authorized Participant	—	—
Variation margin	—	—
Other	1,000	1,050

Total Liabilities	265,101	1,023,934

Net Assets	$10,641,791	$98,117,381

NET ASSETS CONSIST OF:
Paid-in capital	$10,120,974	$97,943,460
Undistributed (accumulated) net investment income (loss)	30,645	75,452
Undistributed (accumulated) net realized gain (loss) on investments and foreign currency transactions	2,041	(32,031)
Net unrealized appreciation (depreciation) on:
Investments	488,131	130,500
Securities lending	—	—
Futures contracts	—	—
Forward foreign currency contracts and foreign currency translations	—	—

Net Assets	$10,641,791	$98,117,381

Shares Outstanding (unlimited number of shares authorized $0.0001 par value)	200,001	1,300,001
Net Asset Value	$53.21	$75.47

† Cost of foreign cash	$—	$—

*	Includes cash pledged by the Fund to cover margin requirements for open futures contracts as of 04/30.

**	Includes cash pledged by an Authorized Participant for missing deposit securities required to secure Creation Units.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	7

FlexShares® Trust

Statements of Operations

For the six months or period ended April 30, 2016 (Unaudited)

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
						November 9, 2015* through April 30, 2016

INVESTMENT INCOME
Dividend income	$8,153,150		$9,215,257	$2,145,741		$—
Dividend income received from affiliate	4,410		—	—		72,129
Interest income	—		—	726		—
Securities lending income (net of fees)	418,146		321,466	28,323		—
Foreign withholding tax on dividends	(975)		(724,034)	(184,672)		—
Foreign withholding tax on interest	—		—	(5)		—

Total Investment Income	8,574,731		8,812,689	1,990,113		72,129

EXPENSES
Deferred compensation (Note 7)	1,934		1,463	624		2
Investment advisory fees	973,106		1,136,599	707,026		5,545
Trustee fees (Note 7)	27,411		20,952	9,256		1,075

Total Gross Expenses Before Fees Reimbursed	1,002,451		1,159,014	716,906		6,622

Less:
Deferred compensation reimbursed (Note 7)	(1,934)		(1,463)	(624)		(2)
Investment advisory fees reimbursed (Note 4)	—		—	—		(4,964)
Trustee fees reimbursed (Note 7)	(27,411)		(20,952)	(9,256)		(1,075)

Total Net Expenses	973,106		1,136,599	707,026		581

Net Investment Income (Loss)	7,601,625		7,676,090	1,283,087		71,548

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	1,219		—	—		(11,791)
Investments in securities	(6,734,675)		(16,869,065)	(7,449,451	)(1)	—
In-kind redemptions on investments in securities	1,787,417		—	—		—
Futures contracts	632,535		(104,022)	(1,597)		—
Foreign currency transactions	—		114,283	(131,634)		(126,893)
Securities sold short	—		—	—		—

Net Realized Gain (Loss)	(4,313,504)		(16,858,804)	(7,582,682)		(138,684)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(897,261	)(2)	7,269,637	12,620,405	(3)	(35,503	)(4)
Securities lending	8,143		209	—		—
Futures contracts	89,473		(324,897)	(15,688)		—
Forward foreign currency contracts	—		41,314	7,597		(47,328)
Translation of other assets and liabilities denominated in foreign currencies	—		207,333	39,834		—

Net Change in Unrealized Appreciation (Depreciation)	(799,645)		7,193,596	12,652,148		(82,831)

Net Realized and Unrealized Gain (Loss)	(5,113,149)		(9,665,208)	5,069,466		(221,515)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,488,476		$(1,989,118)	$6,352,553		$(149,967)

*	Commencement of investment operations.

(1)	Net of India capital gains tax of $29,891.

(2)	Includes $3,250 change in unrealized appreciation on investments in affiliates.

(3)	Net of deferred India capital gains tax of $10,456.
(4)	Amount reflects change in unrealized depreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

8	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	FlexShares® STOXX® Global Broad Infrastructure Index Fund
	November 9, 2015* through April 30, 2016

INVESTMENT INCOME
Dividend income	$—	$33,805	$26,545,426	$7,114,724
Dividend income received from affiliate	71,518	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees)	—	—	606,676	111,525
Foreign withholding tax on dividends	—	—	(1,176,832)	(249,591)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	71,518	33,805	25,975,270	6,976,658

EXPENSES
Deferred compensation (Note 7)	42	11	5,107	1,422
Investment advisory fees	42,408	4,482	4,052,738	1,222,481
Trustee fees (Note 7)	1,377	1,133	63,818	19,195

Total Gross Expenses Before Fees Reimbursed	43,827	5,626	4,121,663	1,243,098

Less:
Deferred compensation reimbursed (Note 7)	(42)	(11)	(5,107)	(1,422)
Investment advisory fees reimbursed (Note 4)	(39,042)	—	—	—
Trustee fees reimbursed (Note 7)	(1,377)	(1,133)	(63,818)	(19,195)

Total Net Expenses	3,366	4,482	4,052,738	1,222,481

Net Investment Income (Loss)	68,152	29,323	21,922,532	5,754,177

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	(64,816)	—	—	—
Investments in securities	—	17,838	(229,537,786)	(8,187,341)
In-kind redemptions on investments in securities	—	—	7,815,531	—
Futures contracts	—	—	1,558,691	(180,352)
Foreign currency transactions	(1,036,294)	—	14,181	17,448
Securities sold short	—	—	—	—

Net Realized Gain (Loss)	(1,101,110)	17,838	(220,149,383)	(8,350,245)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	2,986,952 (1)	(109,851)	382,576,095	28,430,584
Securities lending	—	—	4,526	2,680
Futures contracts	—	—	42,379	(367,821)
Forward foreign currency contracts	(217,456)	—	(224,965)	(84,115)
Translation of other assets and liabilities denominated in foreign currencies	—	—	502,836	107,473

Net Change in Unrealized Appreciation (Depreciation)	2,769,496	(109,851)	382,900,871	28,088,801

Net Realized and Unrealized Gain (Loss)	1,668,386	(92,013)	162,751,488	19,738,556

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,736,538	$(62,690)	$184,674,020	$25,492,733

*	Commencement of investment operations.

(1)	Amount reflects change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	9

Statements of Operations (cont.)

	FlexShares® Global Quality Real Estate Index Fund	FlexShares® Real Assets Allocation Index Fund		FlexShares® Quality Dividend Index Fund	FlexShares® Quality Dividend Defensive Index Fund
		November 23, 2015* through April 30, 2016

INVESTMENT INCOME
Dividend income	$3,949,944	$—		$16,381,436	$3,478,545
Dividend income received from affiliate	—	33,488		—	—
Interest income	—	—		—	—
Securities lending income (net of fees)	23,984	—		600,690	113,149
Foreign withholding tax on dividends	(91,420)	—		(3,520)	(3,025)
Foreign withholding tax on interest	—	—		—	—

Total Investment Income	3,882,508	33,488		16,978,606	3,588,669

EXPENSES
Deferred compensation (Note 7)	406	(1	)(1)	2,790	502
Investment advisory fees	361,296	4,117		1,654,720	348,848
Trustee fees (Note 7)	6,725	973		31,969	8,264

Total Gross Expenses Before Fees Reimbursed	368,427	5,089		1,689,479	357,614

Less:
Deferred compensation reimbursed (Note 7)	(406)	1	(1)	(2,790)	(502)
Investment advisory fees reimbursed (Note 4)	—	(3,361)		—	—
Trustee fees reimbursed (Note 7)	(6,725)	(973)		(31,969)	(8,264)

Total Net Expenses	361,296	756		1,654,720	348,848

Net Investment Income (Loss)	3,521,212	32,732		15,323,886	3,239,821

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	(688)		—	—
Investments in securities	(2,986,026)	—		(5,450,460)	(1,435,409)
In-kind redemptions on investments in securities	—	(133,957)		3,247,468	1,818,088
Futures contracts	17,046	—		170,261	101,345
Foreign currency transactions	6,972	—		—	—
Securities sold short	—	—		—	—

Net Realized Gain (Loss)	(2,962,008)	(134,645)		(2,032,731)	484,024

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	7,564,007	47,028	(2)	44,001,978	165,778
Securities lending	209	—		6,708	627
Futures contracts	(68,550)	—		(47,221)	(89,788)
Forward foreign currency contracts	(13,485)	—		—	—
Translation of other assets and liabilities denominated in foreign currencies	27,824	—		—	—

Net Change in Unrealized Appreciation (Depreciation)	7,510,005	47,028		43,961,465	76,617

Net Realized and Unrealized Gain (Loss)	4,547,997	(87,617)		41,928,734	560,641

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,069,209	$(54,885)		$57,252,620	$3,800,462

*	Commencement of investment operations.

(1)	The deferred compensation expense reflects the periodic adjustment of the performance of the investment options selected by the Trustees.

(2)	Amount reflects change in unrealized appreciation on investments in affiliates.

See Accompanying Notes to the Financial Statements.

10	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund	FlexShares® International Quality Dividend Index Fund	FlexShares® International Quality Dividend Defensive Index Fund	FlexShares® International Quality Dividend Dynamic Index Fund

INVESTMENT INCOME
Dividend income	$1,049,719	$7,758,247	$1,345,502	$496,937
Dividend income received from affiliate	—	—	—	—
Interest income	—	—	—	—
Securities lending income (net of fees)	30,375	250,193	43,221	19,492
Foreign withholding tax on dividends	—	(676,333)	(110,844)	(35,321)
Foreign withholding tax on interest	—	—	—	—

Total Investment Income	1,080,094	7,332,107	1,277,879	481,108

EXPENSES
Deferred compensation (Note 7)	155	1,006	201	61
Investment advisory fees	109,856	828,630	143,284	71,884
Trustee fees (Note 7)	3,670	13,732	3,310	2,298

Total Gross Expenses Before Fees Reimbursed	113,681	843,368	146,795	74,243

Less:
Deferred compensation reimbursed (Note 7)	(155)	(1,006)	(201)	(61)
Investment advisory fees reimbursed (Note 4)	—	—	—	—
Trustee fees reimbursed (Note 7)	(3,670)	(13,732)	(3,310)	(2,298)

Total Net Expenses	109,856	828,630	143,284	71,884

Net Investment Income (Loss)	970,238	6,503,477	1,134,595	409,224

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—	—	—
Investments in securities	(1,187,984)	(28,433,717)	(5,310,384)	(2,252,301)
In-kind redemptions on investments in securities	1,242,821	594,121	(1,432,948)	(1,391,496)
Futures contracts	35,668	42,897	(205,684)	(44,714)
Foreign currency transactions	—	(70,068)	5,401	(5,013)
Securities sold short	—	2,226	—	—

Net Realized Gain (Loss)	90,505	(27,864,541)	(6,943,615)	(3,693,524)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	(2,101,812)	15,362,063	5,058,638 (1)	1,710,043
Securities lending	—	—	—	—
Futures contracts	(41,476)	(145,680)	63,557	28,738
Forward foreign currency contracts	—	(166,335)	(61,924)	(10,548)
Translation of other assets and liabilities denominated in foreign currencies	—	126,799	24,041	14,346

Net Change in Unrealized Appreciation (Depreciation)	(2,143,288)	15,176,847	5,084,312	1,742,579

Net Realized and Unrealized Gain (Loss)	(2,052,783)	(12,687,694)	(1,859,303)	(1,950,945)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,082,545)	$(6,184,217)	$(724,708)	$(1,541,721)

(1)	Net of deferred India capital gains tax of $23,511.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	11

Statements of Operations (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund		FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund

INVESTMENT INCOME
Dividend income	$—		$—		$—		$—
Dividend income received from affiliate	—		—		—		—
Interest income	(6,782,974	)(1)	(1,534,968	)(1)	267,706		237,035
Securities lending income (net of fees)	—		—		—		—
Foreign withholding tax on dividends	—		—		—		—
Foreign withholding tax on interest	—		—		—		—

Total Investment Income	(6,782,974)		(1,534,968)		267,706		237,035

EXPENSES
Deferred compensation (Note 7)	4,660		1,054		66		51
Investment advisory fees	1,851,839		471,714		28,006		19,636
Trustee fees (Note 7)	68,351		20,356		2,062		1,664

Total Gross Expenses Before Fees Reimbursed	1,924,850		493,124		30,134		21,351

Less:
Deferred compensation reimbursed (Note 7)	(4,660)		(1,054)		(66)		(51)
Investment advisory fees reimbursed (Note 4)	—		—		(28,006	)(2)	—
Trustee fees reimbursed (Note 7)	(68,351)		(20,356)		(2,062)		(1,664)

Total Net Expenses	1,851,839		471,714		—		19,636

Net Investment Income (Loss)	(8,634,813)		(2,006,682)		267,706		217,399

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—		—		—		—
Investments in securities	(2,234,461)		1,666,595		28,643		27,173
In-kind redemptions on investments in securities	(516,868)		(43,716)		—		—
Futures contracts	—		—		—		—
Foreign currency transactions	—		—		—		—
Securities sold short	39		—		—		—

Net Realized Gain (Loss)	(2,751,290)		1,622,879		28,643		27,173

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	36,958,087		14,226,620		142,664		434,325
Securities lending	—		—		—		—
Futures contracts	—		—		—		—
Forward foreign currency contracts	—		—		—		—
Translation of other assets and liabilities denominated in foreign currencies	—		—		—		—

Net Change in Unrealized Appreciation (Depreciation)	36,958,087		14,226,620		142,664		434,325

Net Realized and Unrealized Gain (Loss)	34,206,797		15,849,499		171,307		461,498

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,571,984		$13,842,817		$439,013		$678,897

(1)	Please refer to the Inflation-Indexed Securities Section within Note 2 to the Financial Statements.

(2)	Please refer to Note 5 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

12	FLEXSHARES SEMIANNUAL REPORT

Statements of Operations (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund	FlexShares® Ready Access Variable Income Fund

INVESTMENT INCOME
Dividend income	$—	$—
Dividend income received from affiliate	—	—
Interest income	146,702	500,960
Securities lending income (net of fees)	—	1,899
Foreign withholding tax on dividends	—	—
Foreign withholding tax on interest	—	(642)

Total Investment Income	146,702	502,217

EXPENSES
Deferred compensation (Note 7)	21	245
Investment advisory fees	6,980	120,004
Trustee fees (Note 7)	1,278	5,015

Total Gross Expenses Before Fees Reimbursed	8,279	125,264

Less:
Deferred compensation reimbursed (Note 7)	(21)	(245)
Investment advisory fees reimbursed (Note 4)	—	—
Trustee fees reimbursed (Note 7)	(1,278)	(5,015)

Total Net Expenses	6,980	120,004

Net Investment Income (Loss)	139,722	382,213

NET REALIZED GAIN (LOSS) ON:
Investments in affiliated securities	—	—
Investments in securities	2,041	(30,868)
In-kind redemptions on investments in securities	—	(1,161)
Futures contracts	—	—
Foreign currency transactions	—	—
Securities sold short	—	—

Net Realized Gain (Loss)	2,041	(32,029)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities	482,761	227,098
Securities lending	—	—
Futures contracts	—	—
Forward foreign currency contracts	—	—
Translation of other assets and liabilities denominated in foreign currencies	—	—

Net Change in Unrealized Appreciation (Depreciation)	482,761	227,098

Net Realized and Unrealized Gain (Loss)	484,802	195,069

Net Increase (Decrease) in Net Assets Resulting from Operations	$624,524	$577,282

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	13

FlexShares® Trust

Statements of Changes in Net Assets

	FlexShares® Morningstar US Market Factor Tilt Index Fund		FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$7,601,625	$13,818,663	$7,676,090	$14,146,475
Net realized gain (loss)	(4,313,504)	(8,590,369)	(16,858,804)	4,070,117
Net change in unrealized appreciation (depreciation)	(799,645)	12,612,682	7,193,596	(27,109,714)

Net Increase (Decrease) in Net Assets
Resulting from Operations	2,488,476	17,840,976	(1,989,118)	(8,893,122)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(16,800,281)	(10,104,239)	(15,681,333)	(16,879,469)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(16,800,281)	(10,104,239)	(15,681,333)	(16,879,469)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,378,628	25,750,248	64,653,946	95,913,757
Cost of shares redeemed	(4,314,627)	(13,290,008)	—	(143,846,513)

Net Increase (Decrease) from Capital Transactions	4,064,001	12,460,240	64,653,946	(47,932,756)

Total Increase (Decrease) in Net Assets	(10,247,804)	20,196,977	46,983,495	(73,705,347)

NET ASSETS
Beginning of Period	$761,457,461	$741,260,484	$570,187,906	$643,893,253

End of Period	$751,209,657	$761,457,461	$617,171,401	$570,187,906

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,704,980	$10,903,636	$3,185,154	$11,190,397

SHARE TRANSACTIONS
Beginning of period	8,750,001	8,600,001	9,800,001	10,600,001
Shares issued	—	—	—	—
Shares issued in-kind	100,000	300,000	1,200,000	1,600,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(50,000)	(150,000)	—	(2,400,000)

Shares Outstanding, End of Period	8,800,001	8,750,001	11,000,001	9,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

14	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund		FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	November 9, 2015* through April 30, 2016

OPERATIONS
Net investment income (loss)	$1,283,087	$4,138,106	$71,548
Net realized gain (loss)	(7,582,682)	(12,834,455)	(138,684)
Net change in unrealized appreciation (depreciation)	12,652,148	(22,206,737)	(82,831)

Net Increase (Decrease) in Net Assets
Resulting from Operations	6,352,553	(30,903,086)	(149,967)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(4,258,934)	(4,902,676)	(71,707)
Net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(4,258,934)	(4,902,676)	(71,707)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	60,282,273	—	564,445
Cost of shares redeemed	—	(24,602,139)	—

Net Increase (Decrease) from Capital Transactions	60,282,273	(24,602,139)	564,445

Total Increase (Decrease) in Net Assets	62,375,892	(60,407,901)	342,771

NET ASSETS
Beginning of Period	$198,072,725	$258,480,626	$2,500,025 (2)

End of Period	$260,448,617	$198,072,725	$2,842,796

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$48,268	$3,024,115	$(159)

SHARE TRANSACTIONS
Beginning of period	4,400,001	4,900,001	100,001 (2)
Shares issued	—	—	—
Shares issued in-kind	1,500,000	—	25,000
Shares redeemed	—	—	—
Shares redeemed in-kind	—	(500,000)	—

Shares Outstanding, End of Period	5,900,001	4,400,001	125,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	15

Statements of Changes in Net Assets (cont.)

	FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund	FlexShares® US Quality Large Cap Index Fund
	November 9, 2015* through April 30, 2016	Six Months Ended April 30, 2016 (Unaudited)	September 23, 2015* through October 31, 2015

OPERATIONS
Net investment income (loss)	$68,152	$29,323	$3,221
Net realized gain (loss)	(1,101,110)	17,838	(2,016)
Net change in unrealized appreciation (depreciation)	2,769,496	(109,851)	161,103

Net Increase (Decrease) in Net Assets
Resulting from Operations	1,736,538	(62,690)	162,308

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(69,555)	(27,285)	—
Net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(69,555)	(27,285)	—

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	22,989,889	1,285,576	—
Cost of shares redeemed	—	—	—

Net Increase (Decrease) from Capital Transactions	22,989,889	1,285,576	—

Total Increase (Decrease) in Net Assets	24,656,872	1,195,601	162,308

NET ASSETS
Beginning of Period	$2,500,025 (2)	$2,662,308	$2,500,000	(2)

End of Period	$27,156,897	$3,857,909	$2,662,308

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(1,403)	$5,259	$3,221

SHARE TRANSACTIONS
Beginning of period	100,001 (2)	100,001	100,001	(2)
Shares issued	—	—	—
Shares issued in-kind	1,025,000	50,000	—
Shares redeemed	—	—	—
Shares redeemed in-kind	—	—	—

Shares Outstanding, End of Period	1,125,001	150,001	100,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

16	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund		FlexShares® STOXX® Global Broad Infrastructure Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$21,922,532	$76,369,460	$5,754,177	$8,240,635
Net realized gain (loss)	(220,149,383)	(68,537,827)	(8,350,245)	(5,891,735)
Net change in unrealized appreciation (depreciation)	382,900,871	(574,271,356)	28,088,801	(13,604,483)

Net Increase (Decrease) in Net Assets
Resulting from Operations	184,674,020	(566,439,723)	25,492,733	(11,255,583)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(81,155,697)	(68,313,771)	(5,323,570)	(7,352,334)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(81,155,697)	(68,313,771)	(5,323,570)	(7,352,334)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	225,689,240	345,280,830	134,438,751	245,625,235
Cost of shares redeemed	(421,482,812)	(581,130,533)	—	—

Net Increase (Decrease) from Capital Transactions	(195,793,572)	(235,849,703)	134,438,751	245,625,235

Total Increase (Decrease) in Net Assets	(92,275,249)	(870,603,197)	154,607,914	227,017,318

NET ASSETS
Beginning of Period	$2,004,234,317	$2,874,837,514	$467,681,047	$240,663,729

End of Period	$1,911,959,068	$2,004,234,317	$622,288,961	$467,681,047

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$4,802,175	$64,035,340	$1,504,253	$1,073,646

SHARE TRANSACTIONS
Beginning of period	78,550,001	86,650,001	10,800,001	5,250,001
Shares issued	—	—	—	—
Shares issued in-kind	10,050,000	11,350,000	3,250,000	5,550,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(17,650,000)	(19,450,000)	—	—

Shares Outstanding, End of Period	70,950,001	78,550,001	14,050,001	10,800,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	17

Statements of Changes in Net Assets (cont.)

	FlexShares® Global Quality Real Estate Index Fund		FlexShares® Real Assets Allocation Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	November 23, 2015* through April 30, 2016

OPERATIONS
Net investment income (loss)	$3,521,212	$2,142,497	$32,732
Net realized gain (loss)	(2,962,008)	(405,030)	(134,645)
Net change in unrealized appreciation (depreciation)	7,510,005	4,205,778	47,028

Net Increase (Decrease) in Net Assets
Resulting from Operations	8,069,209	5,943,245	(54,885)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(2,609,456)	(2,097,648)	(32,883)
Net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(2,609,456)	(2,097,648)	(32,883)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	55,375,428	70,335,087	—
Cost of shares redeemed	—	—	(1,115,295)

Net Increase (Decrease) from Capital Transactions	55,375,428	70,335,087	(1,115,295)

Total Increase (Decrease) in Net Assets	60,835,181	74,180,684	(1,203,063)

NET ASSETS
Beginning of Period	$132,183,823	$58,003,139	$2,500,025 (2)

End of Period	$193,019,004	$132,183,823	$1,296,962

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$1,246,096	$334,340	$(151)

SHARE TRANSACTIONS
Beginning of period	2,300,001	1,050,001	100,001 (2)
Shares issued	—	—	—
Shares issued in-kind	1,000,000	1,250,000	—
Shares redeemed	—	—	—
Shares redeemed in-kind	—	—	(50,000)

Shares Outstanding, End of Period	3,300,001	2,300,001	50,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

18	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Index Fund		FlexShares® Quality Dividend Defensive Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$15,323,886	$19,949,707	$3,239,821	$5,138,347
Net realized gain (loss)	(2,032,731)	10,557,113	484,024	859,145
Net change in unrealized appreciation (depreciation)	43,961,465	(6,987,261)	76,617	1,774,856

Net Increase (Decrease) in Net Assets
Resulting from Operations	57,252,620	23,519,559	3,800,462	7,772,348

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(13,767,335)	(18,320,477)	(3,212,430)	(4,730,997)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(13,767,335)	(18,320,477)	(3,212,430)	(4,730,997)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	544,259,806	211,006,878	27,559,575	76,849,789
Cost of shares redeemed	(24,810,036)	(99,257,476)	(13,402,246)	(10,747,603)

Net Increase (Decrease) from Capital Transactions	519,449,770	111,749,402	14,157,329	66,102,186

Total Increase (Decrease) in Net Assets	562,935,055	116,948,484	14,745,361	69,143,537

NET ASSETS
Beginning of Period	$703,615,064	$586,666,580	$191,605,508	$122,461,971

End of Period	$1,266,550,119	$703,615,064	$206,350,869	$191,605,508

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$3,636,788	$2,080,237	$558,458	$531,067

SHARE TRANSACTIONS
Beginning of period	19,550,001	16,400,001	5,350,001	3,500,001
Shares issued	150,000	—	—	—
Shares issued in-kind	16,000,000	5,850,000	800,000	2,150,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(750,000)	(2,700,000)	(400,000)	(300,000)

Shares Outstanding, End of Period	34,950,001	19,550,001	5,750,001	5,350,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	19

Statements of Changes in Net Assets (cont.)

	FlexShares® Quality Dividend Dynamic Index Fund		FlexShares® International Quality Dividend Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$970,238	$2,982,716	$6,503,477	$15,022,367
Net realized gain (loss)	90,505	2,209,184	(27,864,541)	(25,662,068)
Net change in unrealized appreciation (depreciation)	(2,143,288)	(3,669,797)	15,176,847	(20,369,466)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,082,545)	1,522,103	(6,184,217)	(31,009,167)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(1,227,359)	(2,673,680)	(4,081,954)	(14,909,952)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(1,227,359)	(2,673,680)	(4,081,954)	(14,909,952)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	10,932,297	20,426,542	176,574,013
Cost of shares redeemed	(19,916,906)	(29,127,606)	(72,718,178)	(29,550,337)

Net Increase (Decrease) from Capital Transactions	(19,916,906)	(18,195,309)	(52,291,636)	147,023,676

Total Increase (Decrease) in Net Assets	(22,226,810)	(19,346,886)	(62,557,807)	101,104,557

NET ASSETS
Beginning of Period	$73,803,842	$93,150,728	$430,589,871	$329,485,314

End of Period	$51,577,032	$73,803,842	$368,032,064	$430,589,871

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$174,371	$431,492	$2,617,654	$196,131

SHARE TRANSACTIONS
Beginning of period	2,100,001	2,600,001	18,700,001	12,600,001
Shares issued	—	—	—	—
Shares issued in-kind	—	300,000	900,000	7,300,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(600,000)	(800,000)	(3,400,000)	(1,200,000)

Shares Outstanding, End of Period	1,500,001	2,100,001	16,200,001	18,700,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

20	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® International Quality Dividend Defensive Index Fund		FlexShares® International Quality Dividend Dynamic Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$1,134,595	$3,961,822	$409,224	$2,414,352
Net realized gain (loss)	(6,943,615)	(5,833,139)	(3,693,524)	(7,329,518)
Net change in unrealized appreciation (depreciation)	5,084,312	(4,326,063)	1,742,579	(1,153,495)

Net Increase (Decrease) in Net Assets
Resulting from Operations	(724,708)	(6,197,380)	(1,541,721)	(6,068,661)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(946,627)	(3,831,030)	(393,873)	(2,416,579)
Net realized gain	—	—	—	—
Tax return of capital	—	—	—	—

Total distributions	(946,627)	(3,831,030)	(393,873)	(2,416,579)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	—	70,975,221	15,253,107	37,110,397
Cost of shares redeemed	(29,645,410)	(39,494,587)	(21,080,578)	(106,844,379)

Net Increase (Decrease) from Capital Transactions	(29,645,410)	31,480,634	(5,827,471)	(69,733,982)

Total Increase (Decrease) in Net Assets	(31,316,745)	21,452,224	(7,763,065)	(78,219,222)

NET ASSETS
Beginning of Period	$87,892,978	$66,440,754	$35,725,835	$113,945,057

End of Period	$56,576,233	$87,892,978	$27,962,770	$35,725,835

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$384,219	$196,251	$123,244	$107,893

SHARE TRANSACTIONS
Beginning of period	3,900,001	2,600,001	1,500,001	4,300,001
Shares issued	—	—	—	—
Shares issued in-kind	—	2,900,000	700,000	1,500,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(1,400,000)	(1,600,000)	(1,000,000)	(4,300,000)

Shares Outstanding, End of Period	2,500,001	3,900,001	1,200,001	1,500,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	21

Statements of Changes in Net Assets (cont.)

	FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund		FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$(8,634,813)	$(8,324,831)	$(2,006,682)	$844,231
Net realized gain (loss)	(2,751,290)	(18,052,559)	1,622,879	(2,671,154)
Net change in unrealized appreciation (depreciation)	36,958,087	(3,791,271)	14,226,620	(1,132,430)

Net Increase (Decrease) in Net Assets
Resulting from Operations	25,571,984	(30,168,661)	13,842,817	(2,959,353)

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	—	—	—	(843,582)
Net realized gain	—	—	—	—
Tax return of capital	—	(1,721,740)	—	(190,336)

Total distributions	—	(1,721,740)	—	(1,033,918)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	23,319,345	80,783,490	126,183,439	146,477,173
Cost of shares redeemed	(183,598,449)	(317,454,863)	(53,922,680)	(18,609,063)

Net Increase (Decrease) from Capital Transactions	(160,279,104)	(236,671,373)	72,260,759	127,868,110

Total Increase (Decrease) in Net Assets	(134,707,120)	(268,561,774)	86,103,576	123,874,839

NET ASSETS
Beginning of Period	$1,978,311,056	$2,246,872,830	$432,210,279	$308,335,440

End of Period	$1,843,603,936	$1,978,311,056	$518,313,855	$432,210,279

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(8,634,813)	$—	$(2,006,682)	$—

SHARE TRANSACTIONS
Beginning of period	81,154,000	90,854,000	17,600,001	12,400,001
Shares issued	—	—	—	50,000
Shares issued in-kind	950,000	3,300,000	5,100,000	5,900,000
Shares redeemed	—	—	—	—
Shares redeemed in-kind	(7,550,000)	(13,000,000)	(2,200,000)	(750,000)

Shares Outstanding, End of Period	74,554,000	81,154,000	20,500,001	17,600,001

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See Accompanying Notes to the Financial Statements.

22	FLEXSHARES SEMIANNUAL REPORT

Statements of Changes in Net Assets (cont.)

	FlexShares® Disciplined Duration MBS Index Fund		FlexShares® Credit-Scored US Corporate Bond Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	November 12, 2014* through October 31, 2015

OPERATIONS
Net investment income (loss)	$267,706	$230,497	$217,399	$142,747
Net realized gain (loss)	28,643	27,369	27,173	(5,826)
Net change in unrealized appreciation (depreciation)	142,664	(50,838)	434,325	20,839

Net Increase (Decrease) in Net Assets
Resulting from Operations	439,013	207,028	678,897	157,760

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(535,100)	(410,495)	(195,607)	(115,873)
Net realized gain	—	(1,988)	—	—
Tax return of capital	—	—	—	—

Total distributions	(535,100)	(412,483)	(195,607)	(115,873)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	8,665,830	18,807,817	10,050,933	7,538,666
Cost of shares redeemed	—	—	—	—

Net Increase (Decrease) from Capital Transactions	8,665,830	18,807,817	10,050,933	7,538,666

Total Increase (Decrease) in Net Assets	8,569,743	18,602,362	10,534,223	7,580,553

NET ASSETS
Beginning of Period	$23,627,029	$5,024,667	$12,580,603	$5,000,050 (2)

End of Period	$32,196,772	$23,627,029	$23,114,826	$12,580,603

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$(62,302)	$205,092	$48,666	$26,874

SHARE TRANSACTIONS
Beginning of period	950,001	200,001	250,001	100,001 (2)
Shares issued	350,000	750,000	200,000	150,000
Shares issued in-kind	—	—	—	—
Shares redeemed	—	—	—	—
Shares redeemed in-kind	—	—	—	—

Shares Outstanding, End of Period	1,300,001	950,001	450,001	250,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	23

Statements of Changes in Net Assets (cont.)

	FlexShares® Credit-Scored US Long Corporate Bond Index Fund			FlexShares® Ready Access Variable Income Fund
	Six Months Ended April 30, 2016 (Unaudited)	September 23, 2015* through October 31, 2015		Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

OPERATIONS
Net investment income (loss)	$139,722	$23,209		$382,213	$541,448
Net realized gain (loss)	2,041	—		(32,029)	85,452
Net change in unrealized appreciation (depreciation)	482,761	5,370		227,098	(252,146)

Net Increase (Decrease) in Net Assets
Resulting from Operations	624,524	28,579		577,282	374,754

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(132,286)	—		(358,577)	(521,790)
Net realized gain	—	—		(64,745)	(119,613)
Tax return of capital	—	—		—	—

Total distributions	(132,286)	—		(423,322)	(641,403)

CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	5,120,959	—		7,528,306	33,930,054
Cost of shares redeemed	—	—		(7,526,732)	(11,312,430)

Net Increase (Decrease) from Capital Transactions	5,120,959	—		1,574	22,617,624

Total Increase (Decrease) in Net Assets	5,613,197	28,579		155,534	22,350,975

NET ASSETS
Beginning of Period	$5,028,594	$5,000,015	(2)	$97,961,847	$75,610,872

End of Period	$10,641,791	$5,028,594		$98,117,381	$97,961,847

Undistributed (accumulated) net investment income (loss) included in end of period net assets	$30,645	$23,209		$75,452	$51,816

SHARE TRANSACTIONS
Beginning of period	100,001	100,001	(2)	1,300,001	1,000,001
Shares issued	100,000	—		100,000	450,000
Shares issued in-kind	—	—		—	—
Shares redeemed	—	—		(50,000)	(50,000)
Shares redeemed in-kind	—	—		(50,000)	(100,000)

Shares Outstanding, End of Period	200,001	100,001		1,300,001	1,300,001

*	Commencement of investment operations.

(1)	Capital transactions may include transaction fees associated with creation and redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

(2)	Amount includes the initial subscription.

See Accompanying Notes to the Financial Statements.

24	FLEXSHARES SEMIANNUAL REPORT

[THIS PAGE INTENTIONALLY LEFT BLANK]

FLEXSHARES SEMIANNUAL REPORT	25

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar US Market Factor Tilt Index Fund
Six Months ended April 30, 2016 (Unaudited)	$87.02	$0.87	(a)	$(0.61)		$0.26	$(1.92)	$—	$—	$(1.92)
Year ended October 31, 2015	86.19	1.58	(a)	0.42		2.00	(1.17)	—	—	(1.17)
Year ended October 31, 2014	76.56	1.16	(a)	9.26		10.42	(0.79)	—	—	(0.79)
Year ended October 31, 2013	58.70	1.09	(a)	17.43		18.52	(0.66)	—	—	(0.66)
Year ended October 31, 2012	51.74	0.91	(a)	6.17		7.08	(0.12)	—	—	(0.12)
For the period 09/16/11* through 10/31/11	50.00	0.07	(a)	1.67		1.74	—	—	—	—

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Six Months ended April 30, 2016 (Unaudited)	58.18	0.76	(a)	(1.24)		(0.48)	(1.59)	—	—	(1.59)
Year ended October 31, 2015	60.74	1.51	(a)	(2.27)		(0.76)	(1.80)	—	—	(1.80)
Year ended October 31, 2014	61.95	1.80	(a)	(2.29)		(0.49)	(0.72)	—	—	(0.72)
Year ended October 31, 2013	49.31	1.35	(a)	11.40		12.75	(0.11)	—	—	(0.11)
For the period 09/25/12* through 10/31/12	50.00	0.12	(a)	(0.81)		(0.69)	—	—	—	—

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Six Months ended April 30, 2016 (Unaudited)	45.02	0.24	(a)	(0.24	)(g)	0.00	(0.88)	—	—	(0.88)
Year ended October 31, 2015	52.75	0.92	(a)	(7.65)		(6.73)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	52.92	1.03	(a)	(0.77)		0.26	(0.43)	—	—	(0.43)
Year ended October 31, 2013	49.60	1.03	(a)	2.34		3.37	(0.05)	—	—	(0.05)
For the period 09/25/12* through 10/31/12	50.00	0.03	(a)	(0.43)		(0.40)	—	—	—	—

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund
For the period 11/09/15* through 04/30/16 (Unaudited)	25.00	0.66	(a)	(2.22)		(1.56)	(0.70)	—	—	(0.70)

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund
For the period 11/09/15* through 04/30/16 (Unaudited)	25.00	0.12	(a)	(0.48	)(g)	(0.36)	(0.50)	—	—	(0.50)

FlexShares® US Quality Large Cap Index Fund
Six Months ended April 30, 2016 (Unaudited)	26.62	0.26	(a)	(0.89)		(0.63)	(0.27)	—	—	(0.27)
For the period 09/23/15* through 10/31/15	25.00	0.03	(a)	1.59		1.62	—	—	—	—
*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

26	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$85.36	0.31%	0.32%	0.28%		0.27%		2.10%	2.11%	14%	$751,210
87.02	2.30	2.30	0.28		0.27		1.81	1.81	51	761,457
86.19	13.69	13.54	0.28		0.27		1.41	1.41	25	741,260
76.56	31.88	28.39	0.27		0.27		1.59	1.59	20	447,893
58.70	13.71	16.86	0.29		0.27		1.57	1.59	15	149,677
51.74	3.48	3.56	0.49		0.27		1.02	1.24	1	7,761

56.11	(0.75)	(1.33)	0.43		0.42		2.83	2.84	19	617,171
58.18	(1.26)	(2.34)	0.43		0.42		2.52	2.53	26	570,188
60.74	(0.81)	(0.80)	0.43		0.42		2.84	2.85	16	643,893
61.95	25.93	0.62	0.43		0.42		2.37	2.38	7	309,745
49.31	(1.40)	23.98	0.43		0.42		2.47	2.49	1	9,862

44.14	0.10	0.47	0.66		0.65		1.17	1.18	22	260,449
45.02	(12.91)	(13.43)	0.66		0.65		1.86	1.87	30	198,073
52.75	0.52	0.52	0.66		0.65		1.96	1.97	19	258,481
52.92	6.80	(14.20)	0.65		0.65		2.01	2.01	20	158,759
49.60	(0.80)	23.52	0.67		0.65		0.50	0.52	1	9,920

22.74	(6.39)	(5.12)	0.56	(i)	0.05	(i)	5.55	6.06	4	2,843

24.14	(1.42)	(1.34)	0.72	(i)	0.06	(i)	0.46	1.12	2	27,157

25.72	(2.37)	(2.37)	0.40		0.32		2.01	2.09	30	3,858
26.62	6.48	6.48	0.42		0.32		1.10	1.20	3	2,662

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	27

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Six Months ended April 30, 2016 (Unaudited)	$25.52	$0.30	(a)	$2.25		$2.55	$(1.12)	$—	$—	$(1.12)
Year ended October 31, 2015	33.18	0.94	(a)	(7.74)		(6.80)	(0.86)	—	—	(0.86)
Year ended October 31, 2014	34.71	0.80	(a)	(1.63)		(0.83)	(0.70)	—	—	(0.70)
Year ended October 31, 2013	35.19	0.87	(a)	(0.98)		(0.11)	(0.37)	—	—	(0.37)
Year ended October 31, 2012	35.01	0.44		(0.17	)(g)	0.27	(0.09)	—	—	(0.09)
For the period 09/16/11* through 10/31/11	35.00	0.03	(a)	(0.02	)(g)	0.01	—	—	—	—

FlexShares® STOXX® Global Broad Infrastructure Index Fund
Six Months ended April 30, 2016 (Unaudited)	43.30	0.46	(a)	0.96		1.42	(0.43)	—	—	(0.43)
Year ended October 31, 2015	45.84	1.13	(a)	(2.67)		(1.54)	(1.00)	—	—	(1.00)
Year ended October 31, 2014	41.62	1.73	(a)	3.65		5.38	(1.16)	—	—	(1.16)
For the period 10/08/13* through 10/31/13	40.00	0.01	(a)	1.61		1.62	—	—	—	—

FlexShares® Global Quality Real Estate Index Fund
Six Months ended April 30, 2016 (Unaudited)	57.47	1.22	(a)	0.69		1.91	(0.89)	—	—	(0.89)
Year ended October 31, 2015	55.24	1.36	(a)	2.25		3.61	(1.38)	—	—	(1.38)
For the period 11/05/13* through 10/31/14	50.00	1.65	(a)	4.67		6.32	(1.08)	—	—	(1.08)

FlexShares® Real Assets Allocation Index Fund
For the period 11/23/15* through 04/30/16 (Unaudited)	25.00	0.48	(a)	0.85	(g)	1.33	(0.39)	—	—	(0.39)

FlexShares® Quality Dividend Index Fund
Six Months ended April 30, 2016 (Unaudited)	35.99	0.60	(a)	0.20		0.80	(0.55)	—	—	(0.55)
Year ended October 31, 2015	35.77	1.08	(a)	0.14		1.22	(1.00)	—	—	(1.00)
Year ended October 31, 2014	32.15	1.02	(a)	3.62		4.64	(1.02)	—	—	(1.02)
For the period 12/14/12* through 10/31/13	25.00	0.83	(a)	6.78		7.61	(0.46)	—	—	(0.46)
*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

28	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses		Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$26.95	10.77%	10.94%	0.49%		0.48%		2.59%	2.60%	18%	$1,911,959
25.52	(20.97)	(21.05)	0.49		0.48		3.17	3.17	13	2,004,234
33.18	(2.44)	(2.44)	0.49		0.48		2.27	2.27	11	2,874,838
34.71	(0.33)	(0.61)	0.48		0.48		2.56	2.56	8	2,764,535
35.19	0.79	1.71	0.50		0.48		2.02	2.03	5	566,532
35.01	0.03	(0.57)	0.77		0.48		0.53	0.821		103,268

44.29	3.35	2.95	0.48		0.47		2.20	2.21	10	622,289
43.30	(3.40)	(4.03)	0.48		0.47		2.52	2.53	15	467,681
45.84	13.02	13.62	0.48		0.47		3.87	3.88	17	240,664
41.62	4.05	4.20	0.52		0.47		0.32	0.37	1	4,163

58.49	3.36	3.06	0.46		0.45		4.38	4.39	25	193,019
57.47	6.60	5.93	0.46		0.45		2.39	2.40	81	132,184
55.24	12.79	13.51	0.47		0.45		3.16	3.18	44	58,003

25.94	5.39	5.47	0.70	(i)	0.10	(i)	3.93	4.53	2	1,297

36.24	2.24	2.21	0.38		0.37		3.42	3.43	37	1,266,550
35.99	3.43	3.52	0.38		0.37		2.99	2.99	86	703,615
35.77	14.61	14.47	0.38		0.37		2.99	3.00	67	586,667
32.15	30.67	30.79	0.38		0.37		3.16	3.17	54	282,930

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	29

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations				Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)	Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® Quality Dividend Defensive Index Fund
Six Months ended April 30, 2016 (Unaudited)	$35.81	$0.59	(a)	$0.08	$0.67	$(0.59)	$—	$—	$(0.59)
Year ended October 31, 2015	34.99	1.03	(a)	0.72	1.75	(0.93)	—	—	(0.93)
Year ended October 31, 2014	31.42	0.96	(a)	3.62	4.58	(1.01)	—	—	(1.01)
For the period 12/14/12* through 10/31/13	25.00	0.79	(a)	6.05	6.84	(0.42)	—	—	(0.42)

FlexShares® Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2016 (Unaudited)	35.14	0.54	(a)	(0.64)	(0.10)	(0.66)	—	—	(0.66)
Year ended October 31, 2015	35.83	1.14	(a)	(0.82)	0.32	(1.01)	—	—	(1.01)
Year ended October 31, 2014	32.06	0.98	(a)	3.72	4.70	(0.93)	—	—	(0.93)
For the period 12/14/12* through 10/31/13	25.00	0.84	(a)	6.77	7.61	(0.55)	—	—	(0.55)

FlexShares® International Quality Dividend Index Fund
Six Months ended April 30, 2016 (Unaudited)	23.03	0.39	(a)	(0.45)	(0.06)	(0.25)	—	—	(0.25)
Year ended October 31, 2015	26.15	1.01	(a)	(3.18)	(2.17)	(0.95)	—	—	(0.95)
Year ended October 31, 2014	27.00	1.25	(a)	(1.06)	0.19	(1.04)	—	—	(1.04)
For the period 04/12/13* through 10/31/13	25.00	0.46	(a)	1.82	2.28	(0.28)	—	—	(0.28)

FlexShares® International Quality Dividend Defensive Index Fund
Six Months ended April 30, 2016 (Unaudited)	22.54	0.40	(a)	0.01 (g)	0.41	(0.32)	—	—	(0.32)
Year ended October 31, 2015	25.55	0.94	(a)	(3.04)	(2.10)	(0.91)	—	—	(0.91)
Year ended October 31, 2014	26.66	1.23	(a)	(1.32)	(0.09)	(1.02)	—	—	(1.02)
For the period 04/12/13* through 10/31/13	25.00	0.44	(a)	1.58	2.02	(0.36)	—	—	(0.36)

FlexShares® International Quality Dividend Dynamic Index Fund
Six Months ended April 30, 2016 (Unaudited)	23.82	0.29	(a)	(0.46)	(0.17)	(0.35)	—	—	(0.35)
Year ended October 31, 2015	26.50	0.88	(a)	(2.50)	(1.62)	(1.06)	—	—	(1.06)
Year ended October 31, 2014	27.34	0.99	(a)	(1.00)	(0.01)	(0.83)	—	—	(0.83)
For the period 04/12/13* through 10/31/13	25.00	0.50	(a)	2.35	2.85	(0.51)	—	—	(0.51)

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2016 (Unaudited)	24.38	(0.11	)(a)	0.46	0.35	—	—	—	—
Year ended October 31, 2015	24.73	(0.10	)(a)	(0.23)	(0.33)	—	—	(0.02)	(0.02)
Year ended October 31, 2014	24.97	0.10	(a)	(0.15)	(0.05)	(0.10)	—	(0.09)	(0.19)
Year ended October 31, 2013	25.43	0.03	(a)	(0.38)	(0.35)	(0.05)	(0.01)	(0.05)	(0.11)
Year ended October 31, 2012	25.14	0.15	(a)	0.39	0.54	(0.22)	(0.03)	—	(0.25)
For the period 09/19/11* through 10/31/11	25.00	0.06	(a)	0.08	0.14	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

30	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)				Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements	Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements	Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$35.89	1.89%	1.92%	0.38%	0.37%	3.43%	3.44%	39%	$206,351
35.81	5.04	5.13	0.38	0.37	2.87	2.88	92	191,606
34.99	14.79	14.47	0.38	0.37	2.88	2.89	73	122,462
31.42	27.54	27.79	0.38	0.37	3.02	3.03	54	43,983

34.38	(0.29)	(0.09)	0.38	0.37	3.25	3.27	34	51,577
35.14	0.89	0.78	0.38	0.37	3.15	3.16	87	73,804
35.83	14.78	14.68	0.38	0.37	2.82	2.84	75	93,151
32.06	30.69	30.74	0.38	0.37	3.22	3.23	67	12,825

22.72	(0.21)	0.04	0.48	0.47	3.68	3.69	35	368,032
23.03	(8.45)	(9.95)	0.48	0.47	4.08	4.09	77	430,590
26.15	0.53	1.11	0.48	0.47	4.56	4.57	61	329,485
27.00	9.22	9.58	0.48	0.47	3.24	3.25	26	75,610

22.63	1.90	2.09	0.48	0.47	3.71	3.72	37	56,576
22.54	(8.37)	(9.81)	0.48	0.47	3.86	3.87	77	87,893
25.55	(0.51)	(0.33)	0.48	0.47	4.58	4.59	69	66,441
26.66	8.20	8.85	0.49	0.47	3.16	3.18	27	15,999

23.30	(0.67)	(0.73)	0.49	0.47	2.66	2.68	36	27,963
23.82	(6.28)	(8.00)	0.48	0.47	3.43	3.43	89	35,726
26.50	(0.18)	0.80	0.49	0.47	3.55	3.58	45	113,945
27.34	11.59	11.64	0.48	0.47	3.54	3.55	31	8,203

24.73	1.44	1.52	0.21	0.20	(0.94)	(0.93)	33	1,843,604
24.38	(1.34)	(1.46)	0.21	0.20	(0.40)	(0.39)	83	1,978,311
24.73	(0.22)	(0.10)	0.21	0.20	0.40	0.41	179	2,246,873
24.97	(1.41)	(1.45)	0.20	0.20	0.11	0.11	125	1,975,018
25.43	2.15	1.94	0.22	0.20	0.57	0.59	55	684,034
25.14	0.56	0.82	0.51	0.20	1.72	2.03	23	140,912

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	31

FlexShares® Trust

Financial Highlights

		PER SHARE
		Investment Operations					Distributions
	Net asset value, beginning of period	Net Investment Income (loss)		Net Realized and Unrealized Gain (Loss)		Total from Operations	Net Investment income	From Net Realized Gains	Tax return of capital	Total

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Six Months ended April 30, 2016 (Unaudited)	$24.56	$(0.10	)(a)	$0.82		$0.72	$—	$—	$—	$—
Year ended October 31, 2015	24.87	0.05	(a)	(0.30)		(0.25)	(0.05)	—	(0.01)	(0.06)
Year ended October 31, 2014	25.29	0.21	(a)	(0.32)		(0.11)	(0.24)	—	(0.07)	(0.31)
Year ended October 31, 2013	26.30	0.08	(a)	(0.91)		(0.83)	(0.08)	(0.10)	—	(0.18)
Year ended October 31, 2012	25.03	0.24	(a)	1.31		1.55	(0.27)	(0.01)	—	(0.28)
For the period 09/19/11* through 10/31/11	25.00	0.07	(a)	(0.04	)(g)	0.03	—	—	—	—

FlexShares® Disciplined Duration MBS Index Fund
Six Months ended April 30, 2016 (Unaudited)	24.87	0.24	(a)	0.15		0.39	(0.49)	—	—	(0.49)
Year ended October 31, 2015	25.12	0.37	(a)	0.06	(g)	0.43	(0.68)	0.00 (h)	—	(0.68)
For the period 09/03/14* through 10/31/14	25.00	0.09	(a)	0.09		0.18	(0.06)	—	—	(0.06)

FlexShares® Credit-Scored US Corporate Bond Index Fund
Six Months ended April 30, 2016 (Unaudited)	50.32	0.61	(a)	1.02		1.63	(0.58)	—	—	(0.58)
For the period 11/12/14* through 10/31/15	50.00	1.12	(a)	0.18		1.30	(0.98)	—	—	(0.98)

FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Six Months ended April 30, 2016 (Unaudited)	50.29	1.10	(a)	2.97		4.07	(1.15)	—	—	(1.15)
For the period 09/23/15* through 10/31/15	50.00	0.23	(a)	0.06		0.29	—	—	—	—

FlexShares® Ready Access Variable Income Fund
Six Months ended April 30, 2016 (Unaudited)	75.36	0.30	(a)	0.14		0.44	(0.28)	(0.05)	—	(0.33)
Year ended October 31, 2015	75.61	0.43	(a)	(0.15)		0.28	(0.42)	(0.11)	—	(0.53)
Year ended October 31, 2014	75.32	0.39	(a)	0.29		0.68	(0.39)	—	—	(0.39)
Year ended October 31, 2013	74.97	0.36	(a)	0.27		0.63	(0.28)	—	—	(0.28)
For the period 10/09/12* through 10/31/12	75.00	0.01	(a)	(0.04)		(0.03)	—	—	—	—

*	Commencement of investment operations.

(a)	Net investment income per share is based on average shares outstanding.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at adjusted net asset value.

(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value is determined by the mid point of the bid/ask spread at 4:00 p.m. Eastern Time from the primary listing exchange. Market value returns may vary from net asset value returns.

(f)	In-kind transactions are not included in portfolio turnover calculations.

(g)	The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(h)	Per share amount is less than $0.005.

(i)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund(s) in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(j)	The Expenses net of reimbursements and Net investment Income (Loss) net of reimbursement ratios include a voluntary reimbursement of advisory fees made by JPMorgan Chase Bank, N.A. Absent this additional reimbursement, Expenses net of reimbursements would have increased by 0.20% and the Net investment Income (Loss) net of reimbursement would have decreased by 0.20%.

See Accompanying Notes to the Financial Statements.

32	FLEXSHARES SEMIANNUAL REPORT

			RATIOS/SUPPLEMENTAL DATA
	Total Return(b)		Ratios to Average Net Assets(c)						Supplemental Data
Net Asset Value, end of period	Net Asset Value(d)	Market Value (Unaudited)(e)	Expenses	Expenses net of reimbursements		Net investment income (loss) before reimbursements	Net investment Income (Loss) net of reimbursements		Portfolio Turnover Rate(b)(f)	Net assets, end of period (thousands)

$25.28	2.93%	2.97%	0.21%	0.20%		(0.86)%	(0.85)%		40%	$518,314
24.56	(1.00)	(1.04)	0.21	0.20		0.19	0.20		113	432,210
24.87	(0.49)	(0.25)	0.21	0.20		0.82	0.83		150	308,335
25.29	(3.17)	(3.32)	0.20	0.20		0.30	0.30		151	389,483
26.30	6.13	5.87	0.22	0.20		0.90	0.92		60	374,730
25.03	0.12	0.56	0.50	0.20		2.03	2.34		10	145,194

24.77	1.58	1.46	0.22	—	(j)	1.70	1.91	(j)	57	32,197
24.87	1.74	2.02	0.22	0.20		1.44	1.46		179	23,627
25.12	0.72	0.76	0.27	0.20		2.18	2.26		23	5,025

51.37	3.27	3.53	0.24	0.22		2.42	2.44		35	23,115
50.32	2.61	2.78	0.26	0.22		2.26	2.30		69	12,581

53.21	8.28	8.14	0.26	0.22		4.36	4.40		48	10,642
50.29	0.56	1.16	0.27	0.22		4.38	4.43		—	5,029

75.47	0.60	0.52	0.26	0.25		0.79	0.80		43	98,117
75.36	0.36	0.28	0.26	0.25		0.56	0.57		38	97,962
75.61	0.90	1.04	0.26	0.25		0.51	0.52		135	75,611
75.32	0.84	4.97	0.26	0.25		0.47	0.47		76	41,423
74.97	(0.04)	(3.96)	0.27	0.25		0.14	0.16		2	7,497

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	33

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.4%
Aerospace & Defense – 2.0%
AAR Corp.(a)	6,512	$156,549
Aerojet Rocketdyne Holdings, Inc.* (a)	10,032	181,780
Aerovironment, Inc.* (a)	1,408	40,663
Astronics Corp.* (a)	899	33,218
Astronics Corp., Class B*	157	5,797
B/E Aerospace, Inc.(a)	1,232	59,912
The Boeing Co.	13,728	1,850,534
BWX Technologies, Inc.	1,408	47,013
Cubic Corp.(a)	176	7,316
Curtiss-Wright Corp.(a)	3,520	269,562
Engility Holdings, Inc.*	1,056	20,772
Esterline Technologies Corp.* (a)	7,392	507,535
General Dynamics Corp.	5,984	840,872
HEICO Corp.(a)	2,992	183,440
Hexcel Corp.(a)	5,280	239,026
Honeywell International, Inc.	18,656	2,131,821
Huntington Ingalls Industries, Inc.	2,464	356,713
KLX, Inc.* (a)	13,728	462,908
L-3 Communications Holdings, Inc.	2,288	300,941
Lockheed Martin Corp.	6,336	1,472,360
Moog, Inc., Class A*	5,808	283,779
National Presto Industries, Inc.(a)	352	30,691
Northrop Grumman Corp.	4,224	871,242
Orbital ATK, Inc.	3,520	306,240
Raytheon Co.	8,096	1,022,930
Rockwell Collins, Inc.(a)	2,464	217,300
Spirit AeroSystems Holdings, Inc., Class A*	7,216	340,234
TASER International, Inc.* (a)	4,224	77,130
Teledyne Technologies, Inc.* (a)	2,288	212,670
Textron, Inc.	4,752	183,807
TransDigm Group, Inc.* (a)	704	160,420
Triumph Group, Inc.(a)	8,624	312,016
United Technologies Corp.	17,952	1,873,650
		15,060,841

	Shares	Value
Air Freight & Logistics – 0.5%
Air Transport Services Group, Inc.*	13,904	$195,907
Atlas Air Worldwide Holdings, Inc.* (a)	4,224	168,707
C.H. Robinson Worldwide, Inc.(a)	3,520	249,815
Echo Global Logistics, Inc.*	1,056	24,679
Expeditors International of Washington, Inc.(a)	3,344	165,896
FedEx Corp.	6,336	1,046,137
Forward Air Corp.(a)	2,464	112,309
Hub Group, Inc., Class A*	2,112	81,354
Park-Ohio Holdings Corp.	1,760	44,792
United Parcel Service, Inc., Class B	14,432	1,516,370
XPO Logistics, Inc.* (a)	14,080	424,371
		4,030,337
Airlines – 0.8%
Alaska Air Group, Inc.(a)	5,104	359,475
Allegiant Travel Co.(a)	1,056	169,562
American Airlines Group, Inc.(a)	19,008	659,387
Delta Air Lines, Inc.	25,168	1,048,751
Hawaiian Holdings, Inc.*	11,616	488,685
JetBlue Airways Corp.* (a)	17,072	337,855
SkyWest, Inc.	16,544	388,784
Southwest Airlines Co.(a)	19,888	887,204
Spirit Airlines, Inc.* (a)	18,304	804,095
United Continental Holdings, Inc.*	12,672	580,504
Virgin America, Inc.*	528	29,404
		5,753,706
Auto Components – 0.7%
American Axle & Manufacturing Holdings, Inc.* (a)	14,256	221,111
Autoliv, Inc.(a)	1,408	172,438
BorgWarner, Inc.	11,264	404,603
Cooper Tire & Rubber Co.(a)	15,312	528,876
Cooper-Standard Holding, Inc.* (a)	3,520	271,427

See Accompanying Notes to the Financial Statements.

34	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Dana Holding Corp.(a)	47,168	$609,882
Delphi Automotive PLC	6,336	466,520
Dorman Products, Inc.*	1,408	75,736
Drew Industries, Inc.(a)	1,408	91,281
Federal-Mogul Holdings Corp.*	2,816	26,020
Gentex Corp.(a)	7,040	112,922
Gentherm, Inc.* (a)	3,168	116,392
The Goodyear Tire & Rubber Co.	8,096	234,541
Johnson Controls, Inc.	18,656	772,358
Lear Corp.	1,760	202,629
Modine Manufacturing Co.*	6,336	68,492
Motorcar Parts of America, Inc.* (a)	1,936	62,087
Standard Motor Products, Inc.(a)	2,640	93,746
Superior Industries International, Inc.	1,232	32,180
Tenneco, Inc.* (a)	10,912	581,610
Tower International, Inc.	4,400	100,980
Visteon Corp.(a)	2,112	168,263
		5,414,094
Automobiles – 0.7%
Ford Motor Co.	138,512	1,878,223
General Motors Co.	47,168	1,499,942
Harley-Davidson, Inc.(a)	8,624	412,486
Tesla Motors, Inc.* (a)	1,936	466,111
Thor Industries, Inc.	11,088	709,854
Winnebago Industries, Inc.(a)	3,872	83,790
		5,050,406
Banks – 7.4%
1st Source Corp.	2,816	96,983
Ameris Bancorp(a)	3,520	110,528
Associated Banc-Corp(a)	41,360	754,406
Banc of California, Inc.(a)	176	3,582
BancFirst Corp.(a)	1,232	76,840
BancorpSouth, Inc.(a)	6,512	152,967
Bank of America Corp.	365,024	5,314,750
Bank of Hawaii Corp.(a)	3,520	240,803

	Shares	Value
Banks – (continued)
Bank of the Ozarks, Inc.(a)	4,752	$196,258
BankUnited, Inc.(a)	7,040	242,880
Banner Corp.(a)	2,640	112,939
BB&T Corp.(a)	28,846	1,020,577
BBCN Bancorp, Inc.	15,312	239,174
Berkshire Hills Bancorp, Inc.	4,224	114,639
BOK Financial Corp.(a)	704	42,367
Boston Private Financial Holdings, Inc.(a)	5,456	66,672
Brookline Bancorp, Inc.	11,440	130,187
Bryn Mawr Bank Corp.(a)	1,760	50,019
Capital Bank Financial Corp., Class A(a)	3,872	117,051
Cardinal Financial Corp.(a)	5,456	120,741
Cathay General Bancorp(a)	6,336	193,375
Central Pacific Financial Corp.	2,816	65,726
Chemical Financial Corp.(a)	5,632	216,607
CIT Group, Inc.	2,288	79,096
Citigroup, Inc.	104,896	4,854,587
Citizens Financial Group, Inc.	23,760	542,916
City Holding Co.(a)	2,112	103,741
Columbia Banking System, Inc.(a)	6,160	181,658
Comerica, Inc.(a)	5,632	250,061
Commerce Bancshares, Inc./Montreal(a)	1,056	49,442
Community Bank System, Inc.(a)	4,928	195,001
Community Trust Bancorp, Inc.	1,584	56,818
Cullen/Frost Bankers, Inc.(a)	880	56,311
Customers Bancorp, Inc.*	2,288	59,442
CVB Financial Corp.(a)	11,616	199,563
Eagle Bancorp, Inc.* (a)	1,936	98,155
East West Bancorp, Inc.	2,464	92,375
Fifth Third Bancorp	20,240	370,594
First BanCorp/Puerto Rico*	8,976	35,006
First Citizens BancShares, Inc./North Carolina, Class A(a)	1,584	403,920
First Commonwealth Financial Corp.(a)	15,312	140,564
First Financial Bancorp	10,912	212,784
First Financial Bankshares, Inc.(a)	3,520	113,978
First Horizon National Corp.(a)	17,248	242,852

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	35

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
First Interstate BancSystem, Inc., Class A	3,872	$104,931
First Merchants Corp.(a)	6,336	162,518
First Midwest Bancorp, Inc./Illinois	10,736	198,401
First NBC Bank Holding Co.* (a)	1,760	38,262
First Niagara Financial Group, Inc.	98,912	1,044,511
First Republic Bank/California(a)	2,816	198,021
FirstMerit Corp.(a)	32,032	709,829
Flushing Financial Corp.	5,280	105,336
FNB Corp./Pennsylvania(a)	40,128	530,492
Fulton Financial Corp.(a)	39,776	556,466
Glacier Bancorp, Inc.(a)	4,752	123,029
Great Western Bancorp, Inc.	880	27,738
Hancock Holding Co.(a)	12,848	333,663
Hanmi Financial Corp.	2,640	61,037
Hilltop Holdings, Inc.* (a)	22,176	440,415
Home BancShares, Inc./Arizona	4,048	174,024
Huntington Bancshares, Inc./Ohio	18,480	185,909
IBERIABANK Corp.(a)	5,456	321,849
Independent Bank Corp./Massachusetts	3,872	182,100
International Bancshares Corp.	15,312	401,021
Investors Bancorp, Inc.(a)	13,024	150,427
JPMorgan Chase & Co.	131,120	8,286,784
KeyCorp	40,128	493,173
Lakeland Financial Corp.	2,816	133,169
LegacyTexas Financial Group, Inc.(a)	2,992	73,783
M&T Bank Corp.(a)	4,224	499,784
MB Financial, Inc.(a)	12,144	422,125
NBT Bancorp, Inc.(a)	8,976	254,380
Old National Bancorp/Indiana(a)	16,896	226,406
Opus Bank(a)	880	31,786
PacWest Bancorp	5,104	204,058
Park National Corp.	1,936	177,725

	Shares	Value
Banks – (continued)
Peoples Bancorp, Inc./Ohio(a)	880	$18,911
People’s United Financial, Inc.(a)	5,808	90,024
Pinnacle Financial Partners, Inc.(a)	3,168	155,771
The PNC Financial Services Group, Inc.	17,072	1,498,580
Popular, Inc.	19,536	580,610
PrivateBancorp, Inc.(a)	5,808	241,671
Prosperity Bancshares, Inc.(a)	12,848	677,989
Regions Financial Corp.	37,312	349,987
Renasant Corp.(a)	3,872	132,965
S&T Bancorp, Inc.(a)	5,808	149,091
Sandy Spring Bancorp, Inc.	4,576	130,828
Signature Bank/New York*	1,408	194,065
Simmons First National Corp., Class A(a)	1,584	73,973
South State Corp.(a)	2,112	147,798
Southside Bancshares, Inc.	3,168	92,537
Southwest Bancorp, Inc.(a)	1,056	16,949
State Bank Financial Corp.(a)	2,816	58,798
Sterling Bancorp/Delaware	9,856	161,047
Stock Yards Bancorp, Inc.(a)	2,464	99,644
SunTrust Banks, Inc.	18,656	778,701
SVB Financial Group*	1,584	165,180
Synovus Financial Corp.(a)	7,568	235,819
TCF Financial Corp.	30,448	415,311
Texas Capital Bancshares, Inc.* (a)	2,816	129,029
Tompkins Financial Corp.(a)	2,464	160,998
TriCo Bancshares	1,232	33,165
Trustmark Corp.(a)	10,032	245,884
U.S. Bancorp/Minnesotta	53,328	2,276,572
UMB Financial Corp.(a)	2,288	127,556
Umpqua Holdings Corp.(a)	44,000	696,520
Union Bankshares Corp.	7,216	190,575
United Bankshares, Inc./West Virginia	5,808	224,712
United Community Banks, Inc./Georgia	3,872	77,943
Valley National Bancorp(a)	39,072	369,621
Washington Trust Bancorp, Inc.	2,640	96,703
Webster Financial Corp.(a)	6,512	238,600
Wells Fargo & Co.	161,744	8,083,965

See Accompanying Notes to the Financial Statements.

36	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
WesBanco, Inc.(a)	5,632	$180,956
Westamerica Bancorp(a)	352	17,149
Western Alliance Bancorp*	6,688	244,647
Wilshire Bancorp, Inc.(a)	19,712	212,298
Wintrust Financial Corp.(a)	4,400	228,888
Zions Bancorp(a)	4,400	121,088
		55,295,205
Beverages – 1.3%
The Boston Beer Co., Inc., Class A* (a)	528	82,410
Brown-Forman Corp., Class B(a)	2,816	271,237
Coca-Cola Bottling Co. Consolidated	528	84,147
The Coca-Cola Co.	92,752	4,155,290
Coca-Cola Enterprises, Inc.	4,224	221,676
Constellation Brands, Inc., Class A	2,992	466,932
Dr. Pepper Snapple Group, Inc.	3,520	320,003
Molson Coors Brewing Co., Class B	3,872	370,279
Monster Beverage Corp.*	3,344	482,272
PepsiCo, Inc.	34,672	3,569,829
		10,024,075
Biotechnology – 2.2%
ACADIA Pharmaceuticals, Inc.* (a)	4,576	147,805
Achillion Pharmaceuticals, Inc.*	1,760	15,048
Acorda Therapeutics, Inc.* (a)	1,584	40,946
Aegerion Pharmaceuticals, Inc.*	4,048	11,537
Alexion Pharmaceuticals, Inc.* (a)	4,752	661,859
Alkermes PLC* (a)	2,288	90,948
Alnylam Pharmaceuticals, Inc.* (a)	2,464	165,187
AMAG Pharmaceuticals, Inc.* (a)	5,808	154,028
Amgen, Inc.	17,600	2,786,080

	Shares	Value
Biotechnology – (continued)
Anacor Pharmaceuticals, Inc.*	2,288	$143,549
Arena Pharmaceuticals, Inc.* (a)	2,816	4,844
ARIAD Pharmaceuticals, Inc.*	3,168	22,746
Array BioPharma, Inc.*	4,400	14,036
Baxalta, Inc.	16,192	679,254
BioCryst Pharmaceuticals, Inc.* (a)	3,520	11,475
Biogen, Inc.*	4,928	1,355,151
BioMarin Pharmaceutical, Inc.*	3,520	298,074
Bluebird Bio, Inc.* (a)	1,584	70,250
Catalyst Pharmaceuticals, Inc.*	3,344	2,274
Celgene Corp.*	17,952	1,856,416
Celldex Therapeutics, Inc.* (a)	4,576	18,304
Chimerix, Inc.*	1,936	11,577
Dynavax Technologies Corp.* (a)	352	5,776
Emergent BioSolutions, Inc.* (a)	1,760	67,795
Enanta Pharmaceuticals, Inc.* (a)	528	15,418
FibroGen, Inc.* (a)	1,408	25,344
Five Prime Therapeutics, Inc.*	352	16,752
Geron Corp.* (a)	10,736	31,671
Gilead Sciences, Inc.	48,224	4,253,839
Halozyme Therapeutics, Inc.* (a)	3,344	35,279
Heron Therapeutics, Inc.* (a)	1,760	37,734
ImmunoGen, Inc.* (a)	3,168	21,701
Immunomedics, Inc.* (a)	1,584	5,623
Incyte Corp.*	5,104	368,866
Insmed, Inc.* (a)	1,584	19,246
Insys Therapeutics, Inc.* (a)	352	5,101
Intrexon Corp.* (a)	2,112	56,454
Ionis Pharmaceuticals, Inc.* (a)	3,872	158,636
Ironwood Pharmaceuticals, Inc.* (a)	1,760	18,392
Kite Pharma, Inc.* (a)	8,624	399,119
Ligand Pharmaceuticals, Inc.* (a)	1,584	191,458
MacroGenics, Inc.*	880	18,093
Medivation, Inc.*	2,816	162,765
Merrimack Pharmaceuticals, Inc.* (a)	9,328	66,042
MiMedx Group, Inc.* (a)	704	5,301

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	37

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Biotechnology – (continued)
Myriad Genetics, Inc.*	4,224	$152,064
NantKwest, Inc.* (a)	352	2,918
Neurocrine Biosciences, Inc.* (a)	3,872	176,486
NewLink Genetics Corp.* (a)	3,168	51,353
Novavax, Inc.* (a)	14,256	74,701
OPKO Health, Inc.* (a)	15,664	168,388
Organovo Holdings, Inc.*	1,408	3,830
Osiris Therapeutics, Inc.*	1,584	8,886
OvaScience, Inc.* (a)	880	7,374
PDL BioPharma, Inc.	9,328	35,167
Portola Pharmaceuticals, Inc.* (a)	704	16,727
Progenics Pharmaceuticals, Inc.* (a)	2,288	12,149
PTC Therapeutics, Inc.* (a)	1,232	9,141
Puma Biotechnology, Inc.* (a)	880	27,007
Regeneron Pharmaceuticals, Inc.*	1,584	596,709
Regulus Therapeutics, Inc.*	1,584	9,251
Repligen Corp.* (a)	1,584	42,198
Rigel Pharmaceuticals, Inc.*	176	498
Sangamo BioSciences, Inc.* (a)	3,344	21,067
Sarepta Therapeutics, Inc.* (a)	1,584	22,477
Seattle Genetics, Inc.* (a)	2,640	93,667
TG Therapeutics, Inc.* (a)	1,584	14,430
United Therapeutics Corp.*	1,936	203,667
Vertex Pharmaceuticals, Inc.*	5,808	489,847
Vitae Pharmaceuticals, Inc.* (a)	1,232	8,858
ZIOPHARM Oncology, Inc.* (a)	1,408	11,067
		16,807,720
Building Products – 0.3%
A.O. Smith Corp.	3,520	271,814
AAON, Inc.(a)	3,520	93,350
American Woodmark Corp.* (a)	1,056	76,919
Apogee Enterprises, Inc.(a)	2,112	87,521
Armstrong World Industries, Inc.*	704	28,730
Builders FirstSource, Inc.* (a)	3,696	40,989

	Shares	Value
Building Products – (continued)
Fortune Brands Home & Security, Inc.(a)	2,464	$136,530
Gibraltar Industries, Inc.*	1,760	46,552
Griffon Corp.(a)	5,280	83,477
Insteel Industries, Inc.	528	15,307
Lennox International, Inc.(a)	1,936	261,263
Masco Corp.	4,576	140,529
NCI Building Systems, Inc.*	528	7,783
Nortek, Inc.*	880	41,501
Owens Corning(a)	3,872	178,383
Patrick Industries, Inc.* (a)	2,640	121,044
PGT, Inc.* (a)	352	3,686
Ply Gem Holdings, Inc.*	3,520	51,568
Quanex Building Products Corp.(a)	352	6,632
Simpson Manufacturing Co., Inc.(a)	1,408	52,941
Trex Co., Inc.* (a)	2,112	100,214
Universal Forest Products, Inc.	1,408	107,923
USG Corp.* (a)	18,128	489,637
		2,444,293
Capital Markets – 2.0%
Actua Corp.*	2,112	20,022
Affiliated Managers Group, Inc.*	352	59,953
Ameriprise Financial, Inc.(a)	7,392	708,893
Arlington Asset Investment Corp., Class A	17,424	225,467
Artisan Partners Asset Management, Inc., Class A(a)	5,104	164,910
The Bank of New York Mellon Corp.	26,400	1,062,336
BGC Partners, Inc., Class A(a)	40,832	370,755
BlackRock, Inc.(a)	3,168	1,128,853
The Charles Schwab Corp.	24,640	700,022
Cohen & Steers, Inc.	704	27,646
Cowen Group, Inc., Class A* (a)	14,784	51,522
E*TRADE Financial Corp.*	11,616	292,491
Eaton Vance Corp.(a)	1,936	66,850
Evercore Partners, Inc., Class A	1,760	90,886

See Accompanying Notes to the Financial Statements.

38	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Federated Investors, Inc., Class B(a)	7,920	$250,272
Financial Engines, Inc.(a)	2,112	68,027
Franklin Resources, Inc.	4,576	170,868
The Goldman Sachs Group, Inc.	14,256	2,339,552
HFF, Inc., Class A(a)	2,640	84,031
Interactive Brokers Group, Inc., Class A(a)	5,104	193,952
INTL. FCStone, Inc.* (a)	1,936	52,853
Invesco Ltd.	19,360	600,354
Investment Technology Group, Inc.(a)	5,456	106,501
Janus Capital Group, Inc.	14,960	218,416
KCG Holdings, Inc., Class A*	11,440	156,728
Ladenburg Thalmann Financial Services, Inc.*	6,688	17,924
Legg Mason, Inc.	2,288	73,468
LPL Financial Holdings, Inc.(a)	1,056	27,878
Morgan Stanley	54,384	1,471,631
Northern Trust Corp.‡	6,160	437,853
NorthStar Asset Management Group, Inc.(a)	8,800	109,472
Oppenheimer Holdings, Inc., Class A(a)	4,752	72,611
Piper Jaffray Cos.* (a)	7,392	308,320
Raymond James Financial, Inc.(a)	1,936	101,001
SEI Investments Co.(a)	3,168	152,317
State Street Corp.(a)	16,016	997,797
Stifel Financial Corp.* (a)	19,184	631,346
T. Rowe Price Group, Inc.(a)	7,744	583,046
TD Ameritrade Holding Corp.	4,400	131,252
Virtus Investment Partners, Inc.(a)	528	41,300
Waddell & Reed Financial, Inc., Class A(a)	19,888	404,522
Walter Investment Management Corp.* (a)	5,808	42,108
WisdomTree Investments, Inc.(a)	7,744	84,332
		14,900,338

	Shares	Value
Chemicals – 2.4%
A. Schulman, Inc.(a)	4,752	$132,533
Air Products & Chemicals, Inc.	4,400	641,916
Airgas, Inc.	880	125,347
Albemarle Corp.(a)	4,224	279,460
American Vanguard Corp.* (a)	176	2,913
Ashland, Inc.(a)	1,232	137,491
Balchem Corp.(a)	1,936	118,793
Cabot Corp.	13,376	652,615
Calgon Carbon Corp.	3,872	63,462
Celanese Corp.	4,576	323,523
CF Industries Holdings, Inc.(a)	9,680	320,118
The Chemours Co.(a)	55,792	508,823
Chemtura Corp.*	7,216	200,966
The Dow Chemical Co.	41,536	2,185,209
E.I. du Pont de Nemours & Co.	22,176	1,461,620
Eastman Chemical Co.	7,040	537,715
Ecolab, Inc.	5,632	647,567
Ferro Corp.* (a)	10,032	127,808
Flotek Industries, Inc.* (a)	1,232	11,642
FMC Corp.(a)	6,864	296,937
FutureFuel Corp.	1,408	15,826
HB Fuller Co.	1,936	86,578
Huntsman Corp.(a)	55,440	872,626
Innophos Holdings, Inc.(a)	5,456	201,654
Innospec, Inc.(a)	3,520	170,227
International Flavors & Fragrances, Inc.(a)	1,232	147,187
Intrepid Potash, Inc.* (a)	39,424	50,463
Kronos Worldwide, Inc.(a)	10,384	69,054
LSB Industries, Inc.* (a)	7,568	99,595
LyondellBasell Industries N.V., Class A	11,264	931,195
Minerals Technologies, Inc.(a)	5,632	337,357
Monsanto Co.	9,152	857,359
The Mosaic Co.(a)	16,544	463,066
NewMarket Corp.(a)	176	71,466
Olin Corp.(a)	41,536	905,069
OMNOVA Solutions, Inc.*	2,288	16,359
Platform Specialty Products Corp.* (a)	42,592	438,698
PolyOne Corp.	7,040	253,299
PPG Industries, Inc.	4,928	544,002
Praxair, Inc.	5,104	599,516

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	39

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Quaker Chemical Corp.(a)	1,584	$141,071
RPM International, Inc.	2,288	115,613
The Scotts Miracle-Gro Co., Class A(a)	2,640	186,859
Sensient Technologies Corp.(a)	3,696	248,556
The Sherwin-Williams Co.	1,936	556,232
Stepan Co.	5,104	312,824
Tredegar Corp.	1,408	22,472
Trinseo S.A.*	3,168	135,559
Tronox Ltd., Class A(a)	37,664	274,194
The Valspar Corp.(a)	1,232	131,442
W.R. Grace & Co.*	1,056	80,974
Westlake Chemical Corp.	3,344	167,835
		18,280,685
Commercial Services & Supplies – 1.0%
ABM Industries, Inc.(a)	11,088	356,701
ACCO Brands Corp.* (a)	18,832	179,657
The ADT Corp.	4,928	206,877
ARC Document Solutions, Inc.*	4,752	19,578
Brady Corp., Class A(a)	6,336	167,841
The Brink’s Co.	6,336	214,410
CECO Environmental Corp.	4,576	30,202
Cintas Corp.(a)	2,288	205,417
Copart, Inc.* (a)	1,232	52,779
Covanta Holding Corp.(a)	704	11,447
Deluxe Corp.(a)	4,048	254,133
Ennis, Inc.	6,160	120,366
Essendant, Inc.(a)	4,576	140,895
G&K Services, Inc., Class A(a)	1,408	99,475
Healthcare Services Group, Inc.(a)	5,280	199,848
Herman Miller, Inc.(a)	5,456	164,608
HNI Corp.(a)	3,520	153,894
Interface, Inc.	3,168	53,919
KAR Auction Services, Inc.(a)	5,456	205,146
Kimball International, Inc., Class B	6,864	79,897
Knoll, Inc.	4,400	102,740
Matthews International Corp., Class A	3,520	185,293
McGrath RentCorp	880	21,454

	Shares	Value
Commercial Services & Supplies – (continued)
Mobile Mini, Inc.(a)	2,640	$85,140
MSA Safety, Inc.(a)	1,232	59,247
Multi-Color Corp.(a)	1,936	115,831
Pitney Bowes, Inc.(a)	11,968	250,969
Quad/Graphics, Inc.	21,824	273,891
R.R. Donnelley & Sons Co.	40,304	701,290
Republic Services, Inc.	6,512	306,520
Rollins, Inc.(a)	2,464	66,208
SP Plus Corp.*	528	11,764
Steelcase, Inc., Class A	10,384	158,460
Stericycle, Inc.* (a)	2,112	201,823
Team, Inc.* (a)	528	15,169
Tetra Tech, Inc.(a)	11,616	341,510
Tyco International PLC(a)	5,104	196,606
U.S. Ecology, Inc.(a)	1,760	79,253
UniFirst Corp.(a)	1,408	152,599
Viad Corp.	1,056	31,416
Waste Connections, Inc.(a)	1,936	130,254
Waste Management, Inc.	10,208	600,128
West Corp.	5,632	120,694
		7,125,349
Communications Equipment – 1.1%
ADTRAN, Inc.(a)	176	3,400
Alliance Fiber Optic Products, Inc.*	704	13,038
Arista Networks, Inc.* (a)	1,232	82,076
Brocade Communications Systems, Inc.	25,520	245,247
CalAmp Corp.* (a)	1,056	15,808
Calix, Inc.*	704	4,879
Ciena Corp.* (a)	5,808	97,749
Cisco Systems, Inc.	171,776	4,722,122
EchoStar Corp., Class A*	3,696	151,240
Extreme Networks, Inc.*	5,632	19,768
F5 Networks, Inc.*	1,056	110,616
Finisar Corp.* (a)	25,168	414,265
Harris Corp.(a)	2,464	197,145
Infinera Corp.*	8,448	100,447
InterDigital, Inc.(a)	2,992	170,484
Ixia*	8,272	83,713
Juniper Networks, Inc.	10,208	238,867
Lumentum Holdings, Inc.*	352	8,906

See Accompanying Notes to the Financial Statements.

40	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Communications Equipment – (continued)
Motorola Solutions, Inc.	2,816	$211,735
NETGEAR, Inc.*	4,224	179,098
NetScout Systems, Inc.* (a)	3,344	74,437
Palo Alto Networks, Inc.* (a)	1,936	292,084
Plantronics, Inc.	2,640	101,508
Polycom, Inc.*	24,464	292,345
ShoreTel, Inc.*	9,680	59,242
Sonus Networks, Inc.*	1,408	11,630
Ubiquiti Networks, Inc.*	704	25,077
ViaSat, Inc.* (a)	1,936	148,491
Viavi Solutions, Inc.*	42,768	278,420
		8,353,837
Construction & Engineering – 0.3%
AECOM* (a)	7,392	240,166
Aegion Corp.*	6,160	130,777
Argan, Inc.(a)	1,936	66,173
Comfort Systems USA, Inc.	3,344	98,615
Dycom Industries, Inc.* (a)	2,464	173,958
EMCOR Group, Inc.	4,928	238,909
Fluor Corp.	6,512	355,946
Granite Construction, Inc.(a)	2,112	94,174
Great Lakes Dredge & Dock Corp.* (a)	352	1,609
Jacobs Engineering Group, Inc.* (a)	880	39,230
KBR, Inc.(a)	26,224	408,045
MasTec, Inc.* (a)	7,040	159,526
MYR Group, Inc.*	528	13,469
Primoris Services Corp.(a)	2,464	57,633
Tutor Perini Corp.* (a)	3,168	50,118
Valmont Industries, Inc.	352	49,414
		2,177,762
Construction Materials – 0.1%
Eagle Materials, Inc.	1,584	117,406
Headwaters, Inc.*	7,040	140,870
Martin Marietta Materials, Inc.	1,760	297,845
U.S. Concrete, Inc.* (a)	880	54,349
Vulcan Materials Co.	3,168	340,972
		951,442

	Shares	Value
Consumer Finance – 0.9%
Ally Financial, Inc.* (a)	22,880	$407,493
American Express Co.	17,072	1,117,021
Capital One Financial Corp.	17,072	1,235,842
Cash America International, Inc.(a)	5,456	201,654
Credit Acceptance Corp.*	880	172,717
Discover Financial Services	16,544	930,931
Encore Capital Group, Inc.* (a)	2,992	84,225
First Cash Financial Services, Inc.(a)	176	8,048
Green Dot Corp., Class A* (a)	2,464	54,775
Navient Corp.(a)	704	9,624
Nelnet, Inc., Class A	9,152	383,560
OneMain Holdings, Inc.* (a)	1,760	56,003
PRA Group, Inc.* (a)	13,904	461,335
SLM Corp.* (a)	124,960	845,979
Synchrony Financial*	33,616	1,027,641
World Acceptance Corp.*	1,056	45,820
		7,042,668
Containers & Packaging – 0.5%
AptarGroup, Inc.(a)	880	66,880
Avery Dennison Corp.	1,760	127,794
Ball Corp.(a)	2,288	163,317
Bemis Co., Inc.(a)	4,048	203,129
Berry Plastics Group, Inc.* (a)	8,272	297,957
Crown Holdings, Inc.*	3,696	195,740
Graphic Packaging Holding Co.	18,656	247,752
International Paper Co.(a)	18,128	784,398
Myers Industries, Inc.	1,936	26,097
Owens-Illinois, Inc.*	46,992	867,472
Packaging Corp. of America(a)	2,112	137,027
Sealed Air Corp.	3,872	183,378
Silgan Holdings, Inc.(a)	3,872	196,465
Sonoco Products Co.	1,584	74,274
WestRock Co.	11,968	500,861
		4,072,541
Distributors – 0.1%
Core-Mark Holding Co., Inc.(a)	2,288	186,838
Genuine Parts Co.(a)	2,288	219,579
LKQ Corp.*	7,920	253,836
Pool Corp.(a)	2,992	261,531
		921,784

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	41

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Consumer Services – 0.3%
Apollo Education Group, Inc.*	19,888	$155,127
Bridgepoint Education, Inc.*	6,160	58,766
Bright Horizons Family Solutions, Inc.* (a)	2,640	173,237
Capella Education Co.	1,408	77,877
Career Education Corp.* (a)	13,024	69,548
Carriage Services, Inc.(a)	2,816	68,795
Chegg, Inc.* (a)	5,808	26,368
DeVry Education Group, Inc.	8,976	155,734
Graham Holdings Co., Class B(a)	880	419,355
Grand Canyon Education, Inc.* (a)	3,696	161,626
H&R Block, Inc.(a)	4,928	99,743
Houghton Mifflin Harcourt Co.* (a)	27,984	573,952
LifeLock, Inc.*	352	4,097
Regis Corp.*	10,560	144,355
Service Corp. International(a)	8,624	230,002
Strayer Education, Inc.* (a)	2,816	139,786
Weight Watchers International, Inc.* (a)	2,112	27,350
		2,585,718
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc., Class B*	66,704	9,704,098
CBOE Holdings, Inc.(a)	3,872	239,909
CME Group, Inc.	7,392	679,399
FactSet Research Systems, Inc.(a)	704	106,128
FNFV Group* (a)	1,408	15,164
Intercontinental Exchange, Inc.	2,464	591,549
Leucadia National Corp.(a)	2,816	46,974
MarketAxess Holdings, Inc.(a)	2,464	302,481
Moody’s Corp.	4,048	387,474
Morningstar, Inc.	176	14,643
MSCI, Inc.	2,288	173,751
Nasdaq, Inc.(a)	1,760	108,610
S&P Global, Inc.	5,280	564,168
Voya Financial, Inc.	3,872	125,724
		13,060,072

	Shares	Value
Diversified Telecommunication Services – 2.4%
8x8, Inc.* (a)	5,632	$63,867
AT&T, Inc.	209,616	8,137,293
Atlantic Tele-Network, Inc.	1,760	126,562
CenturyLink, Inc.(a)	24,816	768,055
Cincinnati Bell, Inc.*	13,552	51,769
Cogent Communications Holdings, Inc.(a)	2,640	102,168
Consolidated Communications Holdings, Inc.(a)	2,464	58,249
Frontier Communications Corp.(a)	58,608	325,860
General Communication, Inc., Class A*	3,696	62,462
Globalstar, Inc.* (a)	8,800	17,160
IDT Corp., Class B	2,640	40,498
Inteliquent, Inc.(a)	1,584	26,279
Iridium Communications, Inc.* (a)	17,776	143,452
Level 3 Communications, Inc.* (a)	6,864	358,713
Lumos Networks Corp.*	1,584	20,196
ORBCOMM, Inc.*	2,288	22,674
pdvWireless, Inc.* (a)	528	21,321
SBA Communications Corp., Class A*	2,112	217,620
Verizon Communications, Inc.	138,512	7,055,801
Vonage Holdings Corp.*	24,112	112,603
Windstream Holdings, Inc.(a)	7,920	68,746
		17,801,348
Electric Utilities – 2.2%
ALLETE, Inc.(a)	8,096	454,914
American Electric Power Co., Inc.	14,256	905,256
Duke Energy Corp.	25,872	2,038,196
Edison International	9,328	659,583
El Paso Electric Co.(a)	5,104	230,190
The Empire District Electric Co.(a)	10,912	367,407
Entergy Corp.	8,272	621,889
Eversource Energy	11,616	655,607
Exelon Corp.	30,272	1,062,245
FirstEnergy Corp.	10,560	344,150
Great Plains Energy, Inc.(a)	1,936	60,461

See Accompanying Notes to the Financial Statements.

42	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Hawaiian Electric Industries, Inc.	25,168	$822,742
IDACORP, Inc.(a)	3,696	268,810
ITC Holdings Corp.(a)	1,936	85,320
MGE Energy, Inc.(a)	1,936	96,510
NextEra Energy, Inc.	10,384	1,220,951
OGE Energy Corp.(a)	1,056	31,247
Otter Tail Corp.(a)	1,232	35,629
PG&E Corp.	19,712	1,147,238
Pinnacle West Capital Corp.	2,464	179,010
PNM Resources, Inc.(a)	17,072	540,841
Portland General Electric Co.(a)	17,776	706,063
PPL Corp.	27,456	1,033,444
The Southern Co.(a)	34,144	1,710,614
Westar Energy, Inc.	1,408	72,667
Xcel Energy, Inc.	21,472	859,524
		16,210,508
Electrical Equipment – 0.7%
Acuity Brands, Inc.(a)	1,584	386,322
AMETEK, Inc.	3,872	186,204
AZZ, Inc.	1,408	77,327
Babcock & Wilcox Enterprises, Inc.*	6,864	156,842
Eaton Corp. PLC	13,024	824,028
Emerson Electric Co.	19,360	1,057,637
Encore Wire Corp.	1,232	47,124
EnerSys	3,872	226,009
Franklin Electric Co., Inc.	1,584	50,039
Generac Holdings, Inc.* (a)	15,664	597,112
General Cable Corp.(a)	4,048	63,311
Hubbell, Inc.	704	74,455
Plug Power, Inc.* (a)	8,096	16,678
Power Solutions International, Inc.* (a)	2,288	29,630
PowerSecure International, Inc.* (a)	2,816	52,715
Regal Beloit Corp.	13,200	850,344
Rockwell Automation, Inc.(a)	1,760	199,707
Sensata Technologies Holding N.V.*	2,464	92,819
SolarCity Corp.* (a)	1,232	37,354
		5,025,657

	Shares	Value
Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp., Class A(a)	6,512	$363,565
Anixter International, Inc.* (a)	5,104	317,979
Arrow Electronics, Inc.* (a)	1,760	109,296
Avnet, Inc.	2,640	108,557
AVX Corp.	9,328	123,316
Badger Meter, Inc.	1,056	75,325
Belden, Inc.	2,112	133,352
Benchmark Electronics, Inc.*	9,680	187,986
Checkpoint Systems, Inc.*	2,112	21,373
Cognex Corp.(a)	6,512	231,371
Coherent, Inc.* (a)	1,056	98,630
Corning, Inc.	48,752	910,200
CTS Corp.	5,632	93,322
Daktronics, Inc.(a)	704	6,125
Dolby Laboratories, Inc., Class A(a)	704	33,517
DTS, Inc.* (a)	352	7,681
ePlus, Inc.* (a)	1,760	141,486
Fabrinet* (a)	7,040	225,069
FEI Co.(a)	2,112	188,010
Fitbit, Inc., Class A* (a)	1,760	32,120
Flextronics International Ltd.*	7,216	87,674
FLIR Systems, Inc.	2,816	85,071
GSI Group, Inc.*	2,640	38,412
II-VI, Inc.*	4,576	95,501
Ingram Micro, Inc., Class A	9,856	344,467
Insight Enterprises, Inc.*	10,384	256,589
InvenSense, Inc.* (a)	1,760	13,517
IPG Photonics Corp.* (a)	2,464	213,555
Jabil Circuit, Inc.	528	9,166
Littelfuse, Inc.	1,584	184,504
Mercury Systems, Inc.*	2,640	55,493
Mesa Laboratories, Inc.(a)	176	17,737
Methode Electronics, Inc.(a)	2,992	88,952
MTS Systems Corp.	880	49,474
National Instruments Corp.(a)	1,056	29,114
Newport Corp.*	2,816	64,740
OSI Systems, Inc.* (a)	1,232	62,697
PC Connection, Inc.	3,168	75,303
Plexus Corp.* (a)	4,576	191,094
QLogic Corp.*	13,376	175,092
Rofin-Sinar Technologies, Inc.* (a)	1,232	39,658

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	43

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Rogers Corp.* (a)	1,408	$80,763
Sanmina Corp.* (a)	20,768	491,163
ScanSource, Inc.* (a)	5,632	229,110
SYNNEX Corp.(a)	7,040	581,293
TE Connectivity Ltd.	8,624	512,956
Tech Data Corp.*	10,032	689,098
Trimble Navigation Ltd.*	4,224	101,165
TTM Technologies, Inc.*	1,760	11,475
Universal Display Corp.*	1,056	61,575
VeriFone Systems, Inc.* (a)	6,512	185,332
Vishay Intertechnology, Inc.(a)	45,056	547,881
Zebra Technologies Corp., Class A* (a)	3,872	242,232
		9,320,133
Energy Equipment & Services – 1.6%
Archrock, Inc.	36,432	358,855
Atwood Oceanics, Inc.(a)	25,696	248,223
Baker Hughes, Inc.	6,864	331,943
Bristow Group, Inc.(a)	14,080	322,714
C&J Energy Services Ltd.* (a)	11,440	16,588
CARBO Ceramics, Inc.(a)	11,792	175,111
Core Laboratories N.V.(a)	880	117,621
Diamond Offshore Drilling, Inc.(a)	22,352	542,260
Dril-Quip, Inc.* (a)	10,384	673,091
FMC Technologies, Inc.*	2,992	91,226
Halliburton Co.	15,664	647,080
Helix Energy Solutions Group, Inc.* (a)	31,856	274,917
Helmerich & Payne, Inc.(a)	6,512	430,574
Matrix Service Co.*	6,160	116,055
McDermott International, Inc.*	55,440	251,698
Nabors Industries Ltd.	84,656	829,629
National Oilwell Varco, Inc.(a)	8,624	310,809
Natural Gas Services Group, Inc.*	704	16,185
Newpark Resources, Inc.* (a)	44,528	207,946
Noble Corp. PLC(a)	70,048	786,639
Oceaneering International, Inc.(a)	7,216	264,466
Patterson-UTI Energy, Inc.(a)	25,696	507,496
RPC, Inc.(a)	4,928	74,511

	Shares	Value
Energy Equipment & Services – (continued)
Schlumberger Ltd.	31,163	$2,503,600
SEACOR Holdings, Inc.*	3,168	186,183
Superior Energy Services, Inc.(a)	46,816	789,318
Tesco Corp.	16,896	159,836
TETRA Technologies, Inc.*	1,936	13,939
Tidewater, Inc.(a)	19,184	168,052
U.S. Silica Holdings, Inc.	528	13,490
Unit Corp.*	19,712	249,554
Weatherford International PLC* (a)	18,656	151,673
		11,831,282
Food & Staples Retailing – 1.7%
The Andersons, Inc.(a)	2,464	82,569
Casey’s General Stores, Inc.(a)	1,936	216,832
The Chefs’ Warehouse, Inc.*	176	3,391
Costco Wholesale Corp.(a)	10,032	1,486,040
CVS Health Corp.	26,752	2,688,576
Ingles Markets, Inc., Class A(a)	2,112	76,180
The Kroger Co.	24,288	859,552
PriceSmart, Inc.(a)	704	60,924
Rite Aid Corp.* (a)	42,416	341,449
SpartanNash Co.(a)	7,744	214,509
Sprouts Farmers Market, Inc.* (a)	6,512	182,792
SUPERVALU, Inc.*	48,928	246,108
Sysco Corp.	11,792	543,257
United Natural Foods, Inc.* (a)	2,992	106,725
Walgreens Boots Alliance, Inc.	18,656	1,479,048
Wal-Mart Stores, Inc.(a)	54,736	3,660,196
Weis Markets, Inc.	176	8,011
Whole Foods Market, Inc.(a)	3,520	102,362
		12,358,521
Food Products – 1.5%
Archer-Daniels-Midland Co.	16,368	653,738
B&G Foods, Inc.(a)	1,232	50,771
Blue Buffalo Pet Products, Inc.*	2,640	65,366
Bunge Ltd.	3,168	198,000
Calavo Growers, Inc.	1,232	70,433
Cal-Maine Foods, Inc.(a)	8,272	419,887
Campbell Soup Co.(a)	3,520	217,219
ConAgra Foods, Inc.	12,672	564,664
Dean Foods Co.(a)	14,784	254,728

See Accompanying Notes to the Financial Statements.

44	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Flowers Foods, Inc.(a)	1,760	$33,722
Fresh Del Monte Produce, Inc.	9,152	395,916
Freshpet, Inc.* (a)	704	5,829
General Mills, Inc.	11,968	734,117
The Hain Celestial Group, Inc.* (a)	4,752	198,919
The Hershey Co.(a)	4,400	409,684
Hormel Foods Corp.(a)	5,632	217,114
Ingredion, Inc.	1,408	162,047
J&J Snack Foods Corp.	1,232	124,592
The JM Smucker Co.	1,584	201,136
Kellogg Co.	4,928	378,520
The Kraft Heinz Co.	13,376	1,044,264
Lancaster Colony Corp.(a)	1,232	143,528
Landec Corp.* (a)	2,288	25,740
McCormick & Co., Inc. (Non-Voting)(a)	2,464	231,074
Mead Johnson Nutrition Co.	2,992	260,753
Mondelez International, Inc., Class A	36,960	1,587,802
Omega Protein Corp.* (a)	3,872	71,981
Pilgrim’s Pride Corp.*	4,576	123,140
Pinnacle Foods, Inc.	4,576	194,892
Post Holdings, Inc.* (a)	4,048	290,808
Sanderson Farms, Inc.(a)	2,816	258,340
Snyder’s-Lance, Inc.	5,287	169,025
Tootsie Roll Industries, Inc.(a)	1,583	56,418
TreeHouse Foods, Inc.*	1,936	171,142
Tyson Foods, Inc., Class A	8,800	579,216
The WhiteWave Foods Co.* (a)	7,744	311,386
		10,875,911
Gas Utilities – 0.5%
AGL Resources, Inc.	4,928	324,558
Atmos Energy Corp.	1,232	89,382
Chesapeake Utilities Corp.(a)	2,464	146,657
New Jersey Resources Corp.(a)	21,296	759,841
Northwest Natural Gas Co.(a)	176	9,071
ONE Gas, Inc.	4,576	267,559
Piedmont Natural Gas Co., Inc.(a)	4,400	263,120

	Shares	Value
Gas Utilities – (continued)
Questar Corp.	1,408	$35,298
South Jersey Industries, Inc.(a)	9,856	275,081
Southwest Gas Corp.(a)	8,624	559,784
Spire, Inc.(a)	7,920	506,563
UGI Corp.(a)	3,344	134,563
WGL Holdings, Inc.(a)	3,872	262,870
		3,634,347
Health Care Equipment & Supplies – 1.8%
Abaxis, Inc.(a)	1,232	55,834
Abbott Laboratories	32,736	1,273,430
ABIOMED, Inc.* (a)	2,464	239,353
Accuray, Inc.*	2,288	12,264
Alere, Inc.*	5,632	219,648
Align Technology, Inc.* (a)	3,520	254,109
Analogic Corp.(a)	352	27,805
AngioDynamics, Inc.*	2,288	28,028
Anika Therapeutics, Inc.* (a)	880	40,181
AtriCure, Inc.*	1,056	16,790
Baxter International, Inc.	8,624	381,353
Becton Dickinson and Co.	3,872	624,399
Boston Scientific Corp.*	25,872	567,114
C.R. Bard, Inc.	1,408	298,735
Cantel Medical Corp.	2,640	176,854
Cardiovascular Systems, Inc.* (a)	1,232	17,223
Cerus Corp.* (a)	2,640	16,526
CONMED Corp.	4,224	174,958
The Cooper Cos., Inc.(a)	704	107,768
Cynosure, Inc., Class A*	1,760	86,134
DENTSPLY SIRONA, Inc.(a)	4,224	251,751
DexCom, Inc.* (a)	3,520	226,618
Edwards Lifesciences Corp.*	4,928	523,403
Globus Medical, Inc., Class A*	4,752	118,990
Greatbatch, Inc.* (a)	3,344	116,371
Haemonetics Corp.* (a)	2,640	85,615
Halyard Health, Inc.* (a)	9,504	267,633
Hill-Rom Holdings, Inc.	4,752	229,759
Hologic, Inc.*	6,512	218,738
ICU Medical, Inc.*	880	87,419
IDEXX Laboratories, Inc.* (a)	2,112	178,147
Insulet Corp.* (a)	2,112	70,330
Integra LifeSciences Holdings Corp.* (a)	3,168	224,358

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	45

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
Intuitive Surgical, Inc.*	704	$440,957
Invacare Corp.(a)	2,816	31,652
Masimo Corp.*	3,872	167,851
Medtronic PLC	32,384	2,563,194
Merit Medical Systems, Inc.*	3,872	78,408
Natus Medical, Inc.* (a)	2,464	78,528
Neogen Corp.* (a)	2,288	108,085
NuVasive, Inc.* (a)	3,520	186,349
NxStage Medical, Inc.* (a)	3,520	56,742
OraSure Technologies, Inc.*	704	5,055
Orthofix International N.V.*	4,224	184,842
Quidel Corp.*	1,232	21,314
ResMed, Inc.	2,464	137,491
Second Sight Medical Products, Inc.* (a)	2,464	11,655
The Spectranetics Corp.* (a)	2,992	50,864
St. Jude Medical, Inc.	5,104	388,925
STAAR Surgical Co.*	1,232	9,499
Stryker Corp.	5,808	633,130
SurModics, Inc.*	352	7,082
Teleflex, Inc.	2,112	329,007
Varian Medical Systems, Inc.* (a)	1,760	142,877
Vascular Solutions, Inc.*	1,760	61,512
West Pharmaceutical Services, Inc.(a)	4,048	288,218
Wright Medical Group N.V.* (a)	4,752	89,243
Zeltiq Aesthetics, Inc.*	176	5,262
Zimmer Biomet Holdings, Inc.(a)	3,344	387,135
		13,682,515
Health Care Providers & Services – 2.6%
Acadia Healthcare Co., Inc.* (a)	3,168	200,186
Aceto Corp.(a)	3,872	86,849
Addus HomeCare Corp.* (a)	352	6,512
Aetna, Inc.	10,736	1,205,331
Air Methods Corp.*	1,584	58,576
Almost Family, Inc.* (a)	1,584	66,544
Amedisys, Inc.* (a)	4,576	235,618

	Shares	Value
Health Care Providers & Services – (continued)
AmerisourceBergen Corp.	4,048	$344,485
AMN Healthcare Services, Inc.* (a)	5,632	199,992
Amsurg Corp.* (a)	12,320	997,674
Anthem, Inc.	7,920	1,114,898
BioTelemetry, Inc.* (a)	176	2,769
Brookdale Senior Living, Inc.*	1,936	35,739
Capital Senior Living Corp.* (a)	1,408	28,245
Cardinal Health, Inc.	7,216	566,167
Centene Corp.*	8,345	517,056
Chemed Corp.(a)	1,408	182,730
Cigna Corp.	5,632	780,257
Community Health Systems, Inc.*	13,552	258,572
CorVel Corp.* (a)	528	23,866
DaVita HealthCare Partners, Inc.*	3,520	260,128
The Ensign Group, Inc.(a)	6,336	142,940
ExamWorks Group, Inc.* (a)	3,696	133,241
Express Scripts Holding Co.* (a)	21,648	1,596,107
HCA Holdings, Inc.*	10,032	808,780
HealthSouth Corp.(a)	6,864	284,582
Healthways, Inc.* (a)	3,872	45,109
Henry Schein, Inc.* (a)	1,760	296,912
Humana, Inc.	2,992	529,794
Kindred Healthcare, Inc.	15,488	228,603
Laboratory Corp. of America Holdings*	2,288	286,732
LHC Group, Inc.*	1,936	78,098
LifePoint Health, Inc.* (a)	11,440	772,886
Magellan Health, Inc.* (a)	3,168	223,217
McKesson Corp.	4,928	827,017
MEDNAX, Inc.*	3,520	250,941
Molina Healthcare, Inc.*	3,168	163,976
Owens & Minor, Inc.(a)	5,808	211,353
Patterson Cos., Inc.(a)	2,464	106,814
PharMerica Corp.* (a)	5,984	141,462
Premier, Inc., Class A* (a)	6,160	208,270
The Providence Service Corp.* (a)	2,112	105,262
Quest Diagnostics, Inc.	3,696	277,828
Select Medical Holdings Corp.* (a)	16,192	216,649

See Accompanying Notes to the Financial Statements.

46	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Surgical Care Affiliates, Inc.* (a)	2,464	$119,134
Team Health Holdings, Inc.*	2,640	110,431
Tenet Healthcare Corp.* (a)	25,344	803,151
Triple-S Management Corp., Class B*	6,336	164,989
U.S. Physical Therapy, Inc.	1,056	52,652
UnitedHealth Group, Inc.	20,944	2,757,906
Universal Health Services, Inc., Class B	1,232	164,694
VCA, Inc.*	4,400	277,068
WellCare Health Plans, Inc.* (a)	3,168	285,088
		19,843,880
Health Care Technology – 0.1%
Allscripts Healthcare Solutions, Inc.* (a)	7,920	106,128
athenahealth, Inc.* (a)	1,056	140,765
Cerner Corp.* (a)	7,568	424,868
HealthStream, Inc.* (a)	528	11,943
IMS Health Holdings, Inc.*	1,408	37,509
Medidata Solutions, Inc.* (a)	3,168	138,220
Omnicell, Inc.* (a)	2,992	95,325
Vocera Communications, Inc.*	3,696	43,317
		998,075
Hotels, Restaurants & Leisure – 1.8%
Aramark	1,760	58,978
Belmond Ltd., Class A* (a)	3,520	32,243
BJ’s Restaurants, Inc.*	1,760	78,496
Bloomin’ Brands, Inc.(a)	30,448	569,378
Bob Evans Farms, Inc.(a)	1,232	56,105
Boyd Gaming Corp.*	7,920	147,629
Brinker International, Inc.(a)	11,088	513,596
Buffalo Wild Wings, Inc.* (a)	1,408	188,193
Caesars Entertainment Corp.* (a)	4,224	28,850
Carnival Corp.	9,504	466,171
The Cheesecake Factory, Inc.(a)	2,816	143,644
Chipotle Mexican Grill, Inc.* (a)	528	222,272

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Choice Hotels International, Inc.(a)	2,640	$133,742
Churchill Downs, Inc.	880	118,078
Cracker Barrel Old Country Store, Inc.(a)	1,760	257,682
Darden Restaurants, Inc.(a)	3,168	197,208
Denny’s Corp.* (a)	10,208	100,957
Diamond Resorts International, Inc.* (a)	2,640	55,994
DineEquity, Inc.(a)	1,232	105,952
Domino’s Pizza, Inc.(a)	2,640	319,123
Dunkin’ Brands Group, Inc.	2,112	98,208
El Pollo Loco Holdings, Inc.* (a)	2,288	30,179
Fiesta Restaurant Group, Inc.* (a)	176	5,651
Hilton Worldwide Holdings, Inc.(a)	12,144	267,775
Hyatt Hotels Corp., Class A* (a)	704	33,708
International Speedway Corp., Class A(a)	1,408	47,154
Interval Leisure Group, Inc.(a)	352	4,970
Isle of Capri Casinos, Inc.*	2,816	41,958
Jack in the Box, Inc.	2,992	202,110
Krispy Kreme Doughnuts, Inc.*	3,168	55,155
La Quinta Holdings, Inc.* (a)	7,040	89,901
Las Vegas Sands Corp.	6,512	294,017
The Marcus Corp.	3,520	68,112
Marriott International, Inc., Class A(a)	4,752	333,068
Marriott Vacations Worldwide Corp.(a)	2,992	187,419
McDonald’s Corp.	19,712	2,493,371
MGM Resorts International*	8,800	187,440
Norwegian Cruise Line Holdings Ltd.* (a)	2,464	120,465
Panera Bread Co., Class A* (a)	352	75,501
Papa John’s International, Inc.(a)	2,816	159,357
Penn National Gaming, Inc.*	5,456	88,005
Pinnacle Entertainment, Inc.*	4,224	46,633
Popeyes Louisiana Kitchen, Inc.* (a)	1,584	85,156
Red Robin Gourmet Burgers, Inc.*	1,056	68,492

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	47

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Royal Caribbean Cruises Ltd.	3,872	$299,693
Ruth’s Hospitality Group, Inc.	2,464	39,128
Scientific Games Corp., Class A* (a)	6,512	64,599
Six Flags Entertainment Corp.	2,640	158,532
Sonic Corp.(a)	4,400	151,228
Starbucks Corp.	32,032	1,801,159
Starwood Hotels & Resorts Worldwide, Inc.	3,168	259,396
Texas Roadhouse, Inc.(a)	4,400	179,168
Vail Resorts, Inc.(a)	1,936	250,983
The Wendy’s Co.	16,192	175,845
Wyndham Worldwide Corp.(a)	2,464	174,821
Wynn Resorts Ltd.(a)	1,232	108,786
Yum! Brands, Inc.	8,096	644,118
		13,185,552
Household Durables – 0.8%
Beazer Homes USA, Inc.*	18,832	154,799
CalAtlantic Group, Inc.(a)	14,256	461,467
Cavco Industries, Inc.* (a)	528	46,300
Dr. Horton, Inc.	9,152	275,109
Ethan Allen Interiors, Inc.	528	17,973
Garmin Ltd.(a)	704	30,012
GoPro, Inc., Class A* (a)	6,160	77,862
Harman International Industries, Inc.	1,056	81,059
Helen of Troy Ltd.* (a)	2,288	227,725
Hovnanian Enterprises, Inc., Class A*	1,408	2,351
iRobot Corp.* (a)	1,232	46,052
KB Home(a)	10,384	140,911
La-Z-Boy, Inc.	3,872	100,169
Leggett & Platt, Inc.	2,112	104,101
Lennar Corp., Class A(a)	4,048	183,415
LGI Homes, Inc.* (a)	4,224	118,314
Libbey, Inc.	5,632	104,755
M/I Homes, Inc.* (a)	1,056	21,226
MDC Holdings, Inc.	3,520	86,627
Meritage Homes Corp.*	5,104	173,689
Mohawk Industries, Inc.*	1,760	339,029

	Shares	Value
Household Durables – (continued)
NACCO Industries, Inc., Class A	528	$31,427
Newell Brands, Inc.	8,363	380,843
NVR, Inc.*	176	292,387
PulteGroup, Inc.(a)	19,360	356,030
Tempur Sealy International, Inc.* (a)	3,344	202,881
Toll Brothers, Inc.*	5,808	158,558
TRI Pointe Group, Inc.* (a)	23,584	273,574
Tupperware Brands Corp.(a)	13,904	807,405
Universal Electronics, Inc.* (a)	2,464	163,634
WCI Communities, Inc.* (a)	3,168	50,625
Whirlpool Corp.	3,696	643,621
ZAGG, Inc.*	7,040	56,390
		6,210,320
Household Products – 1.2%
Central Garden & Pet Co., Class A* (a)	8,448	137,618
Church & Dwight Co., Inc.(a)	2,992	277,358
The Clorox Co.	2,816	352,648
Colgate-Palmolive Co.	19,536	1,385,493
HRG Group, Inc.* (a)	18,304	263,577
Kimberly-Clark Corp.	9,504	1,189,806
The Procter & Gamble Co.	62,832	5,034,100
Spectrum Brands Holdings, Inc.(a)	1,936	219,930
WD-40 Co.(a)	1,232	126,034
		8,986,564
Independent Power and Renewable Electricity Producers – 0.2%
AES Corp.(a)	7,040	78,566
Calpine Corp.*	23,408	369,378
NRG Energy, Inc.(a)	2,816	42,522
NRG Yield, Inc., Class C	14,960	242,053
Ormat Technologies, Inc.	2,640	114,576
Pattern Energy Group, Inc.(a)	5,456	114,576
Talen Energy Corp.* (a)	39,776	463,788
TerraForm Global, Inc., Class A(a)	11,264	32,778
TerraForm Power, Inc., Class A* (a)	5,280	56,390
Vivint Solar, Inc.*	1,584	5,291
		1,519,918

See Accompanying Notes to the Financial Statements.

48	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.5%
3M Co.	14,960	$2,504,005
Carlisle Cos., Inc.	1,408	143,475
Danaher Corp.	12,320	1,191,960
General Electric Co.	220,352	6,775,824
Roper Technologies, Inc.(a)	2,288	402,894
		11,018,158
Insurance – 4.0%
Aflac, Inc.(a)	12,320	849,710
Alleghany Corp.*	352	183,491
Allied World Assurance Co. Holdings AG	19,888	707,615
The Allstate Corp.	13,376	870,109
Ambac Financial Group, Inc.*	5,984	97,120
American Equity Investment Life Holding Co.	18,480	258,720
American Financial Group, Inc.	1,232	85,144
American International Group, Inc.	43,296	2,416,783
American National Insurance Co.	2,640	306,557
AMERISAFE, Inc.(a)	1,584	85,346
AmTrust Financial Services, Inc.(a)	7,392	183,691
Aon PLC	6,512	684,542
Arch Capital Group Ltd.*	4,400	310,156
Argo Group International Holdings Ltd.	8,272	454,712
Arthur J Gallagher & Co.	6,336	291,709
Aspen Insurance Holdings Ltd.	17,248	799,445
Assurant, Inc.(a)	2,288	193,496
Assured Guaranty Ltd.	7,744	200,337
Axis Capital Holdings Ltd.	3,344	178,135
Brown & Brown, Inc.(a)	3,344	117,408
Chubb Ltd.	17,776	2,095,079
Cincinnati Financial Corp.(a)	4,400	290,444
CNO Financial Group, Inc.(a)	43,824	805,047
Employers Holdings, Inc.(a)	2,464	73,181
Endurance Specialty Holdings Ltd.	4,400	281,512
Enstar Group Ltd.* (a)	3,168	501,938
Erie Indemnity Co., Class A	176	16,613

	Shares	Value
Insurance – (continued)
Everest Re Group Ltd.	1,408	$260,339
FBL Financial Group, Inc., Class A(a)	2,640	159,641
Federated National Holding Co.	528	10,058
Fidelity & Guaranty Life(a)	4,928	130,296
First American Financial Corp.(a)	7,744	278,939
FNF Group	7,040	224,576
Genworth Financial, Inc., Class A* (a)	153,296	525,805
The Hanover Insurance Group, Inc.	10,912	935,813
The Hartford Financial Services Group, Inc.	11,264	499,896
HCI Group, Inc.	1,760	52,730
Heritage Insurance Holdings, Inc.(a)	3,872	51,459
Horace Mann Educators Corp.	9,856	306,522
Infinity Property & Casualty Corp.	2,288	183,406
Kemper Corp.(a)	14,432	446,815
Lincoln National Corp.	5,632	244,710
Loews Corp.(a)	13,552	537,743
Maiden Holdings Ltd.(a)	11,440	139,911
Markel Corp.*	352	316,487
Marsh & McLennan Cos., Inc.	11,616	733,550
MBIA, Inc.* (a)	27,104	211,411
Mercury General Corp.(a)	7,392	391,037
MetLife, Inc.	36,432	1,643,083
National General Holdings Corp.	12,672	255,848
National Western Life Group, Inc., Class A	528	114,418
The Navigators Group, Inc.*	2,640	218,090
Old Republic International Corp.	15,312	283,119
The Phoenix Cos., Inc.*	880	32,569
Primerica, Inc.(a)	11,616	575,689
Principal Financial Group, Inc.	6,160	262,909
ProAssurance Corp.	4,400	210,012
The Progressive Corp.	15,664	510,646
Prudential Financial, Inc.	13,728	1,065,842

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	49

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Reinsurance Group of America, Inc.	1,056	$100,552
RenaissanceRe Holdings Ltd.(a)	1,584	175,681
RLI Corp.(a)	2,816	175,099
Safety Insurance Group, Inc.(a)	2,112	119,560
Selective Insurance Group, Inc.	10,912	378,756
Stewart Information Services Corp.(a)	2,816	98,053
Third Point Reinsurance Ltd.*	2,992	34,049
Torchmark Corp.(a)	3,872	224,150
The Travelers Cos., Inc.	11,792	1,295,941
United Fire Group, Inc.	4,224	189,320
Universal Insurance Holdings, Inc.(a)	5,808	102,279
Unum Group(a)	7,744	264,922
Validus Holdings Ltd.	22,880	1,054,539
W.R. Berkley Corp.	2,464	137,984
White Mountains Insurance Group Ltd.	176	146,080
Willis Towers Watson PLC	1,760	219,824
XL Group PLC	12,672	414,755
		30,282,953
Internet & Catalog Retail – 1.3%
Amazon.com, Inc.*	8,976	5,920,480
Etsy, Inc.*	2,640	23,179
Expedia, Inc.(a)	2,288	264,882
Groupon, Inc.* (a)	7,920	28,671
HSN, Inc.(a)	1,408	74,666
Lands’ End, Inc.* (a)	528	12,846
Liberty Interactive Corp. QVC Group, Class A*	10,736	281,283
Liberty TripAdvisor Holdings, Inc., Class A* (a)	6,688	147,537
Netflix, Inc.* (a)	9,856	887,336
Nutrisystem, Inc.(a)	3,168	69,760
Overstock.com, Inc.*	1,936	28,246
PetMed Express, Inc.(a)	704	12,883
The Priceline Group, Inc.*	1,232	1,655,389
Shutterfly, Inc.*	1,408	64,740
TripAdvisor, Inc.* (a)	2,288	147,782
Wayfair, Inc., Class A*	4,928	186,032
		9,805,712

	Shares	Value
Internet Software & Services – 2.8%
Akamai Technologies, Inc.*	3,168	$161,536
Alphabet, Inc., Class A*	5,104	3,613,020
Alphabet, Inc., Class C*	8,624	5,976,518
Apigee Corp.*	352	3,414
Bankrate, Inc.* (a)	8,272	75,606
Box, Inc., Class A* (a)	1,232	15,930
Carbonite, Inc.*	704	5,308
Cimpress N.V.*	2,464	216,512
comScore, Inc.*	2,992	91,615
Cornerstone OnDemand, Inc.* (a)	1,584	54,410
CoStar Group, Inc.* (a)	1,408	277,812
Demandware, Inc.* (a)	1,584	72,991
DHI Group, Inc.*	4,400	31,284
EarthLink Holdings Corp.(a)	21,824	126,797
eBay, Inc.*	35,552	868,535
Endurance International Group Holdings, Inc.*	11,264	120,637
Envestnet, Inc.* (a)	1,584	49,706
Everyday Health, Inc.*	3,696	21,437
Facebook, Inc., Class A*	52,800	6,208,224
GrubHub, Inc.* (a)	1,056	27,688
IAC/InterActiveCorp(a)	1,056	48,935
inContact, Inc.*	3,696	34,410
Internap Corp.*	2,992	6,822
Intralinks Holdings, Inc.* (a)	4,928	43,908
j2 Global, Inc.(a)	3,168	201,231
LinkedIn Corp., Class A*	2,112	264,655
LogMeIn, Inc.* (a)	1,584	94,565
MercadoLibre, Inc.	352	43,961
Monster Worldwide, Inc.* (a)	17,952	57,446
NIC, Inc.(a)	1,936	34,287
Pandora Media, Inc.* (a)	4,928	48,935
RetailMeNot, Inc.*	7,744	65,282
SPS Commerce, Inc.* (a)	704	35,855
Stamps.com, Inc.* (a)	1,056	86,972
TrueCar, Inc.* (a)	15,488	105,938
Twitter, Inc.* (a)	8,096	118,364
VeriSign, Inc.*	2,464	212,890
Web.com Group, Inc.*	8,976	179,430
WebMD Health Corp.* (a)	3,344	209,803
XO Group, Inc.*	1,936	34,190
Yahoo!, Inc.*	16,368	599,069

See Accompanying Notes to the Financial Statements.

50	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Yelp, Inc.* (a)	1,232	$25,872
Zillow Group, Inc., Class A* (a)	5,456	136,509
Zillow Group, Inc., Class C* (a)	2,464	59,235
		20,767,544
IT Services – 3.1%
Accenture PLC, Class A	12,848	1,450,796
Acxiom Corp.* (a)	2,112	46,401
Alliance Data Systems Corp.*	1,056	214,695
Automatic Data Processing, Inc.	11,264	996,188
Blackhawk Network Holdings, Inc.*	2,992	96,133
Booz Allen Hamilton Holding Corp.	7,568	208,650
Broadridge Financial Solutions, Inc.	2,464	147,446
CACI International, Inc., Class A* (a)	4,928	473,827
Cardtronics, Inc.* (a)	7,392	291,393
Cass Information Systems, Inc.(a)	352	17,413
Cognizant Technology Solutions Corp., Class A*	12,848	749,938
Computer Sciences Corp.	2,112	69,971
Convergys Corp.(a)	26,400	699,600
CoreLogic, Inc.*	6,336	224,801
CSG Systems International, Inc.(a)	6,336	281,192
CSRA, Inc.	880	22,845
DST Systems, Inc.(a)	1,936	233,637
EPAM Systems, Inc.* (a)	1,760	128,357
Euronet Worldwide, Inc.* (a)	3,168	244,253
EVERTEC, Inc.	6,688	90,087
ExlService Holdings, Inc.*	1,056	51,100
Fidelity National Information Services, Inc.	5,984	393,747
Fiserv, Inc.* (a)	5,984	584,756
FleetCor Technologies, Inc.*	1,584	245,013
Forrester Research, Inc.(a)	352	11,834
Gartner, Inc.* (a)	1,760	153,419
Genpact Ltd.*	5,808	161,985
Global Payments, Inc.(a)	3,994	288,286

	Shares	Value
IT Services – (continued)
International Business Machines Corp.	30,272	$4,417,896
Jack Henry & Associates, Inc.	1,584	128,352
Leidos Holdings, Inc.	4,400	218,284
Lionbridge Technologies, Inc.* (a)	9,680	48,303
ManTech International Corp., Class A	3,872	130,874
MasterCard, Inc., Class A	21,120	2,048,429
MAXIMUS, Inc.(a)	4,048	214,139
Net 1 UEPS Technologies, Inc.*	11,616	138,463
NeuStar, Inc., Class A*	8,096	190,175
Paychex, Inc.(a)	7,920	412,790
PayPal Holdings, Inc.*	23,408	917,125
Perficient, Inc.*	6,336	132,296
Science Applications International Corp.	3,872	205,564
ServiceSource International, Inc.* (a)	11,088	44,685
Sykes Enterprises, Inc.*	8,976	261,650
Syntel, Inc.*	2,112	89,823
TeleTech Holdings, Inc.	3,872	107,603
Total System Services, Inc.	4,400	225,016
Travelport Worldwide Ltd.	25,344	353,549
Vantiv, Inc., Class A*	2,640	143,986
Virtusa Corp.*	1,584	56,295
Visa, Inc., Class A	43,472	3,357,777
The Western Union Co.(a)	15,488	309,760
WEX, Inc.* (a)	1,408	133,042
Xerox Corp.(a)	18,304	175,718
		23,039,357
Leisure Products – 0.2%
Brunswick Corp.	4,752	228,239
Callaway Golf Co.	4,928	46,027
Hasbro, Inc.	2,640	223,450
Mattel, Inc.(a)	7,920	246,233
Nautilus, Inc.* (a)	352	6,209
Polaris Industries, Inc.(a)	1,056	103,361
Smith & Wesson Holding Corp.* (a)	7,568	165,209
Sturm Ruger & Co., Inc.	2,992	191,578
		1,210,306

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	51

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Life Sciences Tools & Services – 0.5%
Accelerate Diagnostics, Inc.* (a)	1,584	$19,879
Agilent Technologies, Inc.	5,104	208,856
Bio-Rad Laboratories, Inc., Class A* (a)	176	24,966
Bio-Techne Corp.(a)	2,464	229,596
Bruker Corp.	4,400	124,520
Cambrex Corp.* (a)	3,520	169,805
Charles River Laboratories International, Inc.*	3,344	265,079
Illumina, Inc.* (a)	2,816	380,132
Mettler-Toledo International, Inc.*	704	251,997
NeoGenomics, Inc.* (a)	3,696	30,085
Pacific Biosciences of California, Inc.*	176	1,698
PAREXEL International Corp.* (a)	3,520	215,072
PerkinElmer, Inc.	1,760	88,739
Quintiles Transnational Holdings, Inc.*	1,056	72,938
Thermo Fisher Scientific, Inc.	8,096	1,167,848
VWR Corp.*	3,872	103,150
Waters Corp.* (a)	1,408	183,265
		3,537,625
Machinery – 2.6%
Actuant Corp., Class A(a)	880	23,505
AGCO Corp.(a)	2,640	141,161
Alamo Group, Inc.	704	39,734
Albany International Corp., Class A	3,168	127,639
Altra Industrial Motion Corp.(a)	1,232	35,358
American Railcar Industries, Inc.(a)	2,464	101,049
Astec Industries, Inc.(a)	1,408	68,147
Barnes Group, Inc.	8,448	274,475
Briggs & Stratton Corp.(a)	2,640	55,889
Caterpillar, Inc.	17,952	1,395,229
Chart Industries, Inc.* (a)	9,152	235,572
CIRCOR International, Inc.(a)	1,936	109,287
CLARCOR, Inc.(a)	704	41,374
Colfax Corp.* (a)	30,272	981,721

	Shares	Value
Machinery – (continued)
Columbus McKinnon Corp.	1,936	$31,963
Crane Co.(a)	8,800	489,016
Cummins, Inc.(a)	7,392	865,086
Deere & Co.	12,496	1,051,039
Douglas Dynamics, Inc.	1,760	40,322
Dover Corp.	4,576	300,643
Energy Recovery, Inc.*	4,048	49,224
EnPro Industries, Inc.(a)	1,232	72,171
ESCO Technologies, Inc.	528	20,317
Federal Signal Corp.	4,928	67,464
Flowserve Corp.(a)	528	25,772
FreightCar America, Inc.	176	3,018
Global Brass & Copper Holdings, Inc.	4,928	133,549
The Gorman-Rupp Co.	1,232	34,853
Graco, Inc.(a)	704	55,187
The Greenbrier Cos., Inc.(a)	2,464	73,895
Harsco Corp.(a)	14,784	104,819
Hillenbrand, Inc.(a)	14,080	426,765
IDEX Corp.	1,232	100,901
Illinois Tool Works, Inc.	8,976	938,171
Ingersoll-Rand PLC	4,928	322,981
ITT Corp.	5,632	216,100
John Bean Technologies Corp.	3,872	201,886
Joy Global, Inc.	31,504	671,035
Kadant, Inc.	2,640	125,004
Kennametal, Inc.(a)	13,552	316,846
Lincoln Electric Holdings, Inc.	1,584	99,269
Lindsay Corp.(a)	352	26,914
Lydall, Inc.*	3,344	123,026
The Manitowoc Co., Inc.	6,336	36,115
Meritor, Inc.* (a)	11,440	97,240
The Middleby Corp.* (a)	2,640	289,450
Mueller Industries, Inc.(a)	4,928	155,528
Mueller Water Products, Inc., Class A	10,736	115,412
Navistar International Corp.* (a)	22,528	339,947
NN, Inc.(a)	3,168	47,647
Nordson Corp.(a)	704	54,018
Oshkosh Corp.(a)	19,184	937,138
PACCAR, Inc.(a)	15,136	891,662
Parker-Hannifin Corp.	6,160	714,683

See Accompanying Notes to the Financial Statements.

52	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Pentair PLC(a)	3,520	$204,442
Proto Labs, Inc.* (a)	528	31,590
RBC Bearings, Inc.* (a)	1,408	103,206
Rexnord Corp.* (a)	32,208	702,134
Snap-on, Inc.	1,232	196,233
SPX Corp.	25,696	413,706
SPX FLOW, Inc.*	12,320	369,107
Standex International Corp.	1,584	121,477
Stanley Black & Decker, Inc.	4,048	453,052
Sun Hydraulics Corp.	1,408	49,815
Tennant Co.	1,232	65,801
Terex Corp.	30,800	735,812
The Timken Co.	12,320	438,962
Titan International, Inc.	1,584	10,502
The Toro Co.(a)	3,168	273,874
TriMas Corp.*	4,928	89,197
Trinity Industries, Inc.(a)	7,392	144,218
Wabash National Corp.* (a)	14,256	203,148
WABCO Holdings, Inc.* (a)	1,232	138,181
Wabtec Corp.(a)	2,112	175,148
Watts Water Technologies, Inc., Class A(a)	1,760	98,331
Woodward, Inc.(a)	4,576	248,065
Xylem, Inc.(a)	2,640	110,299
		19,672,516
Marine – 0.0%†
Kirby Corp.*	352	22,464
Matson, Inc.	3,344	130,015
		152,479
Media – 2.4%
AMC Entertainment Holdings, Inc., Class A(a)	3,168	89,274
AMC Networks, Inc., Class A* (a)	1,408	91,844
Cablevision Systems Corp., Class A	4,576	152,793
Carmike Cinemas, Inc.* (a)	2,992	89,730
CBS Corp. (Non-Voting), Class B	10,560	590,410
Charter Communications, Inc., Class A* (a)	1,584	336,188

	Shares	Value
Media – (continued)
Cinemark Holdings, Inc.	4,224	$146,362
Comcast Corp., Class A	55,088	3,347,147
Discovery Communications, Inc., Class A* (a)	352	9,613
Discovery Communications, Inc., Class C*	14,784	395,915
DISH Network Corp., Class A*	2,992	147,476
DreamWorks Animation SKG, Inc., Class A*	4,048	161,596
The E.W. Scripps Co., Class A* (a)	6,160	93,509
Entravision Communications Corp., Class A(a)	12,144	96,545
Gannett Co., Inc.	21,472	361,803
Global Eagle Entertainment, Inc.*	4,224	33,834
Gray Television, Inc.*	6,512	83,679
Harte-Hanks, Inc.	880	1,602
The Interpublic Group of Cos., Inc.	7,744	177,647
John Wiley & Sons, Inc., Class A	4,752	235,652
Liberty Braves Group, Class A* (a)	193	3,018
Liberty Braves Group, Class C*	440	6,565
Liberty Media Group, Class A*	484	8,857
Liberty Media Group, Class C*	1,100	19,800
Liberty SiriusXM Group, Class A*	1,936	63,443
Liberty SiriusXM Group, Class C*	4,400	140,888
Lions Gate Entertainment Corp.	3,872	85,958
Live Nation Entertainment, Inc.*	8,624	185,243
Media General, Inc.*	1,408	24,401
Meredith Corp.	5,632	288,978
MSG Networks, Inc., Class A*	7,568	129,337
National CineMedia, Inc.(a)	704	9,997
New Media Investment Group, Inc.(a)	8,272	132,766
The New York Times Co., Class A(a)	11,088	142,148
News Corp., Class B(a)	15,488	200,724

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	53

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Nexstar Broadcasting Group, Inc., Class A(a)	1,936	$99,375
Omnicom Group, Inc.(a)	3,696	306,657
Regal Entertainment Group, Class A(a)	8,448	176,141
Scholastic Corp.(a)	3,344	121,655
Scripps Networks Interactive, Inc., Class A(a)	4,928	307,261
Sinclair Broadcast Group, Inc., Class A(a)	5,984	191,907
Sirius XM Holdings, Inc.*	47,168	186,314
Starz, Class A* (a)	6,688	181,980
TEGNA, Inc.(a)	3,168	74,004
Time Warner Cable, Inc.	6,160	1,306,598
Time Warner, Inc.(a)	16,720	1,256,341
Time, Inc.	16,896	248,371
Twenty-First Century Fox, Inc., Class A	39,248	1,187,644
Viacom, Inc., Class A(a)	14,784	649,461
The Walt Disney Co.	33,616	3,471,188
World Wrestling Entertainment, Inc., Class A(a)	2,992	49,787
		17,899,426
Metals & Mining – 1.0%
AK Steel Holding Corp.* (a)	74,096	346,769
Alcoa, Inc.(a)	29,216	326,343
Allegheny Technologies, Inc.(a)	37,840	618,306
Carpenter Technology Corp.(a)	6,160	218,126
Cliffs Natural Resources, Inc.* (a)	13,200	69,564
Coeur Mining, Inc.* (a)	72,864	590,198
Commercial Metals Co.(a)	17,776	318,546
Compass Minerals International, Inc.(a)	2,640	197,894
Freeport-McMoRan, Inc.	34,320	480,480
Haynes International, Inc.(a)	5,104	191,553
Hecla Mining Co.(a)	63,360	273,082
Kaiser Aluminum Corp.	2,288	216,971
Materion Corp.(a)	2,640	76,534
McEwen Mining, Inc.(a)	14,080	36,608
Newmont Mining Corp.	24,816	867,815

	Shares	Value
Metals & Mining – (continued)
Nucor Corp.	3,696	$183,987
Reliance Steel & Aluminum Co.	352	26,037
Schnitzer Steel Industries, Inc., Class A(a)	8,624	177,827
Steel Dynamics, Inc.	2,464	62,117
Stillwater Mining Co.* (a)	20,944	255,517
SunCoke Energy, Inc.	52,272	388,381
TimkenSteel Corp.(a)	24,112	307,187
United States Steel Corp.(a)	46,816	894,654
Worthington Industries, Inc.(a)	12,848	485,012
		7,609,508
Multiline Retail – 0.7%
Big Lots, Inc.(a)	8,096	371,283
Dillard’s, Inc., Class A(a)	7,744	545,565
Dollar General Corp.	6,864	562,230
Dollar Tree, Inc.* (a)	4,928	392,811
Fred’s, Inc., Class A(a)	3,520	51,639
J.C. Penney Co., Inc.* (a)	68,112	632,079
Kohl’s Corp.(a)	4,224	187,123
Macy’s, Inc.	6,864	271,746
Nordstrom, Inc.	880	44,994
Sears Holdings Corp.* (a)	13,200	216,150
Target Corp.	23,232	1,846,944
Tuesday Morning Corp.* (a)	4,928	42,775
		5,165,339
Multi-Utilities – 1.1%
Alliant Energy Corp.(a)	1,936	136,527
Ameren Corp.	7,920	380,160
Avista Corp.(a)	13,200	528,924
Black Hills Corp.(a)	15,840	959,746
CenterPoint Energy, Inc.	6,160	132,132
CMS Energy Corp.(a)	5,456	221,950
Consolidated Edison, Inc.	10,912	814,035
Dominion Resources, Inc.(a)	14,608	1,044,034
DTE Energy Co.	6,160	549,226
NiSource, Inc.	5,456	123,906
NorthWestern Corp.(a)	8,800	500,192
Public Service Enterprise Group, Inc.	21,296	982,384
SCANA Corp.(a)	3,520	241,789
Sempra Energy	5,104	527,498

See Accompanying Notes to the Financial Statements.

54	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – (continued)
TECO Energy, Inc.	7,392	$205,276
Unitil Corp.(a)	2,112	83,466
Vectren Corp.(a)	5,984	292,318
WEC Energy Group, Inc.(a)	10,033	584,021
		8,307,584
Oil, Gas & Consumable Fuels – 5.5%
Alon USA Energy, Inc.(a)	5,808	60,984
Anadarko Petroleum Corp.	9,152	482,859
Apache Corp.(a)	16,368	890,419
Bill Barrett Corp.* (a)	8,096	64,444
Bonanza Creek Energy, Inc.* (a)	12,496	48,484
Cabot Oil & Gas Corp.(a)	5,632	131,789
California Resources Corp.	99,509	218,919
Callon Petroleum Co.* (a)	18,656	196,075
Carrizo Oil & Gas, Inc.*	3,872	136,953
Cheniere Energy, Inc.* (a)	4,928	191,601
Chesapeake Energy Corp.* (a)	53,680	368,782
Chevron Corp.	42,064	4,298,099
Cimarex Energy Co.	1,056	114,977
Clayton Williams Energy, Inc.* (a)	880	15,954
Clean Energy Fuels Corp.* (a)	20,768	59,396
Cobalt International Energy, Inc.* (a)	85,536	276,281
Columbia Pipeline Group, Inc.	2,112	54,109
Concho Resources, Inc.* (a)	1,584	184,013
ConocoPhillips Co.	45,408	2,170,048
CONSOL Energy, Inc.(a)	73,392	1,104,550
Continental Resources, Inc.* (a)	4,048	150,828
CVR Energy, Inc.	1,936	47,006
Delek U.S. Holdings, Inc.(a)	7,920	125,849
Denbury Resources, Inc.	137,984	532,618
Devon Energy Corp.	13,376	463,880
Diamondback Energy, Inc.* (a)	2,640	228,571
Eclipse Resources Corp.* (a)	15,136	36,780
Energen Corp.	352	14,956
EOG Resources, Inc.	14,432	1,192,372
EP Energy Corp., Class A* (a)	33,440	164,190
EQT Corp.	1,584	111,038
EXCO Resources, Inc.* (a)	17,952	27,287

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Exxon Mobil Corp.	144,320	$12,757,888
Gener8 Maritime, Inc.*	15,840	114,523
Green Plains, Inc.(a)	3,696	66,898
Gulfport Energy Corp.* (a)	33,088	1,035,654
Halcon Resources Corp.* (a)	23,408	28,558
Hess Corp.(a)	2,640	157,397
HollyFrontier Corp.	5,632	200,499
Kinder Morgan, Inc.	44,528	790,817
Kosmos Energy Ltd.* (a)	3,520	22,810
Marathon Oil Corp.	20,064	282,702
Marathon Petroleum Corp.	16,544	646,540
Matador Resources Co.* (a)	4,400	94,820
Murphy Oil Corp.(a)	880	31,451
Newfield Exploration Co.*	4,752	172,260
Noble Energy, Inc.	5,280	190,661
Oasis Petroleum, Inc.*	44,000	426,360
Occidental Petroleum Corp.	19,536	1,497,434
ONEOK, Inc.(a)	1,584	57,262
Pacific Ethanol, Inc.* (a)	27,104	128,202
Par Pacific Holdings, Inc.* (a)	5,632	107,628
Parsley Energy, Inc., Class A*	1,056	24,732
PBF Energy, Inc., Class A(a)	21,120	679,642
PDC Energy, Inc.*	1,584	99,459
Phillips 66	17,952	1,474,039
Pioneer Natural Resources Co.(a)	4,400	730,840
QEP Resources, Inc.(a)	50,160	899,369
Range Resources Corp.	1,936	85,397
Renewable Energy Group, Inc.* (a)	1,056	10,264
REX American Resources Corp.* (a)	1,056	57,415
Rice Energy, Inc.*	16,016	277,237
RSP Permian, Inc.* (a)	1,584	48,486
Sanchez Energy Corp.*	3,872	34,809
Southwestern Energy Co.* (a)	24,464	328,552
Spectra Energy Corp.(a)	9,328	291,687
Synergy Resources Corp.*	1,232	8,895
Targa Resources Corp.	5,984	242,113
Tesoro Corp.	2,816	224,407
Ultra Petroleum Corp.* (a)	70,576	22,034
Valero Energy Corp.	15,840	932,501
Western Refining, Inc.(a)	4,576	122,454

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	55

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Whiting Petroleum Corp.* (a)	20,064	$240,768
The Williams Cos., Inc.	14,080	273,011
World Fuel Services Corp.(a)	15,664	731,979
WPX Energy, Inc.*	73,744	712,367
		41,526,932
Paper & Forest Products – 0.2%
Boise Cascade Co.*	3,696	77,135
Clearwater Paper Corp.*	2,112	126,171
Domtar Corp.(a)	14,256	550,852
KapStone Paper and Packaging Corp.(a)	6,512	103,476
Louisiana-Pacific Corp.*	12,848	218,416
Neenah Paper, Inc.(a)	2,816	183,293
PH Glatfelter Co.	4,048	92,820
Resolute Forest Products, Inc.*	13,728	79,760
Schweitzer-Mauduit International, Inc.	8,448	290,527
		1,722,450
Personal Products – 0.3%
Avon Products, Inc.	98,560	464,218
Coty, Inc., Class A(a)	2,816	85,606
Edgewell Personal Care Co.	3,344	274,442
The Estee Lauder Cos., Inc., Class A	4,576	438,701
Herbalife Ltd.* (a)	1,936	112,191
Inter Parfums, Inc.(a)	1,936	59,280
Medifast, Inc.(a)	1,056	33,296
Natural Health Trends Corp.(a)	704	25,478
Nu Skin Enterprises, Inc., Class A(a)	11,264	459,233
Revlon, Inc., Class A* (a)	2,112	76,940
USANA Health Sciences, Inc.* (a)	704	83,382
		2,112,767
Pharmaceuticals – 3.6%
AbbVie, Inc.	36,784	2,243,824
Akorn, Inc.* (a)	2,288	58,230
Allergan PLC*	8,976	1,943,843
BioDelivery Sciences International, Inc.* (a)	5,632	19,036

	Shares	Value
Pharmaceuticals – (continued)
Bristol-Myers Squibb Co.	37,312	$2,693,180
Depomed, Inc.* (a)	4,752	82,590
Eli Lilly & Co.	22,176	1,674,953
Endo International PLC*	3,872	104,544
Horizon Pharma PLC*	33,792	519,383
Impax Laboratories, Inc.* (a)	4,400	146,740
Jazz Pharmaceuticals PLC*	1,232	185,662
Johnson & Johnson	63,712	7,140,841
Lannett Co., Inc.* (a)	5,456	104,646
Mallinckrodt PLC*	3,344	209,067
The Medicines Co.* (a)	2,816	100,221
Merck & Co., Inc.	62,656	3,436,055
Mylan N.V.*	8,800	367,048
Nektar Therapeutics* (a)	5,280	82,790
Omeros Corp.* (a)	3,344	44,308
Pacira Pharmaceuticals, Inc.* (a)	2,288	123,804
Perrigo Co. PLC	2,640	255,209
Pfizer, Inc.	137,632	4,501,943
Prestige Brands Holdings, Inc.* (a)	3,520	199,866
Relypsa, Inc.* (a)	352	6,371
SciClone Pharmaceuticals, Inc.* (a)	4,048	53,434
Supernus Pharmaceuticals, Inc.* (a)	352	6,040
TherapeuticsMD, Inc.*	2,112	17,424
XenoPort, Inc.* (a)	1,056	4,646
Zoetis, Inc.	10,032	471,805
		26,797,503
Professional Services – 0.5%
Acacia Research Corp.	13,200	63,624
The Advisory Board Co.* (a)	880	27,843
CBIZ, Inc.*	8,272	84,209
CEB, Inc.(a)	2,288	141,147
The Dun & Bradstreet Corp.(a)	704	77,729
Equifax, Inc.	2,464	296,296
Exponent, Inc.	2,112	105,262
FTI Consulting, Inc.* (a)	10,912	439,754
GP Strategies Corp.*	1,408	32,863
Heidrick & Struggles International, Inc.(a)	1,408	27,780

See Accompanying Notes to the Financial Statements.

56	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Professional Services – (continued)
Huron Consulting Group, Inc.* (a)	2,816	$156,598
ICF International, Inc.*	3,520	138,582
IHS, Inc., Class A*	1,936	238,476
Insperity, Inc.(a)	1,760	92,875
Kelly Services, Inc., Class A(a)	2,288	42,946
Kforce, Inc.	2,992	56,878
Korn/Ferry International(a)	5,632	152,852
ManpowerGroup, Inc.	2,112	162,687
Mistras Group, Inc.*	176	4,289
Navigant Consulting, Inc.*	15,312	244,379
Nielsen Holdings PLC(a)	5,104	266,123
On Assignment, Inc.*	4,576	165,011
Resources Connection, Inc.	2,464	36,393
Robert Half International, Inc.	2,992	114,624
RPX Corp.*	2,288	25,351
TriNet Group, Inc.*	2,112	35,101
TrueBlue, Inc.* (a)	6,160	115,130
Verisk Analytics, Inc.*	3,520	273,082
WageWorks, Inc.* (a)	1,408	75,835
		3,693,719
Real Estate Investment Trusts (REITs) – 4.7%
Acadia Realty Trust(a)	5,632	189,798
AG Mortgage Investment Trust, Inc.(a)	18,304	245,091
Agree Realty Corp.	880	34,126
Alexander’s, Inc.	352	134,700
Alexandria Real Estate Equities, Inc.	2,464	229,029
Altisource Residential Corp.(a)	6,336	73,624
American Assets Trust, Inc.	2,464	97,747
American Campus Communities, Inc.	2,816	126,016
American Capital Agency Corp.	5,632	103,460
American Capital Mortgage Investment Corp.	1,584	23,491
American Homes 4 Rent, Class A	176	2,784
American Tower Corp.	10,208	1,070,615
Annaly Capital Management, Inc.(a)	27,456	286,091

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Anworth Mortgage Asset Corp.(a)	6,864	$32,398
Apartment Investment & Management Co., Class A(a)	3,872	155,112
Apollo Commercial Real Estate Finance, Inc.(a)	5,456	86,914
Apollo Residential Mortgage, Inc.(a)	1,584	21,479
Apple Hospitality REIT, Inc.	30,448	576,381
ARMOUR Residential REIT, Inc.(a)	2,288	48,689
Ashford Hospitality Trust, Inc.(a)	2,816	15,741
AvalonBay Communities, Inc.	3,344	591,186
Blackstone Mortgage Trust, Inc., Class A(a)	17,072	469,139
Boston Properties, Inc.	4,224	544,305
Brandywine Realty Trust	11,440	171,028
Brixmor Property Group, Inc.	880	22,220
Camden Property Trust(a)	2,112	170,502
Capstead Mortgage Corp.(a)	6,512	63,297
Care Capital Properties, Inc.	15,488	413,065
CBL & Associates Properties, Inc.	16,192	189,123
Cedar Realty Trust, Inc.	5,280	36,538
Chatham Lodging Trust	2,288	48,757
Chesapeake Lodging Trust(a)	5,104	125,711
Chimera Investment Corp.	34,320	487,344
Colony Capital, Inc., Class A(a)	19,360	342,285
Colony Starwood Homes(a)	13,376	325,973
Communications Sales & Leasing, Inc.	2,464	57,239
CorEnergy Infrastructure Trust, Inc.(a)	704	14,988
CoreSite Realty Corp.(a)	2,288	171,440
Corporate Office Properties Trust	9,328	239,543
Corrections Corp. of America	29,920	910,166
Cousins Properties, Inc.(a)	33,264	344,282
Crown Castle International Corp.	7,216	626,926
CubeSmart(a)	8,800	260,568
CyrusOne, Inc.	2,464	108,736

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	57

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
CYS Investments, Inc.(a)	17,248	$139,881
DCT Industrial Trust, Inc.(a)	5,632	227,364
DDR Corp.(a)	8,624	150,920
DiamondRock Hospitality Co.(a)	17,072	152,112
Digital Realty Trust, Inc.(a)	2,640	232,267
Douglas Emmett, Inc.	1,936	62,823
Duke Realty Corp.	9,504	207,852
DuPont Fabros Technology, Inc.(a)	5,280	210,250
EastGroup Properties, Inc.(a)	880	52,580
Education Realty Trust, Inc.(a)	3,696	146,990
Empire State Realty Trust, Inc., Class A	5,984	110,764
EPR Properties	4,400	289,872
Equinix, Inc.	1,408	465,133
Equity Commonwealth* (a)	9,152	255,432
Equity LifeStyle Properties, Inc.	1,408	96,434
Equity One, Inc.(a)	5,104	144,443
Equity Residential(a)	9,328	634,957
Essex Property Trust, Inc.(a)	1,056	232,795
Extra Space Storage, Inc.	3,344	284,073
Federal Realty Investment Trust(a)	1,936	294,427
FelCor Lodging Trust, Inc.(a)	11,264	80,650
First Industrial Realty Trust, Inc.	8,096	185,722
Forest City Realty Trust, Inc., Class A(a)	6,336	131,662
Gaming and Leisure Properties, Inc.	3,590	117,729
General Growth Properties, Inc.	13,376	374,929
The GEO Group, Inc.(a)	5,456	174,756
Getty Realty Corp.	704	13,855
Global Net Lease, Inc.	24,112	204,229
Government Properties Income Trust(a)	26,048	492,828
Gramercy Property Trust(a)	6,688	56,647
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	1,408	27,315
Hatteras Financial Corp.(a)	34,144	542,548
HCP, Inc.	14,608	494,189

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Healthcare Realty Trust, Inc.(a)	4,928	$149,220
Healthcare Trust of America, Inc., Class A(a)	4,400	127,116
Hersha Hospitality Trust	2,992	57,716
Highwoods Properties, Inc.	4,752	222,061
Hospitality Properties Trust(a)	880	22,519
Host Hotels & Resorts, Inc.	9,328	147,569
Hudson Pacific Properties, Inc.(a)	4,576	133,848
Independence Realty Trust, Inc.	1,056	7,572
InfraREIT, Inc.	2,816	46,689
Invesco Mortgage Capital, Inc.	17,072	219,375
iStar, Inc.*	5,280	51,744
Kilroy Realty Corp.	1,408	91,252
Kimco Realty Corp.	10,384	291,998
Kite Realty Group Trust	14,432	392,983
Ladder Capital Corp.(a)	23,232	276,693
Lamar Advertising Co., Class A	1,408	87,352
LaSalle Hotel Properties(a)	5,808	138,811
Lexington Realty Trust(a)	2,640	23,179
Liberty Property Trust	352	12,285
LTC Properties, Inc.	2,640	122,470
The Macerich Co.	3,168	241,021
Medical Properties Trust, Inc.(a)	68,112	906,571
MFA Financial, Inc.	66,880	462,141
Mid-America Apartment Communities, Inc.(a)	1,760	168,450
National Health Investors, Inc.	2,288	155,790
National Retail Properties, Inc.	2,992	130,930
New Residential Investment Corp.	63,888	773,045
New Senior Investment Group, Inc.(a)	37,312	402,970
New York Mortgage Trust, Inc.(a)	55,088	286,458
NorthStar Realty Finance Corp.	15,664	200,343
Omega Healthcare Investors, Inc.(a)	5,280	178,306
Orchid Island Capital, Inc.(a)	3,872	37,481
Outfront Media, Inc.	1,232	26,722
Parkway Properties, Inc.(a)	1,936	31,847
Pebblebrook Hotel Trust(a)	5,984	165,398
Pennsylvania Real Estate Investment Trust(a)	8,976	205,909

See Accompanying Notes to the Financial Statements.

58	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
PennyMac Mortgage Investment Trust	12,496	$169,821
Piedmont Office Realty Trust, Inc., Class A	5,104	101,621
Post Properties, Inc.	4,048	232,193
Potlatch Corp.	880	30,994
Prologis, Inc.	12,496	567,443
PS Business Parks, Inc.	704	67,415
Public Storage	3,696	904,818
QTS Realty Trust, Inc., Class A	880	42,610
Ramco-Gershenson Properties Trust(a)	2,288	40,520
Realty Income Corp.(a)	4,752	281,327
Redwood Trust, Inc.	11,088	143,700
Regency Centers Corp.(a)	2,816	207,539
Retail Opportunity Investments Corp.(a)	4,576	90,010
Retail Properties of America, Inc., Class A	1,760	28,142
RLJ Lodging Trust(a)	7,040	148,333
Rouse Properties, Inc.	528	9,752
Ryman Hospitality Properties, Inc.	4,400	226,732
Sabra Health Care REIT, Inc.	18,832	397,167
Saul Centers, Inc.	528	28,079
Select Income REIT(a)	9,152	211,869
Senior Housing Properties Trust	15,840	278,467
Simon Property Group, Inc.	7,216	1,451,643
SL Green Realty Corp.(a)	1,584	166,447
Sovran Self Storage, Inc.	2,464	261,726
Spirit Realty Capital, Inc.	20,240	231,343
STAG Industrial, Inc.	3,168	63,233
Starwood Property Trust, Inc.	1,760	34,074
Summit Hotel Properties, Inc.	10,736	122,390
Sun Communities, Inc.	3,344	226,957
Sunstone Hotel Investors, Inc.(a)	17,072	218,692
Tanger Factory Outlet Centers, Inc.(a)	1,760	61,741
Taubman Centers, Inc.(a)	1,056	73,339
Terreno Realty Corp.(a)	176	4,008
Two Harbors Investment Corp.	69,520	544,342

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
UDR, Inc.(a)	6,688	$233,545
Universal Health Realty Income Trust	2,112	115,315
Urstadt Biddle Properties, Inc., Class A	176	3,619
Ventas, Inc.(a)	10,208	634,121
VEREIT, Inc.	13,200	117,216
Vornado Realty Trust(a)	3,520	336,970
Washington Real Estate Investment Trust	3,168	90,827
Weingarten Realty Investors	1,232	45,485
Welltower, Inc.(a)	8,272	574,242
Western Asset Mortgage Capital Corp.(a)	18,832	187,755
Weyerhaeuser Co.(a)	15,312	491,821
WP GLIMCHER, Inc.	19,888	208,625
		35,279,937
Real Estate Management & Development – 0.1%
Alexander & Baldwin, Inc.(a)	704	26,921
Altisource Portfolio Solutions S.A.* (a)	1,408	44,056
CBRE Group, Inc., Class A* (a)	5,104	151,231
Forestar Group, Inc.*	176	2,376
The Howard Hughes Corp.* (a)	880	92,550
Jones Lang LaSalle, Inc.	880	101,350
Kennedy-Wilson Holdings, Inc.(a)	4,400	95,084
Realogy Holdings Corp.*	2,112	75,483
The St. Joe Co.* (a)	8,096	136,418
		725,469
Road & Rail – 0.8%
AMERCO(a)	528	185,856
ArcBest Corp.(a)	3,872	73,917
Avis Budget Group, Inc.* (a)	4,752	119,275
Celadon Group, Inc.(a)	19,712	198,500
CSX Corp.	39,248	1,070,293
Heartland Express, Inc.(a)	2,640	47,811
Hertz Global Holdings, Inc.*	528	4,889
J.B. Hunt Transport Services, Inc.(a)	1,232	102,108
Kansas City Southern	528	50,028
Knight Transportation, Inc.(a)	4,928	130,937

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	59

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Landstar System, Inc.(a)	2,288	$149,978
Marten Transport Ltd.(a)	3,696	68,967
Norfolk Southern Corp.	11,440	1,030,858
Old Dominion Freight Line, Inc.*	2,816	185,997
Roadrunner Transportation Systems, Inc.*	1,584	18,723
Ryder System, Inc.	3,168	218,339
Saia, Inc.* (a)	7,392	213,777
Swift Transportation Co.* (a)	32,736	544,072
Union Pacific Corp.	17,600	1,535,248
Werner Enterprises, Inc.(a)	3,344	84,737
YRC Worldwide, Inc.*	10,736	98,771
		6,133,081
Semiconductors & Semiconductor Equipment – 2.5%
Advanced Energy Industries, Inc.* (a)	5,280	170,808
Advanced Micro Devices, Inc.* (a)	1,232	4,374
Amkor Technology, Inc.* (a)	30,624	174,863
Analog Devices, Inc.	5,632	317,194
Applied Materials, Inc.	28,512	583,641
Applied Micro Circuits Corp.* (a)	5,104	31,849
Broadcom Ltd.	7,744	1,128,688
Brooks Automation, Inc.(a)	3,696	34,964
Cabot Microelectronics Corp.(a)	1,584	66,354
Cavium, Inc.* (a)	3,696	182,472
CEVA, Inc.* (a)	176	4,059
Cirrus Logic, Inc.* (a)	13,376	482,874
Cree, Inc.* (a)	3,344	81,961
Cypress Semiconductor Corp.(a)	19,536	176,410
Diodes, Inc.* (a)	5,808	108,145
Entegris, Inc.* (a)	12,672	168,411
Exar Corp.* (a)	1,232	7,515
Fairchild Semiconductor International, Inc.* (a)	9,328	186,560
First Solar, Inc.* (a)	1,584	88,451
FormFactor, Inc.* (a)	6,512	50,142
Inphi Corp.* (a)	1,760	52,219

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Integrated Device Technology, Inc.*	9,504	$183,237
Intel Corp.	162,448	4,918,925
Intersil Corp., Class A(a)	8,800	102,872
IXYS Corp.	880	9,504
KLA-Tencor Corp.	1,584	110,785
Kulicke & Soffa Industries, Inc.*	3,520	37,734
Lam Research Corp.(a)	5,104	389,946
Lattice Semiconductor Corp.* (a)	19,888	110,776
Linear Technology Corp.	2,992	133,084
Marvell Technology Group Ltd.	4,928	49,181
Maxim Integrated Products, Inc.	6,512	232,609
MaxLinear, Inc., Class A* (a)	1,232	20,636
Microchip Technology, Inc.(a)	3,014	146,450
Micron Technology, Inc.*	30,624	329,208
Microsemi Corp.* (a)	25,872	874,215
MKS Instruments, Inc.(a)	3,872	138,850
Monolithic Power Systems, Inc.(a)	3,168	197,747
Nanometrics, Inc.*	176	3,143
NVIDIA Corp.(a)	9,504	337,677
ON Semiconductor Corp.*	9,504	90,003
PDF Solutions, Inc.* (a)	704	9,469
Photronics, Inc.* (a)	7,216	76,345
Power Integrations, Inc.(a)	1,232	59,444
Qorvo, Inc.* (a)	7,568	340,787
QUALCOMM, Inc.	54,912	2,774,154
Rambus, Inc.* (a)	15,488	179,971
Rudolph Technologies, Inc.* (a)	1,232	17,088
Silicon Laboratories, Inc.* (a)	1,936	90,605
Skyworks Solutions, Inc.(a)	3,168	211,686
SolarEdge Technologies, Inc.*	1,936	51,865
SunPower Corp.* (a)	3,344	67,348
Synaptics, Inc.*	8,272	591,862
Teradyne, Inc.	5,456	103,173
Tessera Technologies, Inc.	4,576	131,423
Texas Instruments, Inc.	23,408	1,335,192
Veeco Instruments, Inc.*	4,928	90,724
Xcerra Corp.*	2,816	16,614
Xilinx, Inc.	4,400	189,552
		18,855,838

See Accompanying Notes to the Financial Statements.

60	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – 3.0%
ACI Worldwide, Inc.*	8,976	$179,430
Activision Blizzard, Inc.	9,680	333,670
Adobe Systems, Inc.*	9,856	928,632
ANSYS, Inc.* (a)	2,464	223,657
Aspen Technology, Inc.* (a)	5,456	207,492
Autodesk, Inc.* (a)	4,048	242,151
Blackbaud, Inc.(a)	3,168	195,687
Bottomline Technologies de, Inc.* (a)	1,056	25,935
BroadSoft, Inc.* (a)	880	34,465
CA, Inc.	5,632	167,045
Cadence Design Systems, Inc.*	4,400	102,036
Callidus Software, Inc.* (a)	2,992	54,754
CDK Global, Inc.	1,760	83,723
Citrix Systems, Inc.*	1,936	158,442
Digimarc Corp.* (a)	528	15,761
Ebix, Inc.(a)	3,696	177,852
Electronic Arts, Inc.*	6,160	380,996
Ellie Mae, Inc.*	2,288	191,277
Epiq Systems, Inc.	4,400	64,988
Fair Isaac Corp.(a)	2,464	262,934
FireEye, Inc.* (a)	528	9,161
Fleetmatics Group PLC*	1,936	70,180
Fortinet, Inc.* (a)	7,920	257,479
Glu Mobile, Inc.* (a)	4,048	10,808
Guidewire Software, Inc.* (a)	1,936	110,294
Imperva, Inc.* (a)	1,584	73,624
Interactive Intelligence Group, Inc.* (a)	528	19,626
Intuit, Inc.	6,160	621,482
Manhattan Associates, Inc.* (a)	3,696	223,756
Mentor Graphics Corp.	4,224	84,311
Microsoft Corp.	185,152	9,233,530
MicroStrategy, Inc., Class A* (a)	880	157,802
Model N, Inc.* (a)	176	1,880
Monotype Imaging Holdings, Inc.	1,584	34,896
NetSuite, Inc.* (a)	704	57,052
Nuance Communications, Inc.*	8,272	142,113
Oracle Corp.	76,912	3,065,712

	Shares	Value
Software – (continued)
Pegasystems, Inc.	2,288	$60,380
Progress Software Corp.*	2,992	76,356
Proofpoint, Inc.* (a)	2,288	133,299
PROS Holdings, Inc.* (a)	704	8,279
PTC, Inc.* (a)	6,336	231,011
Qlik Technologies, Inc.*	4,752	146,314
Qualys, Inc.*	1,056	26,590
RealPage, Inc.*	176	3,870
Red Hat, Inc.*	3,520	258,262
Rovi Corp.* (a)	17,952	316,314
salesforce.com, Inc.*	13,200	1,000,560
ServiceNow, Inc.* (a)	2,288	163,546
Silver Spring Networks, Inc.*	5,104	71,711
Splunk, Inc.* (a)	1,936	100,633
SS&C Technologies Holdings, Inc.(a)	3,344	204,486
Symantec Corp.(a)	23,936	398,415
Synchronoss Technologies, Inc.* (a)	2,816	87,493
Synopsys, Inc.*	3,168	150,543
Tableau Software, Inc., Class A*	880	45,496
Take-Two Interactive Software, Inc.* (a)	6,512	222,580
Telenav, Inc.*	1,760	10,032
TiVo, Inc.* (a)	1,408	14,052
Tyler Technologies, Inc.* (a)	1,584	231,914
The Ultimate Software Group, Inc.* (a)	1,408	276,799
VASCO Data Security International, Inc.* (a)	2,464	42,701
Verint Systems, Inc.* (a)	4,224	142,940
Workday, Inc., Class A* (a)	704	52,786
Zix Corp.*	2,816	10,504
Zynga, Inc., Class A* (a)	23,408	55,711
		22,748,210
Specialty Retail – 2.8%
Aaron’s, Inc.(a)	10,912	286,004
Abercrombie & Fitch Co., Class A(a)	18,304	489,266
Advance Auto Parts, Inc.	1,584	247,262
American Eagle Outfitters, Inc.	34,672	496,156
America’s Car-Mart, Inc.* (a)	2,640	70,145

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	61

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Asbury Automotive Group, Inc.* (a)	2,816	$170,706
Ascena Retail Group, Inc.* (a)	32,208	283,753
AutoNation, Inc.* (a)	2,288	115,887
AutoZone, Inc.*	704	538,722
Barnes & Noble, Inc.(a)	5,456	64,108
Bed Bath & Beyond, Inc.*	8,448	398,915
Best Buy Co., Inc.(a)	5,456	175,029
Big 5 Sporting Goods Corp.	1,760	21,278
Boot Barn Holdings, Inc.* (a)	528	4,330
The Buckle, Inc.(a)	2,112	61,121
Burlington Stores, Inc.* (a)	4,752	270,721
Cabela’s, Inc.*	10,384	541,526
Caleres, Inc.(a)	7,392	186,352
CarMax, Inc.* (a)	4,752	251,618
The Cato Corp., Class A(a)	2,640	96,598
Chico’s FAS, Inc.	1,232	15,536
The Children’s Place, Inc.	1,584	123,409
Citi Trends, Inc.	2,288	41,092
Conn’s, Inc.* (a)	7,568	103,984
CST Brands, Inc.(a)	4,576	172,836
DSW, Inc., Class A(a)	23,232	570,810
Express, Inc.* (a)	19,184	348,765
The Finish Line, Inc., Class A(a)	1,936	38,236
Foot Locker, Inc.(a)	3,168	194,642
GameStop Corp., Class A(a)	3,168	103,910
The Gap, Inc.(a)	2,288	53,036
Genesco, Inc.* (a)	2,640	182,635
GNC Holdings, Inc., Class A(a)	20,240	493,046
Group 1 Automotive, Inc.(a)	4,928	324,460
Guess?, Inc.	4,048	74,281
Haverty Furniture Cos., Inc.(a)	880	16,430
Hibbett Sports, Inc.* (a)	7,920	285,912
The Home Depot, Inc.	28,160	3,770,342
Kirkland’s, Inc.	2,464	40,459
L Brands, Inc.	5,808	454,708
Lithia Motors, Inc., Class A(a)	1,936	160,727
Lowe’s Cos., Inc.	22,880	1,739,338
Lumber Liquidators Holdings, Inc.* (a)	2,112	31,490
MarineMax, Inc.* (a)	2,112	40,149

	Shares	Value
Specialty Retail – (continued)
Mattress Firm Holding Corp.* (a)	3,520	$137,350
The Michaels Cos., Inc.* (a)	1,760	50,037
Monro Muffler Brake, Inc.	2,464	170,558
Murphy USA, Inc.*	3,520	202,118
Office Depot, Inc.*	36,784	216,290
O’Reilly Automotive, Inc.*	2,464	647,244
Outerwall, Inc.(a)	2,288	94,517
Party City Holdco, Inc.*	12,496	179,068
Penske Automotive Group, Inc.(a)	4,224	165,285
Pier 1 Imports, Inc.(a)	32,560	224,338
Rent-A-Center, Inc.	7,920	116,424
Restoration Hardware Holdings, Inc.* (a)	1,936	83,771
Ross Stores, Inc.	10,032	569,617
Sally Beauty Holdings, Inc.* (a)	2,992	93,949
Select Comfort Corp.* (a)	11,440	282,339
Shoe Carnival, Inc.	2,112	54,131
Signet Jewelers Ltd.(a)	1,584	171,959
Sonic Automotive, Inc., Class A(a)	4,048	75,940
Sportsman’s Warehouse Holdings, Inc.*	2,816	32,046
Staples, Inc.	8,096	82,579
Stein Mart, Inc.	704	5,097
Tailored Brands, Inc.(a)	16,720	291,262
Tiffany & Co.(a)	4,400	313,940
The TJX Cos., Inc.	15,312	1,160,956
Tractor Supply Co.	3,696	349,863
Ulta Salon Cosmetics & Fragrance, Inc.* (a)	1,584	329,916
Urban Outfitters, Inc.* (a)	704	21,345
Vitamin Shoppe, Inc.* (a)	11,088	303,479
Williams-Sonoma, Inc.(a)	1,584	93,108
		20,668,256
Technology Hardware, Storage & Peripherals – 3.3%
3D Systems Corp.* (a)	19,008	336,252
Apple, Inc.	193,600	18,148,064
CPI Card Group, Inc.(a)	6,160	48,849
Cray, Inc.*	2,640	99,977
Diebold, Inc.	5,456	143,329
Eastman Kodak Co.*	3,344	39,526

See Accompanying Notes to the Financial Statements.

62	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Technology Hardware, Storage & Peripherals – (continued)
Electronics For Imaging, Inc.* (a)	3,344	$133,225
EMC Corp.	61,248	1,599,185
Hewlett Packard Enterprise Co.	71,808	1,196,321
HP, Inc.	50,512	619,782
Immersion Corp.* (a)	880	6,433
Lexmark International, Inc., Class A	10,384	400,822
NCR Corp.*	10,912	317,430
NetApp, Inc.(a)	15,136	357,815
Nimble Storage, Inc.*	1,408	10,391
Quantum Corp.* (a)	46,112	21,225
SanDisk Corp.	4,752	357,018
Seagate Technology PLC	7,392	160,924
Super Micro Computer, Inc.*	6,688	179,974
Western Digital Corp.(a)	5,632	230,152
		24,406,694
Textiles, Apparel & Luxury Goods – 0.8%
Carter’s, Inc.	1,408	150,191
Coach, Inc.(a)	1,760	70,875
Columbia Sportswear Co.(a)	2,112	123,700
Deckers Outdoor Corp.* (a)	4,928	284,888
Fossil Group, Inc.*	13,200	534,600
G-III Apparel Group Ltd.*	4,224	191,136
Hanesbrands, Inc.	5,632	163,497
Iconix Brand Group, Inc.* (a)	7,392	62,684
Kate Spade & Co.* (a)	7,040	181,139
lululemon athletica, Inc.* (a)	2,640	173,052
Michael Kors Holdings Ltd.*	4,752	245,488
Movado Group, Inc.(a)	352	9,930
NIKE, Inc., Class B	31,328	1,846,472
Oxford Industries, Inc.	704	46,760
Perry Ellis International, Inc.*	1,232	23,470
PVH Corp.	880	84,128
Ralph Lauren Corp.(a)	1,760	164,050
Sequential Brands Group, Inc.* (a)	176	977
Skechers USA, Inc., Class A* (a)	7,920	261,756
Steven Madden Ltd.* (a)	3,168	110,912
Under Armour, Inc., Class A* (a)	3,168	139,202

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Under Armour, Inc., Class C*	3,168	$129,254
Unifi, Inc.*	704	18,135
Vera Bradley, Inc.*	5,456	95,698
VF Corp.	8,272	521,550
Wolverine World Wide, Inc.(a)	30,800	583,660
		6,217,204
Thrifts & Mortgage Finance – 0.6%
Astoria Financial Corp.(a)	11,616	174,705
Beneficial Bancorp, Inc.*	3,872	53,782
BofI Holding, Inc.* (a)	10,560	215,107
Capitol Federal Financial, Inc.(a)	880	11,695
Dime Community Bancshares, Inc.	12,144	219,928
Essent Group Ltd.* (a)	9,504	194,072
EverBank Financial Corp.	11,088	167,207
Federal Agricultural Mortgage Corp., Class C	3,520	143,194
Flagstar Bancorp, Inc.* (a)	6,512	154,139
HomeStreet, Inc.* (a)	4,576	98,613
LendingTree, Inc.* (a)	352	31,493
MGIC Investment Corp.*	25,872	187,055
Nationstar Mortgage Holdings, Inc.* (a)	3,344	38,757
New York Community Bancorp, Inc.	25,520	383,566
Northfield Bancorp, Inc.	3,696	58,619
Northwest Bancshares, Inc.	1,408	19,740
Ocwen Financial Corp.*	10,384	23,468
Oritani Financial Corp.	704	12,200
PHH Corp.* (a)	3,168	40,645
Provident Financial Services, Inc.(a)	10,736	214,505
Radian Group, Inc.	49,808	637,044
TFS Financial Corp.	1,936	34,654
TrustCo Bank Corp.	15,312	98,150
United Financial Bancorp, Inc.(a)	1,936	25,129
Walker & Dunlop, Inc.* (a)	7,920	174,636
Washington Federal, Inc.(a)	25,520	619,881
WSFS Financial Corp.	3,696	126,181
		4,158,165

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	63

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Tobacco – 1.0%
Altria Group, Inc.	45,232	$2,836,499
Philip Morris International, Inc.	34,672	3,402,017
Reynolds American, Inc.	19,008	942,797
Universal Corp.(a)	6,864	374,431
Vector Group Ltd.	8,624	186,278
		7,742,022
Trading Companies & Distributors – 0.6%
Air Lease Corp.(a)	27,456	836,859
Aircastle Ltd.(a)	20,064	435,389
Applied Industrial Technologies, Inc.(a)	5,808	266,181
Beacon Roofing Supply, Inc.* (a)	4,752	203,053
Fastenal Co.	2,992	139,996
GATX Corp.(a)	6,688	307,247
H&E Equipment Services, Inc.(a)	1,408	28,484
HD Supply Holdings, Inc.*	1,408	48,266
Kaman Corp.(a)	4,400	185,196
MRC Global, Inc.* (a)	16,192	226,364
MSC Industrial Direct Co., Inc., Class A(a)	3,872	300,080
NOW, Inc.*	30,448	549,891
Real Industry, Inc.*	176	1,556
TAL International Group, Inc.*	13,024	222,710
United Rentals, Inc.*	1,408	94,237
Univar, Inc.*	4,752	82,685
W.W. Grainger, Inc.(a)	528	123,827
Watsco, Inc.	1,760	236,667
WESCO International, Inc.* (a)	6,688	393,187
		4,681,875
Transportation Infrastructure – 0.0%†
Wesco Aircraft Holdings, Inc.* (a)	9,680	139,682
Water Utilities – 0.1%
American States Water Co.(a)	3,520	146,749
American Water Works Co., Inc.	2,992	217,698
Aqua America, Inc.(a)	1,760	55,722

	Shares	Value
Water Utilities – (continued)
California Water Service Group(a)	3,344	$93,398
Connecticut Water Service, Inc.(a)	352	16,551
SJW Corp.	528	18,168
		548,286
Wireless Telecommunication Services – 0.2%
Boingo Wireless, Inc.* (a)	3,520	27,069
NII Holdings, Inc.* (a)	30,800	162,624
Shenandoah Telecommunications Co.(a)	5,984	171,681
Spok Holdings, Inc.	1,936	32,893
Sprint Corp.* (a)	9,152	31,391
Telephone & Data Systems, Inc.	28,160	832,691
T-Mobile U.S., Inc.*	5,104	200,485
United States Cellular Corp.*	3,344	142,588
		1,601,422
Total Common Stocks (Cost $577,734,576)		739,065,423
	No. of Rights
RIGHTS – 0.0%
Dyax Corp.* ^	7,175	—
Leap Wireless International, Inc.* ^	12,069	—
Total Rights (Cost $–)		—
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 21.2%
BANK NOTE – 0.4%
Bank of America N.A., Charlotte 0.78%, due 09/06/2016	$3,000,000	3,000,000
Total Bank Note (Cost $3,000,000)		3,000,000

See Accompanying Notes to the Financial Statements.

64	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
CERTIFICATES OF DEPOSITS – 9.6%
Branch Banking & Trust Co.
0.56%, due 06/21/2016	$4,000,000	$4,000,000
Chiba Bank Ltd., New York Branch
0.61%, due 06/27/2016	4,000,000	4,000,000
Cooperatieve Rabobank UA, Netherlands
0.58%, due 05/02/2016	5,000,000	5,000,000
Credit Industriel et Commercial, New York
0.82%, due 08/22/2016	2,000,000	1,999,880
Credit Suisse AG, New York
0.63%, due 05/03/2016	3,200,000	3,200,000
0.87%, due 07/22/2016	4,000,000	3,999,836
1.00%, due 09/07/2016	2,000,000	2,003,980
KBC Bank N.V., Brussels
0.70%, due 05/03/2016	4,000,000	3,999,922
Landesbank Baden-Wuerttemberg, New York
0.55%, due 05/12/2016	7,000,000	7,000,000
Mitsubishi UFJ Trust & Banking Corp., New York
0.82%, due 09/02/2016	2,000,000	1,999,866
Mizuho Bank Ltd., New York
0.82%, due 08/05/2016	3,000,000	2,999,838
Mizuho Corporate Bank Ltd., London
0.72%, due 06/30/2016	5,500,000	5,495,820
Norinchukin Bank, New York
0.60%, due 06/13/2016	4,000,000	4,000,000
0.81%, due 09/16/2016	4,000,000	3,999,536
Societe Generale, New York
0.57%, due 07/05/2016	1,000,000	1,000,533
Standard Chartered Bank, New York
0.63%, due 06/17/2016	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp., New York
0.84%, due 07/11/2016	4,000,000	3,999,840
Sumitomo Mitsui Trust Bank Ltd., New York
0.71%, due 08/01/2016	3,000,000	3,003,036

	Principal Amount	Value
CERTIFICATES OF DEPOSITS – (continued)
UBS AG, Stamford
0.82%, due 08/02/2016	$3,500,000	$3,499,815
Wells Fargo Bank San Francisco N.A.
0.79%, due 07/21/2016	3,000,000	2,999,871
Total Certificates of Deposits (Cost $72,193,444)		72,201,773

COMMERCIAL PAPERS – 2.4%
Abbey National Treasury Services PLC
0.63%, due 05/13/2016	4,000,000	3,999,230
ABN Amro Funding USA LLC
0.62%, due 05/17/2016	4,000,000	3,998,967
0.62%, due 06/02/2016	4,000,000	3,997,864
Engie S.A.
0.70%, due 05/23/2016	3,000,000	2,998,775
Toyota Motor Credit Corp.
0.70%, due 08/23/2016	3,000,000	2,999,814
Total Commercial Papers (Cost $17,994,836)		17,994,650

MASTER DEMAND NOTE – 0.3%
Natixis Financial Products LLC
0.64%, due 05/02/2016	2,500,000	2,500,000
Total Master Demand Note (Cost $2,500,000)		2,500,000

MONEY MARKET FUNDS(c) – 4.8%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	3,000,000	3,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	5,400,000	5,400,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	6,400,000	6,400,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	8,900,000	8,900,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	65

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
MONEY MARKET FUNDS(c) – (continued)
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	$6,400,000	$6,400,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	5,400,000	5,400,000
Total Money Market Funds (Cost $35,500,000)		35,500,000

REPURCHASE AGREEMENTS – 3.3%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $12,209,857, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $12,454,999	12,209,542	12,209,542
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $13,000,477, collateralized by various Common Stocks; total market value $14,444,621	13,000,000	13,000,000
Total Repurchase Agreements (Cost $25,209,542)		25,209,542

	Principal Amount	Value
TIME DEPOSIT – 0.4%
Shinkin Central Bank
0.75%, due 07/08/2016	$3,000,000	$3,000,000
Total Time Deposit (Cost $3,000,000)		3,000,000
Total Securities Lending Reinvestments (Cost $159,397,822)		159,405,965
Total Investment Securities (Cost $737,132,398) – 119.6%		898,471,388
Liabilities in excess of other assets – (19.6%)		(147,261,731)
Net Assets – 100.0%		$751,209,657

*	Non-income producing security.

‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $0 or 0.00% of net assets.

†	Amount represents less than 0.05%.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $158,167,294, which was collateralized in the form of cash with a value of $159,364,590; $2,672,650 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.88%, and maturity dates ranging from 05/19/2016 – 05/15/2045 and $261,003 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from 07/26/2016 – 04/25/2060; a total value of $162,298,243.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $159,405,965.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

66	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,558,932
Aggregate gross unrealized depreciation	(9,120,630)
Net unrealized appreciation	$161,438,302
Federal income tax cost of investments	$737,033,086

Investment in a company which was affiliated for the period ending April 30, 2016, was as follows:

Security	Value October 31, 2015	Purchases at Cost	Sales at Cost	Value April 30, 2016	Dividend Income	Realized Gain
Northern Trust Corp.	$431,139	$4,792	$1,328	$437,853	$4,410	$1,219

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 400® Index Futures Contracts	8	06/17/2016	$1,166,640	$44,348
E-mini S&P 500® Index Futures Contracts	75	06/17/2016	7,721,625	219,661
Russell 2000® Mini Index Futures Contracts	28	06/17/2016	3,160,360	156,511
				$420,520

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	67

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9%
Aerospace & Defense – 0.8%
Airbus Group SE	12,707	$794,792
Austal Ltd.	188,320	224,198
BAE Systems PLC	71,776	501,855
Bombardier, Inc., Class B* (a)	68,080	102,723
CAE, Inc.	7,384	87,481
Cobham PLC	21,560	48,638
Elbit Systems Ltd.	412	41,261
Finmeccanica SpA*	10,266	129,693
Kongsberg Gruppen ASA(a)	2,303	38,610
LISI	12,650	362,072
MacDonald Dettwiler & Associates Ltd.	250	17,544
Meggitt PLC	25,746	154,897
MTU Aero Engines AG	499	47,105
QinetiQ Group PLC	16,022	52,504
Rolls-Royce Holdings PLC*	42,570	417,505
Rolls-Royce Holdings PLC – Entitlement*	3,022,470	4,428
Saab AB, Class B(a)	1,995	68,312
Safran S.A.	7,315	504,118
Senior PLC(a)	246,961	787,218
Singapore Technologies Engineering Ltd.	57,000	136,557
Thales S.A.	2,643	228,551
Ultra Electronics Holdings PLC(a)	2,306	59,657
Zodiac Aerospace	5,210	122,180
		4,931,899
Air Freight & Logistics – 0.5%
Bollore S.A.	8,952	35,476
CTT-Correios de Portugal S.A.	6,883	63,604
CWT Ltd.	147,700	227,476
Deutsche Post AG (Registered)	18,931	555,942
Freightways Ltd.	5,961	27,594
Kerry Logistics Network Ltd.	26,000	36,668
Kintetsu World Express, Inc.	1,600	21,743
Konoike Transport Co., Ltd.	19,200	231,846
Mainfreight Ltd.	3,192	36,583
Oesterreichische Post AG* (a)	1,006	39,302
Panalpina Welttransport Holding AG (Registered)	11	1,287

	Shares	Value
Air Freight & Logistics – (continued)
PostNL N.V.*	262,955	$1,150,490
Royal Mail PLC	31,859	227,237
Singapore Post Ltd.	5,000	5,841
TNT Express N.V.*	13,163	119,509
Yamato Holdings Co., Ltd.	7,000	145,829
Yusen Logistics Co., Ltd.	12,100	146,790
		3,073,217
Airlines – 0.5%
Aegean Airlines S.A.	20,905	191,788
Air France-KLM*	92,510	829,850
Air New Zealand Ltd.	16,100	27,694
ANA Holdings, Inc.	35,000	100,752
Cathay Pacific Airways Ltd.	27,000	43,160
Dart Group PLC	50,878	465,447
Deutsche Lufthansa AG (Registered)	6,000	93,186
easyJet PLC	9,298	200,632
International Consolidated Airlines Group S.A.	24,282	186,746
Japan Airlines Co., Ltd.	6,000	221,674
Norwegian Air Shuttle ASA* (a)	516	23,774
Qantas Airways Ltd.*	28,291	69,521
SAS AB* (a)	77,935	223,436
Singapore Airlines Ltd.	9,900	84,707
Virgin Australia Holdings Ltd.*	108,255	28,915
WestJet Airlines Ltd.	5,880	98,579
Wizz Air Holdings PLC* (b)	2,172	59,817
		2,949,678
Auto Components – 2.5%
Aisan Industry Co., Ltd.	17,308	134,426
Aisin Seiki Co., Ltd.	6,300	254,956
ARB Corp. Ltd.	1,725	21,221
Autoneum Holding AG(a)	1,705	406,816
Brembo SpA	2,707	145,443
Bridgestone Corp.	23,400	900,177
Calsonic Kansei Corp.	6,000	43,011
Cie Generale des Etablissements Michelin	6,500	678,591
Continental AG	2,655	583,245
Daikyonishikawa Corp.	29,104	415,907

See Accompanying Notes to the Financial Statements.

68	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Denso Corp.	9,900	$393,335
Eagle Industry Co., Ltd.	15,500	215,417
ElringKlinger AG(a)	18,878	462,060
Exedy Corp.(a)	19,300	468,272
F.C.C. Co., Ltd.	20,400	355,205
Faurecia	3,434	141,868
GKN PLC	54,673	223,212
HI-LEX Corp.	3,164	82,416
Hybrid Kinetic Group Ltd.*	548,000	17,167
Keihin Corp.	24,800	377,580
Koito Manufacturing Co., Ltd.	2,000	90,472
KYB Corp.	171,000	594,532
Leoni AG(a)	19,620	707,074
Linamar Corp.	2,603	112,902
Magna International, Inc.	13,756	578,749
Martinrea International, Inc.	56,114	425,133
Mitsuba Corp.	29,500	440,315
Musashi Seimitsu Industry Co., Ltd.	11,600	231,360
NGK Spark Plug Co., Ltd.(a)	6,200	130,438
NHK Spring Co., Ltd.	7,000	64,508
Nifco, Inc.	1,200	59,442
Nippon Seiki Co., Ltd.	32,000	627,170
Nissin Kogyo Co., Ltd.(a)	18,600	264,237
NOK Corp.(a)	3,800	66,272
Nokian Renkaat Oyj	3,001	110,746
Pacific Industrial Co., Ltd.	33,000	331,249
Plastic Omnium S.A.	2,503	82,908
Press Kogyo Co., Ltd.	53,400	189,654
Sanden Holdings Corp.(a)	77,000	237,488
Showa Corp.	26,000	234,011
Stanley Electric Co., Ltd.(a)	3,800	81,402
Sumitomo Electric Industries Ltd.	27,900	350,722
Sumitomo Riko Co., Ltd.	26,500	234,796
Sumitomo Rubber Industries Ltd.	4,000	63,554
Tachi-S Co., Ltd.	20,400	286,185
Takata Corp.(a)	19,900	76,442
Tokai Rika Co., Ltd.	2,600	50,520
Topre Corp.	25,300	518,793
Toyo Tire & Rubber Co., Ltd.	2,700	42,420
Toyoda Gosei Co., Ltd.	200	3,834
Toyota Boshoku Corp.	1,600	30,985

	Shares	Value
Auto Components – (continued)
Toyota Industries Corp.	5,500	$250,082
TPR Co., Ltd.	17,400	456,975
TS Tech Co., Ltd.	1,100	26,288
Unipres Corp.(a)	23,600	434,525
Valeo S.A.	1,981	314,135
Xinyi Glass Holdings Ltd.	10,000	6,845
The Yokohama Rubber Co., Ltd.	2,500	43,927
Yorozu Corp.	11,600	241,118
		15,412,533
Automobiles – 2.8%
Bayerische Motoren Werke AG	11,773	1,085,479
Bayerische Motoren Werke AG (Preference)	2,288	181,736
Daihatsu Motor Co., Ltd.(a)	6,300	88,322
Daimler AG (Registered)	37,602	2,613,764
Fiat Chrysler Automobiles N.V.	36,270	291,208
Fuji Heavy Industries Ltd.	24,000	833,534
Honda Motor Co., Ltd.	64,500	1,803,975
Isuzu Motors Ltd.	23,200	259,223
Mazda Motor Corp.	21,200	345,655
Mitsubishi Motors Corp.(a)	24,600	103,233
Nissan Motor Co., Ltd.	99,000	925,277
Nissan Shatai Co., Ltd.	1,000	10,225
Peugeot S.A.*	19,320	311,011
Piaggio & C SpA(a)	4,425	9,797
Porsche Automobil Holding SE (Preference)	5,322	297,036
Renault S.A.(a)	7,868	759,499
Suzuki Motor Corp.	11,700	336,254
Toyota Motor Corp.	106,000	5,601,421
Volkswagen AG (Preference)	6,655	963,840
Yamaha Motor Co., Ltd.(a)	13,300	230,088
		17,050,577
Banks – 11.3%
The 77 Bank Ltd.	1,000	3,636
The Aichi Bank Ltd.	1,200	55,629
Aktia Bank Oyj	23,442	235,468
Alpha Bank AE*	51,290	112,203
The Aomori Bank Ltd.	31,000	96,771
Aozora Bank Ltd.	35,000	127,903
Ashikaga Holdings Co., Ltd.	4,100	12,492

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	69

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Australia & New Zealand Banking Group Ltd.	115,060	$2,131,101
The Awa Bank Ltd.	6,000	31,572
Banca Carige SpA* (a)	330,701	270,251
Banca Monte dei Paschi di Siena SpA*	62,319	50,428
Banca Popolare dell’Emilia Romagna SC	19,668	114,999
Banca Popolare di Milano Scarl	152,101	115,326
Banca Popolare di Sondrio Scarl	264,844	988,279
Banco Bilbao Vizcaya Argentaria S.A.	238,942	1,637,381
Banco BPI S.A. (Registered)* (a)	245,500	307,615
Banco Comercial Portugues S.A., Class R* (a)	941,037	41,712
Banco de Sabadell S.A.* ^	5,977	11,426
Banco de Sabadell S.A.	217,867	416,472
Banco Espirito Santo S.A. (Registered)* ^	48,647	557
Banco Popolare SC(a)	10,801	76,267
Banco Popular Espanol S.A.	56,584	153,920
Banco Santander S.A.	531,025	2,688,894
Bank Hapoalim BM	38,736	199,466
Bank Leumi Le-Israel BM*	55,496	204,588
The Bank of East Asia Ltd.(a)	46,745	170,235
Bank of Ireland*	705,815	214,227
The Bank of Iwate Ltd.	9,900	382,602
The Bank of Kyoto Ltd.	5,000	34,955
Bank of Montreal(a)	22,637	1,477,206
The Bank of Nagoya Ltd.	10,000	34,207
The Bank of Nova Scotia	41,085	2,158,225
The Bank of Okinawa Ltd.	1,700	57,755
Bank of Queensland Ltd.	17,065	146,511
Bank of the Ryukyus Ltd.	5,561	66,163
Bankia S.A.	129,318	120,417
Bankinter S.A.	19,979	152,309
Banque Cantonale Vaudoise (Registered)	50	34,507
Barclays PLC	550,606	1,383,289
Bendigo & Adelaide Bank Ltd.	17,451	124,121
Berner Kantonalbank AG (Registered)	259	53,124

	Shares	Value
Banks – (continued)
BGEO Group PLC(a)	23,901	$801,788
BNP Paribas S.A.	36,964	1,957,650
CaixaBank S.A.(a)	61,144	184,112
Canadian Imperial Bank of Commerce	12,652	1,023,594
Canadian Western Bank	1,676	37,036
The Chiba Bank Ltd.	23,000	121,239
The Chugoku Bank Ltd.(a)	1,000	10,730
comdirect bank AG	411	4,674
Commerzbank AG	52,043	486,397
Commonwealth Bank of Australia	35,493	2,001,420
Concordia Financial Group Ltd.*	74,721	357,840
Credit Agricole S.A.	46,367	512,955
Credito Emiliano SpA	4,982	35,977
Credito Valtellinese SC*	67,009	52,266
Dah Sing Banking Group Ltd.	24,640	43,961
Dah Sing Financial Holdings Ltd.	5,340	36,588
The Daishi Bank Ltd.	8,000	28,712
Danske Bank A/S	17,548	496,333
DBS Group Holdings Ltd.	56,858	646,397
DNB ASA(a)	32,562	416,915
The Eighteenth Bank Ltd.	28,000	68,302
Erste Group Bank AG*	9,961	286,590
Eurobank Ergasias S.A.*	1,058,853	897,440
FIBI Holdings Ltd.	5,441	80,263
Fukuoka Financial Group, Inc.	30,000	105,986
The Gunma Bank Ltd.(a)	2,000	8,206
The Hachijuni Bank Ltd.	15,000	67,994
Hang Seng Bank Ltd.(a)	16,500	299,915
Heartland Bank Ltd.	260,138	220,101
The Hiroshima Bank Ltd.	17,000	63,872
The Hokkoku Bank Ltd.	17,000	49,255
The Hokuetsu Bank Ltd.	138,000	243,768
Hokuhoku Financial Group, Inc.(a)	32,000	41,871
HSBC Holdings PLC	698,016	4,626,919
The Hyakugo Bank Ltd.(a)	23,000	87,920
The Hyakujushi Bank Ltd.	10,000	29,628
ING Groep N.V. (CVA)	139,150	1,704,520
Intesa Sanpaolo SpA	324,403	899,163
Intesa Sanpaolo SpA (Retirement Savings Plan)	10,035	26,389

See Accompanying Notes to the Financial Statements.

70	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Israel Discount Bank Ltd., Class A*	32,350	$54,213
The Iyo Bank Ltd.	6,000	41,049
The Joyo Bank Ltd.	23,000	83,191
The Juroku Bank Ltd.	19,000	57,891
Jyske Bank A/S (Registered)	1,894	77,558
Kansai Urban Banking Corp.	5,900	57,790
KBC Groep N.V.	7,480	420,051
The Keiyo Bank Ltd.	5,000	18,926
The Kiyo Bank Ltd.	38,900	484,637
Kyushu Financial Group, Inc.(a)	16,670	90,677
Laurentian Bank of Canada(a)	17,498	695,394
Liberbank S.A.* (a)	239,393	287,898
Liechtensteinische Landesbank AG	7,840	324,315
Lloyds Banking Group PLC	2,098,848	2,062,136
Luzerner Kantonalbank AG (Registered)	162	69,592
The Minato Bank Ltd.	29,000	42,553
Mitsubishi UFJ Financial Group, Inc.	520,400	2,529,651
Mizrahi Tefahot Bank Ltd.	4,192	48,631
Mizuho Financial Group, Inc.	900,100	1,411,625
The Musashino Bank Ltd.	3,200	83,862
The Nanto Bank Ltd.	23,468	67,775
National Australia Bank Ltd.	97,790	2,029,147
National Bank of Canada	11,006	393,988
National Bank of Greece S.A.*	75,123	22,371
Natixis S.A.	32,749	180,681
The Nishi-Nippon City Bank Ltd.	18,000	33,646
Nordea Bank AB	116,395	1,130,950
North Pacific Bank Ltd.	6,000	15,758
The Ogaki Kyoritsu Bank Ltd.	35,000	111,220
The Oita Bank Ltd.	18,000	56,358
Oversea-Chinese Banking Corp. Ltd.(a)	106,735	696,452
Permanent TSB Group Holdings PLC*	9,152	28,658
Piraeus Bank S.A.*	3,312,713	986,496
Public Financial Holdings Ltd.	98,000	44,975
Raiffeisen Bank International AG* (a)	2,526	40,374

	Shares	Value
Banks – (continued)
Resona Holdings, Inc.	78,500	$288,483
Royal Bank of Canada	57,569	3,581,172
Royal Bank of Scotland Group PLC*	53,395	179,902
The San-In Godo Bank Ltd.	6,000	40,151
Senshu Ikeda Holdings, Inc.(a)	160,500	622,529
Seven Bank Ltd.	19,000	83,639
Shawbrook Group PLC* (a) (b)	1,477	6,201
The Shiga Bank Ltd.(a)	1,000	4,505
Shinsei Bank Ltd.	86,000	125,389
The Shizuoka Bank Ltd.	9,000	69,396
Skandinaviska Enskilda Banken AB, Class A	75,076	717,777
Societe Generale S.A.	28,177	1,105,334
Spar Nord Bank A/S	53,028	432,495
SpareBank 1 SMN	87,835	539,946
St. Galler Kantonalbank AG (Registered)	1,504	622,940
Standard Chartered PLC	104,094	841,882
Sumitomo Mitsui Financial Group, Inc.	51,500	1,642,782
Sumitomo Mitsui Trust Holdings, Inc.	145,000	467,003
Suruga Bank Ltd.	4,700	94,883
Svenska Handelsbanken AB, Class A	31,023	413,385
Swedbank AB, Class A	44,116	952,439
Sydbank A/S	2,684	75,915
The Tochigi Bank Ltd.	16,000	63,704
The Toho Bank Ltd.	22,732	77,547
TOMONY Holdings, Inc.	75,000	222,207
The Toronto-Dominion Bank	36,356	1,621,014
UniCredit SpA	189,216	731,208
Unione di Banche Italiane SpA	19,604	83,123
United Overseas Bank Ltd.	60,544	837,855
Valiant Holding AG (Registered)(a)	1,067	118,333
Van Lanschot N.V. (CVA)	22,165	469,654
Westpac Banking Corp.	66,864	1,584,396
The Yamagata Bank Ltd.	13,000	48,479
Yamaguchi Financial Group, Inc.(a)	8,000	76,639
The Yamanashi Chuo Bank Ltd.	17,000	64,984

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	71

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Zuger Kantonalbank AG	4	$20,611
		69,467,286
Beverages – 1.3%
Anheuser-Busch InBev S.A./N.V.(a)	18,104	2,241,498
Asahi Group Holdings Ltd.	11,800	386,992
Britvic PLC	7,536	77,718
C&C Group PLC	16,797	75,472
Carlsberg A/S, Class B	2,384	232,226
Coca-Cola Amatil Ltd.	11,766	77,221
Coca-Cola East Japan Co., Ltd.	2,606	49,151
Coca-Cola HBC AG*	4,146	85,029
Coca-Cola West Co., Ltd.	1,000	27,945
Cott Corp.	2,560	33,988
Davide Campari-Milano SpA	6,897	66,593
Diageo PLC	47,825	1,293,286
Heineken Holding N.V.	2,860	236,145
Heineken N.V.(a)	4,635	434,517
Ito En Ltd.	200	6,281
Kirin Holdings Co., Ltd.	15,738	234,095
Molson Coors Canada, Inc., Class B	620	59,184
Pernod-Ricard S.A.	4,237	457,527
Royal Unibrew A/S	3,508	158,495
SABMiller PLC	21,175	1,298,156
Sapporo Holdings Ltd.	2,000	11,010
Suntory Beverage & Food Ltd.	3,000	134,305
Takara Holdings, Inc.	3,000	26,216
Treasury Wine Estates Ltd.	26,475	188,305
		7,891,355
Biotechnology – 0.4%
Abcam PLC(a)	7,151	61,910
Actelion Ltd. (Registered)*	2,557	413,495
Basilea Pharmaceutica AG (Registered)*	211	17,292
Bavarian Nordic A/S*	1,078	41,141
Cellectis S.A.*	809	22,442
Circassia Pharmaceuticals PLC*	13,622	53,918
CK Life Sciences Int’l Holdings, Inc.	48,000	4,579

	Shares	Value
Beverages – (continued)
CSL Ltd.	10,420	$836,394
DBV Technologies S.A.*	882	60,319
Galapagos N.V.*	1,372	62,370
Genmab A/S*	1,169	173,237
Genus PLC(a)	2,539	55,791
Grifols S.A.	5,460	118,787
Grifols S.A. (Preference), Class B	4,876	76,818
Mesoblast Ltd.*	14,771	24,687
PeptiDream, Inc.*	400	23,777
ProMetic Life Sciences, Inc.* (a)	22,375	58,411
Sirtex Medical Ltd.	769	17,453
Swedish Orphan Biovitrum AB* (a)	6,087	88,849
Takara Bio, Inc.	200	2,770
		2,214,440
Building Products – 0.9%
Aica Kogyo Co., Ltd.	1,500	34,852
Asahi Glass Co., Ltd.	26,000	157,708
Assa Abloy AB, Class B	25,633	538,065
Belimo Holding AG (Registered)	21	60,031
Bunka Shutter Co., Ltd.	38,500	335,361
Central Glass Co., Ltd.	119,000	686,228
Cie de Saint-Gobain	10,533	482,499
Daikin Industries Ltd.	6,800	564,617
Geberit AG (Registered)	937	360,039
GWA Group Ltd.	7,406	13,056
James Halstead PLC	4,475	27,402
Kingspan Group PLC	2,446	64,435
LIXIL Group Corp.	8,800	189,332
Nibe Industrier AB, Class B	3,853	133,997
Nichias Corp.(a)	73,000	485,780
Nichiha Corp.(a)	16,500	260,465
Nippon Sheet Glass Co., Ltd.*	40,000	32,151
Nitto Boseki Co., Ltd.	9,000	28,768
Noritz Corp.	28,000	480,471
Rockwool International A/S, Class B	82	13,666
Sankyo Tateyama, Inc.	15,600	220,743
Sanwa Holdings Corp.	8,000	64,152
Sekisui Jushi Corp.	19,600	280,092
Takara Standard Co., Ltd.	5,752	51,448

See Accompanying Notes to the Financial Statements.

72	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Building Products – (continued)
Takasago Thermal Engineering Co., Ltd.	1,200	$15,466
Tarkett S.A.	1,548	50,531
TOTO Ltd.	3,000	106,687
Uponor Oyj	1,813	27,971
		5,766,013
Capital Markets – 1.8%
3i Group PLC	39,200	271,960
Aberdeen Asset Management PLC	28,016	122,588
Alaris Royalty Corp.	1,680	40,250
Allied Minds PLC* (a)	8,967	50,467
Allied Properties HK Ltd.	848,000	159,604
Anima Holding SpA(b)	3,753	26,565
ARA Asset Management Ltd.	17,936	15,813
Ashmore Group PLC	16,969	76,338
Avanza Bank Holding AB	807	31,737
Azimut Holding SpA	3,015	75,902
Brederode S.A.	950	42,859
Brewin Dolphin Holdings PLC(a)	7,312	29,349
BT Investment Management Ltd.	6,705	50,606
China Medical & HealthCare Group Ltd.*	1,670,000	96,878
CI Financial Corp.	4,091	90,730
Close Brothers Group PLC(a)	7,612	135,148
Credit Suisse Group AG (Registered)* (a)	58,861	894,736
Daiwa Securities Group, Inc.	67,000	404,649
Deutsche Bank AG (Registered)	49,933	941,932
EFG International AG*	7,120	44,495
Emperor Capital Group Ltd.	1,650,000	146,767
Financiere de Tubize S.A.	179	11,327
Flow Traders(b)	620	24,645
Freeman Financial Corp. Ltd.*	480,000	26,298
GAM Holding AG* (a)	2,188	28,534
Gimv N.V.	345	19,164
Gluskin Sheff + Associates, Inc.	1,600	22,813
Guoco Group Ltd.	3,000	33,047
Haitong International Securities Group Ltd.	77,922	45,103
Hargreaves Lansdown PLC	5,061	95,342

	Shares	Value
Capital Markets – (continued)
HBM Healthcare Investments AG, Class A*	3,850	$403,678
Henderson Group PLC	12,382	46,362
ICAP PLC	17,280	118,594
Ichigo, Inc.	9,700	43,607
IGM Financial, Inc.	3,577	112,798
Intermediate Capital Group PLC	13,668	122,937
Investec PLC	24,593	188,417
IOOF Holdings Ltd.	11,826	80,684
IP Group PLC*	24,291	61,169
Jafco Co., Ltd.	300	8,720
Julius Baer Group Ltd.*	5,062	216,581
Jupiter Fund Management PLC	12,914	79,625
kabu.com Securities Co., Ltd.	4,000	13,272
Leonteq AG*	175	12,187
Macquarie Group Ltd.	7,610	368,781
Magellan Financial Group Ltd.	4,385	71,948
Man Group PLC	76,910	166,294
Mason Financial Holdings Ltd.*	4,630,953	191,036
Matsui Securities Co., Ltd.	1,300	11,579
Mediobanca SpA	15,256	125,372
Monex Group, Inc.	4,200	11,227
Nihon M&A Center, Inc.	1,100	65,181
Nomura Holdings, Inc.	135,800	607,829
Okasan Securities Group, Inc.	4,000	22,020
Partners Group Holding AG(a)	552	227,480
Perpetual Ltd.	216	7,047
Platinum Asset Management Ltd.	10,774	49,826
Rathbone Brothers PLC(a)	1,817	54,113
Ratos AB, Class B(a)	11,263	65,957
ReOrient Group Ltd.*	220,000	154,566
Rothschild & Co.	1,529	38,265
SBI Holdings, Inc.	5,200	56,474
Schroders PLC	2,873	105,806
Schroders PLC (Non-Voting)	1,249	35,770
SVG Capital PLC* (a)	58,446	440,930
Tetragon Financial Group Ltd.	57,263	558,314
Tokai Tokyo Financial Holdings, Inc.	2,200	11,905
Tullett Prebon PLC(a)	143,173	710,369
UBS Group AG (Registered)	77,507	1,342,323
UOB-Kay Hian Holdings Ltd.	37,825	38,837
Value Partners Group Ltd.(a)	21,000	20,168

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	73

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
Vontobel Holding AG (Registered)	339	$14,678
VZ Holding AG	178	55,433
		11,193,805
Chemicals – 3.0%
ADEKA Corp.	4,200	61,119
Agrium, Inc.	3,219	277,853
Air Liquide S.A.	7,572	858,586
Air Water, Inc.	6,000	93,425
Akzo Nobel N.V.	7,319	518,813
Arkema S.A.	3,476	277,413
Asahi Kasei Corp.	44,000	312,415
BASF SE	17,876	1,477,219
Borregaard ASA	63,205	472,918
C Uyemura & Co., Ltd.	3,200	141,016
Chr Hansen Holding A/S	3,302	205,540
Chugoku Marine Paints Ltd.	39,000	283,219
Clariant AG (Registered)*	8,710	164,931
Corbion N.V.	1,225	31,274
Covestro AG* (b)	2,254	89,117
Croda International PLC	3,522	155,349
Daicel Corp.	6,000	77,667
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	65,000	275,807
Denka Co., Ltd.	9,000	39,198
DIC Corp.	17,000	40,834
DuluxGroup Ltd.	12,466	60,886
Elementis PLC	5,547	17,544
EMS-Chemie Holding AG (Registered)(a)	114	56,405
Essentra PLC(a)	4,084	48,579
Evonik Industries AG	3,801	120,439
Frutarom Industries Ltd.	1,635	83,885
FUCHS PETROLUB SE	54	1,992
FUCHS PETROLUB SE (Preference)	2,375	101,613
Fujimori Kogyo Co., Ltd.	7,700	185,096
Givaudan S.A. (Registered)	220	433,803
Hexpol AB	5,994	62,014
Hitachi Chemical Co., Ltd.	1,700	29,807
Incitec Pivot Ltd.	51,105	125,583

	Shares	Value
Chemicals – (continued)
Israel Chemicals Ltd.	16,480	$81,859
The Israel Corp. Ltd.	37	7,593
Johnson Matthey PLC(a)	3,636	153,772
JSP Corp.	7,700	136,160
JSR Corp.	3,900	55,441
K+S AG (Registered)(a)	7,340	183,102
Kaneka Corp.	8,000	69,685
Kansai Paint Co., Ltd.	6,000	108,902
Kemira Oyj(a)	5,578	67,593
Koninklijke DSM N.V.	2,090	128,211
Kumiai Chemical Industry Co., Ltd.	5,000	44,441
Kuraray Co., Ltd.	11,200	147,177
Kureha Corp.	81,000	285,406
Lanxess AG	2,824	147,702
Lenzing AG	485	37,590
Linde AG	3,742	571,739
Lintec Corp.	1,800	35,800
Methanex Corp.(a)	4,146	145,239
Mitsubishi Chemical Holdings Corp.	55,500	301,789
Mitsubishi Gas Chemical Co., Inc.	11,000	62,405
Mitsui Chemicals, Inc.	30,000	104,304
Nihon Nohyaku Co., Ltd.	30,100	163,166
Nihon Parkerizing Co., Ltd.	68,000	624,739
Nippon Kayaku Co., Ltd.	3,000	33,394
Nippon Paint Holdings Co., Ltd.(a)	3,000	82,770
Nippon Shokubai Co., Ltd.	1,200	64,938
Nippon Soda Co., Ltd.	85,198	463,435
The Nippon Synthetic Chemical Industry Co., Ltd.	24,000	148,269
Nissan Chemical Industries Ltd.(a)	3,800	104,984
Nitto Denko Corp.	3,300	186,166
NOF Corp.	8,000	64,975
Novozymes A/S, Class B	5,282	253,196
Nufarm Ltd.	12,612	67,566
Nuplex Industries Ltd.	101,673	374,670
Okamoto Industries, Inc.	3,000	22,852
Orica Ltd.(a)	13,035	152,199
Potash Corp. of Saskatchewan, Inc.	16,628	294,700

See Accompanying Notes to the Financial Statements.

74	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Sakata INX Corp.	27,900	$324,907
Sanyo Chemical Industries Ltd.	34,000	268,199
Shin-Etsu Chemical Co., Ltd.	7,500	434,810
Showa Denko KK(a)	30,000	32,244
Sika AG	74	315,224
Solvay S.A.(a)	3,839	388,079
Sumitomo Bakelite Co., Ltd.	112,000	478,377
Sumitomo Chemical Co., Ltd.	55,000	260,106
Sumitomo Seika Chemicals Co., Ltd.	25,000	123,838
Symrise AG	3,192	211,534
Syngenta AG (Registered)	1,996	799,649
Synthomer PLC	9,484	48,348
T Hasegawa Co., Ltd.	4,600	77,000
Taiyo Holdings Co., Ltd.	900	30,955
Teijin Ltd.	25,000	92,761
Tessenderlo Chemie N.V.*	786	27,016
Tikkurila Oyj	2,026	35,527
Toagosei Co., Ltd.	6,900	64,231
Tokai Carbon Co., Ltd.	11,000	29,814
Tokuyama Corp.* (a)	186,000	304,220
Toray Industries, Inc.	36,000	311,801
Tosoh Corp.	23,000	109,631
Toyo Ink SC Holdings Co., Ltd.	8,000	32,899
Toyobo Co., Ltd.	56,000	97,874
Ube Industries Ltd.	15,000	29,441
Umicore S.A.(a)	1,382	68,895
Victrex PLC(a)	1,130	23,175
Wacker Chemie AG	136	13,042
Yara International ASA	7,119	285,031
Zeon Corp.	5,000	36,871
		18,514,787
Commercial Services & Supplies – 1.2%
Aeon Delight Co., Ltd.	2,300	65,564
Aggreko PLC	8,745	139,251
Babcock International Group PLC	14,998	208,171
Berendsen PLC	7,513	129,868
Bilfinger SE(a)	27,612	1,203,821
Brambles Ltd.	33,260	316,772
Caverion Corp.	1,496	10,966

	Shares	Value
Commercial Services & Supplies – (continued)
Cleanaway Waste Management Ltd.	105,891	$63,840
Dai Nippon Printing Co., Ltd.	9,000	87,565
Daiseki Co., Ltd.(a)	2,500	47,853
dorma+kaba Holding AG (Registered), Class B	50	32,447
Downer EDI Ltd.	274,597	779,558
Duskin Co., Ltd.(a)	200	3,744
Edenred(a)	6,576	129,698
Elis S.A.	1,315	24,151
G4S PLC	38,887	107,323
Gategroup Holding AG*	1,113	61,369
HomeServe PLC	7,320	44,415
Intrum Justitia AB	2,552	91,679
ISS A/S	2,459	93,391
Kokuyo Co., Ltd.	5,600	75,787
Lassila & Tikanoja Oyj	1,345	23,400
Loomis AB, Class B	2,597	72,124
Mineral Resources Ltd.	98,536	557,215
Mitie Group PLC(a)	214,874	853,968
Mitsubishi Pencil Co., Ltd.	900	44,497
Nissha Printing Co., Ltd.	900	14,905
Okamura Corp.	4,600	43,852
Park24 Co., Ltd.	2,200	63,433
PayPoint PLC	4,015	49,582
Pilot Corp.	2,600	107,042
Programmed Maintenance Services Ltd.(a)	149,105	166,702
Progressive Waste Solutions Ltd.	824	26,563
Prosegur Cia de Seguridad S.A.	19,123	110,608
Recall Holdings Ltd.^	894	5,683
Regus PLC	21,070	90,251
Relia, Inc.	2,100	22,434
Rentokil Initial PLC	66,614	171,843
Ritchie Bros Auctioneers, Inc.(a)	166	4,771
Sato Holdings Corp.	1,100	23,574
Secom Co., Ltd.	3,400	268,358
Securitas AB, Class B	10,196	161,154
Serco Group PLC* (a)	23,476	33,014
Societe BIC S.A.	1,163	165,107
Sohgo Security Services Co., Ltd.(a)	1,000	57,386
Spotless Group Holdings Ltd.	24,846	24,555

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	75

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Commercial Services & Supplies – (continued)
Tomra Systems ASA	3,486	$40,478
Toppan Forms Co., Ltd.	2,200	25,003
Toppan Printing Co., Ltd.	12,000	106,211
Transcontinental, Inc., Class A	37,261	586,609
		7,637,555
Communications Equipment – 0.3%
Ei Towers SpA	231	13,546
Hitachi Kokusai Electric, Inc.	1,000	10,954
Japan Radio Co., Ltd.	18,000	46,096
Mitel Networks Corp.*	55,361	386,420
Nokia Oyj (Euronext)	35,470	208,450
Nokia Oyj (SIGMA X MTF)	84,639	499,248
Sierra Wireless, Inc.*	2,800	45,310
Telefonaktiebolaget LM Ericsson, Class A	1,434	11,833
Telefonaktiebolaget LM Ericsson, Class B	69,961	566,842
VTech Holdings Ltd.(a)	2,500	25,847
		1,814,546
Construction & Engineering – 3.0%
Abengoa S.A., Class B*	200,530	55,122
ACS Actividades de Construccion y Servicios S.A.	7,237	239,342
Aecon Group, Inc.	32,823	438,391
AF Gruppen ASA	1,188	19,475
Arcadis N.V.	41,483	710,550
Astaldi SpA(a)	27,940	137,029
Badger Daylighting Ltd.(a)	2,361	44,050
Balfour Beatty PLC*	27,952	97,699
Boskalis Westminster	1,345	56,082
Bouygues S.A.(a)	4,236	141,282
Carillion PLC(a)	259,444	1,117,375
Chiyoda Corp.(a)	4,000	31,628
Chudenko Corp.	2,300	46,798
Cie d’Entreprises CFE(a)	666	66,105
CIMIC Group Ltd.	1,935	52,851
COMSYS Holdings Corp.	2,000	30,955
Eiffage S.A.	2,165	172,164
Elecnor S.A.(a)	26,017	235,409
Electra Ltd.	552	74,226

	Shares	Value
Construction & Engineering – (continued)
Eltel AB* (a) (b)	25,080	$300,899
Ferrovial S.A.	10,658	229,372
FLSmidth & Co. A/S	1,337	51,930
Fomento de Construcciones y Contratas S.A.*	4,405	38,253
Galliford Try PLC	46,809	874,960
Hazama Ando Corp.	110,700	555,595
HOCHTIEF AG	1,273	163,227
Hsin Chong Group Holdings Ltd.	902,000	94,186
Implenia AG (Registered)	9,020	602,274
Interserve PLC	86,470	541,260
JGC Corp.	10,928	192,423
Kajima Corp.	18,000	115,239
Kandenko Co., Ltd.(a)	7,000	51,030
Keller Group PLC	43,914	568,352
Kier Group PLC(a)	54,960	958,080
Kinden Corp.	2,000	24,076
Koninklijke BAM Groep N.V.	7,203	34,691
Kumagai Gumi Co., Ltd.	6,000	16,711
Kyowa Exeo Corp.	3,900	45,636
Kyudenko Corp.(a)	28,500	739,436
Maeda Corp.(a)	8,000	62,433
Maeda Road Construction Co., Ltd.	2,000	37,254
Metka S.A.	8,753	66,969
Mirait Holdings Corp.	38,600	349,220
NCC AB, Class A	1,880	64,093
NCC AB, Class B*	2,271	77,677
Nippo Corp.	2,000	33,721
Nippon Densetsu Kogyo Co., Ltd.	2,600	52,318
Nishimatsu Construction Co., Ltd.(a)	178,000	791,887
Obayashi Corp.	16,900	170,745
Obrascon Huarte Lain S.A.	77,221	546,679
OCI N.V.*	104	2,057
Okumura Corp.	14,000	75,630
Outotec Oyj* (a)	90,848	361,895
Peab AB	4,432	37,014
Penta-Ocean Construction Co., Ltd.	14,500	67,218
Porr Ag	7,150	226,433
Sacyr S.A.	208,945	444,887

See Accompanying Notes to the Financial Statements.

76	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Salini Impregilo SpA	109,430	$479,033
Sanki Engineering Co., Ltd.	7,100	57,997
Shikun & Binui Ltd.	133,705	258,419
Shimizu Corp.	16,000	146,998
SHO-BOND Holdings Co., Ltd.(a)	600	26,469
Skanska AB, Class B	8,582	188,918
SNC-Lavalin Group, Inc.	833	31,395
Sumitomo Mitsui Construction Co., Ltd.	479,700	430,405
Sweco AB, Class B	2,085	32,331
Taikisha Ltd.	2,400	56,705
Taisei Corp.	26,000	181,765
Takamatsu Construction Group Co., Ltd.	2,600	56,862
Toa Corp.	110,000	249,825
Toda Corp.	9,000	43,320
Toenec Corp.	1,000	6,589
Tokyu Construction Co., Ltd.	6,200	52,326
Toshiba Plant Systems & Services Corp.(a)	20,300	256,133
Totetsu Kogyo Co., Ltd.	1,200	35,553
Toyo Engineering Corp.	101,000	284,135
United Engineers Ltd.*	348,300	606,393
Veidekke ASA	7,088	97,267
Vinci S.A.(a)	11,186	835,847
WSP Global, Inc.(a)	2,172	73,192
YIT Oyj(a)	71,903	490,830
Yokogawa Bridge Holdings Corp.	23,000	213,459
Yurtec Corp.	7,000	51,685
		18,676,144
Construction Materials – 0.6%
Adelaide Brighton Ltd.	8,560	33,773
Boral Ltd.	34,073	167,458
Brickworks Ltd.	2,458	28,719
Buzzi Unicem SpA	811	15,364
Buzzi Unicem SpA (Retirement Savings Plan)	5,135	58,167
Cementir Holding SpA	34,191	180,296
CRH PLC	19,417	564,210

	Shares	Value
Construction Materials – (continued)
CSR Ltd.	326,400	$851,895
Fletcher Building Ltd.	18,332	106,908
HeidelbergCement AG	4,565	405,681
Imerys S.A.	632	46,660
Italcementi SpA	5,732	68,015
James Hardie Industries PLC (CDI)(a)	8,709	123,155
LafargeHolcim Ltd. (Registered)*	8,052	408,018
RHI AG(a)	16,997	365,600
Sumitomo Osaka Cement Co., Ltd.	11,000	48,320
Taiheiyo Cement Corp.	37,000	100,977
Titan Cement Co. S.A.	1,053	24,000
Vicat S.A.	290	20,195
Wienerberger AG	3,084	60,949
		3,678,360
Consumer Finance – 0.5%
Acom Co., Ltd.* (a)	3,300	17,950
AEON Financial Service Co., Ltd.	1,700	39,340
Aiful Corp.*	10,300	37,063
Cembra Money Bank AG* (a)	15,861	1,088,013
Credit Saison Co., Ltd.	5,600	106,667
FlexiGroup Ltd.	163,030	297,355
Hitachi Capital Corp.	600	13,436
Hong Leong Finance Ltd.	141,700	253,026
International Personal Finance PLC(a)	143,616	562,985
J Trust Co., Ltd.	6,600	51,137
Jaccs Co., Ltd.	82,000	333,380
Orient Corp.*	8,000	16,674
Provident Financial PLC	4,293	183,256
Sun Hung Kai & Co., Ltd.	431,996	253,388
		3,253,670
Containers & Packaging – 0.5%
Amcor Ltd.	26,511	311,571
BillerudKorsnas AB	7,496	116,517
CCL Industries, Inc., Class B	780	143,067
DS Smith PLC	40,430	225,828
FP Corp.	600	27,113
Huajun Holdings Ltd.	1,760,000	174,702

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	77

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Containers & Packaging – (continued)
Huhtamaki Oyj(a)	3,637	$142,881
Intertape Polymer Group, Inc.	30,440	479,468
Pact Group Holdings Ltd.	11,241	44,437
Rengo Co., Ltd.(a)	148,000	827,179
Rexam PLC	21,461	196,489
RPC Group PLC	12,711	135,835
Smurfit Kappa Group PLC	9,983	264,698
Toyo Seikan Group Holdings Ltd.	5,500	112,832
Winpak Ltd.	1,210	41,818
		3,244,435
Distributors – 0.2%
Canon Marketing Japan, Inc.(a)	3,700	68,263
D’ieteren S.A./N.V.	14,116	625,127
Doshisha Co., Ltd.	1,800	34,774
Inchcape PLC	17,272	171,419
Jardine Cycle & Carriage Ltd.(a)	7,722	221,884
PALTAC CORPORATION	17,300	317,235
Uni-Select, Inc.	1,488	76,277
		1,514,979
Diversified Consumer Services – 0.2%
AA PLC	12,498	51,007
Benesse Holdings, Inc.	1,300	37,726
The Cross-Harbour Holdings Ltd.	110,000	149,178
Dignity PLC	2,306	82,425
EnerCare, Inc.	1,424	18,076
G8 Education Ltd.	225,090	675,085
InvoCare Ltd.	1,960	18,338
Navitas Ltd.	20,498	80,092
Nirvana Asia Ltd.(b)	113,000	31,902
Slater & Gordon Ltd.(a)	197,290	44,416
		1,188,245
Diversified Financial Services – 1.1%
Ackermans & van Haaren N.V.(a)	607	79,047
Banca IFIS SpA	1,617	46,264
Banca Mediolanum SpA	2,092	17,216
Banque Nationale de Belgique	138	474,175

	Shares	Value
Diversified Financial Services – (continued)
Bolsas y Mercados Espanoles SHMSF S.A.	941	$31,848
Century Tokyo Leasing Corp.(a)	600	21,169
Challenger Ltd.	26,776	183,090
China Innovative Finance Group Ltd.* ^	288,000	35,270
Corp. Financiera Alba S.A.	1,679	68,883
Deutsche Boerse AG	4,127	338,869
Element Financial Corp.	12,437	139,800
Eurazeo S.A.	832	58,605
Euronext N.V.(b)	882	37,276
EXOR SpA	2,864	107,593
FFP	982	75,886
Fimalac	68	7,638
Financial Products Group Co., Ltd.	4,000	49,909
First Pacific Co., Ltd.	34,000	21,564
Fuyo General Lease Co., Ltd.	700	30,487
Goldin Financial Holdings Ltd.*	60,000	53,447
GRENKELEASING AG	331	65,283
Groupe Bruxelles Lambert S.A.	894	78,977
HAL Trust	1,816	393,070
Hong Kong Exchanges and Clearing Ltd.(a)	30,589	774,071
IBJ Leasing Co., Ltd.	24,238	431,774
IG Group Holdings PLC	11,738	132,917
Industrivarden AB, Class A	7,437	146,192
Industrivarden AB, Class C	7,664	139,668
Investment AB Kinnevik, Class B	2,207	63,549
Investment AB Latour, Class B	1,793	76,727
Investor AB, Class A(a)	1,980	71,673
Investor AB, Class B	11,130	408,854
Japan Exchange Group, Inc.	14,000	219,300
Japan Securities Finance Co., Ltd.	5,400	21,752
KBC Ancora(a)	1,377	48,623
L E Lundbergforetagen AB, Class B	678	36,856
London Stock Exchange Group PLC	5,922	235,357
Mitsubishi UFJ Lease & Finance Co., Ltd.	11,000	49,965
Onex Corp.	2,438	151,485

See Accompanying Notes to the Financial Statements.

78	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Financial Services – (continued)
ORIX Corp.	45,700	$677,630
Pacific Century Regional Developments Ltd.*	49,000	13,307
Pargesa Holding S.A.	2,881	200,332
Ricoh Leasing Co., Ltd.	7,100	210,687
Singapore Exchange Ltd.	11,200	62,748
SNS REAAL N.V.* ^	2,857	—
Sofina S.A.	46	5,861
TMX Group Ltd.	425	17,626
Wendel S.A.	404	46,689
Wuestenrot & Wuerttembergische AG	11,881	238,274
Zenkoku Hosho Co., Ltd.(a)	1,600	58,919
		6,956,202
Diversified Telecommunication Services – 1.9%
B Communications Ltd.	1,000	27,917
BCE, Inc.	4,731	222,235
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	93,477
BT Group PLC	192,778	1,251,599
Cable & Wireless Communications PLC	83,937	90,498
Cellnex Telecom SAU(b)	2,254	37,201
Chorus Ltd.(a)	236,873	662,534
Com Hem Holding AB	5,606	49,754
Deutsche Telekom AG (Registered)	73,168	1,280,928
Elisa Oyj	4,873	182,006
Hellenic Telecommunications Organization S.A.	7,160	69,460
HKBN Ltd.	49,000	60,388
HKT Trust & HKT Ltd.	87,400	126,641
Hutchison Telecommunications Hong Kong Holdings Ltd.(a)	178,000	62,414
Iliad S.A.	617	134,870
Inmarsat PLC(a)	13,696	186,488
Koninklijke KPN N.V.	83,778	329,606
Manitoba Telecom Services, Inc.	700	18,352
Nippon Telegraph & Telephone Corp.	25,000	1,136,502
Orange S.A.	89,819	1,489,618

	Shares	Value
Diversified Telecommunication Services – (continued)
PCCW Ltd.	58,035	$39,352
Proximus SADP(a)	3,522	118,496
Singapore Telecommunications Ltd.	155,000	445,147
Spark New Zealand Ltd.	32,757	84,979
Swisscom AG (Registered)(a)	553	280,683
TalkTalk Telecom Group PLC(a)	13,991	54,805
TDC A/S*	24,150	123,606
Telecom Italia SpA*	208,561	203,044
Telecom Italia SpA (Retirement Savings Plan)	180,895	141,924
Telefonica Deutschland Holding AG	15,896	80,728
Telefonica S.A.	85,124	928,364
Telenor ASA	11,828	203,588
Telia Co. AB	108,381	518,097
Telstra Corp. Ltd.	78,982	323,075
TELUS Corp.	1,641	52,115
TPG Telecom Ltd.	7,176	58,652
Vivendi S.A.(a)	23,131	444,024
Vocus Communications Ltd.	20,743	136,613
		11,749,780
Electric Utilities – 1.3%
Acciona S.A.	1,068	85,553
Alpiq Holding AG (Registered)*	506	33,786
AusNet Services	32,218	37,741
BKW AG	6,844	297,752
Cheung Kong Infrastructure Holdings Ltd.	18,000	170,203
Chubu Electric Power Co., Inc.	25,300	342,985
The Chugoku Electric Power Co., Inc.	11,206	149,351
CLP Holdings Ltd.	44,000	406,977
Contact Energy Ltd.	4,950	17,583
EDP – Energias de Portugal S.A.	92,511	328,892
Electricite de France S.A.(a)	10,036	144,201
Elia System Operator S.A./N.V.	468	24,204
Emera, Inc.	2,000	72,601
Endesa S.A.	6,290	132,090
Enel SpA	254,597	1,154,163
Energiedienst Holding AG (Registered)	3,773	89,355

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	79

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electric Utilities – (continued)
Fortis, Inc.(a)	7,327	$232,807
Fortum Oyj(a)	4,204	63,366
HK Electric Investments & HK Electric Investments Ltd.(b)	61,500	55,338
Hokkaido Electric Power Co., Inc.	5,800	54,317
Hokuriku Electric Power Co.	2,700	36,237
Iberdrola S.A.	136,418	969,352
Infratil Ltd.	24,925	56,469
The Kansai Electric Power Co., Inc.*	28,400	259,381
Kyushu Electric Power Co., Inc.	15,700	163,170
Mighty River Power Ltd.	31,509	66,539
The Okinawa Electric Power Co., Inc.	14,250	370,251
Power Assets Holdings Ltd.	44,000	419,456
Public Power Corp. S.A.	1,519	5,098
Red Electrica Corp. S.A.	2,752	245,762
Romande Energie Holding S.A. (Registered)	107	118,889
Shikoku Electric Power Co., Inc.	5,000	63,508
Spark Infrastructure Group	9,768	15,431
SSE PLC	37,513	829,787
Terna Rete Elettrica Nazionale SpA	30,911	174,329
Tohoku Electric Power Co., Inc.	15,600	205,288
Tokyo Electric Power Co. Holdings, Inc.*	36,115	199,148
TrustPower Ltd.	2,903	15,732
Verbund AG(a)	973	13,596
		8,120,688
Electrical Equipment – 1.0%
ABB Ltd. (Registered)*	34,458	729,064
Areva S.A.* (a)	5,877	30,290
Daihen Corp.(a)	71,000	368,288
Enerchina Holdings Ltd.*	2,606,823	107,537
Fuji Electric Co., Ltd.	24,000	106,547
Fujikura Ltd.	4,000	20,300
Furukawa Electric Co., Ltd.	14,000	35,198
Futaba Corp.	3,400	53,481
Gamesa Corp. Tecnologica S.A.	7,234	142,469

	Shares	Value
Electrical Equipment – (continued)
GS Yuasa Corp.	21,000	$89,107
Johnson Electric Holdings Ltd.	10,500	31,065
Legrand S.A.	6,127	349,053
Mabuchi Motor Co., Ltd.	2,000	105,052
Mitsubishi Electric Corp.	79,000	884,546
Nidec Corp.	5,955	455,551
Nissin Electric Co., Ltd.	27,900	335,859
Nitto Kogyo Corp.	18,600	307,523
OSRAM Licht AG	1,816	94,794
Prysmian SpA(a)	4,794	113,056
Saft Groupe S.A.	16,445	511,189
Sanyo Denki Co., Ltd.	27,786	141,793
Schneider Electric SE*	11,440	744,763
Somfy S.A.	231	84,400
TKH Group N.V. (CVA)	1,421	56,150
Ushio, Inc.	400	5,656
Vestas Wind Systems A/S	5,790	414,316
		6,317,047
Electronic Equipment, Instruments & Components – 1.3%
Ai Holdings Corp.(a)	2,900	85,784
Alps Electric Co., Ltd.	6,000	111,594
Amano Corp.	2,600	43,886
Anritsu Corp.	11,700	71,844
Avigilon Corp.*	1,976	25,430
Axis Communications AB	902	38,115
Azbil Corp.	300	7,938
Barco N.V.	1,067	74,535
Canon Electronics, Inc.	9,500	142,151
Celestica, Inc.*	73,168	785,654
Citizen Holdings Co., Ltd.(a)	8,700	50,739
CONEXIO Corp.	7,600	88,221
Dexerials Corp.	27,500	230,805
Electrocomponents PLC	14,406	54,489
Elematec Corp.	6,100	106,612
Enplas Corp.	7,900	230,366
Evertz Technologies Ltd.	300	4,067
FIH Mobile Ltd.	23,000	9,873
Fingerprint Cards AB, Class B* (a)	1,176	70,509
Halma PLC(a)	14,869	194,292
Hamamatsu Photonics KK	3,400	98,033
Hexagon AB, Class B	6,460	257,838
Hirose Electric Co., Ltd.	945	119,323

See Accompanying Notes to the Financial Statements.

80	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
Hitachi High-Technologies Corp.	1,000	$28,226
Hitachi Ltd.	167,000	804,759
Horiba Ltd.	300	11,748
Ibiden Co., Ltd.	5,100	66,446
Ingenico Group S.A.(a)	1,545	182,265
Iriso Electronics Co., Ltd.	600	29,945
Japan Aviation Electronics Industry Ltd.	2,044	28,675
Japan Display, Inc.*	12,700	25,639
Keyence Corp.	900	564,924
Kyocera Corp.	9,200	470,598
Laird PLC(a)	11,144	56,876
Macnica Fuji Electronics Holdings, Inc.	22,000	252,292
Mitsumi Electric Co., Ltd.*	4,900	24,822
Murata Manufacturing Co., Ltd.	4,200	580,765
Nichicon Corp.	5,100	35,559
Nippon Electric Glass Co., Ltd.	6,000	32,805
Nippon Signal Company Ltd.	37,500	323,847
Nohmi Bosai Ltd.	2,000	28,936
Oki Electric Industry Co., Ltd.	28,000	40,563
Omron Corp.	5,800	192,981
Renishaw PLC(a)	1,617	44,911
Ryosan Co., Ltd.	1,400	34,871
Shimadzu Corp.	7,000	110,828
Siix Corp.	1,014	31,037
Spectris PLC	446	11,897
Taiyo Yuden Co., Ltd.	2,500	26,403
TDK Corp.	3,100	190,644
Topcon Corp.	1,400	17,900
Truly International Holdings Ltd.(a)	790,000	309,596
Venture Corp. Ltd.	16,000	99,639
VST Holdings Ltd.	291,028	66,781
Yaskawa Electric Corp.(a)	5,500	67,391
Yokogawa Electric Corp.	8,000	90,172
		7,786,839
Energy Equipment & Services – 1.1%
Amec Forster Wheeler PLC	9,395	67,974
Bourbon S.A.(a)	19,949	294,290

	Shares	Value
Energy Equipment & Services – (continued)
Canadian Energy Services & Technology Corp.	13,327	$40,749
Enerflex Ltd.	50,261	483,109
Ensign Energy Services, Inc.	5,392	32,715
Ezion Holdings Ltd.* (a)	805,580	329,652
Fugro N.V. (CVA)*	2,335	47,524
Hunting PLC(a)	88,442	474,833
John Wood Group PLC	11,141	101,921
Modec, Inc.	11,000	172,204
Mullen Group Ltd.	7,844	91,490
Ocean Yield ASA	22,165	150,017
Pason Systems, Inc.	3,018	43,947
Petrofac Ltd.	6,676	82,638
Petroleum Geo-Services ASA(a)	135,488	479,370
Precision Drilling Corp.(a)	180,281	936,955
Prosafe SE	122,241	73,931
Saipem SpA*	168,705	80,769
SBM Offshore N.V.	7,324	98,104
Schoeller-Bleckmann Oilfield Equipment AG(a)	202	13,625
Seadrill Ltd.*	10,883	52,021
Secure Energy Services, Inc.	4,100	29,557
ShawCor Ltd.	2,274	61,543
Subsea 7 S.A.* (a)	11,753	108,154
Technip S.A.* (a)	3,784	221,511
Tecnicas Reunidas S.A.(a)	1,516	50,927
Tenaris S.A.	2,255	30,425
TGS Nopec Geophysical Co. ASA(a)	2,456	41,084
Transocean Ltd.	9,100	100,828
Vallourec S.A.(a)	203,122	1,055,049
WorleyParsons Ltd.(a)	144,066	768,508
		6,615,424
Food & Staples Retailing – 1.6%
Aeon Co., Ltd.	17,913	275,153
Ain Holdings, Inc.	1,400	69,872
Alimentation Couche-Tard, Inc., Class B	11,057	485,498
Arcs Co., Ltd.	2,918	70,253
Axfood AB(a)	352	6,525
Booker Group PLC	21,140	50,168
Carrefour S.A.	11,145	315,868

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	81

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Casino Guichard Perrachon S.A.(a)	1,519	$90,399
Cocokara fine, Inc.	700	32,352
Colruyt S.A.	509	29,312
Cosmos Pharmaceutical Corp.(a)	100	17,291
Create SD Holdings Co., Ltd.	2,000	49,628
Dairy Farm International Holdings Ltd.	4,500	31,050
Delhaize Group	3,376	353,919
Distribuidora Internacional de Alimentacion S.A.* (a)	28,494	158,152
Empire Co., Ltd., Class A	7,537	125,456
FamilyMart Co., Ltd.(a)	1,800	97,406
George Weston Ltd.	2,368	205,834
Greggs PLC	5,530	83,682
Heiwado Co., Ltd.	1,200	25,392
ICA Gruppen AB	1,371	45,065
Inageya Co., Ltd.	6,098	81,443
J Sainsbury PLC	47,196	199,738
The Jean Coutu Group PJC, Inc., Class A	254	3,869
Jeronimo Martins SGPS S.A.	4,674	76,500
Kato Sangyo Co., Ltd.	17,300	437,856
Kesko Oyj, Class A	1,178	47,128
Kesko Oyj, Class B	802	32,049
Koninklijke Ahold N.V.	19,582	426,137
Kusuri No Aoki Co., Ltd.	1,600	87,481
Lawson, Inc.	1,100	87,387
Life Corp.	1,900	52,155
Loblaw Cos. Ltd.	6,006	331,946
MARR SpA	2,713	55,217
Matsumotokiyoshi Holdings Co., Ltd.	500	25,468
Metcash Ltd.*	540,714	726,257
METRO AG(a)	2,961	94,111
Metro, Inc.	6,331	212,230
Nihon Chouzai Co., Ltd.	5,500	187,883
The North West Co., Inc.	895	19,928
Rallye S.A.(a)	15,209	292,650
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	15,382

	Shares	Value
Food & Staples Retailing – (continued)
Seven & i Holdings Co., Ltd.	16,800	$713,327
Shufersal Ltd.	3,578	12,165
Sligro Food Group N.V.(a)	1,953	77,910
Sonae SGPS S.A.	18,183	20,201
Sugi Holdings Co., Ltd.	1,300	64,639
Sundrug Co., Ltd.	1,100	81,013
Tesco PLC* (a)	162,219	408,969
Tsuruha Holdings, Inc.	1,200	118,435
UNY Group Holdings Co., Ltd.	3,900	29,160
Valor Holdings Co., Ltd.	29,800	739,743
Welcia Holdings Co., Ltd.	900	48,956
Wesfarmers Ltd.	20,005	652,962
Wm Morrison Supermarkets PLC	106,978	299,477
Woolworths Ltd.(a)	28,889	487,451
Yaoko Co., Ltd.	1,800	82,266
		9,947,764
Food Products – 2.5%
AAK AB	442	33,415
Ajinomoto Co., Inc.	14,600	348,643
Ariake Japan Co., Ltd.	800	45,610
Aryzta AG* (a)	3,630	141,072
Associated British Foods PLC	9,527	427,615
Austevoll Seafood ASA	9,074	76,346
Australian Agricultural Co., Ltd.*	12,274	13,442
Bakkafrost P/F	1,950	68,993
Barry Callebaut AG (Registered)* (a)	38	44,680
Bell AG (Registered)	1,000	396,453
Bumitama Agri Ltd.(a)	194,800	110,875
C.P. Pokphand Co., Ltd.	317,384	33,959
Calbee, Inc.	3,200	129,352
Chocoladefabriken Lindt & Spruengli AG	18	110,235
Chocoladefabriken Lindt & Spruengli AG (Registered)	4	292,916
Cloetta AB, Class B	21,532	72,467
Cranswick PLC	1,078	35,405
Dairy Crest Group PLC(a)	8,688	71,908
Danone S.A.	12,653	886,483
Dydo Drinco, Inc.	100	5,094
Ebro Foods S.A.	88	1,995
Emmi AG (Registered)*	41	24,596

See Accompanying Notes to the Financial Statements.

82	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Ezaki Glico Co., Ltd.	800	$41,796
First Resources Ltd.	18,000	25,512
Fuji Oil Holdings, Inc.	36,400	695,034
Fujicco Co., Ltd.	2,000	43,871
Glanbia PLC	2,208	41,626
Golden Agri-Resources Ltd.	333,000	99,103
Greencore Group PLC	19,256	101,775
Hokuto Corp.	3,200	63,644
House Foods Group, Inc.	2,400	47,284
Indofood Agri Resources Ltd.	248,000	98,717
Itoham Yonekyu Holdings, Inc.*	6,500	49,147
J-Oil Mills, Inc.	49,000	160,288
Kagome Co., Ltd.	500	10,907
Kameda Seika Co., Ltd.	200	8,178
Kerry Group PLC, Class A	3,101	276,573
Kewpie Corp.	1,000	27,020
Kikkoman Corp.	4,000	132,156
KWS Saat SE	116	40,217
Leroy Seafood Group ASA	1,715	83,702
Maple Leaf Foods, Inc.	300	6,222
Marine Harvest ASA*	12,739	198,227
Maruha Nichiro Corp.	26,400	600,566
Megmilk Snow Brand Co., Ltd.	214	5,082
MEIJI Holdings Co., Ltd.	2,800	224,534
Mitsui Sugar Co., Ltd.	42,000	193,131
Morinaga & Co., Ltd.	3,000	14,776
Morinaga Milk Industry Co., Ltd.	6,000	32,245
Nestle S.A. (Registered)	68,619	5,118,684
NH Foods Ltd.(a)	4,000	90,883
Nichirei Corp.	7,000	62,807
Nippon Flour Mills Co., Ltd.	9,000	70,910
Nippon Suisan Kaisha Ltd.	160,600	912,611
The Nisshin Oillio Group Ltd.	7,000	30,226
Nisshin Seifun Group, Inc.	7,090	119,210
Nissin Foods Holdings Co., Ltd.	1,500	71,218
Origin Enterprises PLC	5,998	42,263
Orkla ASA	14,960	130,606
Petra Foods Ltd.	5,000	9,207
Prima Meat Packers Ltd.(a)	82,000	232,216
Raisio Oyj, Class V	10,844	53,407
Riken Vitamin Co., Ltd.	800	31,403

	Shares	Value
Food Products – (continued)
S Foods, Inc.(a)	10,000	$242,628
Sakata Seed Corp.	2,800	72,463
Salmar ASA	2,788	69,247
Saputo, Inc.	4,249	133,820
Schouw & Co.	1,096	64,091
Showa Sangyo Co., Ltd.	13,000	58,564
Suedzucker AG	1,589	28,027
Super Group Ltd.	12,000	8,660
Tate & Lyle PLC	9,708	83,621
Toyo Suisan Kaisha Ltd.	2,800	102,061
Vilmorin & Cie S.A.	38	2,721
Viscofan S.A.	113	6,341
WH Group Ltd.* (b)	339,500	274,849
Wilmar International Ltd.(a)	115,800	319,644
Yakult Honsha Co., Ltd.(a)	2,700	139,044
Yamazaki Baking Co., Ltd.	3,000	73,237
		15,347,556
Gas Utilities – 0.5%
APA Group	33,028	220,546
Enagas S.A.	5,115	155,864
Gas Natural SDG S.A.	17,603	366,235
Hong Kong & China Gas Co., Ltd.(a)	143,696	268,231
Osaka Gas Co., Ltd.(a)	70,000	259,601
Rubis S.C.A.	616	48,089
Saibu Gas Co., Ltd.	33,000	82,658
Shizuoka Gas Co., Ltd.	35,200	245,754
Snam SpA	41,977	256,258
Superior Plus Corp.(a)	84,546	737,061
Toho Gas Co., Ltd.(a)	8,000	56,077
Tokyo Gas Co., Ltd.	73,000	330,972
		3,027,346
Health Care Equipment & Supplies – 0.8%
Ambu A/S, Class B	1,775	61,185
Ansell Ltd.	1,947	29,613
Asahi Intecc Co., Ltd.	2,800	138,960
BioMerieux	509	65,673
Carl Zeiss Meditec AG	2,388	77,909
Cochlear Ltd.	785	64,718
Coloplast A/S, Class B	2,719	203,936
CYBERDYNE, Inc.*	1,500	32,987

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	83

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Equipment & Supplies – (continued)
DiaSorin SpA	869	$50,761
Draegerwerk AG & Co. KGaA	1,473	89,653
Draegerwerk AG & Co. KGaA (Preference)	5,531	366,983
Elekta AB, Class B(a)	5,796	42,409
Essilor International S.A.	4,420	572,310
Fisher & Paykel Healthcare Corp. Ltd.	7,536	48,216
Fukuda Denshi Co., Ltd.	6,363	348,495
Getinge AB, Class B	4,824	102,103
GN Store Nord A/S(a)	2,532	49,796
Hogy Medical Co., Ltd.	700	39,581
Hoya Corp.	7,900	314,612
Jeol Ltd.	6,000	27,814
LivaNova PLC*	400	21,092
Mani, Inc.	2,400	40,421
Nagaileben Co., Ltd.	500	10,538
Nakanishi, Inc.	1,700	56,007
Nihon Kohden Corp.	1,200	31,280
Nikkiso Co., Ltd.	3,000	23,945
Nipro Corp.	3,800	38,144
Olympus Corp.	6,600	268,022
Paramount Bed Holdings Co., Ltd.	800	30,730
Sartorius AG (Preference)	534	131,773
Sartorius Stedim Biotech	198	75,631
Smith & Nephew PLC	22,388	379,124
Sonova Holding AG (Registered)(a)	1,488	199,021
Straumann Holding AG (Registered)	189	65,563
Sysmex Corp.	3,900	255,152
Terumo Corp.	7,000	276,415
William Demant Holding A/S*	324	33,306
		4,663,878
Health Care Providers & Services – 0.6%
Alfresa Holdings Corp.	4,100	81,927
Amplifon SpA	3,837	35,311
As One Corp.	700	25,908
BML, Inc.	200	8,683
Chartwell Retirement Residences	2,222	24,533

	Shares	Value
Health Care Providers & Services – (continued)
EBOS Group Ltd.	4,625	$51,615
Fresenius Medical Care AG & Co. KGaA	5,260	456,359
Fresenius SE & Co. KGaA	9,521	692,678
Healthscope Ltd.	49,343	102,425
Integrated Diagnostics Holdings PLC(b)	5,435	25,273
Japara Healthcare Ltd.	25,050	54,101
Korian S.A.	1,254	39,512
Lifco AB, Class B	896	23,231
Mediclinic International PLC	16,830	223,121
Medipal Holdings Corp.	5,700	93,708
Metlifecare Ltd.	2,748	10,050
Miraca Holdings, Inc.	1,200	52,769
Nichii Gakkan Co.	3,600	27,624
NMC Health PLC(a)	2,026	31,074
Orpea	1,116	92,044
Primary Health Care Ltd.	310,300	821,715
Raffles Medical Group Ltd.	7,187	25,132
Ramsay Health Care Ltd.	3,852	190,930
RHOEN-KLINIKUM AG	917	28,499
Ryman Healthcare Ltd.	3,931	24,546
Ship Healthcare Holdings, Inc.	3,300	84,293
Sonic Healthcare Ltd.	7,576	112,279
Spire Healthcare Group PLC(b)	4,710	22,603
Summerset Group Holdings Ltd.(a)	11,172	34,685
Suzuken Co., Ltd.	1,980	70,784
Toho Holdings Co., Ltd.	4,200	100,451
Town Health International Medical Group Ltd.	286,000	53,829
UDG Healthcare PLC	6,494	58,220
		3,779,912
Health Care Technology – 0.0%†
CompuGroup Medical SE	624	24,514
M3, Inc.(a)	2,800	78,770
		103,284
Hotels, Restaurants & Leisure – 1.6%
Accor S.A.(a)	4,605	204,038
Accordia Golf Co., Ltd.	35,200	340,831
Ainsworth Game Technology Ltd.	3,266	5,807

See Accompanying Notes to the Financial Statements.

84	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
Amaya, Inc.* (a)	3,644	$49,485
Ardent Leisure Group	21,789	36,083
Aristocrat Leisure Ltd.	7,483	57,107
Atom Corp.	4,200	25,986
Autogrill SpA*	6,590	55,816
Cafe de Coral Holdings Ltd.	6,000	18,138
Carnival PLC	5,666	281,955
Colowide Co., Ltd.	3,500	58,129
Compass Group PLC	37,156	663,500
Crown Resorts Ltd.(a)	10,577	95,328
Dalata Hotel Group PLC*	5,571	28,133
Domino’s Pizza Enterprises Ltd.	2,058	97,391
Domino’s Pizza Group PLC	5,007	67,370
Doutor Nichires Holdings Co., Ltd.	2,700	48,047
Enterprise Inns PLC* (a)	317,748	403,794
Euro Disney S.C.A. (Registered)*	126,756	184,379
Evolution Gaming Group AB(b)	705	25,309
Flight Centre Travel Group Ltd.(a)	659	19,770
Fuji Kyuko Co., Ltd.	5,000	68,228
Fujita Kanko, Inc.	2,000	9,010
Galaxy Entertainment Group Ltd.	66,000	222,915
Genting Singapore PLC	144,000	87,318
GL Ltd.	13,000	8,850
Great Canadian Gaming Corp.*	4,004	58,113
Greene King PLC	14,890	178,425
HIS Co., Ltd.(a)	800	20,375
The Hongkong & Shanghai Hotels Ltd.	26,157	31,191
Ichibanya Co., Ltd.	500	32,104
Imperial Hotel Ltd.	100	2,243
InterContinental Hotels Group PLC	5,954	238,024
The Intertain Group Ltd.*	39,216	350,020
J D Wetherspoon PLC	286	2,778
Kingston Financial Group Ltd.*	142,000	52,903
Kuoni Reisen Holding AG*	2,132	820,770
Kyoritsu Maintenance Co., Ltd.	900	71,162
Ladbrokes PLC	44,660	76,675

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
Macau Legend Development Ltd.*	60,000	$8,199
Mandarin Oriental International Ltd.	30,000	45,000
Marston’s PLC(a)	330,673	696,087
McDonald’s Holdings Co. Japan Ltd.	800	19,949
Melco International Development Ltd.	21,000	24,121
Merlin Entertainments PLC(b)	19,821	125,289
MGM China Holdings Ltd.(a)	35,600	50,023
Millennium & Copthorne Hotels PLC(a)	4,198	28,325
Mitchells & Butlers PLC	6,290	24,759
MOS Food Services, Inc.	2,100	56,801
NagaCorp Ltd.	786,000	562,355
Ohsho Food Service Corp.	1,504	48,566
OPAP S.A.	8,569	64,776
Oriental Land Co., Ltd.(a)	5,600	397,776
OUE Ltd.	21,000	26,093
Paddy Power PLC	1,880	252,039
Plenus Co., Ltd.	12,000	224,085
Rank Group PLC	1,756	6,199
Regal Hotels International Holdings Ltd.	260,000	125,355
Resorttrust, Inc.	600	12,915
Restaurant Brands International, Inc.	4,214	182,239
Restaurant Brands International, Inc.*	3,458	149,545
The Restaurant Group PLC	7,514	30,281
Rezidor Hotel Group AB	3,130	13,265
Royal Holdings Co., Ltd.	1,600	31,269
Saizeriya Co., Ltd.	1,300	23,498
Sands China Ltd.(a)	49,200	176,321
Shangri-La Asia Ltd.	32,000	39,148
SJM Holdings Ltd.(a)	64,672	43,519
SKYCITY Entertainment Group Ltd.(a)	18,055	61,736
Skylark Co., Ltd.	3,700	48,448
Sodexo S.A.	1,549	156,462
SSP Group PLC	18,173	76,590
St. Marc Holdings Co., Ltd.	1,400	38,757

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	85

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Hotels, Restaurants & Leisure – (continued)
The Star Entertainment Grp Ltd.	18,462	$79,604
Tabcorp Holdings Ltd.	17,988	60,813
Tatts Group Ltd.	42,612	122,598
Thomas Cook Group PLC*	37,027	47,868
Tokyo Dome Corp.	13,000	56,619
Tokyotokeiba Co., Ltd.	9,000	18,506
Toridoll.corp	1,600	28,831
TUI AG	19,217	278,429
Unibet Group PLC (SDR)	784	8,854
Whitbread PLC	3,811	216,163
William Hill PLC	24,614	112,750
Wynn Macau Ltd.	44,400	63,533
Yoshinoya Holdings Co., Ltd.	4,900	63,199
Zensho Holdings Co., Ltd.	3,600	46,802
		10,171,859
Household Durables – 1.5%
Alpine Electronics, Inc.	25,600	328,509
Barratt Developments PLC	33,174	258,777
Bellway PLC	5,527	198,121
Berkeley Group Holdings PLC	4,634	203,311
Bovis Homes Group PLC	77,754	993,224
Breville Group Ltd.	3,137	19,703
Casio Computer Co., Ltd.(a)	4,500	88,953
Chofu Seisakusho Co., Ltd.	200	4,783
Clarion Co., Ltd.	13,000	40,703
Crest Nicholson Holdings PLC	143,727	1,096,943
De’ Longhi SpA	2,341	53,920
DFS Furniture PLC(a)	66,452	294,275
Dorel Industries, Inc., Class B	16,393	365,394
Electrolux AB	6,602	191,745
Fiskars Oyj Abp	2,910	56,527
Forbo Holding AG (Registered)*	80	97,486
Foster Electric Co., Ltd.	16,737	363,695
Fujitsu General Ltd.	4,000	71,592
Haseko Corp.	8,200	78,172
Husqvarna AB, Class B	6,333	50,522
Iida Group Holdings Co., Ltd.	6,100	119,212
JM AB(a)	3,328	96,325
Man Wah Holdings Ltd.	14,800	17,286
Nikon Corp.(a)	11,400	171,647
Nobia AB	5,736	65,458

	Shares	Value
Household Durables – (continued)
PanaHome Corp.	39,000	$314,202
Panasonic Corp.	44,200	410,790
Persimmon PLC	10,552	307,143
Pioneer Corp.*	15,600	43,449
Redrow PLC	15,841	88,877
Rinnai Corp.	400	36,525
Sangetsu Co., Ltd.	2,256	41,748
SEB S.A.	648	72,638
Sekisui Chemical Co., Ltd.	15,100	195,745
Sekisui House Ltd.	19,900	359,240
Sharp Corp.* (a)	46,000	63,629
Sony Corp.	27,500	714,005
Starts Corp., Inc.	19,200	409,679
Sumitomo Forestry Co., Ltd.	2,500	30,001
Taylor Wimpey PLC	132,639	358,100
Techtronic Industries Co., Ltd.	44,500	167,222
Token Corp.	310	24,888
TomTom N.V.*	5,274	48,053
Zojirushi Corp.	1,700	26,327
		9,038,544
Household Products – 0.5%
Earth Chemical Co., Ltd.	600	25,599
Henkel AG & Co. KGaA	2,145	217,990
Henkel AG & Co. KGaA (Preference)	3,663	418,199
Lion Corp.	5,000	62,994
Pigeon Corp.(a)	2,400	65,700
PZ Cussons PLC	18,809	88,694
Reckitt Benckiser Group PLC	14,799	1,442,524
Svenska Cellulosa AB S.C.A., Class A(a)	3,160	100,010
Svenska Cellulosa AB S.C.A., Class B	10,860	342,351
Unicharm Corp.(a)	11,800	252,830
		3,016,891
Independent Power and Renewable Electricity Producers – 0.1%
Algonquin Power & Utilities Corp.	6,486	56,751
Capital Power Corp.	4,687	66,492
Drax Group PLC	7,311	34,229
EDP Renovaveis S.A.	10,577	82,499

See Accompanying Notes to the Financial Statements.

86	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
Electric Power Development Co., Ltd.	9,300	$288,140
Innergex Renewable Energy, Inc.	592	6,546
Northland Power, Inc.	180	2,990
TransAlta Corp.	11,427	59,844
TransAlta Renewables, Inc.	4,100	40,522
		638,013
Industrial Conglomerates – 1.1%
Chevalier International Holdings Ltd.	110,000	173,568
CIR-Compagnie Industriali Riunite SpA*	40,226	50,219
CK Hutchison Holdings Ltd.	60,856	729,594
Daetwyler Holding AG	334	49,691
DCC PLC	2,602	230,987
Gallant Venture Ltd.*	142,000	22,187
Hopewell Holdings Ltd.	8,000	27,020
Indus Holding AG	11,220	571,348
Jardine Matheson Holdings Ltd.	10,200	564,060
Jardine Strategic Holdings Ltd.	6,400	185,280
Keihan Holdings Co., Ltd.	10,000	74,022
Keppel Corp. Ltd.(a)	44,100	177,181
Koninklijke Philips N.V.	20,205	555,403
Nisshinbo Holdings, Inc.	2,000	22,524
NWS Holdings Ltd.	33,071	50,392
Rheinmetall AG	1,234	96,561
Seibu Holdings, Inc.	6,700	146,280
Sembcorp Industries Ltd.(a)	20,600	44,294
Shun Tak Holdings Ltd.	1,262,000	421,361
Siemens AG (Registered)	16,951	1,769,079
Smiths Group PLC	11,497	186,609
TOKAI Holdings Corp.(a)	84,095	478,656
Toshiba Corp.* (a)	145,000	318,473
		6,944,789
Insurance – 5.0%
Admiral Group PLC	5,562	151,304
Aegon N.V.	41,717	239,476
Ageas	6,960	273,108

	Shares	Value
Insurance – (continued)
AIA Group Ltd.	266,600	$1,604,989
Allianz SE (Registered)	17,251	2,929,188
AMP Ltd.	50,939	228,580
Assicurazioni Generali SpA	41,583	634,393
Aviva PLC	144,887	917,747
AXA S.A.(a)	74,143	1,869,507
Baloise Holding AG (Registered)	1,871	231,703
Beazley PLC	38,775	185,116
Clal Insurance Enterprises Holdings Ltd.*	13,310	164,498
CNP Assurances	9,529	162,237
Coface S.A.	55,463	447,785
The Dai-ichi Life Insurance Co., Ltd.	44,000	562,980
Delta Lloyd N.V.(a)	264,521	1,349,424
Direct Line Insurance Group PLC	53,043	281,206
esure Group PLC	9,084	35,716
Euler Hermes Group	329	31,276
Fairfax Financial Holdings Ltd.	508	272,737
Gjensidige Forsikring ASA	5,777	98,934
Great-West Lifeco, Inc.	8,582	252,952
Grupo Catalana Occidente S.A.	2,102	66,568
Hannover Rueck SE	1,982	226,055
Harel Insurance Investments & Financial Services Ltd.	69,708	277,525
Helvetia Holding AG (Registered)	245	131,894
Hiscox Ltd.	8,993	118,631
IDI Insurance Co., Ltd.	3,320	174,517
Industrial Alliance Insurance & Financial Services, Inc.	2,726	90,751
Insurance Australia Group Ltd.	79,173	348,628
Intact Financial Corp.	2,751	203,920
Jardine Lloyd Thompson Group PLC	258	3,277
JRP Group PLC(a)	264,936	533,644
Lancashire Holdings Ltd.(a)	116,560	938,264
Legal & General Group PLC	215,107	703,011
Manulife Financial Corp.	65,617	969,116
Mapfre S.A.	46,599	118,219
Medibank Pvt Ltd.	82,147	196,848
Menora Mivtachim Holdings Ltd.*	13,926	122,452

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	87

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Migdal Insurance & Financial Holding Ltd.	221,760	$165,585
MS&AD Insurance Group Holdings, Inc.	20,000	554,886
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,061	938,762
nib holdings Ltd.(a)	22,426	78,042
NN Group N.V.	5,436	188,402
Novae Group PLC	33,275	391,419
Old Mutual PLC	170,450	463,179
Phoenix Group Holdings	10,676	134,498
The Phoenix Holdings Ltd.*	39,108	102,807
Poste Italiane SpA* (b)	9,359	71,498
Power Corp. of Canada	12,816	311,959
Power Financial Corp.	11,937	314,387
Prudential PLC	56,651	1,118,264
QBE Insurance Group Ltd.	21,084	179,406
RSA Insurance Group PLC	37,897	254,871
Sampo Oyj, Class A	10,838	473,319
SCOR SE(a)	5,776	196,713
Societa Cattolica di Assicurazioni Scarl	85,305	592,575
Sompo Japan Nipponkoa Holdings, Inc.	14,000	384,756
Sony Financial Holdings, Inc.	3,000	38,974
St. James’s Place PLC(a)	15,487	196,695
Standard Life PLC(a)	40,296	192,496
Steadfast Group Ltd.	68,751	98,639
Storebrand ASA*	4,565	19,326
Sun Life Financial, Inc.	21,397	731,113
Suncorp Group Ltd.	44,496	424,464
Swiss Life Holding AG (Registered)*	1,323	334,166
Swiss Re AG	13,422	1,191,666
T&D Holdings, Inc.	27,600	278,979
Talanx AG	2,161	71,716
Tokio Marine Holdings, Inc.	29,200	1,006,765
Topdanmark A/S*	378	10,005
Tryg A/S	364	6,873
Unipol Gruppo Finanziario SpA	21,702	92,963
UnipolSai SpA	50,490	117,855

	Shares	Value
Insurance – (continued)
UNIQA Insurance Group AG(a)	873	$6,303
Vienna Insurance Group AG Wiener Versicherung Gruppe(a)	580	13,093
Zurich Insurance Group AG*	5,280	1,182,698
		31,078,293
Internet & Catalog Retail – 0.3%
AO World PLC* (a)	20,713	55,314
ASKUL Corp.	1,400	56,657
ASOS PLC*	1,589	83,821
Belluna Co., Ltd.	27,600	142,650
Home Retail Group PLC	490,959	1,226,965
N Brown Group PLC(a)	1,208	4,751
Ocado Group PLC* (a)	8,653	37,470
Rakuten, Inc.	22,500	256,659
Start Today Co., Ltd.	600	26,020
Trade Me Group Ltd.	106	338
Yoox Net-A-Porter Group SpA*	2,041	59,751
Zalando SE* (a) (b)	1,490	49,388
		1,999,784
Internet Software & Services – 0.2%
Auto Trader Group PLC(b)	9,408	51,682
carsales.com Ltd.	3,812	34,211
COOKPAD, Inc.	500	7,463
DeNa Co., Ltd.	4,000	69,685
Dip Corp.	1,400	34,688
F@N Communications, Inc.	2,200	15,832
Gree, Inc.	2,000	11,496
Gurunavi, Inc.	1,800	44,228
Infomart Corp.	4,900	45,110
Just Eat PLC*	12,483	70,128
Kakaku.com, Inc.(a)	4,900	91,272
Mixi, Inc.	1,200	42,394
Moneysupermarket.com Group PLC	19,830	91,185
NetEnt AB*	2,295	144,609
Opera Software ASA	2,978	24,335
Rightmove PLC	2,386	134,847
SMS Co., Ltd.	1,600	30,686
SUNeVision Holdings Ltd.	407,000	135,891
United Internet AG (Registered)	3,246	158,509

See Accompanying Notes to the Financial Statements.

88	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – (continued)
Yahoo Japan Corp.	36,700	$170,131
Zoopla Property Group PLC(b)	13,398	57,801
		1,466,183
IT Services – 1.0%
Alten S.A.	686	42,428
Altran Technologies S.A.	8,166	121,167
Amadeus IT Holding S.A., Class A	9,694	441,234
Atea ASA	48,795	457,509
Atos SE	3,048	271,218
Bechtle AG	708	73,955
Capgemini S.A.	3,699	345,414
CGI Group, Inc., Class A*	7,042	322,248
Computacenter PLC	41,807	511,992
Computershare Ltd.	16,613	128,177
DH Corp.(a)	2,110	54,864
Digital Garage, Inc.	1,900	38,890
Engineering SpA	2,871	217,028
Formula Systems 1985 Ltd.	4,272	139,291
Fujitsu Ltd.	64,000	233,760
GMO Payment Gateway, Inc.	400	26,356
Indra Sistemas S.A.*	5,537	64,877
IRESS Ltd.	6,581	58,459
IT Holdings Corp.	2,300	56,471
Itochu Techno-Solutions Corp.(a)	1,200	24,225
NEC Networks & System Integration Corp.	15,500	246,853
NET One Systems Co., Ltd.	8,000	42,395
Nihon Unisys Ltd.	35,600	447,184
Nomura Research Institute Ltd.	1,650	59,989
NS Solutions Corp.	3,000	53,975
NTT Data Corp.	5,500	295,061
Obic Co., Ltd.(a)	2,100	114,033
Otsuka Corp.	900	44,750
Paysafe Group PLC*	15,586	87,035
SCSK Corp.	400	15,010
Sopra Steria Group	7,515	873,641
Tieto Oyj	1,934	50,792
TKC Corp.	1,800	50,806
Transcosmos, Inc.	2,100	57,134
Wirecard AG(a)	2,357	101,815

	Shares	Value
IT Services – (continued)
Worldpay Group PLC* (b)	12,397	$48,470
		6,218,506
Leisure Products – 0.2%
Amer Sports Oyj	1,390	41,106
Bandai Namco Holdings, Inc.	6,700	146,530
BRP, Inc.*	764	12,168
Fields Corp.	8,800	134,638
Heiwa Corp.	1,250	26,929
Mizuno Corp.	4,000	19,478
Sankyo Co., Ltd.	900	35,076
Sega Sammy Holdings, Inc.	5,800	65,158
Shimano, Inc.	1,900	285,546
Tomy Co., Ltd.	3,700	26,731
Yamaha Corp.	4,600	137,577
Yonex Co., Ltd.	600	25,235
		956,172
Life Sciences Tools & Services – 0.1%
Eurofins Scientific SE	147	54,559
Genfit*	840	28,694
Gerresheimer AG	736	54,743
Lonza Group AG (Registered)*	1,987	330,856
MorphoSys AG*	284	14,215
QIAGEN N.V.*	5,500	123,530
Tecan Group AG (Registered)	294	40,856
		647,453
Machinery – 3.3%
Aalberts Industries N.V.	3,635	124,567
Aida Engineering Ltd.	32,100	304,814
Alfa Laval AB(a)	2,549	40,225
Alstom S.A.*	3,962	101,285
Amada Holdings Co., Ltd.	8,000	83,219
ANDRITZ AG	1,441	80,723
Asahi Diamond Industrial Co., Ltd.	2,500	25,889
Atlas Copco AB, Class A(a)	12,575	325,722
Atlas Copco AB, Class B(a)	9,185	220,625
ATS Automation Tooling Systems, Inc.*	5,484	50,830
Bodycote PLC(a)	115,556	1,008,897
Bucher Industries AG (Registered)	100	23,985

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	89

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Burckhardt Compression Holding AG	141	$50,236
Cargotec Oyj, Class B	613	23,169
CKD Corp.	35,000	298,986
Construcciones y Auxiliar de Ferrocarriles S.A.	1,157	376,348
Daifuku Co., Ltd.	4,800	89,455
Danieli & C Officine Meccaniche SpA	7,603	166,760
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	26,690	434,085
DMG Mori AG	1,007	48,257
DMG Mori Co., Ltd.	2,000	23,833
Duerr AG	190	15,216
Ebara Corp.	6,000	28,319
FANUC Corp.	4,200	647,890
Fincantieri SpA* (a)	335,687	138,412
Fuji Machine Manufacturing Co., Ltd.	8,800	94,419
Fujitec Co., Ltd.	3,000	30,843
Furukawa Co., Ltd.	18,000	27,085
GEA Group AG	5,007	232,201
Georg Fischer AG (Registered)	174	141,415
Glory Ltd.	2,000	67,854
Harmonic Drive Systems, Inc.(a)	1,500	34,992
Hino Motors Ltd.	11,100	112,250
Hitachi Construction Machinery Co., Ltd.	5,100	84,273
Hitachi Koki Co., Ltd.	600	4,211
Hitachi Zosen Corp.	96,600	507,399
Hoshizaki Electric Co., Ltd.	1,300	112,631
IHI Corp.(a)	55,000	125,940
IMI PLC(a)	2,363	32,366
Industria Macchine Automatiche SpA	1,057	61,621
Interpump Group SpA	5,865	84,439
The Japan Steel Works Ltd.	3,000	12,029
JTEKT Corp.	9,500	127,057
Jungheinrich AG (Preference)	784	73,929
Kawasaki Heavy Industries Ltd.	55,000	162,438
KION Group AG*	2,223	121,144

	Shares	Value
Machinery – (continued)
Kitz Corp.	52,400	$217,935
Komatsu Ltd.	36,700	653,942
Komori Corp.	31,900	389,973
Kone Oyj, Class B(a)	8,417	384,074
Konecranes Oyj(a)	2,579	59,166
Krones AG	627	71,483
Kubota Corp.	25,687	398,407
KUKA AG	799	78,738
Kurita Water Industries Ltd.	3,400	83,955
Makino Milling Machine Co., Ltd.(a)	63,000	397,448
Makita Corp.	3,300	213,431
MAN SE	394	42,758
MAN SE (Preference)	183	19,673
Max Co., Ltd.	1,000	10,776
Meidensha Corp.	128,000	552,699
Melrose Industries PLC	2,206	12,063
METAWATER Co., Ltd.	7,700	218,777
Metso Oyj(a)	3,481	83,686
Minebea Co., Ltd.	14,000	120,249
Mitsubishi Heavy Industries Ltd.	146,119	542,851
Mitsui Engineering & Shipbuilding Co., Ltd.	7,000	11,318
Miura Co., Ltd.	3,300	63,567
Nabtesco Corp.	2,300	53,913
Nachi-Fujikoshi Corp.(a)	125,000	421,749
Namura Shipbuilding Co., Ltd.	41,239	320,677
New Flyer Industries, Inc.	21,010	620,102
NGK Insulators Ltd.	7,000	151,390
Nitta Corp.	900	22,821
NKT Holding A/S	14,308	815,329
Norma Group SE	1,617	83,175
NSK Ltd.	23,000	211,954
NTN Corp.	9,000	29,441
Obara Group, Inc.	1,400	52,862
OC Oerlikon Corp. AG (Registered)* (a)	13,123	126,780
Oiles Corp.	17,520	291,959
OKUMA Corp.	5,000	41,123
OSG Corp.	1,500	28,599
Palfinger AG	794	24,418
Pfeiffer Vacuum Technology AG	302	32,466
Rational AG* (a)	185	93,941

See Accompanying Notes to the Financial Statements.

90	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Rotork PLC(a)	10,820	$29,640
Ryobi Ltd.	99,000	376,588
Sandvik AB(a)	16,458	169,043
Schindler Holding AG	1,102	200,855
Schindler Holding AG (Registered)	1,109	203,982
Sembcorp Marine Ltd.	29,000	36,033
Semperit AG Holding(a)	6,518	234,040
Shima Seiki Manufacturing Ltd.	900	15,301
Shinmaywa Industries Ltd.	47,000	336,483
SKF AB, Class A	1,368	25,135
SKF AB, Class B	10,377	191,308
SMC Corp.	1,400	357,802
Spirax-Sarco Engineering PLC	2,056	102,854
Star Micronics Co., Ltd.	22,300	266,987
Sulzer AG (Registered)(a)	242	22,104
Sumitomo Heavy Industries Ltd.	26,000	114,940
Tadano Ltd.	1,000	10,029
Takeuchi Manufacturing Co., Ltd.	200	3,170
Takuma Co., Ltd.	51,181	449,649
THK Co., Ltd.(a)	2,500	51,194
Toshiba Machine Co., Ltd.	73,245	226,591
Trelleborg AB, Class B	6,703	122,238
Tsubakimoto Chain Co.	9,000	61,573
Tsurumi Manufacturing Co., Ltd.	11,000	150,512
Union Tool Co.	500	14,089
Vesuvius PLC(a)	138,182	650,385
Volvo AB, Class A	1,011	11,878
Volvo AB, Class B	24,765	290,174
Wacker Neuson SE	16,610	281,179
Wartsila Oyj Abp	3,192	136,879
The Weir Group PLC(a)	6,714	118,024
Yangzijiang Shipbuilding Holdings Ltd.(a)	169,300	124,703
Zardoya Otis S.A.	6,887	73,122
		20,490,435
Marine – 0.4%
AP Moeller – Maersk A/S, Class A	112	152,532
AP Moeller – Maersk A/S, Class B	262	368,509

	Shares	Value
Marine – (continued)
D/S Norden A/S* (a)	12,142	$212,821
Dfds A/S	1,669	66,649
Iino Kaiun Kaisha Ltd.	4,300	17,442
Irish Continental Group PLC	6,042	35,639
Kawasaki Kisen Kaisha Ltd.(a)	12,000	26,469
Kuehne + Nagel International AG (Registered)	1,488	214,545
Mitsui OSK Lines Ltd.(a)	37,000	81,957
Neptune Orient Lines Ltd.* (a)	11,000	10,517
Nippon Yusen KK	55,000	111,547
NS United Kaiun Kaisha Ltd.	65,000	91,733
Orient Overseas International Ltd.(a)	1,000	3,809
Pacific Basin Shipping Ltd.*	29,000	4,897
SITC International Holdings Co., Ltd.	761,000	412,030
Stolt-Nielsen Ltd.	7,393	97,780
Wilh Wilhelmsen ASA	50,435	268,699
Wilh Wilhelmsen Holding ASA, Class A(a)	12,844	240,855
Wilh Wilhelmsen Holding ASA, Class B	3,039	54,535
		2,472,965
Media – 2.0%
Aimia, Inc.	93,547	639,280
Altice N.V., Class A* (a)	9,632	146,174
Altice N.V., Class B*	1,683	25,724
Asatsu-DK, Inc.	2,500	64,068
Asian Pay Television Trust	794,400	354,630
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	44,095
Axel Springer SE(a)	507	28,315
Cineplex, Inc.	714	28,267
Cineworld Group PLC	8,261	62,686
Cogeco Communications, Inc.	738	36,835
Cogeco, Inc.	5,314	217,719
Corus Entertainment, Inc., Class B(a)	68,475	683,875
CTS Eventim AG & Co. KGaA	2,869	100,519
CyberAgent, Inc.(a)	1,100	53,460
Daiichikosho Co., Ltd.	300	12,842
Daily Mail & General Trust PLC, Class A	9,183	93,896

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	91

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Dentsu, Inc.(a)	7,600	$402,748
Entertainment One Ltd.(a)	207,300	561,796
Euromoney Institutional Investor PLC(a)	3,489	49,219
Eutelsat Communications S.A.	4,683	145,490
Event Hospitality and Entertainment Ltd.	5,084	58,237
Fairfax Media Ltd.	127,429	77,312
Fuji Media Holdings, Inc.	1,200	13,974
GFK SE	9,200	358,265
Hakuhodo DY Holdings, Inc.	1,900	22,339
Havas S.A.	7,025	58,801
Informa PLC	19,087	183,002
IPSOS	20,405	607,642
ITV PLC	88,660	292,485
JCDecaux S.A.	496	21,914
Kadokawa Dwango	1,500	22,038
Kinepolis Group N.V.(a)	1,030	45,419
Lagardere S.C.A.	3,526	93,572
Mediaset Espana Comunicacion S.A.	4,545	59,032
Mediaset SpA	11,276	50,756
Metropole Television S.A.	2,968	56,311
Modern Times Group MTG AB, Class B	2,186	65,614
Next Co., Ltd.	2,900	33,853
Nine Entertainment Co. Holdings Ltd.	410,410	353,921
Nippon Television Holdings, Inc.	1,500	25,123
NOS SGPS S.A.	7,692	55,195
Numericable-SFR S.A.	2,128	69,670
Pearson PLC	13,820	162,972
ProSiebenSat.1 Media SE	5,191	264,694
Publicis Groupe S.A.	3,929	290,840
Quebecor, Inc., Class B	196	5,251
REA Group Ltd.	912	35,440
RELX N.V.(a)	20,350	341,577
RELX PLC	23,455	415,747
RTL Group S.A.	774	64,342
Sanoma Oyj(a)	51,932	254,576
Schibsted ASA, Class A	2,672	77,947
SES S.A. (FDR)	6,326	172,624

	Shares	Value
Media – (continued)
Seven West Media Ltd.	621,445	$502,711
Shaw Communications, Inc., Class B(a)	4,655	86,292
Shochiku Co., Ltd.	3,000	30,506
Singapore Press Holdings Ltd.(a)	2,000	6,041
Sky Network Television Ltd.(a)	7,095	26,443
SKY Perfect JSAT Holdings, Inc.	6,800	37,179
Sky PLC	24,585	337,997
Societe Television Francaise 1	1,850	22,238
Southern Cross Media Group Ltd.	378,985	312,360
Tamedia AG (Registered)	1,612	260,174
Technicolor S.A. (Registered)	18,014	123,588
Television Broadcasts Ltd.	2,700	10,094
Thomson Reuters Corp.	7,592	312,990
Toei Co., Ltd.	4,000	31,815
Toho Co., Ltd.	4,100	107,678
Tokyo Broadcasting System Holdings, Inc.	3,400	48,587
TV Asahi Holdings Corp.	3,100	53,224
Tv Tokyo Holdings Corp.	4,900	86,739
UBM PLC	16,518	137,682
Usen Corp.*	41,500	146,226
Village Roadshow Ltd.	1,551	6,226
Wolters Kluwer N.V.(a)	8,085	307,761
WPP PLC	30,528	713,739
		12,170,413
Metals & Mining – 4.2%
Acacia Mining PLC(a)	95,510	492,212
Acerinox S.A.	1,128	13,326
Agnico Eagle Mines Ltd.(a)	4,611	218,329
Aichi Steel Corp.	73,000	319,987
Alamos Gold, Inc., Class A	13,050	94,286
Alumina Ltd.(a)	89,081	101,633
AMAG Austria Metall AG(b)	1,721	63,274
Anglo American PLC(a)	55,281	618,210
Antofagasta PLC(a)	11,371	80,488
APERAM S.A.*	1,892	74,382
ArcelorMittal(a)	64,284	363,132
Asahi Holdings, Inc.(a)	20,100	278,032
Aurubis AG	1,561	84,719
B2Gold Corp.*	51,547	114,814

See Accompanying Notes to the Financial Statements.

92	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Barrick Gold Corp.	27,475	$532,786
Bekaert S.A.	23,796	1,046,991
BHP Billiton Ltd.(a)	61,366	968,475
BHP Billiton PLC	39,775	543,684
BlueScope Steel Ltd.	29,930	147,782
Boliden AB	10,017	174,807
Centamin PLC	91,818	162,616
Centerra Gold, Inc.	11,578	64,148
China Gold International Resources Corp. Ltd.* (a)	13,261	26,890
Daido Steel Co., Ltd.	5,000	17,431
Detour Gold Corp.*	5,025	107,954
Dominion Diamond Corp.	55,786	641,766
Dowa Holdings Co., Ltd.	4,000	26,132
Eldorado Gold Corp.	15,211	64,239
Eramet* (a)	186	7,407
Evolution Mining Ltd.	17,534	26,227
Evraz PLC*	187,642	390,325
First Quantum Minerals Ltd.	24,295	207,340
Fortescue Metals Group Ltd.	52,772	137,331
Franco-Nevada Corp.	3,926	276,130
Fresnillo PLC	3,538	57,685
Glencore PLC* (a)	481,360	1,148,680
Goldcorp, Inc.	15,119	305,132
Granges AB	38,610	285,155
G-Resources Group Ltd.	653,398	14,993
Hitachi Metals Ltd.	6,040	64,354
HudBay Minerals, Inc.	4,453	22,254
IAMGOLD Corp.*	240,988	821,506
Iluka Resources Ltd.	15,021	73,709
Independence Group NL(a)	258,280	603,145
JFE Holdings, Inc.(a)	22,000	324,772
KAZ Minerals PLC* (a)	18,115	45,510
Kinross Gold Corp.*	42,649	243,446
Kobe Steel Ltd.	84,000	84,789
Kyoei Steel Ltd.	19,200	303,446
Labrador Iron Ore Royalty Corp.	579	6,795
Lundin Mining Corp.*	7,758	30,534
Maruichi Steel Tube Ltd.(a)	1,000	30,001
Mitsubishi Materials Corp.	39,000	128,670
Mitsui Mining & Smelting Co., Ltd.	360,000	699,846

	Shares	Value
Metals & Mining – (continued)
Mytilineos Holdings S.A.*	45,628	$182,910
Nevsun Resources Ltd.	6,472	24,233
New Gold, Inc.*	18,208	85,763
Newcrest Mining Ltd.*	19,580	283,459
Nippon Light Metal Holdings Co., Ltd.	51,200	92,834
Nippon Steel & Sumitomo Metal Corp.	33,010	721,626
Nisshin Steel Co., Ltd.	60,500	844,778
Norsk Hydro ASA(a)	44,891	195,289
Northern Star Resources Ltd.	335,996	992,327
Novagold Resources, Inc.*	18,000	117,116
OceanaGold Corp.	17,500	62,729
OceanaGold Corp.*	1,000	3,585
Osaka Steel Co., Ltd.	6,600	111,465
OSAKA Titanium Technologies Co., Ltd.	1,000	14,094
Outokumpu Oyj*	8,221	34,481
OZ Minerals Ltd.	194,483	872,708
Pacific Metals Co., Ltd.*	110,000	360,858
Pan American Silver Corp.	10,751	168,827
Polymetal International PLC	6,154	63,916
Pretium Resources, Inc.*	8,692	71,682
Randgold Resources Ltd.	2,121	210,347
Rio Tinto Ltd.	14,322	563,433
Rio Tinto PLC	40,487	1,364,413
Salzgitter AG	25,177	852,262
Sandfire Resources NL	97,465	441,076
Sanyo Special Steel Co., Ltd.	82,000	385,495
SEMAFO, Inc.*	17,791	79,396
Silver Wheaton Corp.	10,293	216,033
Sims Metal Management Ltd.	11,213	81,122
South32 Ltd.*	298,595	378,269
SSAB AB, Class A*	14,585	61,340
SSAB AB, Class B* (a)	11,270	39,082
Sumitomo Metal Mining Co., Ltd.	15,000	175,522
Tahoe Resources, Inc.	4,254	60,180
Teck Resources Ltd., Class B(a)	22,056	270,462
thyssenkrupp AG	8,708	202,566
Toho Titanium Co., Ltd.	5,700	40,221
Tokyo Steel Manufacturing Co., Ltd.(a)	65,000	410,066
Topy Industries Ltd.	89,000	177,176

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	93

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Torex Gold Resources, Inc.*	52,463	$93,400
Turquoise Hill Resources Ltd.*	16,776	50,224
UACJ Corp.(a)	169,000	356,970
Vedanta Resources PLC	1,197	7,398
voestalpine AG	4,307	155,292
Yamana Gold, Inc.	30,492	151,413
Yamato Kogyo Co., Ltd.	200	4,834
Yodogawa Steel Works Ltd.	2,800	65,057
		25,979,436
Multiline Retail – 0.5%
Canadian Tire Corp. Ltd., Class A	1,432	156,244
Debenhams PLC	620,573	712,717
Dollarama, Inc.	2,997	216,437
Don Quijote Holdings Co., Ltd.	3,400	126,314
Fuji Co., Ltd.	800	18,251
H2O Retailing Corp.(a)	1,815	30,890
Harvey Norman Holdings Ltd.	5,640	19,283
Hudson’s Bay Co.(a)	4,000	53,265
Isetan Mitsukoshi Holdings Ltd.(a)	6,300	69,715
Izumi Co., Ltd.(a)	700	28,067
J Front Retailing Co., Ltd.	7,600	95,253
Kintetsu Department Store Co., Ltd.*	18,000	50,638
Lifestyle International Holdings Ltd.	4,000	6,631
Marks & Spencer Group PLC	29,865	185,278
Marui Group Co., Ltd.	5,500	87,027
Matsuya Co., Ltd.	1,500	12,253
Myer Holdings Ltd.(a)	487,635	385,164
Next PLC	3,136	233,601
Parco Co., Ltd.	20,500	177,420
Ryohin Keikaku Co., Ltd.	500	115,286
Sears Canada, Inc.*	5,515	21,574
Seria Co., Ltd.	1,200	70,994
Takashimaya Co., Ltd.	11,000	82,967
The Warehouse Group Ltd.	46,421	89,589
		3,044,858

	Shares	Value
Multi-Utilities – 1.0%
A2A SpA	25,745	$36,741
ACEA SpA	3,890	57,208
AGL Energy Ltd.	28,601	399,213
Atco Ltd., Class I	1,916	62,684
Canadian Utilities Ltd., Class A	205	5,906
Centrica PLC	177,761	620,799
DUET Group	20,203	34,690
E.ON SE	69,590	718,062
Engie S.A.(a)	55,700	918,662
Hera SpA	8,603	25,875
Iren SpA	307,406	568,621
Just Energy Group, Inc.	55,297	352,725
National Grid PLC	93,303	1,332,352
REN – Redes Energeticas Nacionais SGPS S.A.(a)	59,112	177,452
RWE AG*	16,501	246,543
RWE AG (Non-Voting) (Preference)	1,032	11,294
Suez Environnement Co.(a)	8,856	163,306
Telecom Plus PLC(a)	4,632	63,172
Veolia Environnement S.A.(a)	11,993	294,710
		6,090,015
Oil, Gas & Consumable Fuels – 5.4%
Advantage Oil & Gas Ltd.*	18,147	104,165
Africa Oil Corp.*	39,060	68,291
AltaGas Ltd.(a)	4,269	103,947
ARC Resources Ltd.(a)	11,332	191,520
Baytex Energy Corp.	130,602	669,380
Beach Energy Ltd.	836,975	472,666
Birchcliff Energy Ltd.*	1,929	8,039
Bonterra Energy Corp.	454	9,808
BP PLC	654,074	3,581,097
Brightoil Petroleum Holdings Ltd.	160,147	50,993
BW LPG Ltd.(b)	37,290	224,138
Cairn Energy PLC*	15,802	51,829
Caltex Australia Ltd.	9,526	236,267
Cameco Corp.	11,825	148,214
Canadian Natural Resources Ltd.	22,410	674,125
Cenovus Energy, Inc.	26,822	425,906
Cosmo Energy Holdings Co., Ltd.(a)	44,200	579,584

See Accompanying Notes to the Financial Statements.

94	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Crescent Point Energy Corp.(a)	23,565	$397,704
Delek Group Ltd.	19	3,381
Det Norske Oljeselskap ASA*	1,072	9,572
DNO ASA*	5,536	6,390
Enbridge Income Fund Holdings, Inc.	521	12,058
Enbridge, Inc.(a)	17,866	743,394
Encana Corp.	17,179	131,661
Enerplus Corp.	135,648	747,223
Eni SpA	46,939	763,414
ERG SpA	30,405	395,257
Euronav N.V.	7,264	79,870
Freehold Royalties Ltd.	6,773	67,698
Galp Energia SGPS S.A.	11,849	162,787
Gaztransport Et Technigaz S.A.(a)	78	2,895
Genel Energy PLC*	1,199	2,318
Gibson Energy, Inc.	1,301	19,371
Hellenic Petroleum S.A.*	2,655	11,768
Hoegh LNG Holdings Ltd.	387	4,518
Husky Energy, Inc.	1,881	23,741
Idemitsu Kosan Co., Ltd.(a)	4,100	90,281
Imperial Oil Ltd.	4,478	148,754
Inpex Corp.	28,500	236,588
Inter Pipeline Ltd.(a)	7,497	160,582
Itochu Enex Co., Ltd.	33,100	279,352
James Fisher & Sons PLC	4,278	88,676
Japan Petroleum Exploration Co., Ltd.	200	4,802
JX Holdings, Inc.	79,300	348,788
Kelt Exploration Ltd.*	5,800	22,411
Keyera Corp.(a)	4,730	152,594
Koninklijke Vopak N.V.	2,062	112,051
Liquefied Natural Gas Ltd.*	33,534	15,611
Lundin Petroleum AB*	2,324	43,569
MEG Energy Corp.*	3,480	18,475
Motor Oil Hellas Corinth Refineries S.A.	6,593	75,211
Naphtha Israel Petroleum Corp. Ltd.*	23,011	117,937
Neste Oyj(a)	3,459	110,692
New Hope Corp. Ltd.	2,558	2,811

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
The New Zealand Refining Co., Ltd.	87,175	$182,262
NewOcean Energy Holdings Ltd.	664,000	226,834
Nippon Gas Co., Ltd.	2,000	48,133
Nostrum Oil & Gas PLC	4,768	21,041
NuVista Energy Ltd.*	8,513	40,370
OMV AG	6,305	189,274
Ophir Energy PLC*	44,047	48,619
Origin Energy Ltd.	59,293	248,419
Pacific Exploration and Production Corp.* ^ (a)	105,840	54,078
Paramount Resources Ltd., Class A* (a)	1,591	11,596
Parex Resources, Inc.*	7,102	71,269
Parkland Fuel Corp.	4,998	95,483
Paz Oil Co., Ltd.	140	21,841
Pembina Pipeline Corp.	10,179	306,280
Pengrowth Energy Corp.(a)	300,135	493,596
Penn West Petroleum Ltd.(a)	302,980	345,890
Peyto Exploration & Development Corp.	6,137	156,928
PrairieSky Royalty Ltd.(a)	4,099	86,457
Raging River Exploration, Inc.*	10,400	84,439
Repsol S.A.	51,530	675,483
Royal Dutch Shell PLC, Class A(a)	172,720	4,502,447
Royal Dutch Shell PLC, Class B	122,045	3,193,077
San-Ai Oil Co., Ltd.	33,800	243,245
Santos Ltd.	51,562	188,878
Saras SpA* (a)	211,458	368,134
Seven Generations Energy Ltd., Class A*	2,700	47,637
Showa Shell Sekiyu KK	10,200	109,441
Soco International PLC	8,244	17,843
Statoil ASA	33,885	598,811
Suncor Energy, Inc.	34,486	1,013,986
TonenGeneral Sekiyu KK	12,000	117,426
TORC Oil & Gas Ltd.(a)	58,483	394,991
TORM PLC*	13,728	174,286
Total Gabon	124	20,025
TOTAL S.A.	92,426	4,650,435
Tourmaline Oil Corp.*	3,649	84,306

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	95

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
TransCanada Corp.	14,913	$620,284
Tullow Oil PLC*	20,401	83,589
United Energy Group Ltd.*	204,000	10,914
Veresen, Inc.(a)	7,831	56,766
Vermilion Energy, Inc.	2,352	81,022
Washington H Soul Pattinson & Co., Ltd.	3,833	47,534
Whitecap Resources, Inc.	10,560	79,331
Whitehaven Coal Ltd.*	74,920	44,025
Woodside Petroleum Ltd.	12,661	273,828
		33,644,727
Paper & Forest Products – 0.4%
Altri SGPS S.A.	59,620	232,445
Canfor Corp.*	300	3,286
Canfor Pulp Products, Inc.	19,712	160,201
Daio Paper Corp.(a)	3,745	38,187
Ence Energia y Celulosa S.A.	60,665	175,096
Hokuetsu Kishu Paper Co., Ltd.	10,400	67,652
Holmen AB, Class B	194	6,694
Interfor Corp.* (a)	37,849	329,660
KuangChi Science Ltd.*	55,000	26,376
Metsa Board Oyj	6,595	41,431
Mondi PLC	9,355	179,250
The Navigator Co. S.A.	6,520	23,262
Nippon Paper Industries Co., Ltd.	4,700	92,511
Norbord, Inc.	731	14,595
Oji Holdings Corp.	30,000	127,015
Semapa-Sociedade de Investimento e Gestao	24,131	305,405
Stella-Jones, Inc.	1,983	75,942
Stora Enso Oyj, Class R(a)	19,858	173,312
UPM-Kymmene Oyj	19,856	379,338
West Fraser Timber Co., Ltd.	3,370	111,221
		2,562,879
Personal Products – 0.9%
Beiersdorf AG	1,485	133,278
Blackmores Ltd.	134	16,464
Ci:z Holdings Co., Ltd.	1,800	37,415
euglena Co., Ltd.* (a)	3,900	56,717
Fancl Corp.	2,500	34,137

	Shares	Value
Personal Products – (continued)
Kao Corp.	11,700	$668,790
Kobayashi Pharmaceutical Co., Ltd.	300	24,730
Kose Corp.	200	19,179
L’Oreal S.A.(a)	5,289	959,851
Mandom Corp.	1,300	60,508
Noevir Holdings Co., Ltd.	1,900	55,138
Ontex Group N.V.	1,029	31,533
Oriflame Holding AG*	1,656	33,316
Pola Orbis Holdings, Inc.	900	73,938
Shiseido Co., Ltd.	11,000	255,479
Unilever N.V. (CVA)	37,187	1,634,047
Unilever PLC	26,565	1,188,661
		5,283,181
Pharmaceuticals – 4.8%
ALK-Abello A/S	344	55,901
Almirall S.A.	2,295	37,720
Astellas Pharma, Inc.	46,600	651,995
AstraZeneca PLC	27,098	1,559,253
Bayer AG (Registered)	17,463	2,015,126
BTG PLC*	7,934	68,805
Chugai Pharmaceutical Co., Ltd.	6,000	210,851
Concordia Healthcare Corp.	1,317	38,356
Cosmo Pharmaceuticals S.A.*	286	47,264
Daiichi Sankyo Co., Ltd.	13,700	333,041
Dechra Pharmaceuticals PLC(a)	5,318	86,161
Eisai Co., Ltd.	6,000	383,289
Galenica AG (Registered)(a)	118	172,599
GlaxoSmithKline PLC	98,952	2,114,890
GW Pharmaceuticals PLC*	6,644	44,357
H Lundbeck A/S*	500	16,704
Haw Par Corp. Ltd.	3,200	21,404
Hikma Pharmaceuticals PLC	2,711	87,528
Hisamitsu Pharmaceutical Co., Inc.	1,200	58,657
Hutchison China MediTech Ltd.*	1,807	44,471
Indivior PLC	365,408	860,740
Ipsen S.A.	1,295	78,389
JCR Pharmaceuticals Co., Ltd.	600	14,619
Kaken Pharmaceutical Co., Ltd.	900	51,058
Kissei Pharmaceutical Co., Ltd.	1,400	33,405
KYORIN Holdings, Inc.	1,000	20,412

See Accompanying Notes to the Financial Statements.

96	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Kyowa Hakko Kirin Co., Ltd.	5,000	$92,715
Meda AB, Class A	5,406	99,799
Merck KGaA*	3,355	315,366
Mitsubishi Tanabe Pharma Corp.	4,600	84,395
Mochida Pharmaceutical Co., Ltd.	500	38,133
Nichi-iko Pharmaceutical Co., Ltd.	1,000	24,693
Nippon Shinyaku Co., Ltd.(a)	2,000	93,369
Novartis AG (Registered)	57,154	4,364,813
Novo Nordisk A/S, Class B	41,250	2,303,622
Ono Pharmaceutical Co., Ltd.(a)	11,600	539,696
Orion Oyj, Class A	1,866	64,095
Orion Oyj, Class B	1,450	50,587
Otsuka Holdings Co., Ltd.	12,300	493,862
Recordati SpA	2,678	68,062
Roche Holding AG – BR	827	211,819
Roche Holding AG – Genusschein	14,630	3,701,382
Rohto Pharmaceutical Co., Ltd.	1,000	17,683
Sanofi(a)	24,700	2,040,002
Santen Pharmaceutical Co., Ltd.	11,100	165,574
Sawai Pharmaceutical Co., Ltd.	700	46,320
Seikagaku Corp.	1,800	28,499
Shionogi & Co., Ltd.	8,600	453,571
Shire PLC	13,183	822,875
Sosei Group Corp.*	700	147,007
Stada Arzneimittel AG(a)	35,617	1,511,415
Sumitomo Dainippon Pharma Co., Ltd.(a)	3,800	50,539
Taisho Pharmaceutical Holdings Co., Ltd.	1,400	117,763
Takeda Pharmaceutical Co., Ltd.	14,600	718,026
Teva Pharmaceutical Industries Ltd.	22,067	1,242,137
Torii Pharmaceutical Co., Ltd.	700	16,591
Towa Pharmaceutical Co., Ltd.	900	42,395
Tsumura & Co.	900	23,788
UCB S.A.(a)	2,861	214,142
The United Laboratories International Holdings Ltd.*	348,000	145,351

	Shares	Value
Pharmaceuticals – (continued)
Valeant Pharmaceuticals International, Inc.*	6,882	$229,821
Virbac S.A.	281	51,270
ZERIA Pharmaceutical Co., Ltd.	3,100	39,983
		29,778,155
Professional Services – 0.6%
Adecco S.A. (Registered)	4,098	264,008
AF AB, Class B	2,228	38,187
ALS Ltd.	11,071	39,541
Applus Services S.A.	50,965	470,484
Bureau Veritas S.A.	6,828	161,883
Capita PLC	13,863	203,282
Experian PLC	21,285	390,067
Hays PLC	26,200	49,165
Intertek Group PLC	4,733	225,820
McMillan Shakespeare Ltd.	45,695	428,230
Meitec Corp.(a)	2,400	86,135
Morneau Shepell, Inc.	3,100	43,557
Nomura Co., Ltd.	3,000	52,040
Randstad Holding N.V.	2,829	151,981
Recruit Holdings Co., Ltd.	8,900	284,065
SAI Global Ltd.	14,970	41,699
SEEK Ltd.	7,421	92,709
SGS S.A. (Registered)(a)	103	226,847
Stantec, Inc.	2,156	55,354
TechnoPro Holdings, Inc.	900	25,824
Teleperformance	821	73,722
Temp Holdings Co., Ltd.(a)	5,700	88,967
USG People N.V.	3,346	66,721
WS Atkins PLC	3,296	64,313
Yumeshin Holdings Co., Ltd.(a)	7,500	44,161
		3,668,762
Real Estate Investment Trusts (REITs) – 2.7%
Abacus Property Group(a)	171,245	414,273
Activia Properties, Inc.	10	54,021
Advance Residence Investment Corp.	41	111,816
AEON REIT Investment Corp.	56	70,501
AIMS AMP Capital Industrial REIT	318,000	330,055
Allied Properties Real Estate Investment Trust	122	3,443

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	97

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
alstria office REIT-AG*	3,185	$44,687
Altarea S.C.A.	1,126	233,429
Argosy Property Ltd.(a)	33,603	27,961
Artis Real Estate Investment Trust	43,080	460,859
Ascendas Real Estate Investment Trust	47,600	87,122
Ascott Residence Trust	21,600	18,240
Assura PLC(a)	63,847	52,984
Befimmo S.A.	1,029	68,769
Beni Stabili SpA SIIQ	50,234	37,225
Big Yellow Group PLC	5,819	68,705
Boardwalk Real Estate Investment Trust	307	13,161
The British Land Co. PLC	25,654	270,204
Brookfield Canada Office Properties	7,814	172,113
BWP Trust	20,265	54,128
Canadian Apartment Properties REIT	444	10,574
Canadian Real Estate Investment Trust	100	3,536
CapitaLand Commercial Trust Ltd.	58,000	61,709
CapitaLand Retail China Trust	37,540	41,198
CapitaMall Trust(a)	16,100	24,796
CDL Hospitality Trusts	4,000	4,152
Champion REIT(a)	51,000	27,350
Charter Hall Group	13,598	49,707
Charter Hall Retail REIT	4,042	14,683
Choice Properties Real Estate Investment Trust	26,840	278,342
Cofinimmo S.A.* (a)	715	88,853
Comforia Residential REIT, Inc.	33	75,287
Cominar Real Estate Investment Trust, Class U	1,600	22,073
Crombie Real Estate Investment Trust	1,400	15,625
Cromwell Property Group	774,321	602,742
Daiwa House REIT Investment Corp.	4	21,571
Daiwa House Residential Investment Corp.	34	83,955

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Daiwa Office Investment Corp.	5	$32,431
Derwent London PLC	4,092	196,855
Dexus Property Group	31,245	200,772
Dream Global Real Estate Investment Trust	34,583	242,959
Dream Office Real Estate Investment Trust	507	8,476
Eurocommercial Properties N.V. (CVA)	2,107	98,509
Far East Hospitality Trust	537,300	265,842
Fonciere Des Regions*	2,035	192,616
Fortune Real Estate Investment Trust	21,000	23,065
Frasers Centrepoint Trust	47,000	68,189
Frasers Commercial Trust	51,764	49,875
Frontier Real Estate Investment Corp.	11	55,928
Fukuoka REIT Corp.	4	7,372
Gecina S.A.	1,189	171,998
Global One Real Estate Investment Corp.	12	50,358
GLP J-Reit	44	54,036
Goodman Group	35,753	187,993
Goodman Property Trust(a)	52,532	49,222
The GPT Group	54,231	208,174
Granite Real Estate Investment Trust	13,434	400,896
Great Portland Estates PLC	14,357	159,419
Green REIT PLC	385,187	636,173
Grivalia Properties REIC AE	4,120	35,391
H&R Real Estate Investment Trust	1,437	25,147
Hammerson PLC	16,940	145,046
Hankyu Reit, Inc.	25	31,917
Hansteen Holdings PLC	16,108	24,493
Heiwa Real Estate REIT, Inc.	47	39,579
Hibernia REIT PLC	384,971	568,354
Hoshino Resorts REIT, Inc.	2	24,562
Hulic Reit, Inc.	65	113,057
ICADE	687	54,096
Ichigo Office REIT Investment	38	29,620
Immobiliare Grande Distribuzione SIIQ SpA	161,590	146,766
Industrial & Infrastructure Fund Investment Corp.	6	30,562

See Accompanying Notes to the Financial Statements.

98	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Intu Properties PLC	13,045	$58,151
Investa Office Fund	40,539	129,009
Invincible Investment Corp.(a)	65	49,937
Japan Excellent, Inc.	66	94,502
Japan Hotel REIT Investment Corp.	138	126,398
Japan Logistics Fund, Inc.	15	33,520
Japan Prime Realty Investment Corp.	18	80,499
Japan Real Estate Investment Corp.	30	188,981
Japan Rental Housing Investments, Inc.	137	108,453
Japan Retail Fund Investment Corp.	52	129,326
Kenedix Office Investment Corp.	6	35,609
Kenedix Residential Investment Corp.	25	70,564
Keppel DC REIT	476,114	387,891
Keppel REIT	3,160	2,469
Kiwi Property Group Ltd.	3,046	3,152
Klepierre	5,031	236,685
Land Securities Group PLC	19,889	329,813
Link REIT	39,301	238,880
Lippo Malls Indonesia Retail Trust	1,119,100	270,606
LondonMetric Property PLC(a)	13,999	32,504
Mapletree Commercial Trust	4,000	4,464
Mapletree Industrial Trust	5,242	6,260
Mapletree Logistics Trust	5,067	4,072
MCUBS MidCity Investment Corp.	33	112,267
Mercialys S.A.	1,703	37,948
Merlin Properties Socimi S.A.	3,381	39,305
Milestone Apartments Real Estate Investment Trust	40,865	552,327
Mirvac Group	107,803	153,845
Morguard Real Estate Investment Trust	21,089	256,920
Mori Hills REIT Investment Corp.	20	30,207
Mori Trust Sogo Reit, Inc.	15	29,637
Nippon Accommodations Fund, Inc.	8	34,319

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Nippon Building Fund, Inc.	25	$160,288
Nippon Prologis REIT, Inc.	30	73,069
NIPPON REIT Investment Corp.	11	29,239
Nomura Real Estate Master Fund, Inc.	115	182,611
Orix JREIT, Inc.	43	72,501
Parkway Life Real Estate Investment Trust	29,000	52,863
Precinct Properties New Zealand Ltd.(a)	22,735	20,269
Premier Investment Corp.	55	70,938
Property for Industry Ltd.	49,075	56,792
Pure Industrial Real Estate Trust	48,439	193,354
Redefine International PLC(a)	28,667	19,809
Regal Real Estate Investment Trust	308,000	79,013
Reit 1 Ltd.	80,678	237,117
RioCan Real Estate Investment Trust	4,487	97,721
Scentre Group	216,690	775,571
Segro PLC	26,221	160,443
Sekisui House SI Residential Investment Corp.	88	94,666
Shaftesbury PLC	4,592	61,214
Shopping Centres Australasia Property Group	9,663	17,256
Smart Real Estate Investment Trust	780	20,973
Starhill Global REIT	29,000	16,830
Stockland	33,181	110,658
Stride Property Ltd.	34,981	54,302
Suntec Real Estate Investment Trust(a)	63,000	78,981
Tokyu REIT, Inc.	40	58,246
Top REIT, Inc.	8	30,431
Tritax Big Box REIT PLC	2,744	5,455
Unibail-Rodamco SE	2,223	595,790
United Urban Investment Corp.	84	146,889
Vicinity Centres	66,097	167,467
Vital Healthcare Property Trust(a)	47,607	68,909
Warehouses de Pauw CVA	601	54,724
Wereldhave N.V.	904	46,582
Westfield Corp.	43,308	333,810

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	99

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Workspace Group PLC	7,584	$92,767
		16,855,665
Real Estate Management & Development – 2.9%
ADO Group Ltd.*	5,936	77,021
Aeon Mall Co., Ltd.	2,190	31,337
Africa Israel Properties Ltd.	7,503	109,515
Airport City Ltd.*	36,139	356,404
Allreal Holding AG (Registered)* (a)	527	73,511
Amot Investments Ltd.	79,721	290,691
Ascendas India Trust	63,400	45,048
Atrium European Real Estate Ltd.*	1,234	5,229
Atrium Ljungberg AB, Class B	1,034	16,433
Aveo Group	21,223	55,391
Azrieli Group Ltd.	639	25,406
Bayside Land Corp.	252	88,040
Big Shopping Centers Ltd.	1,421	84,936
Brookfield Asset Management, Inc., Class A	21,098	714,159
Bukit Sembawang Estates Ltd.	122,000	403,928
CA Immobilien Anlagen AG*	3,824	73,055
Capital & Counties Properties PLC	25,762	133,406
CapitaLand Ltd.	60,500	139,991
Castellum AB	9,035	144,719
Cheung Kong Property Holdings Ltd.	55,000	377,552
Chinese Estates Holdings Ltd.	7,000	17,398
City Developments Ltd.	2,300	14,272
Citycon Oyj	23,085	58,539
CLS Holdings PLC* (a)	1,424	33,001
Colliers International Group, Inc.	734	30,412
Conwert Immobilien Invest SE*	3,153	49,944
Countrywide PLC(a)	89,959	468,349
Daejan Holdings PLC(a)	5,323	438,229
Daibiru Corp.	400	3,619
Daikyo, Inc.	2,000	3,290
Daito Trust Construction Co., Ltd.	1,500	217,230
Daiwa House Industry Co., Ltd.	14,000	387,700
Deutsche EuroShop AG	597	27,826

	Shares	Value
Real Estate Management & Development – (continued)
Deutsche Wohnen AG	8,745	$267,880
Emperor International Holdings Ltd.	540,000	108,596
Far East Consortium International Ltd.	612,078	204,363
Fastighets AB Balder, Class B*	7,583	193,487
First Capital Realty, Inc.	1,846	29,932
FirstService Corp.	980	44,110
Fonciere de Paris SIIC	403	66,855
Foxtons Group PLC(a)	11,073	23,439
Gazit-Globe Ltd.	475	4,420
Global Logistic Properties Ltd.(a)	15,000	21,372
Goldcrest Co., Ltd.	1,000	14,804
Grainger PLC	22,537	73,490
Great Eagle Holdings Ltd.	8,281	33,627
GuocoLand Ltd.	20,000	27,529
Hang Lung Group Ltd.	19,000	58,417
Hang Lung Properties Ltd.	54,000	107,761
Heiwa Real Estate Co., Ltd.	4,900	63,062
Hemfosa Fastigheter AB(a)	79,220	827,014
Henderson Land Development Co., Ltd.	27,066	169,224
Hispania Activos Inmobiliarios S.A.*	2,009	29,453
HKR International Ltd.	457,600	188,179
Ho Bee Land Ltd.	135,100	222,143
Hufvudstaden AB, Class A	299	4,636
Hulic Co., Ltd.(a)	8,800	90,471
Hysan Development Co., Ltd.(a)	19,000	84,135
IMMOFINANZ AG* (a)	1,419	3,346
Inmobiliaria Colonial S.A.*	105,686	81,102
Jerusalem Oil Exploration*	5,241	217,363
K Wah International Holdings Ltd.	772,614	374,494
Kabuki-Za Co., Ltd.	1,000	46,638
Kenedix, Inc.(a)	6,700	29,744
Kerry Properties Ltd.	11,500	31,355
Klovern AB, Class B	272,635	320,809
Kowloon Development Co., Ltd.	186,000	179,114
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	498,500	166,441
LEG Immobilien AG*	1,052	97,369

See Accompanying Notes to the Financial Statements.

100	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
LendLease Group	15,568	$150,885
Leopalace21 Corp.	7,900	49,248
Melisron Ltd.	1,917	74,780
Mitsubishi Estate Co., Ltd.	32,382	641,920
Mitsui Fudosan Co., Ltd.	22,000	560,307
Mobimo Holding AG (Registered)*	196	44,926
Morguard Corp.	3,375	400,145
New World Development Co., Ltd.	185,639	185,227
Nexity S.A.	633	33,952
Nomura Real Estate Holdings, Inc.	5,800	109,717
Norstar Holdings, Inc.	10,104	166,807
NTT Urban Development Corp.	3,200	31,224
Open House Co., Ltd.	15,900	356,652
Oxley Holdings Ltd.	283,100	92,678
Polytec Asset Holdings Ltd.	830,000	71,688
Property & Building Corp. Ltd.	490	37,310
PSP Swiss Property AG (Registered)	705	67,962
Relo Holdings, Inc.	227	30,233
Sagax AB, Class B	4,852	41,883
Savills PLC	6,621	71,967
SEA Holdings Ltd.	136,000	438,302
Sinarmas Land Ltd.	32,000	11,190
Sino Land Co., Ltd.(a)	237,233	373,716
Sponda Oyj	129,779	565,138
St. Modwen Properties PLC(a)	4,897	21,980
Sumitomo Real Estate Sales Co., Ltd.	1,100	22,834
Sumitomo Realty & Development Co., Ltd.	9,000	272,957
Sun Hung Kai Properties Ltd.	30,435	384,694
Swire Pacific Ltd., Class A	19,000	206,602
Swire Pacific Ltd., Class B	42,500	82,949
Swire Properties Ltd.	20,400	53,122
Swiss Prime Site AG (Registered)* (a)	1,729	151,614
TAG Immobilien AG(a)	1,666	22,125
TAI Cheung Holdings Ltd.	165,000	126,347
Takara Leben Co., Ltd.(a)	48,436	322,318

	Shares	Value
Real Estate Management & Development – (continued)
TOC Co., Ltd.	2,600	$21,579
Tokyo Tatemono Co., Ltd.	7,000	95,388
Tokyu Fudosan Holdings Corp.	17,900	126,811
UK Commercial Property Trust Ltd.	23,527	28,588
The UNITE Group PLC	5,392	49,960
Unizo Holdings Co., Ltd.	1,300	57,348
UOL Group Ltd.*	42,889	195,929
Vonovia SE	7,978	268,508
Wallenstam AB, Class B	9,740	81,951
The Wharf Holdings Ltd.(a)	55,000	298,497
Wheelock & Co., Ltd.	24,000	111,380
Wheelock Properties Singapore Ltd.	28,000	32,395
Wihlborgs Fastigheter AB	4,169	84,706
Wing Tai Holdings Ltd.	278,200	388,099
		17,618,293
Road & Rail – 1.8%
Asciano Ltd.	21,869	147,367
Aurizon Holdings Ltd.	1,177	3,835
Canadian National Railway Co.	17,930	1,105,917
Canadian Pacific Railway Ltd.	2,970	429,235
Central Japan Railway Co.	4,500	817,398
ComfortDelGro Corp. Ltd.	36,000	77,408
DSV A/S	4,787	201,475
East Japan Railway Co.	8,000	734,539
Europcar Groupe S.A.* (b)	23,815	276,311
Firstgroup PLC* (a)	718,410	1,050,820
Fukuyama Transporting Co., Ltd.	5,000	26,076
Go-Ahead Group PLC	24,876	934,708
Hankyu Hanshin Holdings, Inc.	27,000	175,382
Hitachi Transport System Ltd.	2,700	46,785
Keikyu Corp.	10,000	92,808
Keio Corp.	17,000	154,119
Keisei Electric Railway Co., Ltd.	7,000	99,640
Kintetsu Group Holdings Co., Ltd.	61,000	256,554
MTR Corp. Ltd.	29,023	143,671
Nagoya Railroad Co., Ltd.(a)	29,000	149,615
Nankai Electric Railway Co., Ltd.	15,000	81,452
National Express Group PLC	251,542	1,196,099
Nikkon Holdings Co., Ltd.	2,600	50,301

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	101

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
Nippon Express Co., Ltd.	16,000	$76,116
Nishi-Nippon Railroad Co., Ltd.	1,000	6,234
Northgate PLC	83,836	495,298
Odakyu Electric Railway Co., Ltd.	17,000	189,551
Sankyu, Inc.	13,669	66,049
Seino Holdings Co., Ltd.	2,000	21,104
Senko Co., Ltd.	71,900	473,756
Sixt SE(a)	1,177	68,145
Sixt SE (Preference)	238	10,410
SMRT Corp. Ltd.	17,000	19,352
Sotetsu Holdings, Inc.	20,000	131,408
Stagecoach Group PLC	17,200	64,880
Stef S.A.	2,090	157,750
Tobu Railway Co., Ltd.	20,000	105,052
Tokyu Corp.	23,000	204,000
TransForce, Inc.	2,300	43,481
Transport International Holdings Ltd.	129,200	351,431
West Japan Railway Co.	4,400	274,622
		11,010,154
Semiconductors & Semiconductor Equipment – 0.7%
Advantest Corp.	2,300	22,786
ams AG	1,462	38,666
ARM Holdings PLC(a)	30,146	414,008
ASM International N.V.	677	27,624
ASM Pacific Technology Ltd.(a)	5,000	36,096
ASML Holding N.V.*	9,644	932,262
BE Semiconductor Industries N.V.	1,050	31,641
Dialog Semiconductor PLC*	1,976	68,666
Disco Corp.	300	26,525
Imagination Technologies Group PLC*	14,747	33,646
Infineon Technologies AG	26,732	380,422
Melexis N.V.	996	55,008
Nordic Semiconductor ASA* (a)	4,579	26,641
NuFlare Technology, Inc.	2,100	95,290
Renesas Electronics Corp.*	4,200	25,790
Rohm Co., Ltd.	2,200	100,752
Sanken Electric Co., Ltd.	65,475	227,031

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
SCREEN Holdings Co., Ltd.	9,000	$73,013
Shinko Electric Industries Co., Ltd.	38,800	225,558
STMicroelectronics N.V.(a)	18,099	111,194
Sumco Corp.	4,100	27,782
Tokyo Electron Ltd.	3,700	256,280
Tokyo Seimitsu Co., Ltd.	1,400	30,330
Tower Semiconductor Ltd.*	2,247	27,193
U-Blox AG*	98	19,467
Ulvac, Inc.	28,600	922,193
United Photovoltaics Group Ltd.*	256,000	22,111
		4,257,975
Software – 0.8%
AVEVA Group PLC	5,005	118,042
COLOPL, Inc.	1,000	20,478
Computer Modelling Group Ltd.	1,600	12,825
Constellation Software, Inc.	444	173,807
Dassault Systemes	3,851	301,254
The Descartes Systems Group, Inc.*	4,000	73,862
Fidessa Group PLC	1,560	54,595
Fuji Soft, Inc.	14,700	342,650
Gemalto N.V.	2,275	148,002
GungHo Online Entertainment, Inc.(a)	6,700	18,035
IGG, Inc.	459,000	199,997
Industrial & Financial Systems, Class B	588	26,679
Koei Tecmo Holdings Co., Ltd.	1,440	23,256
Konami Holdings Corp.	1,500	48,156
Micro Focus International PLC	1,509	33,799
Nexon Co., Ltd.	2,100	32,660
NICE-Systems Ltd.	1,452	93,519
Nintendo Co., Ltd.	2,300	325,777
NSD Co., Ltd.	6,380	102,800
OBIC Business Consultants Co., Ltd.	1,000	43,320
Open Text Corp.	2,879	161,464
Oracle Corp.	200	11,047
Playtech PLC	4,162	49,050
The Sage Group PLC	33,055	286,660
SAP SE	20,590	1,611,174
Silverlake Axis Ltd.	56,400	23,709

See Accompanying Notes to the Financial Statements.

102	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Software – (continued)
SimCorp A/S	1,532	$68,887
Software AG	3,535	135,109
Square Enix Holdings Co., Ltd.	1,800	47,761
Temenos Group AG (Registered)*	1,377	71,472
Trend Micro, Inc.	2,500	97,785
UBISOFT Entertainment*	2,091	60,759
Xero Ltd.*	1,674	19,197
		4,837,587
Specialty Retail – 2.4%
ABC-Mart, Inc.(a)	400	26,768
Adastria Co., Ltd.	2,220	76,355
Alpen Co., Ltd.	2,600	45,296
AOKI Holdings, Inc.	26,100	311,995
Aoyama Trading Co., Ltd.	500	19,253
AP Eagers Ltd.	1,953	16,082
Autobacs Seven Co., Ltd.	1,400	24,730
AutoCanada, Inc.(a)	13,279	217,642
Automotive Holdings Group Ltd.	139,008	415,849
BCA Marketplace PLC	21,168	51,707
BEP International Holdings Ltd.	200,000	13,407
Bic Camera, Inc.	4,100	41,423
Bilia AB, Class A	22,605	541,002
Card Factory PLC(a)	8,379	44,716
Chiyoda Co., Ltd.	2,800	73,929
Chow Sang Sang Holdings International Ltd.	241,000	391,456
Chow Tai Fook Jewellery Group Ltd.(a)	16,000	11,138
Clas Ohlson AB, Class B	3,046	61,509
Darty PLC	18,101	44,613
DCM Holdings Co., Ltd.(a)	62,500	480,747
Delek Automotive Systems Ltd.	21,536	200,272
Dixons Carphone PLC	38,352	238,885
Dufry AG (Registered)*	385	50,691
Dunelm Group PLC(a)	400	5,177
EDION Corp.(a)	52,000	431,085
Esprit Holdings Ltd.*	30,800	26,999
Fast Retailing Co., Ltd.	1,200	327,324
FF Group*	230	4,742
Fielmann AG	1,276	94,104

	Shares	Value
Specialty Retail – (continued)
Geo Holdings Corp.	20,900	$355,121
Groupe Fnac S.A.*	135	7,798
Gulliver International Co., Ltd.(a)	5,300	53,845
Halfords Group PLC	120,729	746,509
Hennes & Mauritz AB, Class B* (a)	18,689	665,097
Hikari Tsushin, Inc.	400	30,805
Hornbach Baumarkt AG	4,643	143,981
Howden Joinery Group PLC	20,984	151,853
Industria de Diseno Textil S.A.(a)	24,815	796,807
JB Hi-Fi Ltd.(a)	57,754	968,327
Jin Co., Ltd.	900	34,361
Joyful Honda Co., Ltd.	4,200	97,350
JUMBO S.A.*	730	9,590
Kingfisher PLC	89,522	477,221
Kohnan Shoji Co., Ltd.	16,500	289,920
Komeri Co., Ltd.	20,900	537,956
K’s Holdings Corp.	700	24,174
Laox Co., Ltd.* (a)	17,000	18,590
Leon’s Furniture Ltd.(a)	13,603	163,657
L’Occitane International S.A.	8,750	16,875
Lookers PLC(a)	183,383	373,675
Luk Fook Holdings International Ltd.(a)	236,672	540,027
Mekonomen AB	1,344	34,176
Nitori Holdings Co., Ltd.	1,900	182,551
OSIM International Ltd.	10,000	10,342
Pal Co., Ltd.	7,200	181,085
Pendragon PLC	842,600	419,670
Pets at Home Group PLC	17,615	62,549
Premier Investments Ltd.	8,030	97,437
RONA, Inc.(a)	53,242	1,015,024
Sa Sa International Holdings Ltd.	481,481	147,724
Sanrio Co., Ltd.(a)	1,200	24,293
Shimachu Co., Ltd.(a)	28,900	693,902
Shimamura Co., Ltd.	500	69,302
Sports Direct International PLC*	3,304	18,644
Super Retail Group Ltd.	227	1,466
SuperGroup PLC	1,528	27,286
T-Gaia Corp.	11,800	148,665
United Arrows Ltd.	200	8,337
USS Co., Ltd.	6,200	101,638
VT Holdings Co., Ltd.	6,300	33,032

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	103

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
WH Smith PLC	2,633	$64,606
Xebio Holdings Co., Ltd.	2,300	37,855
Yamada Denki Co., Ltd.(a)	24,700	126,968
Yellow Hat Ltd.	11,100	232,903
		14,531,890
Technology Hardware, Storage & Peripherals – 0.6%
Blackberry Ltd.*	13,267	93,841
Brother Industries Ltd.	11,300	134,867
Canon, Inc.	23,300	677,692
Eizo Corp.	3,600	92,932
Elecom Co., Ltd.	11,000	190,093
FUJIFILM Holdings Corp.	11,000	469,732
Hitachi Maxell Ltd.	22,400	347,321
Konica Minolta, Inc.	13,200	119,422
Logitech International S.A. (Registered)(a)	4,117	63,140
NEC Corp.	82,000	206,926
Neopost S.A.	21,287	521,267
Ricoh Co., Ltd.(a)	22,600	239,529
Riso Kagaku Corp.	1,700	27,297
Seiko Epson Corp.(a)	11,200	193,235
Toshiba TEC Corp.*	69,000	269,564
Wacom Co., Ltd.	16,500	69,858
Wincor Nixdorf AG*	774	42,339
		3,759,055
Textiles, Apparel & Luxury Goods – 1.1%
adidas AG	4,135	533,276
Asics Corp.(a)	3,500	72,326
Brunello Cucinelli SpA	820	16,107
Burberry Group PLC(a)	6,636	115,584
Christian Dior SE	1,162	204,093
Cie Financiere Richemont S.A. (Registered)(a)	9,901	659,034
Delta-Galil Industries Ltd.	1,795	49,630
Descente Ltd.	2,800	40,196
Gerry Weber International AG(a)	16,448	237,368
Gildan Activewear, Inc.	5,638	175,405
Global Brands Group Holding Ltd.* (a)	58,000	6,879
Gunze Ltd.	2,000	5,701

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Hermes International	496	$176,677
HUGO BOSS AG	1,310	83,558
The Japan Wool Textile Co., Ltd.	36,800	263,459
Kering(a)	1,485	254,531
Li & Fung Ltd.(a)	226,000	140,136
Luxottica Group SpA	4,017	218,863
LVMH Moet Hennessy Louis Vuitton SE(a)	5,854	972,878
Moncler SpA	3,061	49,644
Onward Holdings Co., Ltd.(a)	11,000	77,312
OVS SpA* (b)	3,402	22,210
Pacific Textiles Holdings Ltd.	12,000	15,469
Pandora A/S	3,153	409,512
Puma SE	125	28,491
Regina Miracle International Holdings Ltd.* (b)	220,000	334,657
Safilo Group SpA*	58	511
Salvatore Ferragamo SpA	939	21,735
Samsonite International S.A.	27,300	88,159
Seiko Holdings Corp.	13,000	50,666
Seiren Co., Ltd.	30,800	327,589
Sitoy Group Holdings Ltd.	80,000	29,083
Stella International Holdings Ltd.	14,000	35,374
The Swatch Group AG(a)	570	194,817
The Swatch Group AG (Registered)(a)	1,197	80,050
Ted Baker PLC	2,102	73,439
Texwinca Holdings Ltd.	484,000	471,696
Tod’s SpA	231	15,954
TSI Holdings Co., Ltd.	4,800	31,583
Wacoal Holdings Corp.	3,000	37,291
Yondoshi Holdings, Inc.	1,400	35,054
Yue Yuen Industrial Holdings Ltd.	12,500	45,603
		6,701,600
Thrifts & Mortgage Finance – 0.4%
Aareal Bank AG	2,262	80,366
Deutsche Pfandbriefbank AG* (b)	59,180	623,593
Equitable Group, Inc.	5,262	251,842
First National Financial Corp.(a)	8,816	200,587
Genworth MI Canada, Inc.(a)	1,000	25,930
Genworth Mortgage Insurance Australia Ltd.(a)	202,235	368,862

See Accompanying Notes to the Financial Statements.

104	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Thrifts & Mortgage Finance – (continued)
Home Capital Group, Inc.(a)	1,940	$58,219
OneSavings Bank PLC	2,504	10,516
The Paragon Group of Cos. PLC	179,639	782,091
		2,402,006
Tobacco – 0.8%
British American Tobacco PLC	40,515	2,474,913
Imperial Brands PLC	22,826	1,243,385
Japan Tobacco, Inc.	24,000	1,016,122
Swedish Match AB(a)	3,410	108,262
		4,842,682
Trading Companies & Distributors – 2.0%
AddTech AB, Class B	4,329	54,501
Advan Co., Ltd.	8,300	81,608
Ashtead Group PLC	13,752	182,819
BayWa AG(a)	8,901	310,940
Brenntag AG	3,306	193,908
Bunzl PLC(a)	9,350	279,278
Cramo Oyj	21,505	430,299
Digital Domain Holdings Ltd.*	320,000	27,639
Diploma PLC(a)	5,245	56,204
Finning International, Inc.	5,171	92,059
Grafton Group PLC	3,975	40,208
Hanwa Co., Ltd.(a)	116,000	536,661
Inabata & Co., Ltd.	26,600	268,498
Indutrade AB(a)	882	49,507
ITOCHU Corp.	61,700	815,977
Iwatani Corp.	6,992	42,085
Kanamoto Co., Ltd.	23,123	610,519
Kanematsu Corp.	254,000	396,448
Kuroda Electric Co., Ltd.	21,200	336,640
Marubeni Corp.(a)	58,000	317,714
MISUMI Group, Inc.	8,100	117,645
Mitani Corp.	9,600	278,144
Mitsubishi Corp.	55,600	968,109
Mitsui & Co., Ltd.	66,800	837,536
MonotaRO Co., Ltd.(a)	800	25,085
Nagase & Co., Ltd.	4,900	56,604
Nippon Steel & Sumikin Bussan Corp.	81,000	294,490
Nishio Rent All Co., Ltd.	12,100	327,055

	Shares	Value
Trading Companies & Distributors – (continued)
Noble Group Ltd.* (a)	193,100	$66,088
Ramirent Oyj	40,723	284,517
Rexel S.A.	13,108	198,625
Richelieu Hardware Ltd.	1,272	22,595
Russel Metals, Inc.	38,839	692,690
Seven Group Holdings Ltd.(a)	71,405	318,782
SIG PLC	351,750	698,202
Sojitz Corp.	32,000	66,695
Sumitomo Corp.(a)	40,800	446,152
Summit Ascent Holdings Ltd.*	56,000	12,056
Toromont Industries Ltd.	3,183	95,571
Toyota Tsusho Corp.	6,400	150,736
Travis Perkins PLC	6,888	186,467
Trusco Nakayama Corp.	3,300	134,782
Wolseley PLC	6,342	354,986
Yamazen Corp.	51,700	418,935
Yuasa Trading Co., Ltd.	3,500	81,420
		12,257,479
Transportation Infrastructure – 0.6%
Abertis Infraestructuras S.A.(a)	5,386	90,836
Aena S.A.* (b)	1,722	245,649
Aeroports de Paris	993	124,993
Ansaldo STS SpA	8,581	104,179
ASTM SpA	18,700	246,093
Atlantia SpA	9,078	252,867
Auckland International Airport Ltd.	8,195	35,242
BBA Aviation PLC(a)	45,505	133,454
Flughafen Wien AG	215	24,583
Flughafen Zuerich AG (Registered)*	50	45,931
Fraport AG Frankfurt Airport Services Worldwide	267	16,165
Groupe Eurotunnel SE (Registered)	17,134	218,812
Hamburger Hafen und Logistik AG(a)	2,488	39,040
Hong Kong Aircraft Engineering Co., Ltd.	24,800	161,450
Hutchison Port Holdings Trust, Class U	34,400	15,308
Japan Airport Terminal Co., Ltd.(a)	500	18,763

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	105

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Transportation Infrastructure – (continued)
Kamigumi Co., Ltd.	10,000	$93,275
Macquarie Atlas Roads Group	12,409	46,119
Mitsubishi Logistics Corp.(a)	3,000	42,535
Port of Tauranga Ltd.	3,261	42,664
Qube Holdings Ltd.	17,574	33,395
SATS Ltd.	19,000	57,959
SIA Engineering Co., Ltd.	5,000	14,099
Societa Iniziative Autostradali e Servizi SpA	1,647	17,223
The Sumitomo Warehouse Co., Ltd.	78,000	403,140
Sydney Airport	33,682	175,047
Transurban Group	50,255	444,117
Westshore Terminals Investment Corp.(a)	36,391	532,821
		3,675,759
Water Utilities – 0.1%
The Athens Water Supply & Sewage Co. S.A.	24,705	131,576
Pennon Group PLC(a)	12,514	148,854
Severn Trent PLC	5,118	166,966
United Utilities Group PLC	16,006	220,286
		667,682
Wireless Telecommunication Services – 0.9%
Cellcom Israel Ltd.*	5,408	40,888
Drillisch AG(a)	1,203	49,651
Freenet AG	2,099	64,117
KDDI Corp.	40,400	1,196,576
M1 Ltd.	7,000	12,864
Millicom International Cellular S.A. (SDR)	1,668	96,473
NTT DOCOMO, Inc.	29,800	723,311
Okinawa Cellular Telephone Co.	5,700	163,017
Rogers Communications, Inc., Class B	8,368	326,009
SmarTone Telecommunications Holdings Ltd.	45,240	74,883
SoftBank Group Corp.	20,641	1,155,178
StarHub Ltd.(a)	9,000	22,164

	Shares	Value
Wireless Telecommunication Services – (continued)
Tele2 AB, Class B	2,769	$26,439
Vodafone Group PLC(a)	529,631	1,700,677
		5,652,247
Total Common Stocks (Cost $626,392,312)		610,321,631
	No. of Rights
RIGHTS – 0.0%†
Hemfosa Fastigheter AB, expiring 05/10/2016 at 69.00 SEK*	74,093	26,784
Total Rights (Cost $–)		26,784
	No. of Warrants
WARRANTS – 0.0%†
Ezion Holdings Ltd., expiring 04/24/2020 at 0.50 SGD* (a)	152,356	18,137
Total Warrants (Cost $–)		18,137
	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) – 3.6%
Certificates of Deposits – 0.4%
Chiba Bank Ltd., New York Branch 0.61%, due 06/27/2016	500,000	500,000
Cooperatieve Rabobank UA, Netherlands 0.58%, due 05/02/2016	500,000	500,000
Credit Suisse AG, New York 0.63%, due 05/03/2016	500,000	500,000
Mizuho Corporate Bank Ltd., London 0.72%, due 06/30/2016	500,000	499,620
Norinchukin Bank, New York 0.60%, due 06/13/2016	500,000	500,000
Total Certificates of Deposits (Cost $2,499,411)		2,499,620

See Accompanying Notes to the Financial Statements.

106	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(c) – (continued)
MASTER DEMAND NOTE – 0.1%
Natixis Financial Products LLC 0.64%, due 05/02/2016	$500,000	$500,000
Total Master Demand Note (Cost $500,000)		500,000

MONEY MARKET FUNDS(d) – 1.6%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	2,000,000	2,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	1,000,000	1,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	2,000,000	2,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	1,000,000	1,000,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	2,000,000	2,000,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	2,000,000	2,000,000
Total Money Market Funds (Cost $10,000,000)		10,000,000

REPURCHASE AGREEMENTS – 1.5%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $7,738,170, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $7,893,532	7,737,970	7,737,970

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $1,500,055, collateralized by various Common Stocks; total market value $1,666,687	$1,500,000	$1,500,000
Total Repurchase Agreements (Cost $9,237,970)		9,237,970
Total Securities Lending Reinvestments (Cost $22,237,381)		22,237,590
Total Investment Securities (Cost $648,629,693) – 102.5%		632,604,142
Liabilities in excess of other assets – (2.5%)		(15,432,741)
NET ASSETS – 100.0%		$617,171,401

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $107,014 or 0.02% of net assets.

†	Amount represents less than 0.05%.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $73,108,715, which was collateralized in the form of cash with a value of $22,236,682; $9,362,051 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $45,890,664 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $77,489,397.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $22,237,590.

(d)	Represents 7-day effective yield as of 04/30/2016.

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	107

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CDI – CHESS Depositary Interest

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

MTF – Multilateral Trading Facility

NOK – Norwegian Krone

REIT – Real Estate Investment Trust

SDR – Swedish Depositary Receipt

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$51,770,159
Aggregate gross unrealized depreciation	(71,018,017)
Net unrealized depreciation	$(19,247,858)
Federal income tax cost of investments	$651,852,000

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	60	06/17/2016	$2,045,824	$(12,063)
FTSE 100® Index Futures Contracts	12	06/17/2016	1,091,995	14,344
Hang Seng Index Futures Contracts	2	05/30/2016	268,834	(5,029)
Nikkei 225 Index Futures Contracts	22	06/09/2016	1,660,358	(54,597)
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	06/16/2016	779,531	30,766
SPI 200® Index Futures Contracts	5	06/16/2016	499,005	12,766
				$(13,813)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	422,809	Bank of Montreal	USD	318,223	06/15/2016	$19,323
CAD	131,611	The Toronto-Dominion Bank	USD	100,000	06/15/2016	5,071
DKK	459,137	Societe Generale	USD	68,567	06/15/2016	2,182
EUR	656,570	Morgan Stanley	USD	731,964	06/15/2016	21,052
EUR	267,563	The Toronto-Dominion Bank	USD	300,000	06/15/2016	6,867
EUR	159,076	Bank of Montreal	USD	180,000	06/15/2016	2,444
GBP	5,484	Bank of New York	USD	7,866	06/15/2016	169
GBP	140,162	The Toronto-Dominion Bank	USD	200,000	06/15/2016	5,349
HKD	542,184	Societe Generale	USD	69,931	06/15/2016	(8)
ILS	209	Citibank N.A.	USD	54	06/15/2016	2
JPY	153,973,372	Bank of New York	USD	1,357,170	06/15/2016	83,592
JPY	36,919,824	Bank of Montreal	USD	340,000	06/15/2016	5,467
SEK	1,394,206	Morgan Stanley	USD	167,616	06/15/2016	6,449
USD	30,330	Citibank N.A.	AUD	40,410	06/15/2016	(452)
USD	140,000	Citibank N.A.	CAD	183,117	06/15/2016	(6,190)

See Accompanying Notes to the Financial Statements.

108	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Forward Foreign Currency Contracts (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	49,511	Citibank N.A.	CHF	48,685	06/15/2016	$(1,381)
USD	250,000	Societe Generale	CHF	241,715	06/15/2016	(2,668)
USD	770,000	The Toronto-Dominion Bank	EUR	680,224	06/15/2016	(10,145)
USD	1,000,000	The Toronto-Dominion Bank	JPY	113,157,000	06/15/2016	(58,835)
USD	1,010,000	The Toronto-Dominion Bank	JPY	112,232,210	06/15/2016	(40,181)
USD	62,945	Bank of New York	NOK	533,926	06/15/2016	(3,347)
USD	130,000	Citibank N.A.	SEK	1,063,917	06/15/2016	(2,829)
USD	121,047	Societe Generale	SGD	166,885	06/15/2016	(2,994)
						$28,937

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	6.4%
Austria	0.3
Belgium	1.2
Canada	9.0
Denmark	1.3
Finland	1.0
France	6.9
Germany	6.4
Greece	0.5
Hong Kong	3.2
Ireland	0.5
Israel	1.0
Italy	2.3
Japan	25.9
Netherlands	2.4
New Zealand	0.4
Norway	1.0
Portugal	0.3
Singapore	1.8
Spain	2.4
Sweden	2.4
Switzerland	5.5
United Kingdom	16.8
Other[1]	1.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	109

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.1%
Aerospace & Defense – 0.3%
Aselsan Elektronik Sanayi ve Ticaret A/S	1,645	$11,750
AVIC International Holding HK Ltd.*	324,000	25,061
AviChina Industry & Technology Co., Ltd., Class H	60,000	42,077
Bharat Electronics Ltd.	1,566	27,903
Embraer S.A.	23,600	136,575
Hanwha Techwin Co., Ltd.	2,104	77,003
Korea Aerospace Industries Ltd.	1,900	113,059
S&T Dynamics Co., Ltd.	14,986	147,308
United Aircraft Corp. PJSC*	25,155,036	164,310
		745,046
Air Freight & Logistics – 0.1%
Blue Dart Express Ltd.	60	5,134
Hanjin Transportation Co., Ltd.	866	28,502
Hyundai Glovis Co., Ltd.	708	118,062
Kerry TJ Logistics Co., Ltd.	14,000	18,079
POS Malaysia Bhd	21,600	16,035
Sinotrans Ltd., Class H(a)	122,000	56,618
		242,430
Airlines – 0.8%
Aeroflot – Russian Airlines PJSC*	427,129	511,637
Air Arabia PJSC	59,341	20,034
Air China Ltd., Class H	118,000	89,749
AirAsia Bhd	117,200	57,002
Asiana Airlines, Inc.*	4,720	19,801
Bangkok Airways Co., Ltd. (NVDR)	3,600	2,628
Cebu Air, Inc.	158,710	301,257
China Airlines Ltd.*	86,000	28,131
China Eastern Airlines Corp. Ltd., Class H*	52,000	28,557
China Southern Airlines Co., Ltd., Class H	78,000	49,069

	Shares	Value
Airlines – (continued)
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	31,100	$65,235
Eva Airways Corp.*	51,627	25,611
Garuda Indonesia Persero Tbk PT*	7,830,716	263,043
Grupo Aeromexico SAB de CV*	23,600	54,063
Hanjin Kal Corp.	1,615	27,994
Jet Airways India Ltd.*	20,638	192,114
Korean Air Lines Co., Ltd.*	1,390	35,622
Latam Airlines Group S.A.*	12,626	90,181
Pegasus Hava Tasimaciligi A/S*	5,162	30,130
Thai Airways International PCL (NVDR)*	56,620	23,504
Turk Hava Yollari AO*	34,244	84,559
		1,999,921
Auto Components – 1.9%
Actron Technology Corp.	7,000	27,889
Apollo Tyres Ltd.	7,111	17,169
Balkrishna Industries Ltd.	6,583	66,088
Bharat Forge Ltd.	4,746	57,105
Bosch Ltd.	236	69,964
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	5,506	16,394
Ceat Ltd.	13,747	227,687
Chaowei Power Holdings Ltd.* (a)	531,000	340,894
Cheng Shin Rubber Industry Co., Ltd.	70,400	146,462
Cub Elecparts, Inc.	1,149	13,929
Depo Auto Parts Ind Co., Ltd.	9,000	27,876
Dong Ah Tire & Rubber Co., Ltd.	823	20,369
Exide Industries Ltd.	15,469	34,341
Fuyao Glass Industry Group Co., Ltd., Class H* (b)	25,600	57,951
Halla Holdings Corp.	5,664	281,361
Hankook Tire Co., Ltd.	4,276	199,276
Hanon Systems	7,458	67,419
Hiroca Holdings Ltd.	8,000	31,501

See Accompanying Notes to the Financial Statements.

110	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Auto Components – (continued)
Hota Industrial Manufacturing Co., Ltd.	2,537	$12,192
Hu Lane Associate, Inc.	8,000	37,206
Hyundai Mobis Co., Ltd.	3,894	890,282
Hyundai Wia Corp.	743	62,993
Iron Force Industrial Co., Ltd.	3,060	18,311
Kenda Rubber Industrial Co., Ltd.	28,733	50,066
Kumho Tire Co., Inc.*	5,524	39,803
Macauto Industrial Co., Ltd.	5,000	27,052
Mahindra CIE Automotive Ltd.*	6,379	19,061
Mahle-Metal Leve S.A.	6,900	45,489
Mando Corp.	399	66,010
Minth Group Ltd.	20,000	52,338
Motherson Sumi Systems Ltd.	14,827	56,409
Motonic Corp.	1,535	13,539
Nan Kang Rubber Tire Co., Ltd.*	25,000	21,122
Nemak SAB de CV(b)	123,900	178,516
Nexen Corp.^	1,652	117,151
Nexen Tire Corp.	1,812	23,139
Nexteer Automotive Group Ltd.	15,000	15,817
Rassini SAB de CV	3,402	15,893
S&T Holdings Co., Ltd.	3,335	69,808
S&T Motiv Co., Ltd.	48	2,806
Sanok Rubber Co. S.A.	2,092	32,258
Sebang Global Battery Co., Ltd.	4,569	172,631
SL Corp.	10,738	150,317
Sri Trang Agro-Industry PCL (NVDR)	438,838	162,067
Sungwoo Hitech Co., Ltd.	28,261	230,920
Tianneng Power International Ltd.* (a)	590,000	484,492
Tong Yang Industry Co., Ltd.	16,400	24,992
Tube Investments of India Ltd.	3,206	19,817
Tung Thih Electronic Co., Ltd.	1,000	17,890
Tupy S.A.	1,600	6,403
Weifu High-Technology Group Co., Ltd., Class B	20,800	43,975
		4,884,440

	Shares	Value
Automobiles – 1.8%
Astra International Tbk PT	625,400	$318,912
BAIC Motor Corp. Ltd., Class H(b)	96,000	80,936
Bajaj Auto Ltd.	1,947	73,147
Brilliance China Automotive Holdings Ltd.(a)	74,000	73,359
Byd Co., Ltd., Class H* (a)	22,000	129,609
China Motor Corp.	36,000	25,226
Dongfeng Motor Group Co., Ltd., Class H	146,000	160,357
DRB-Hicom Bhd	545,900	135,549
Ford Otomotiv Sanayi A/S	2,839	38,201
Geely Automobile Holdings Ltd.(a)	125,000	62,361
Ghabbour Auto*	314,156	82,785
Great Wall Motor Co., Ltd., Class H	177,000	134,167
Guangzhou Automobile Group Co., Ltd., Class H(a)	151,984	176,922
Hero MotoCorp Ltd.	2,950	128,861
Hyundai Motor Co.	8,732	1,099,738
Hyundai Motor Co. (2nd Preference)	1,358	119,066
Hyundai Motor Co. (3rd Preference)	116	9,265
Hyundai Motor Co. (Preference)	863	73,772
Jiangling Motors Corp. Ltd., Class B	49,300	135,942
Kia Motors Corp.	15,222	639,928
Mahindra & Mahindra Ltd.	6,533	131,088
Mahindra & Mahindra Ltd. (GDR)	2,707	53,599
Maruti Suzuki India Ltd.	3,835	219,395
Oriental Holdings Bhd	17,800	31,668
Sanyang Motor Co., Ltd.	35,000	22,463
Ssangyong Motor Co.*	2,570	18,112
Tata Motors Ltd.*	39,252	241,649
Tata Motors Ltd. (ADR)*	3,631	110,310
Tata Motors Ltd., Class A*	20,445	91,791
Tofas Turk Otomobil Fabrikasi A/S	5,005	39,656
TVS Motor Co., Ltd.	6,454	31,117
UMW Holdings Bhd	33,300	55,919

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	111

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Automobiles – (continued)
Yulon Motor Co., Ltd.	63,000	$55,474
Yulon Nissan Motor Co., Ltd.	2,000	12,526
		4,812,870
Banks – 14.5%
Abu Dhabi Commercial Bank PJSC	106,902	192,094
AFFIN Holdings Bhd	3,510	2,085
Agricultural Bank of China Ltd., Class H	1,475,000	534,310
Ajman Bank PJSC*	65,039	35,238
Akbank TAS	102,199	314,537
Akbank TAS (ADR)	9,936	60,808
Al Khalij Commercial Bank QSC	3,010	14,223
Alior Bank S.A.*	1,395	25,206
Allahabad Bank	103,152	90,587
Alliance Financial Group Bhd	15,300	15,666
AMMB Holdings Bhd	20,400	23,656
Andhra Bank	128,629	107,142
Attijariwafa Bank	2,242	83,595
Axis Bank Ltd.	39,353	280,271
Banco Bradesco S.A.	45,430	371,518
Banco Bradesco S.A. (Preference)	166,760	1,255,001
Banco Davivienda S.A. (Preference)	82,069	772,238
Banco de Bogota S.A.	4,720	104,216
Banco de Chile	707,551	77,595
Banco de Credito e Inversiones	3,478	149,604
Banco do Brasil S.A.	64,900	410,186
Banco Santander Brasil S.A.	29,800	160,537
Banco Santander Chile	2,305,838	110,988
Bancolombia S.A.	10,849	96,988
Bancolombia S.A. (Preference)	23,096	219,268
Bangkok Bank PCL (NVDR)	26,500	124,420
Bank Central Asia Tbk PT	430,700	426,193
Bank Danamon Indonesia Tbk PT*	266,000	66,359
Bank Handlowy w Warszawie S.A.	722	13,989

	Shares	Value
Banks – (continued)
Bank Mandiri Persero Tbk PT	283,200	$207,225
Bank Millennium S.A.*	20,424	26,734
Bank Negara Indonesia Persero Tbk PT	212,400	73,844
Bank of Ayudhya PCL (NVDR)	80,100	79,687
Bank of Baroda	27,966	66,574
Bank of China Ltd., Class H	4,425,000	1,808,288
Bank of Chongqing Co., Ltd., Class H	484,500	383,493
Bank of Communications Co., Ltd., Class H	1,319,978	835,494
Bank of India	10,862	15,148
Bank of the Philippine Islands	42,480	81,993
Bank Pan Indonesia Tbk PT*	119,500	7,113
Bank Pekao S.A.	4,602	187,041
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,528,200	251,479
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,221,500	182,127
Bank Rakyat Indonesia Persero Tbk PT	330,400	259,299
Bank Tabungan Negara Persero Tbk PT	3,328,600	444,217
Bank Zachodni WBK S.A.	1,362	94,668
Banque Centrale Populaire	1,392	33,330
Banregio Grupo Financiero SAB de CV	4,800	28,891
Barclays Africa Group Ltd.	10,443	106,266
BDO Unibank, Inc.	43,070	91,858
BIMB Holdings Bhd	21,580	21,268
BMCE Bank	376	8,420
BNK Financial Group, Inc.	13,835	112,802
BOC Hong Kong Holdings Ltd.	129,000	386,641
Canara Bank	6,769	21,017
Capitec Bank Holdings Ltd.(a)	2,546	106,118
Chang Hwa Commercial Bank Ltd.	177,000	92,470
China CITIC Bank Corp. Ltd., Class H*	708,000	445,398
China Construction Bank Corp., Class H	5,708,982	3,672,436

See Accompanying Notes to the Financial Statements.

112	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
China Development Financial Holding Corp.	472,000	$120,440
China Everbright Bank Co., Ltd., Class H(a)	242,000	110,125
China Merchants Bank Co., Ltd., Class H(a)	265,500	583,900
China Minsheng Banking Corp. Ltd., Class H	383,500	361,391
Chong Hing Bank Ltd.	21,000	44,939
Chongqing Rural Commercial Bank Co., Ltd., Class H	196,000	103,341
CIMB Group Holdings Bhd	84,849	101,432
City Union Bank Ltd.	43,340	61,354
The Commercial Bank QSC	7,437	78,254
Commercial International Bank Egypt SAE	37,465	190,617
Credicorp Ltd.	2,024	294,330
Credit Agricole Egypt SAE	6,907	17,112
CTBC Financial Holding Co., Ltd.	1,003,000	510,005
DGB Financial Group, Inc.	4,737	38,124
Doha Bank QSC	4,043	40,931
Dubai Islamic Bank PJSC	47,518	75,812
E.Sun Financial Holding Co., Ltd.	243,434	135,103
East West Banking Corp.	271,800	88,808
EnTie Commercial Bank Co., Ltd.	33,000	14,222
Far Eastern International Bank	71,676	20,823
Federal Bank Ltd.	64,275	44,430
First Financial Holding Co., Ltd.	296,954	145,471
First Gulf Bank PJSC	38,232	134,797
Getin Noble Bank S.A.*	932,702	124,530
Grupo Aval Acciones y Valores S.A.	87,165	36,976
Grupo Aval Acciones y Valores S.A. (Preference)	142,409	59,412
Grupo Elektra SAB de CV	3,540	66,858
Grupo Financiero Banorte SAB de CV, Class O	88,500	504,622
Grupo Financiero Inbursa SAB de CV, Class O(a)	76,700	151,257

	Shares	Value
Banks – (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B	59,000	$108,602
Grupo Security S.A.	49,464	15,203
Hana Financial Group, Inc.	17,700	398,460
Harbin Bank Co., Ltd., Class H(b)	2,419,000	686,047
Hong Leong Bank Bhd	13,572	46,763
Hong Leong Financial Group Bhd	13,843	52,941
Hua Nan Financial Holdings Co., Ltd.	236,150	114,586
Huishang Bank Corp., Ltd., Class H	2,000	964
ICICI Bank Ltd.	96,583	345,023
IDBI Bank Ltd.	23,563	24,636
Indian Bank	82,742	121,624
Indian Overseas Bank*	310,879	146,699
IndusInd Bank Ltd.	10,089	159,533
Industrial & Commercial Bank of China Ltd., Class H	4,484,000	2,433,564
Industrial Bank of Korea	15,019	160,155
ING Bank Slaski S.A.	1,908	60,889
Intercorp Financial Services, Inc.	1,892	53,922
Itau CorpBanca	7,874,802	71,599
Itau Unibanco Holding S.A. (Preference)	177,000	1,687,522
Itausa – Investimentos Itau S.A.	56,829	138,499
Itausa – Investimentos Itau S.A. (Preference)	212,400	529,954
The Jammu & Kashmir Bank Ltd.	186,322	192,979
JB Financial Group Co., Ltd.	4,731	24,290
The Karur Vysya Bank Ltd.	40,179	291,333
Kasikornbank PCL (NVDR)	36,000	171,085
KB Financial Group, Inc.	22,479	686,562
Kiatnakin Bank PCL (NVDR)	29,400	34,930
King’s Town Bank Co., Ltd.	38,000	26,509
Komercni banka A/S	531	109,258
Krung Thai Bank PCL (NVDR)*	155,900	78,106
Kwangju Bank	18,026	142,227
LH Financial Group PCL (NVDR)	290,449	14,552

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	113

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Banks – (continued)
Malayan Banking Bhd	100,300	$229,279
Masraf Al Rayan QSC	9,853	92,577
mBank S.A.*	361	30,545
Mega Financial Holding Co., Ltd.	413,000	293,235
Metropolitan Bank & Trust Co.	60,862	105,466
National Bank of Abu Dhabi PJSC	45,430	109,835
The National Bank of Ras Al-Khaimah PSC	29,540	42,706
Nedbank Group Ltd.	6,372	81,825
Oriental Bank of Commerce	59,263	81,305
OTP Bank PLC(a)	7,906	209,649
Philippine National Bank*	22,283	24,332
Powszechna Kasa Oszczednosci Bank Polski S.A.*	30,503	195,325
Public Bank Bhd	35,400	169,456
Qatar International Islamic Bank QSC	1,346	23,371
Qatar Islamic Bank SAQ	2,493	67,258
Qatar National Bank SAQ	7,644	302,408
RHB Capital Bhd	48,467	75,929
Rizal Commercial Banking Corp.	429,580	284,020
Sberbank of Russia PJSC	659,325	1,259,376
Sberbank of Russia PJSC (Preference)	67,231	87,310
Sekerbank TAS*	314,128	178,744
Shengjing Bank Co., Ltd., Class H(b)	61,500	83,879
Shinhan Financial Group Co., Ltd.	27,258	999,986
The Siam Commercial Bank PCL (NVDR)	84,300	322,189
SinoPac Financial Holdings Co., Ltd.	295,000	87,440
Sociedad Matriz del Banco de Chile S.A., Class B	133,757	38,018
Standard Bank Group Ltd.	39,294	353,904
State Bank of Bikaner & Jaipur*	13,455	106,182

	Shares	Value
Banks – (continued)
State Bank of India	66,190	$188,601
State Bank of India (GDR)	1,914	53,975
Syndicate Bank	123,680	129,871
Taichung Commercial Bank Co., Ltd.	35,032	9,928
Taishin Financial Holding Co., Ltd.	531,000	200,856
Taiwan Business Bank*	154,480	39,850
Taiwan Cooperative Financial Holding Co., Ltd.	295,000	130,337
Thanachart Capital PCL (NVDR)	11,200	11,142
Tisco Financial Group PCL (NVDR)	28,820	35,891
TMB Bank PCL (NVDR)	965,700	63,035
Turkiye Garanti Bankasi A/S	48,606	149,942
Turkiye Garanti Bankasi A/S (ADR)	30,454	92,276
Turkiye Halk Bankasi A/S	29,230	112,451
Turkiye Is Bankasi, Class C	67,799	119,133
Turkiye Sinai Kalkinma Bankasi A/S	46,892	29,367
Turkiye Vakiflar Bankasi TAO, Class D	78,016	137,923
UCO Bank	206,265	123,610
Union Bank of India	5,963	11,453
Union Bank of Taiwan	29,356	8,219
Union National Bank PJSC	54,793	53,257
VTB Bank PJSC	178,707,755	193,537
Woori Bank	16,193	149,225
Yapi ve Kredi Bankasi A/S*	25,253	38,680
Yes Bank Ltd.	6,693	95,148
		37,771,545
Beverages – 0.9%
Ambev S.A.	147,500	820,679
Anadolu Efes Biracilik ve Malt Sanayii A/S	11,165	87,904
Arca Continental SAB de CV	12,800	88,745
Capevin Holdings Ltd.	69,631	44,192
Carabao Group PCL (NVDR)	2,800	3,206
Carlsberg Brewery Malaysia Bhd, Class B	1,300	4,492

See Accompanying Notes to the Financial Statements.

114	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Beverages – (continued)
China Resources Beer Holdings Company Ltd.(a)	32,331	$71,187
Cia Cervecerias Unidas S.A.	8,207	91,988
Coca-Cola Embonor S.A. (Preference), Class B	4,368	8,055
Coca-Cola Femsa SAB de CV	17,700	154,523
Coca-Cola Icecek A/S	912	13,395
Distell Group Ltd.	563	6,313
Embotelladora Andina S.A. (Preference), Class B	4,656	15,752
Emperador, Inc.	146,700	24,842
Fomento Economico Mexicano SAB de CV	70,800	661,656
Fraser & Neave Holdings Bhd	2,700	15,620
Hey Song Corp.	23,500	25,392
Hite Jinro Co., Ltd.	1,102	27,033
Lotte Chilsung Beverage Co., Ltd.	24	41,496
Muhak Co., Ltd.	761	21,439
Organizacion Cultiba SAB de CV	4,800	6,619
Tibet Water Resources Ltd.	131,000	37,490
Tsingtao Brewery Co., Ltd., Class H(a)	10,000	37,900
United Breweries Ltd.	2,435	27,979
United Spirits Ltd.*	2,639	94,531
Vina Concha y Toro S.A.	960	1,613
Yantai Changyu Pioneer Wine Co., Ltd., Class B	9,600	30,419
		2,464,460
Biotechnology – 0.4%
3SBio, Inc.* (b)	19,980	24,186
Amicogen, Inc.	459	25,581
Biocon Ltd.	7,084	62,520
Cell Biotech Co., Ltd.	1,122	59,871
Celltrion, Inc.*	2,857	252,250
China Biologic Products, Inc.*	400	46,800
China Regenerative Medicine International Ltd.*	1,230,000	50,740
Genexine Co., Ltd.*	728	35,397

	Shares	Value
Biotechnology – (continued)
Green Cross Corp.	214	$32,493
Green Cross Holdings Corp.	768	23,726
iNtRON Biotechnology, Inc.*	1,442	83,528
Medigen Biotechnology Corp.*	12,099	22,883
Medy-Tox, Inc.	201	74,621
Naturalendo Tech Co., Ltd.*	1,586	31,041
OBI Pharma, Inc.*	4,000	47,189
PharmaEngine, Inc.	2,065	14,310
Seegene, Inc.*	655	20,149
Taigen Biopharmaceuticals Holdings Ltd.*	29,665	25,201
Taiwan Liposome Co., Ltd.*	4,340	18,166
ViroMed Co., Ltd.*	354	43,807
		994,459
Building Products – 0.4%
Astral Polytechnik Ltd.	1,823	12,167
Byucksan Corp.	3,380	26,876
China Lesso Group Holdings Ltd.	28,000	15,449
Chosun Refractories Co., Ltd.	791	63,522
Dynasty Ceramic PCL (NVDR)	172,800	21,272
IS Dongseo Co., Ltd.	630	25,794
Kajaria Ceramics Ltd.	960	15,193
KCC Corp.	262	97,727
LG Hausys Ltd.	146	19,221
Ras Al Khaimah Ceramics	323,626	295,171
Sintex Industries Ltd.	230,218	288,076
Sunspring Metal Corp.	17,000	21,399
Taiwan Glass Industry Corp.*	75,000	31,974
Trakya Cam Sanayii A/S	178,564	136,752
Xxentria Technology Materials Corp.	12,653	34,248
		1,104,841
Capital Markets – 1.5%
Administradora de Fondos de Pensiones Habitat S.A.	11,350	14,885
Brait SE*	8,909	99,998
Capital Securities Corp.	77,000	20,317
Central China Securities Co., Ltd., Class H	826,000	409,955

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	115

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Capital Markets – (continued)
CETIP S.A. – Mercados Organizados	6,906	$84,374
China Bills Finance Corp.	71,000	27,077
China Cinda Asset Management Co., Ltd., Class H	590,000	193,949
China Everbright Ltd.	38,000	75,440
China Galaxy Securities Co., Ltd., Class H	200,500	176,793
CITIC Securities Co., Ltd., Class H	147,500	325,910
Coronation Fund Managers Ltd.(a)	13,369	69,792
Daewoo Securities Co., Ltd.	4,482	32,531
Daishin Securities Co., Ltd.	5,167	53,965
Daishin Securities Co., Ltd. (Preference)	1,500	10,400
Daou Data Corp.	1,207	14,725
Dubai Investments PJSC	52,361	31,078
Edelweiss Financial Services Ltd.	20,970	18,352
Egypt Kuwait Holding Co. SAE	44,496	20,468
Egyptian Financial Group-Hermes Holding Co.*	21,531	24,441
GF Securities Co., Ltd., Class H*	59,000	134,623
Guotai Junan International Holdings Ltd.(a)	130,800	43,841
Haitong Securities Co., Ltd., Class H(a)	118,000	196,231
Hanwha Investment & Securities Co., Ltd.*	36,521	110,582
Huatai Securities Co., Ltd., Class H* (b)	35,400	75,115
Hyundai Securities Co., Ltd.	8,805	54,867
IIFL Holdings Ltd.	25,254	82,981
Investec Ltd.	12,397	95,980
Jih Sun Financial Holdings Co., Ltd.	8,450	1,842
KIWOOM Securities Co., Ltd.	188	11,203
Korea Investment Holdings Co., Ltd.	1,239	50,130

	Shares	Value
Capital Markets – (continued)
Kresna Graha Investama Tbk PT*	37,900	$6,969
Kyobo Securities Co., Ltd.	15,058	140,087
Macquarie Korea Infrastructure Fund	9,735	72,367
Masterlink Securities Corp.	767,000	209,984
Meritz Securities Co., Ltd.	15,846	50,205
Mirae Asset Securities Co., Ltd.	1,916	41,451
NH Investment & Securities Co., Ltd.	5,784	50,510
OSK Holdings Bhd	560,500	236,740
Pioneers Holding for Financial Investments SAE*	26,756	29,679
President Securities Corp.	43,000	16,265
PSG Konsult Ltd.	39,290	20,724
Religare Enterprises Ltd.*	3,905	16,425
Samsung Securities Co., Ltd.	2,906	100,488
Shinyoung Securities Co., Ltd.*	1,047	49,345
SK Securities Co., Ltd.*	22,841	23,154
Waterland Financial Holdings Co., Ltd.	59,385	14,693
Yuanta Financial Holding Co., Ltd.	683,929	225,835
Yuanta Securities Korea Co., Ltd.*	893	2,825
Zeder Investments Ltd.(a)	127,770	62,350
		3,931,941
Chemicals – 3.3%
AECI Ltd.	98,648	668,447
AK Holdings, Inc.	208	10,953
Akzo Nobel India Ltd.	2,543	51,029
Alpek SAB de CV	20,000	33,545
Asia Polymer Corp.	44,100	24,475
Asian Paints Ltd.	8,496	110,955
BASF India Ltd.	836	11,424
Batu Kawan Bhd	6,200	28,568
Bayer CropScience Ltd.	562	33,860
Berger Paints India Ltd.	9,474	36,779
Bloomage BioTechnology Corp. Ltd.	5,000	9,836
Braskem S.A. (Preference), Class A	6,800	48,495

See Accompanying Notes to the Financial Statements.

116	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Castrol India Ltd.	2,653	$15,851
China BlueChemical Ltd., Class H	1,416,000	328,572
China Lumena New Materials Corp.* ^	888,000	—
China Man-Made Fiber Corp.*	826,000	199,758
China Petrochemical Development Corp.*	105,700	26,742
China Steel Chemical Corp.	5,000	16,743
China Synthetic Rubber Corp.	29,430	21,671
Ciech S.A.*	384	7,117
Coromandel International Ltd.	53,395	180,398
D&L Industries, Inc.	85,000	16,316
Dongyue Group Ltd.^	944,000	166,720
Eastern Polymer Group PCL (NVDR)	52,200	19,876
Eternal Materials Co., Ltd.	20,600	20,598
Everlight Chemical Industrial Corp.	28,940	18,080
Formosa Chemicals & Fibre Corp.	118,000	301,467
Formosa Plastics Corp.	177,000	440,675
Formosan Rubber Group, Inc.	337,000	173,970
Fufeng Group Ltd.	899,600	281,806
Godrej Industries Ltd.	3,377	17,763
Grand Pacific Petrochemical	649,000	338,052
Green Seal Holding Ltd.	2,000	8,743
Grupa Azoty S.A.*	1,225	27,869
Gubre Fabrikalari TAS	60,383	123,605
Gujarat Fluorochemicals Ltd.	1,704	14,296
Hansol Chemical Co., Ltd.	1,330	84,161
Hanwha Chemical Corp.	2,950	65,115
Huabao International Holdings Ltd.*	65,000	25,641
Huchems Fine Chemical Corp.	1,440	25,466
Hyosung Corp.	1,501	161,377
Indorama Ventures PCL (NVDR)	61,700	50,342
Kolon Industries, Inc.	1,062	65,152
Korea PetroChemical Ind Co., Ltd.	268	55,392

	Shares	Value
Chemicals – (continued)
Kukdo Chemical Co., Ltd.	2,478	$142,886
Kumho Petrochemical Co., Ltd.	1,507	90,335
LCY Chemical Corp.	6,000	7,144
LG Chem Ltd.	1,416	369,100
LG Chem Ltd. (Preference)	179	31,027
Lotte Chemical Corp.	531	136,315
LOTTE Fine Chemical Co., Ltd.	240	7,909
Max Ventures & Industries Ltd.* ^	566	374
Mexichem SAB de CV(a)	44,000	111,559
Monsanto India Ltd.	304	8,206
Namhae Chemical Corp.	3,200	27,720
Nan Ya Plastics Corp.	177,000	346,833
Nantex Industry Co., Ltd.	17,425	14,776
OCI Co., Ltd.*	1,037	103,300
Omnia Holdings Ltd.	5,514	54,340
Petkim Petrokimya Holding A/S*	26,544	39,042
Petronas Chemicals Group Bhd	59,000	101,341
PhosAgro OAO	816	35,803
PI Industries Ltd.	3,821	36,997
Pidilite Industries Ltd.	3,715	33,776
PTT Global Chemical PCL (NVDR)	96,800	173,204
Rallis India Ltd.	3,030	8,887
San Fang Chemical Industry Co., Ltd.	26,439	31,437
Scientex Bhd	89,900	287,662
Shinkong Synthetic Fibers Corp.	193,000	51,163
Sidi Kerir Petrochemicals Co.	5,418	7,901
Sinofert Holdings Ltd.	183,700	25,102
Sinopec Shanghai Petrochemical Co., Ltd., Class H*	236,000	116,217
SK Chemicals Co., Ltd.	827	52,767
SK Materials Co., Ltd.	655	68,294
SKC Co., Ltd.	952	23,437
Sociedad Quimica y Minera de Chile S.A. (Preference), Class B	4,985	106,553

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	117

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Chemicals – (continued)
Solar Applied Materials Technology Co.	242,000	$127,179
Solar Industries India Ltd.	374	19,133
Soulbrain Co., Ltd.	7,906	301,835
Swancor Ind Co., Ltd.	7,338	29,122
Synthos S.A.	4,438	4,729
Taekwang Industrial Co., Ltd.	18	15,687
Taiwan Fertilizer Co., Ltd.	9,000	12,236
TSRC Corp.	28,900	25,448
Unid Co., Ltd.	3,776	155,593
Unipetrol A/S*	884	7,150
UPC Technology Corp.	48,000	12,977
UPL Ltd.	13,884	112,592
Uralkali PJSC*	26,824	67,762
USI Corp.	590,000	234,149
Victory New Materials Ltd. Co.	24,200	57,549
Yingde Gases Group Co., Ltd.(a)	826,000	307,732
Yung Chi Paint & Varnish Manufacturing Co., Ltd.	34,000	75,795
		8,585,775
Commercial Services & Supplies – 0.2%
China Everbright International Ltd.(a)	77,000	86,557
Cleanaway Co., Ltd.	7,000	37,981
KEPCO Plant Service & Engineering Co., Ltd.	1,038	68,781
S-1 Corp.	791	64,632
Taiwan Secom Co., Ltd.	11,165	31,432
Taiwan Shin Kong Security Co., Ltd.	24,240	30,100
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	6,278	62,875
Yestar International Holdings Co., Ltd.	60,000	24,055
		406,413

	Shares	Value
Communications Equipment – 0.3%
Accton Technology Corp.	391,000	$366,718
Advanced Ceramic X Corp.	4,000	21,083
Alpha Networks, Inc.	1,300	653
BYD Electronic International Co., Ltd.*	43,000	24,667
China All Access Holdings Ltd.	96,000	30,815
Humax Co., Ltd.	11,918	138,594
Senao Networks, Inc.	2,000	10,635
Wistron NeWeb Corp.	8,018	20,882
Zinwell Corp.	6,000	8,771
ZTE Corp., Class H(a)	30,480	47,623
		670,441
Construction & Engineering – 1.9%
Arabtec Holding PJSC*	93,066	41,301
BES Engineering Corp.	1,062,000	198,222
Budimex S.A.	288	14,702
CH Karnchang PCL (NVDR)	26,537	19,183
China Communications Construction Co., Ltd., Class H	236,000	284,763
China Machinery Engineering Corp., Class H	633,200	431,809
China Railway Construction Corp. Ltd., Class H(a)	100,500	128,521
China Railway Group Ltd., Class H	203,000	161,726
China Singyes Solar Technologies Holdings Ltd.*	354,000	130,516
China State Construction International Holdings Ltd.	60,000	93,745
Concord New Energy Group Ltd.	480,000	25,989
Continental Holdings Corp.	433,850	149,311
CTCI Corp.	18,000	23,468
Daelim Industrial Co., Ltd.	1,242	98,867
Daewoo Engineering & Construction Co., Ltd.*	11,011	61,365
Dialog Group Bhd	154,888	63,042
Doosan Engineering & Construction Co., Ltd.* ^	25,783	140,297
e Tec E&C Ltd.	24	2,207

See Accompanying Notes to the Financial Statements.

118	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – (continued)
Engineers India Ltd.	7,896	$21,344
Gamuda Bhd	47,200	57,391
GMR Infrastructure Ltd.*	102,144	19,403
Grana y Montero SAA	366,567	513,630
GS Engineering & Construction Corp.*	4,706	128,038
Hyundai Development Co-Engineering & Construction	2,720	120,555
Hyundai Engineering & Construction Co., Ltd.	3,523	124,298
IJM Corp. Bhd	76,700	67,737
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	42,849	59,286
IRB Infrastructure Developers Ltd.	3,792	12,214
Italian-Thai Development PCL (NVDR)*	135,443	27,531
Kumho Industrial Co., Ltd.*	3,303	34,207
Kuo Toong International Co., Ltd.	19,045	15,382
Larsen & Toubro Ltd.	4,603	87,054
Larsen & Toubro Ltd. (GDR)	3,310	63,055
Malaysian Resources Corp. Bhd	70,600	21,868
NCC Ltd./India	56,901	66,998
Orascom Construction Ltd.*	4,443	23,903
Rich Development Co., Ltd.	377,467	106,032
Sadbhav Engineering Ltd.	7,246	28,840
Samsung Engineering Co., Ltd.*	14,416	160,051
Sinopec Engineering Group Co., Ltd., Class H	40,974	38,136
Sino-Thai Engineering & Construction PCL (NVDR)	41,571	27,254
Taeyoung Engineering & Construction Co., Ltd.*	10,620	59,839
Tekfen Holding A/S	170,274	364,398
UEM Edgenta Bhd	47,200	45,672
United Integrated Services Co., Ltd.	177,000	249,698
Voltas Ltd.	1,488	6,584

	Shares	Value
Construction & Engineering – (continued)
Waskita Karya Persero Tbk PT	432,693	$76,938
Wijaya Karya Persero Tbk PT*	88,000	17,683
Wilson Bayly Holmes-Ovcon Ltd.	35,577	304,822
		5,018,875
Construction Materials – 1.9%
ACC Ltd.	1,496	32,549
Akcansa Cimento A/S	28,380	146,861
Ambuja Cements Ltd.	18,467	61,529
Anhui Conch Cement Co., Ltd., Class H(a)	88,500	234,450
Asia Cement China Holdings Corp.	429,000	93,463
Asia Cement Co., Ltd.	1,024	97,061
Asia Cement Corp.	64,020	57,067
BBMG Corp., Class H	914,500	671,976
Cahya Mata Sarawak Bhd	15,700	15,433
Cementos Argos S.A.	22,900	92,968
Cementos Argos S.A. (Preference)	18,979	70,928
Cementos Pacasmayo SAA	188,818	343,710
Cemex SAB de CV*	460,200	343,083
Century Textiles & Industries Ltd.	2,602	25,045
CHC Resources Corp.	6,000	11,217
Chia Hsin Cement Corp.	324,000	92,118
China National Building Material Co., Ltd., Class H	128,000	66,333
China Resources Cement Holdings Ltd.	40,170	13,257
China Shanshui Cement Group Ltd.* ^	541,000	438,675
Cimsa Cimento Sanayi ve Ticaret A/S	36,108	210,500
Eugene Corp.	4,554	22,462
Goldsun Building Materials Co., Ltd.	188,000	48,496
Grupo Argos S.A.	12,154	80,106
Grupo Argos S.A. (Preference)	5,305	32,547
Hanil Cement Co., Ltd.	160	16,781

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	119

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction Materials – (continued)
Holcim Indonesia Tbk PT	358,500	$28,135
Indocement Tunggal Prakarsa Tbk PT	27,300	40,832
JK Lakshmi Cement Ltd.	657	3,466
Lafarge Malaysia Bhd	6,300	14,127
POSCO Chemtech Co., Ltd.	96	1,028
PPC Ltd.(a)	370,402	391,801
Prism Cement Ltd.*	10,157	13,161
Qatar National Cement Co. QSC	746	17,995
Qatari Investors Group QSC	1,355	19,693
The Ramco Cements Ltd.	4,924	33,417
Semen Indonesia Persero Tbk PT*	127,400	95,637
Shree Cement Ltd.	296	56,647
The Siam Cement PCL (NVDR)	8,050	112,465
Siam City Cement PCL (NVDR)	3,700	34,320
Ssangyong Cement Industrial Co., Ltd.*	585	10,782
Taiwan Cement Corp.	118,000	120,367
TCC International Holdings Ltd.	1,298,000	261,032
Tipco Asphalt PCL (NVDR)	6,500	4,578
Tongyang Cement & Energy Corp.*	1,723	7,531
Tongyang, Inc.	20,591	63,613
TPI Polene PCL (NVDR)	377,200	26,997
UltraTech Cement Ltd.	2,006	95,611
Union Andina de Cementos SAA	381	332
Universal Cement Corp.	46,389	29,700
West China Cement Ltd.	46,008	9,727
Wijaya Karya Beton Tbk PT	294,300	21,535
		4,833,144
Consumer Finance – 0.6%
AEON Credit Service M Bhd	42,800	144,401
AEON Thana Sinsap Thailand PCL (NVDR)	56,900	154,752
Bajaj Finance Ltd.	904	93,073
Credit China Holdings Ltd.	160,000	65,797

	Shares	Value
Consumer Finance – (continued)
Credito Real SAB de CV SOFOM ER	15,700	$34,783
Gentera SAB de CV	35,400	70,720
KB Capital Co., Ltd.	7,788	162,677
KRUK S.A.	768	38,302
Krungthai Card PCL (NVDR)	3,800	10,036
Mahindra & Mahindra Financial Services Ltd.	6,327	28,616
Muthoot Finance Ltd.	76,523	234,311
Samsung Card Co., Ltd.	2,094	71,307
Shriram City Union Finance Ltd.	224	5,562
SKS Microfinance Ltd.*	4,368	39,762
Srisawad Power 1979 PCL (NVDR)	1,168	1,413
Sundaram Finance Ltd.	1,310	25,263
Taiwan Acceptance Corp.	11,000	25,033
Unifin Financiera SAB de CV SOFOM ENR	100,300	296,990
		1,502,798
Containers & Packaging – 0.5%
Beijing Enterprises Clean Energy Group Ltd.*	700,002	42,412
Cheng Loong Corp.	708,000	253,539
CPMC Holdings Ltd.	354,000	159,266
Great China Metal Industry	134,000	111,137
Greatview Aseptic Packaging Co., Ltd.	129,000	65,521
Klabin S.A.	22,200	113,097
Klabin S.A. (Preference)	95,200	77,798
Lock & Lock Co., Ltd.	2,071	24,175
Nampak Ltd.	47,835	82,172
Samkwang Glass	123	9,608
Taiwan Hon Chuan Enterprise Co., Ltd.	236,000	372,443
		1,311,168
Distributors – 0.2%
Dah Chong Hong Holdings Ltd.	649,000	269,399
Dogus Otomotiv Servis ve Ticaret A/S	41,744	180,463
Imperial Holdings Ltd.	8,174	85,903

See Accompanying Notes to the Financial Statements.

120	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Distributors – (continued)
Inter Cars S.A.	144	$8,969
Test Rite International Co., Ltd.	23,000	13,941
		558,675
Diversified Consumer Services – 0.2%
Curro Holdings Ltd.*	14,890	41,497
Daekyo Co., Ltd.	4,590	37,988
Estacio Participacoes S.A.	13,800	47,829
Fu Shou Yuan International Group Ltd.	11,000	7,728
Kroton Educacional S.A.	88,500	328,785
Lung Yen Life Service Corp.	4,000	6,759
		470,586
Diversified Financial Services – 1.6%
African Bank Investments Ltd.* ^	61,875	1,353
Al Waha Capital PJSC	762,162	425,389
Alexander Forbes Group Holdings Ltd.(a)	129,580	65,609
Ayala Corp.	7,670	126,122
BM&FBovespa S.A. – Bolsa de Valores Mercadorias e Futuros	53,100	263,438
Bolsa Mexicana de Valores SAB de CV	36,400	60,712
BTG Pactual Group	15,600	88,063
Bursa Malaysia Bhd	3,200	6,889
Chailease Holding Co., Ltd.	29,744	49,984
Corp. Financiera Colombiana S.A.	1,079	14,594
Credit Analysis & Research Ltd.	1,685	25,683
Dubai Financial Market PJSC	67,052	27,931
Far East Horizon Ltd.	95,988	76,472
FirstRand Ltd.(a)	105,787	341,290
Fubon Financial Holding Co., Ltd.	472,000	574,396
Grupo de Inversiones Suramericana S.A.	11,297	152,480
Grupo de Inversiones Suramericana S.A. (Preference)	1,425	18,984

	Shares	Value
Diversified Financial Services – (continued)
GT Capital Holdings, Inc.	3,425	$99,855
Haci Omer Sabanci Holding A/S	78,117	282,354
Hankook Tire Worldwide Co., Ltd.	1,342	26,736
IFCI Ltd.	535,602	205,908
Inversiones La Construccion S.A.	24,898	293,669
JSE Ltd.	2,112	24,576
Meritz Financial Group, Inc.	2,333	25,902
Metro Pacific Investments Corp.	585,100	72,377
Moscow Exchange MICEX-RTS PJSC	45,793	72,319
NICE Holdings Co., Ltd.	720	12,828
NICE Information Service Co., Ltd.	3,576	27,650
Power Finance Corp. Ltd.	16,434	44,436
PSG Group Ltd.	4,092	57,351
Reliance Capital Ltd.	5,803	35,393
Remgro Ltd.	13,629	245,655
RMB Holdings Ltd.	21,535	88,216
Rural Electrification Corp. Ltd.	27,098	72,882
Warsaw Stock Exchange	5,026	49,631
		4,057,127
Diversified Telecommunication Services – 1.5%
Alibaba Health Information Technology Ltd.*	40,000	27,072
APT Satellite Holdings Ltd.	45,750	36,448
Asia Pacific Telecom Co., Ltd.*	101,899	32,699
Asia Satellite Telecommunications Holdings Ltd.	88,500	125,040
Axtel SAB de CV*	71,226	31,727
China Communications Services Corp. Ltd., Class H	1,888,000	893,230
China Telecom Corp. Ltd., Class H	826,000	411,019
China Unicom Hong Kong Ltd.	178,000	210,189
Chunghwa Telecom Co., Ltd.	124,000	419,062

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	121

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
CITIC Telecom International Holdings Ltd.	48,000	$19,987
Jasmine International PCL (NVDR)	82,400	10,285
KT Corp.	6,249	167,550
LG Uplus Corp.	10,237	100,627
Magyar Telekom Telecommunications PLC*	7,439	12,932
Maroc Telecom	8,034	110,869
Netia S.A.	47,696	63,057
O2 Czech Republic A/S	3,092	31,424
Oi S.A.*	269,101	70,184
Oi S.A. (Preference)*	163,604	51,203
Ooredoo QSC	4,189	105,534
Orange Polska S.A.	14,950	24,344
Rostelecom PJSC	60,284	91,802
Rostelecom PJSC (Preference)	29,982	33,258
Tata Communications Ltd.	5,003	31,166
Telefonica Brasil S.A. (Preference)	15,900	195,548
Telekom Malaysia Bhd	53,100	90,392
Telekomunikasi Indonesia Persero Tbk PT*	1,694,500	456,132
Telkom S.A. SOC Ltd.	14,118	56,429
Thaicom PCL (NVDR)	21,800	17,943
TIME dotCom Bhd	9,600	18,136
True Corp. PCL (NVDR)	279,141	59,536
Turk Telekomunikasyon A/S	9,573	23,159
		4,027,983
Electric Utilities – 1.5%
Centrais Eletricas Brasileiras S.A.*	19,400	43,738
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	27,599
CESC Ltd.	50,091	406,664
CEZ A/S(a)	9,499	185,595
Cia de Transmissao de Energia Eletrica Paulista (Preference)	4,339	71,369
Cia Energetica de Minas Gerais	1,577	3,249

	Shares	Value
Electric Utilities – (continued)
Cia Energetica de Minas Gerais (Preference)	45,571	$90,197
Cia Paranaense de Energia	200	1,077
Cia Paranaense de Energia (Preference)	2,500	20,524
CPFL Energia S.A.*	17,700	102,328
E.CL S.A.	11,616	20,186
EDP – Energias do Brasil S.A.	11,890	43,724
Enea S.A.	7,827	24,179
Energa S.A.	14,299	46,568
Enersis S.A.	656,847	111,647
Equatorial Energia S.A.	5,900	72,288
First Philippine Holdings Corp.	177,590	252,253
Inter RAO UES PJSC	2,009,315	55,838
Interconexion Electrica S.A. ESP	29,282	89,312
Isagen S.A. ESP*	11,611	16,710
Korea District Heating Corp.	2,065	127,952
Korea Electric Power Corp.	14,750	800,026
Light S.A.	59,000	177,301
Luz del Sur SAA	7,464	24,662
Manila Electric Co.	7,080	51,793
PGE Polska Grupa Energetyczna S.A.	38,994	134,547
Reliance Infrastructure Ltd.	9,232	74,957
Rosseti PJSC*	22,208,544	214,043
RusHydro PJSC	8,359,136	89,197
Tata Power Co., Ltd.	48,361	51,401
Tauron Polska Energia S.A.	36,838	28,546
Tenaga Nasional Bhd	82,600	303,631
Torrent Power Ltd.	17,541	62,080
Transmissora Alianca de Energia Eletrica S.A.	1,100	6,407
		3,831,588
Electrical Equipment – 0.5%
ABB India Ltd.	1,456	28,477
AcBel Polytech, Inc.	3,000	2,214
Alstom T&D India Ltd.	2,883	16,547
Amara Raja Batteries Ltd.	2,733	39,384
Bharat Heavy Electricals Ltd.	31,390	59,344
Bizlink Holding, Inc.	9,026	51,492
Boer Power Holdings Ltd.	4,000	2,248

See Accompanying Notes to the Financial Statements.

122	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – (continued)
Chicony Power Technology Co., Ltd.	118,000	$131,892
China High Speed Transmission Equipment Group Co., Ltd.	19,000	14,770
Crompton Greaves Ltd.*	12,473	10,841
CS Wind Corp.	2,542	46,070
Doosan Heavy Industries & Construction Co., Ltd.	2,184	50,028
ElSewedy Electric Co.	3,080	16,142
Havells India Ltd.	15,070	75,475
Jiangnan Group Ltd.	1,416,000	239,128
Korea Electric Terminal Co., Ltd.	144	11,299
Kung Long Batteries Industrial Co., Ltd.	5,000	20,696
LS Corp.	2,078	92,647
LS Industrial Systems Co., Ltd.	92	4,223
Schneider Electric Infrastructure Ltd.*	2,601	5,507
Shanghai Electric Group Co., Ltd., Class H(a)	134,000	56,314
Shihlin Electric & Engineering Corp.	26,000	31,923
Suzlon Energy Ltd.*	39,024	8,796
Tech Pro Technology Development Ltd.*	248,000	86,959
Teco Electric and Machinery Co., Ltd.	59,000	46,647
Voltronic Power Technology Corp.	1,260	19,885
Walsin Lihwa Corp.*	299,000	78,335
Welling Holding Ltd.	620,000	103,903
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	35,400	58,504
		1,409,690
Electronic Equipment, Instruments & Components – 3.4%
AAC Technologies Holdings, Inc.	20,000	139,097
Asia Optical Co., Inc.*	32,000	23,812
AU Optronics Corp.	473,000	137,854

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Aurora Corp.	7,000	$12,110
Boardtek Electronics Corp.	12,000	17,263
Cal-Comp Electronics Thailand PCL (NVDR)	906,700	78,392
Career Technology MFG. Co., Ltd.	236,000	134,636
Cheng Uei Precision Industry Co., Ltd.	11,000	14,154
Chimei Materials Technology Corp.	295,000	160,520
China Railway Signal & Communication Corp. Ltd., Class H* (b)	46,008	27,342
Chin-Poon Industrial Co., Ltd.	12,000	24,333
Chroma ATE, Inc.	13,000	28,859
Compeq Manufacturing Co., Ltd.	76,000	42,179
Coretronic Corp.	23,000	20,930
CrucialTec Co., Ltd.*	2,019	25,605
Daeduck Electronics Co.	24,898	166,074
DataTec Ltd.	147,146	466,422
Delta Electronics Thailand PCL (NVDR)	25,400	52,356
Delta Electronics, Inc.	64,728	301,032
Digital China Holdings Ltd.	65,000	44,997
Dynapack International Technology Corp.	88,000	132,465
E Ink Holdings, Inc.	48,000	22,323
Elite Material Co., Ltd.	8,000	14,287
Firich Enterprises Co., Ltd.	8,333	20,307
FLEXium Interconnect, Inc.	20,999	48,440
Flytech Technology Co., Ltd.	9,235	31,067
Hana Microelectronics PCL (NVDR)	54,700	52,069
HannStar Display Corp.*	2,065,000	240,094
Hollysys Automation Technologies Ltd.*	2,100	40,257
Hon Hai Precision Industry Co., Ltd.	767,000	1,833,495
Inari Amertron Bhd	43,125	30,137
Innolux Corp.	463,489	143,704
Ju Teng International Holdings Ltd.	708,000	318,532

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	123

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electronic Equipment, Instruments & Components – (continued)
KCE Electronics PCL (NVDR)	22,300	$50,116
KH Vatec Co., Ltd.	11,269	172,586
Kingboard Chemical Holdings Ltd.	24,800	47,828
Kingboard Laminates Holdings Ltd.	48,000	24,627
Largan Precision Co., Ltd.	3,000	211,143
LG Display Co., Ltd.	14,144	296,684
LG Innotek Co., Ltd.	999	64,618
Lotes Co., Ltd.	40,000	105,789
Merry Electronics Co., Ltd.	5,300	9,892
MIN AIK Technology Co., Ltd.	20,000	31,129
Nan Ya Printed Circuit Board Corp.	11,000	10,368
Partron Co., Ltd.	34,987	342,378
PAX Global Technology Ltd.(a)	33,000	28,545
Posiflex Technologies, Inc.	6,241	31,347
Redington India Ltd.	14,310	23,429
Samart Corp. PCL (NVDR)	29,300	13,421
Samsung Electro-Mechanics Co., Ltd.	1,829	83,632
Samsung SDI Co., Ltd.	1,770	177,093
SFA Engineering Corp.	909	45,474
Simplo Technology Co., Ltd.	9,000	30,416
Sinbon Electronics Co., Ltd.	1,159	2,415
Sunny Optical Technology Group Co., Ltd.(a)	16,000	49,502
Synnex Technology International Corp.	49,000	48,692
Taiflex Scientific Co., Ltd.	130,000	140,871
Taiwan PCB Techvest Co., Ltd.	7,662	7,424
Test Research, Inc.	20,280	28,672
Tong Hsing Electronic Industries Ltd.	118,000	339,150
Tongda Group Holdings Ltd.	330,000	68,066
TPK Holding Co., Ltd.	10,000	21,021
Tripod Technology Corp.	18,000	32,983
TXC Corp.	236,000	300,735

	Shares	Value
Electronic Equipment, Instruments & Components – (continued)
Wah Lee Industrial Corp.	177,000	$240,368
Walsin Technology Corp.	295,000	242,381
Wasion Group Holdings Ltd.(a)	21,100	11,751
Wintek Corp.* ^	64,000	3,631
WPG Holdings Ltd.	49,000	52,414
WT Microelectronics Co., Ltd.	354,000	426,407
Yageo Corp.	23,256	37,927
Zhen Ding Technology Holding Ltd.	26,150	55,052
		8,755,121
Energy Equipment & Services – 0.2%
Bumi Armada Bhd	132,900	26,876
China Oilfield Services Ltd., Class H(a)	124,000	107,900
Gulf International Services QSC	2,297	21,929
SapuraKencana Petroleum Bhd	59,000	24,920
Sinopec Oilfield Service Corp., Class H*	250,000	54,788
TMK PAO	198,299	153,133
UMW Oil & Gas Corp. Bhd*	87,700	20,990
Wison Engineering Services Co., Ltd.*	934,014	115,590
		526,126
Food & Staples Retailing – 1.5%
7-Eleven Malaysia Holdings Bhd	95,100	33,838
Al Meera Consumer Goods Co. QSC	314	17,874
Almacenes Exito S.A.	13,843	77,747
BGF retail Co., Ltd.	417	68,073
Big C Supercenter PCL (NVDR)	14,700	105,210
BIM Birlesik Magazalar A/S	9,181	202,394
Cencosud S.A.	46,636	125,386
Cia Brasileira de Distribuicao (Preference)	6,602	96,195
CJ Freshway Corp.	708	33,679
Clicks Group Ltd.	2,592	19,004

See Accompanying Notes to the Financial Statements.

124	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – (continued)
Cosco Capital, Inc.	2,206,600	$373,669
CP ALL PCL (NVDR)	127,420	166,890
DIXY Group PJSC*	46,079	237,937
Dongsuh Cos., Inc.	1,966	55,646
E-MART, Inc.	649	104,521
Eurocash S.A.	1,939	27,665
Grupo Comercial Chedraui S.A. de CV	9,800	27,897
GS Retail Co., Ltd.	662	31,084
Hyundai Greenfood Co., Ltd.	2,135	37,382
Magnit PJSC	1,829	254,546
Massmart Holdings Ltd.	4,015	34,576
Matahari Putra Prima Tbk PT	95,800	10,715
Pick’n Pay Holdings Ltd.	201,603	430,054
Pick’n Pay Stores Ltd.	1,584	8,251
President Chain Store Corp.	15,000	106,269
Puregold Price Club, Inc.	47,000	40,296
Raia Drogasil S.A.	6,400	102,970
Robinsons Retail Holdings, Inc.	20,030	32,894
Shoprite Holdings Ltd.	10,443	126,097
The SPAR Group Ltd.	5,092	76,394
Sumber Alfaria Trijaya Tbk PT	642,200	29,218
Sun Art Retail Group Ltd.(a)	89,500	67,149
Taiwan TEA Corp.	508,000	233,895
Wal-Mart de Mexico SAB de CV	171,100	425,022
		3,820,437
Food Products – 2.7%
Agthia Group PJSC	13,259	28,157
Alicorp SAA	36,489	69,548
Astra Agro Lestari Tbk PT*	14,000	17,091
Astral Foods Ltd.	28,674	261,692
AVI Ltd.	16,058	99,967
Binggrae Co., Ltd.	63	3,771
Biostime International Holdings Ltd.	2,500	6,961
BRF S.A.	23,600	334,632
Britannia Industries Ltd.	1,476	63,700
Charoen Pokphand Foods PCL (NVDR)	106,800	72,770

	Shares	Value
Food Products – (continued)
Charoen Pokphand Indonesia Tbk PT	339,500	$95,636
China Agri-Industries Holdings Ltd.*	59,705	20,550
China Foods Ltd.*	10,789	3,978
China Huishan Dairy Holdings Co., Ltd.(a)	219,000	81,872
China Huiyuan Juice Group Ltd.*	24,000	10,643
China Mengniu Dairy Co., Ltd.(a)	80,000	135,925
China Modern Dairy Holdings Ltd.	66,000	12,167
China Shengmu Organic Milk Ltd.* (b)	73,000	17,127
CJ CheilJedang Corp.	236	78,708
Cosumar	14,278	282,541
Daesang Corp.	945	23,720
Daesang Holdings Co., Ltd.	1,814	21,891
Dharma Satya Nusantara Tbk PT*	468,000	18,098
Dongwon F&B Co., Ltd.	79	20,384
Dongwon Industries Co., Ltd.	73	18,612
Dutch Lady Milk Industries Bhd	2,600	35,275
Easy Bio, Inc.	27,435	150,250
Genting Plantations Bhd	12,700	34,786
GlaxoSmithKline Consumer Healthcare Ltd.	270	24,007
Great Wall Enterprise Co., Ltd.	5,800	3,938
Gruma SAB de CV, Class B	8,005	117,454
Grupo Bimbo SAB de CV	41,300	126,461
Grupo Herdez SAB de CV	13,014	28,931
Grupo Industrial Maseca SAB de CV, Class B	4,800	6,364
Grupo Lala SAB de CV	9,600	25,786
Grupo Nutresa S.A.	9,735	88,736
Ichitan Group PCL (NVDR)	72,000	25,147
IJM Plantations Bhd	26,800	23,908
Illovo Sugar Ltd.	169,861	291,432
Indofood CBP Sukses Makmur Tbk PT	27,000	31,273

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	125

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food Products – (continued)
Indofood Sukses Makmur Tbk PT	185,500	$100,219
Industrias Bachoco SAB de CV	7,300	30,727
IOI Corp. Bhd	115,000	130,116
JBS S.A.	29,500	77,537
Juhayna Food Industries	10,936	8,867
Kaset Thai International Sugar Corp. PCL (NVDR)	10,400	2,099
Kernel Holding S.A.	1,680	22,628
Khon Kaen Sugar Industry PCL (NVDR)	273,504	31,790
Kuala Lumpur Kepong Bhd	16,100	98,582
Kulim Malaysia Bhd*	9,600	9,731
Lien Hwa Industrial Corp.	48,000	29,914
Lotte Confectionery Co., Ltd.^	33	72,349
Lotte Food Co., Ltd.	83	59,733
M Dias Branco S.A.	600	13,545
Maeil Dairy Industry Co., Ltd.	546	22,283
Marfrig Global Foods S.A.*	14,400	26,790
Mayora Indah Tbk PT	33,017	88,251
Namchow Chemical Industrial Co., Ltd.	17,000	31,572
Namyang Dairy Products Co., Ltd.	35	22,823
Nestle India Ltd.	649	56,020
Nestle Malaysia Bhd	2,200	42,226
Nong Shim Holdings Co., Ltd.	48	6,214
NongShim Co., Ltd.	178	58,349
Oceana Group Ltd.	7,100	60,257
Orion Corp.	118	96,314
Ottogi Corp.	66	47,325
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	62,400	7,263
Pioneer Foods Group Ltd.	1,536	18,012
PPB Group Bhd	10,300	42,661
Pulmuone Co., Ltd.	127	20,007
QL Resources Bhd	38,100	42,620
RCL Foods Ltd.	23,245	22,949
Sajo Industries Co., Ltd.*	1,914	96,926
Salim Ivomas Pratama Tbk PT	1,909,300	70,361

	Shares	Value
Food Products – (continued)
Samlip General Foods Co., Ltd.	241	$45,053
Samyang Corp.	2,722	232,209
Samyang Holdings Corp.	456	65,234
Sao Martinho S.A.	1,000	12,962
Sawit Sumbermas Sarana Tbk PT*	15,300	2,152
Shenguan Holdings Group Ltd.	836,000	86,217
Standard Foods Corp.	11,689	28,377
Tata Global Beverages Ltd.	7,341	13,286
Tenwow International Holdings Ltd.	531,000	154,703
Thai Union Group PCL (NVDR)	112,100	66,432
Thai Vegetable Oil PCL (NVDR)	287,970	212,288
Tiger Brands Ltd.	4,897	121,607
Tingyi Cayman Islands Holding Corp.(a)	66,000	77,170
Tongaat Hulett Ltd.	82,836	687,596
TSH Resources Bhd	24,000	12,472
Ulker Biskuvi Sanayi A/S	10,405	82,963
Uni-President China Holdings Ltd.(a)	66,000	61,600
Uni-President Enterprises Corp.	177,000	319,394
United Plantations Bhd	1,200	8,232
Universal Robina Corp.	23,530	104,583
Want Want China Holdings Ltd.(a)	236,000	181,932
Wei Chuan Foods Corp.*	154,000	95,256
Yashili International Holdings Ltd.	34,000	8,240
		7,060,907
Gas Utilities – 0.7%
China Gas Holdings Ltd.(a)	75,640	109,406
China Resources Gas Group Ltd.	32,000	90,754
China Tian Lun Gas Holdings Ltd.*	34,500	25,795
Cia de Gas de Sao Paulo – COMGAS (Preference), Class A	2,100	24,038

See Accompanying Notes to the Financial Statements.

126	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Gas Utilities – (continued)
E1 Corp.	2,124	$116,695
Empresa de Energia de Bogota S.A. ESP	129,902	84,252
ENN Energy Holdings Ltd.	26,000	127,198
GAIL India Ltd.	8,732	47,438
Gas Malaysia Bhd	20,300	12,004
Gasco S.A.	44,073	342,999
Great Taipei Gas Co., Ltd.	31,000	22,347
Gujarat State Petronet Ltd.	26,679	55,385
Indraprastha Gas Ltd.	4,015	34,702
Infraestructura Energetica Nova SAB de CV	6,400	25,119
Korea Gas Corp.	2,419	88,000
KyungDong City Gas Co., Ltd.	1,593	111,289
Perusahaan Gas Negara Persero Tbk	510,200	101,359
Petronas Gas Bhd	19,400	109,155
Samchully Co., Ltd.	2,183	205,962
Towngas China Co., Ltd.	20,000	10,390
		1,744,287
Health Care Equipment & Supplies – 0.1%
DIO Corp.*	1,162	55,581
Ginko International Co., Ltd.	2,000	21,703
Hartalega Holdings Bhd	9,400	10,323
InBody Co., Ltd.	1,220	47,862
i-SENS, Inc.*	942	29,639
Kossan Rubber Industries	4,800	7,372
Lifetech Scientific Corp.*	196,000	33,352
Microport Scientific Corp.*	11,000	5,729
Osstem Implant Co., Ltd.*	96	6,033
Pihsiang Machinery Manufacturing Co., Ltd.	5,000	10,898
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	64,000	38,529
St. Shine Optical Co., Ltd.	1,000	18,727
Suheung Co., Ltd.	550	22,181
Top Glove Corp. Bhd	9,600	12,189
Value Added Technologies Co., Ltd.	510	17,233

	Shares	Value
Health Care Equipment & Supplies – (continued)
Vieworks Co., Ltd.	760	$33,618
		370,969
Health Care Providers & Services – 0.6%
Apollo Hospitals Enterprise Ltd.	2,124	42,017
Bangkok Chain Hospital PCL (NVDR)	110,900	32,702
Bangkok Dusit Medical Services PCL (NVDR)	162,900	110,994
Banmedica S.A.	33,873	57,442
Bumrungrad Hospital PCL (NVDR)	15,200	88,337
Chabiotech Co., Ltd.*	384	4,769
China Pioneer Pharma Holdings Ltd.	46,000	10,911
Chularat Hospital PCL (NVDR)	157,300	12,880
Fortis Healthcare Ltd.*	9,651	25,484
IHH Healthcare Bhd	64,900	108,817
KPJ Healthcare Bhd	25,006	27,077
Life Healthcare Group Holdings Ltd.	34,993	92,265
Medicare Group	619	15,765
Medipost Co., Ltd.*	336	25,125
Mitra Keluarga Karyasehat Tbk PT	98,000	19,729
Netcare Ltd.	40,120	102,586
Odontoprev S.A.	12,500	38,361
Phoenix Healthcare Group Co., Ltd.^	7,000	10,630
Qualicorp S.A.	5,294	22,935
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	36,000	76,574
Siloam International Hospitals Tbk PT	22,800	14,609
Sinopharm Group Co., Ltd., Class H	35,200	151,106
Universal Health International Group Holding Ltd.	738,000	66,596
Universal Medical Financial & Technical Advisory Services Co., Ltd.* (b)	28,026	21,063

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	127

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – (continued)
Vibhavadi Medical Center PCL (NVDR)	4,034,200	$330,312
		1,509,086
Hotels, Restaurants & Leisure – 0.5%
Ajisen China Holdings Ltd.	48,000	20,420
Alsea SAB de CV	17,800	68,470
The Ambassador Hotel	24,000	19,124
AmRest Holdings SE*	240	14,043
Bloomberry Resorts Corp.*	79,300	7,205
Central Plaza Hotel PCL*	1,600	1,764
Central Plaza Hotel PCL (NVDR)*	12,500	13,778
China LotSynergy Holdings Ltd.	1,180,000	48,677
China Travel International Investment Hong Kong Ltd.(a)	172,200	50,391
Cox & Kings Ltd.	5,559	15,668
Famous Brands Ltd.	1,152	9,220
Formosa International Hotels Corp.	1,311	7,947
Genting Bhd	64,900	146,862
Genting Malaysia Bhd	78,800	90,167
Grand Korea Leisure Co., Ltd.	1,040	26,333
Haichang Ocean Park Holdings Ltd.* (b)	134,000	29,021
Hana Tour Service, Inc.	489	38,969
Imperial Pacific International Holdings Ltd.*	1,250,000	24,332
Indian Hotels Co., Ltd.*	30,874	48,966
Jinmao Investments and Jinmao China Investments Holdings Ltd.	41,500	23,486
Jollibee Foods Corp.	21,900	107,240
Jubilant Foodworks Ltd.	144	2,512
Kangwon Land, Inc.	3,186	119,258
Lion Travel Service Co., Ltd.	5,000	14,836
Magnum Bhd	16,900	10,512
Mahindra Holidays & Resorts India Ltd.	4,236	25,465
Minor International PCL (NVDR)	89,050	94,965

	Shares	Value
Hotels, Restaurants & Leisure – (continued)
MK Restaurants Group PCL (NVDR)	1,500	$2,222
Modetour Network, Inc.	741	18,892
Orbis S.A.	2,013	32,041
Paradise Co., Ltd.	1,338	20,374
Philweb Corp.	51,400	25,762
Shinsegae Food Co., Ltd.	120	14,639
Sun International Ltd.	2,112	11,468
Thomas Cook India Ltd.	3,534	9,710
Travellers International Hotel Group, Inc.	190,000	13,697
Tsogo Sun Holdings Ltd.	16,629	31,216
Wowprime Corp.	2,133	8,002
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)	206,500	122,454
		1,390,108
Household Durables – 1.7%
Ability Enterprise Co., Ltd.*	177,000	102,349
AmTRAN Technology Co., Ltd.	590,000	364,943
Arcelik A/S	17,385	116,904
Coway Co., Ltd.	1,593	137,853
Crompton Greaves Consumer Electricals Ltd.* ^	12,473	19,237
Cuckoo Electronics Co., Ltd.	79	14,456
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	206,500	620,553
Ez Tec Empreendimentos e Participacoes S.A.	53,100	255,436
Haier Electronics Group Co., Ltd.	59,000	99,636
Hanssem Co., Ltd.	540	90,521
Hyundai Livart Furniture Co., Ltd.	1,506	43,816
Kinpo Electronics, Inc.*	944,000	319,028
LG Electronics, Inc.	3,422	174,794
LG Electronics, Inc. (Preference)	690	18,864
MRV Engenharia e Participacoes S.A.	224,200	780,295

See Accompanying Notes to the Financial Statements.

128	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Household Durables – (continued)
Oriental Weavers	11,424	$8,491
PIK Group PJSC*	10,520	40,709
Skyworth Digital Holdings Ltd.	129,246	84,640
Steinhoff International Holdings N.V.	108,296	679,373
Symphony Ltd.	636	22,888
Tatung Co., Ltd.*	1,652,000	258,149
TCL Multimedia Technology Holdings Ltd.*	44,000	26,262
TTK Prestige Ltd.	202	13,664
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	19,212
Videocon Industries Ltd.	11,388	18,336
Whirlpool of India Ltd.*	2,289	25,778
Yuxing InfoTech Investment Holdings Ltd.	102,000	34,714
Zeng Hsing Industrial Co., Ltd.	4,000	18,045
		4,408,946
Household Products – 0.2%
Hindustan Unilever Ltd.	23,364	305,708
Jyothy Laboratories Ltd.	618	2,836
Kimberly-Clark de Mexico SAB de CV, Class A	47,200	112,205
Unilever Indonesia Tbk PT	29,500	95,235
Vinda International Holdings Ltd.	7,000	12,868
		528,852
Independent Power and Renewable Electricity Producers – 1.4%
Aboitiz Power Corp.	95,937	91,870
Adani Power Ltd.*	12,059	5,827
AES Gener S.A.	119,747	60,037
AES Tiete Energia S.A.	5,400	22,080
Aksa Enerji Uretim A/S*	23,830	24,390
Beijing Jingneng Clean Energy Co., Ltd., Class H	1,550,000	491,543
CGN Meiya Power Holdings Co., Ltd.* (a) (b)	944,000	143,598
CGN Power Co., Ltd., Class H(b)	295,000	94,693

	Shares	Value
Independent Power and Renewable Electricity Producers – (continued)
China Longyuan Power Group Corp. Ltd., Class H	134,000	$93,108
China Power International Development Ltd.	215,000	92,295
China Power New Energy Development Co., Ltd.	3,540,000	278,374
China Resources Power Holdings Co., Ltd.	106,420	180,266
Cia Energetica de Sao Paulo (Preference), Class B*	3,700	15,343
Colbun S.A.	138,415	37,313
Datang International Power Generation Co., Ltd., Class H	123,500	35,185
E.ON Russia JSC	177,178	7,229
Electricity Generating PCL (NVDR)	8,400	42,685
Empresa Nacional de Electricidad S.A.	92,335	85,013
Energy Development Corp.	273,600	34,370
Eneva S.A.*	3,599,200	135,591
First Gen Corp.	112,539	48,604
Glow Energy PCL (NVDR)	19,000	48,139
Huadian Fuxin Energy Corp. Ltd., Class H	1,974,000	432,604
Huadian Power International Corp. Ltd., Class H	118,000	60,695
Huaneng Power International, Inc., Class H	242,000	173,766
Huaneng Renewables Corp. Ltd., Class H(a)	296,000	87,764
Inter Far East Energy Corp. (NVDR)	72,600	14,757
JSW Energy Ltd.	24,223	24,723
Lopez Holdings Corp.	1,357,000	211,563
Malakoff Corp. Bhd	194,700	81,738
NHPC Ltd.	43,444	13,525
NTPC Ltd.	68,617	144,103
Ratchaburi Electricity Generating Holding PCL (NVDR)	21,400	30,939
Reliance Power Ltd.	43,613	33,500
Renova Energia S.A.*	2,400	9,542

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	129

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Independent Power and Renewable Electricity Producers – (continued)
SPCG PCL (NVDR)	43,600	$26,088
Superblock PCL (NVDR)*	243,200	12,811
Taiwan Cogeneration Corp.	53,000	39,767
Tractebel Energia S.A.	7,000	77,144
		3,542,582
Industrial Conglomerates – 2.1%
Aamal Co.*	3,738	13,433
Aboitiz Equity Ventures, Inc.	55,460	78,540
Aditya Birla Nuvo Ltd.	952	12,279
Alfa SAB de CV, Class A	123,900	233,923
Alliance Global Group, Inc.	214,500	66,334
AntarChile S.A.	2,559	26,638
Beijing Enterprises Holdings Ltd.	17,000	88,975
Berjaya Corp. Bhd	2,183,000	215,143
Berli Jucker PCL	200	215
Berli Jucker PCL (NVDR)	200	215
The Bidvest Group Ltd.	10,536	268,423
CITIC Ltd.(a)	413,000	604,816
CJ Corp.	413	77,569
DMCI Holdings, Inc.	232,650	61,924
Doosan Corp.	794	74,912
Enka Insaat ve Sanayi A/S	66,109	114,980
Far Eastern New Century Corp.	118,000	88,355
Fosun International Ltd.(a)	88,500	122,986
Grupo Carso SAB de CV	11,800	56,674
Grupo Industrial Saltillo SAB de CV	30,600	58,041
Grupo KUO SAB De CV(a)	14,400	27,742
Hanwha Corp.	2,246	74,512
HAP Seng Consolidated Bhd	37,300	73,139
Harim Holdings Co., Ltd.*	26,537	115,986
Hong Leong Industries Bhd	48,000	90,434
Hosken Consolidated Investments Ltd.	49,383	419,629
Industries Qatar QSC	2,106	60,752
Jaiprakash Associates Ltd.*	874,852	98,920
JG Summit Holdings, Inc.	94,620	164,469
KAP Industrial Holdings Ltd.	139,799	62,108

	Shares	Value
Industrial Conglomerates – (continued)
KOC Holding A/S	49,206	$257,626
Kolon Corp.	144	7,431
LG Corp.	4,071	243,317
LT Group, Inc.	54,200	17,802
Mannai Corp. QSC	192	4,726
MMC Corp. Bhd	34,200	18,385
Quinenco S.A.	30,977	60,973
Reunert Ltd.	17,713	89,360
Samsung C&T Corp.	3,009	345,953
San Miguel Corp.	52,300	74,734
Shanghai Industrial Holdings Ltd.	16,000	36,508
Siemens Ltd.	1,779	30,516
Sigdo Koppers S.A.	54,240	75,835
Sime Darby Bhd	76,700	151,181
SK Holdings Co., Ltd.	1,121	220,383
SM Investments Corp.	10,690	215,225
Turkiye Sise ve Cam Fabrikalari A/S	29,348	41,066
Yazicilar Holding A/S, Class A	4,309	23,779
		5,366,866
Insurance – 2.5%
Allianz Malaysia Bhd*	8,300	21,672
Anadolu Hayat Emeklilik A/S	10,458	21,445
Bajaj Finserv Ltd.	1,104	31,213
Bangkok Life Assurance PCL (NVDR)	13,540	14,827
BB Seguridade Participacoes S.A.	21,800	189,016
Cathay Financial Holding Co., Ltd.	295,000	331,558
China Life Insurance Co., Ltd.	118,000	89,086
China Life Insurance Co., Ltd., Class H	243,000	565,743
China Pacific Insurance Group Co., Ltd., Class H	94,400	333,440
China Reinsurance Group Corp., Class H*	354,000	83,056
China Taiping Insurance Holdings Co., Ltd.*	47,200	96,746
Discovery Ltd.(a)	11,387	102,156
Dongbu Insurance Co., Ltd.	1,985	122,124

See Accompanying Notes to the Financial Statements.

130	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Hanwha General Insurance Co., Ltd.	29,323	$208,457
Hanwha Life Insurance Co., Ltd.	9,210	53,996
Hyundai Marine & Fire Insurance Co., Ltd.	3,494	97,516
KB Insurance Co., Ltd.	2,202	59,910
Korean Reinsurance Co.	3,079	35,941
Liberty Holdings Ltd.	3,013	29,725
Long Bon International Co., Ltd.	236,000	135,367
LPI Capital Bhd	12,306	48,260
Max Financial Services Ltd.	2,832	15,592
Max India Ltd.* ^	2,832	1,872
Mercuries & Associates Holding Ltd.	295,000	171,038
Meritz Fire & Marine Insurance Co., Ltd.	1,700	24,096
MMI Holdings Ltd.(a)	56,537	94,370
Panin Financial Tbk PT*	10,997,600	150,938
The People’s Insurance Co. Group of China Ltd., Class H	357,320	144,638
PICC Property & Casualty Co., Ltd., Class H	259,634	475,275
Ping An Insurance Group Co. of China Ltd., Class H	177,000	836,262
Porto Seguro S.A.	3,700	29,786
Powszechny Zaklad Ubezpieczen S.A.	19,706	178,086
Qatar Insurance Co. SAQ	5,641	123,826
Qualitas Controladora SAB de CV*	171,100	230,940
Rand Merchant Investment Holdings Ltd.	59,114	177,541
Samsung Fire & Marine Insurance Co., Ltd.	1,357	350,743
Samsung Fire & Marine Insurance Co., Ltd. (Preference)	108	17,773
Samsung Life Insurance Co., Ltd.	3,481	334,535
Sanlam Ltd.(a)	49,737	242,008

	Shares	Value
Insurance – (continued)
Santam Ltd.	665	$11,013
Shin Kong Financial Holding Co., Ltd.	419,644	84,962
Sul America S.A.	15,061	72,320
Syarikat Takaful Malaysia Bhd	19,900	20,223
Taiwan Fire & Marine Insurance Co., Ltd.	15,000	9,557
Tongyang Life Insurance Co., Ltd.	1,754	16,318
		6,484,966
Internet & Catalog Retail – 0.1%
B2W Cia Digital*	5,926	23,527
CJ O Shopping Co., Ltd.	31	5,436
Cogobuy Group* (b)	10,000	14,541
GS Home Shopping, Inc.	85	13,764
Hyundai Home Shopping Network Corp.	35	4,101
Interpark Corp.	1,402	24,055
Interpark Holdings Corp.	1,875	14,498
NS Shopping Co., Ltd.*	708	93,207
		193,129
Internet Software & Services – 1.8%
Addcn Technology Co., Ltd.	1,300	9,996
Ahnlab, Inc.	620	36,077
Daou Technology, Inc.	192	3,943
HC International, Inc.* ^	40,000	27,020
Info Edge India Ltd.	3,962	44,903
Just Dial Ltd.	624	7,963
Kakao Corp.	885	78,061
KT Hitel Co., Ltd.*	1,063	8,182
NAVER Corp.	944	560,899
PChome Online, Inc.	4,913	52,172
SBS Contents Hub Co., Ltd.	660	6,980
SINA Corp.*	2,500	125,225
Sohu.com, Inc.*	1,200	53,916
Tencent Holdings Ltd.(a)	178,188	3,650,038
Tian Ge Interactive Holdings Ltd.* (b)	48,000	39,416
		4,704,791

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	131

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
IT Services – 1.3%
Chinasoft International Ltd.*	118,000	$42,897
Cielo S.A.	35,400	342,121
eClerx Services Ltd.	1,429	28,430
EOH Holdings Ltd.	3,031	29,614
HCL Technologies Ltd.	17,818	201,551
Hexaware Technologies Ltd.	12,138	44,138
Hi Sun Technology China Ltd.*	204,000	36,028
Infosys Ltd.	66,611	1,213,218
Kginicis Co., Ltd.	1,317	19,881
Mindtree Ltd.	6,648	68,033
Mphasis Ltd.	1,440	10,621
My EG Services Bhd	151,100	77,745
Nan Hai Corp. Ltd.*	1,650,000	40,839
NHN KCP Corp.	907	18,826
Persistent Systems Ltd.	4,630	51,832
Posco ICT Co., Ltd.*	4,677	23,562
Samsung SDS Co., Ltd.	1,239	185,404
SONDA S.A.	7,485	14,952
Systex Corp.	16,000	26,937
Tata Consultancy Services Ltd.	15,517	593,146
Tech Mahindra Ltd.	14,278	104,647
TravelSky Technology Ltd., Class H	20,000	37,281
Vakrangee Ltd.	19,556	58,229
Wipro Ltd.	20,060	167,651
		3,437,583
Leisure Products – 0.1%
Giant Manufacturing Co., Ltd.	11,000	66,164
HLB, Inc.*	576	8,619
Johnson Health Tech Co., Ltd.	9,090	14,374
KMC Kuei Meng International, Inc.	2,158	8,163
Merida Industry Co., Ltd.	7,350	30,195
Samick Musical Instruments Co., Ltd.	5,259	14,239
Topkey Corp.	9,192	31,350
		173,104

	Shares	Value
Life Sciences Tools & Services – 0.0%†
Divi’s Laboratories Ltd.	3,488	$55,273
Machinery – 1.4%
AIA Engineering Ltd.	1,599	23,887
Airtac International Group	6,494	43,088
Ashok Leyland Ltd.	67,110	108,056
BEML Ltd.	768	10,663
China Conch Venture Holdings Ltd.	59,000	119,564
China Huarong Energy Co., Ltd.* (a)	115,100	11,128
China International Marine Containers Group Co., Ltd., Class H	42,992	67,282
China Yuchai International Ltd.	13,900	142,475
CIMC Enric Holdings Ltd.	14,000	7,363
CSBC Corp. Taiwan	24,000	11,497
Cummins India Ltd.	2,089	27,877
Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	5,023	24,335
Doosan Infracore Co., Ltd.*	2,100	14,431
Eicher Motors Ltd.	354	106,926
Haitian International Holdings Ltd.	30,000	51,359
Hanjin Heavy Industries & Construction Co., Ltd.*	49,147	175,124
Hiwin Technologies Corp.	9,581	42,182
Hy-Lok Corp.	601	15,007
Hyundai Elevator Co., Ltd.*	547	27,748
Hyundai Heavy Industries Co., Ltd.*	1,416	144,160
Hyundai Mipo Dockyard Co., Ltd.*	388	24,927
Hyundai Rotem Co., Ltd.*	1,857	29,255
King Slide Works Co., Ltd.	3,000	35,578
Kinik Co.	18,000	28,295
Lakshmi Machine Works Ltd.	148	7,899
Lonking Holdings Ltd.	1,475,000	247,190
Otokar Otomotiv ve Savunma Sanayi A/S	706	27,338
QST International Corp.	1,000	2,412
Rechi Precision Co., Ltd.	21,969	16,416

See Accompanying Notes to the Financial Statements.

132	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Samsung Heavy Industries Co., Ltd.*	9,360	$87,899
San Shing Fastech Corp.	4,400	8,131
Sany Heavy Equipment International Holdings Co., Ltd.*	164,000	32,770
Shanghai Mechanical and Electrical Industry Co., Ltd., Class B	162,400	371,896
Shanghai Zhenhua Heavy Industries Co., Ltd., Class B*	125,300	63,527
Shin Zu Shing Co., Ltd.	1,000	2,856
Sinotruk Hong Kong Ltd.	11,000	5,559
SKF India Ltd.*	1,144	21,838
Syncmold Enterprise Corp.	77,000	126,292
Thermax Ltd.	2,214	25,767
Turk Traktor ve Ziraat Makineleri A/S	923	27,383
United Tractors Tbk PT	67,200	76,433
WEG S.A.	29,500	129,941
Weichai Power Co., Ltd., Class H(a)	767,000	925,478
Yungtay Engineering Co., Ltd.	16,000	23,216
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H(a)	48,000	16,274
		3,538,722
Marine – 0.3%
Cia Sud Americana de Vapores S.A.*	736,752	15,517
Evergreen Marine Corp. Taiwan Ltd.	23,230	8,571
Grindrod Ltd.	19,248	19,423
Hanjin Shipping Co., Ltd.*	4,400	7,337
Hyundai Merchant Marine Co., Ltd.* ^	1,355	2,378
Korea Line Corp.*	1,439	22,480
MISC Bhd	35,400	76,572
Qatar Navigation QSC	1,324	32,919
Shipping Corp of India Ltd.*	84,901	89,535
Sincere Navigation Corp.	33,000	20,821

	Shares	Value
Marine – (continued)
Sinotrans Shipping Ltd.(a)	91,500	$16,160
Thoresen Thai Agencies PCL (NVDR)	46,419	12,293
Trencor Ltd.(a)	109,091	345,411
U-Ming Marine Transport Corp.	33,000	26,705
Wan Hai Lines Ltd.	32,000	17,611
Wisdom Marine Lines Co., Ltd.*	6,192	7,180
Yang Ming Marine Transport Corp.*	72,000	19,042
		739,955
Media – 1.7%
Alibaba Pictures Group Ltd.* (a)	530,000	124,349
Astro Malaysia Holdings Bhd	116,200	82,394
BEC World PCL (NVDR)	28,400	21,139
Cheil Worldwide, Inc.	1,603	23,636
CJ CGV Co., Ltd.	240	24,118
CJ E&M Corp.	691	40,815
CJ Hellovision Co., Ltd.	3,312	35,753
Cyfrowy Polsat S.A.*	14,228	90,438
Dish TV India Ltd.*	17,517	23,900
Global Mediacom Tbk PT	6,962,400	612,404
Grupo Televisa SAB	70,800	414,403
Hyundai Hy Communications & Network Co., Ltd.	38,409	124,726
IHQ, Inc.*	5,251	10,369
Innocean Worldwide, Inc.	184	13,323
KEYEAST Co., Ltd.*	4,710	15,254
KT Skylife Co., Ltd.	2,187	31,095
Loen Entertainment, Inc.*	236	16,032
Major Cineplex Group PCL (NVDR)	25,300	22,816
Media Nusantara Citra Tbk PT	246,500	43,924
Megacable Holdings SAB de CV	17,700	82,097
MNC Investama Tbk PT	2,357,400	30,209
Multiplus S.A.	3,500	38,126
Naspers Ltd., Class N	14,470	1,993,061
Network 18 Media & Investments Ltd.*	27,440	16,816

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	133

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Media – (continued)
Phoenix Satellite Television Holdings Ltd.	20,000	$4,641
Plan B Media PCL (NVDR)	68,200	12,984
SBS Media Holdings Co., Ltd.	8,899	25,891
SHOWBOX Corp.	1,985	14,094
SM Entertainment Co.*	143	5,146
SMI Holdings Group Ltd.	256,014	24,422
Smiles S.A.	3,400	39,451
Star Media Group Bhd	20,000	12,441
Surya Citra Media Tbk PT	127,049	30,828
TV18 Broadcast Ltd.*	39,466	23,056
VGI Global Media PCL (NVDR)	70,796	9,242
Viva China Holdings Ltd.*	424,000	36,075
Wisdom Sports Group	71,000	27,824
YG Entertainment, Inc.	947	35,573
Zee Entertainment Enterprises Ltd.	15,635	97,798
		4,330,663
Metals & Mining – 4.5%
African Rainbow Minerals Ltd.	5,764	45,565
Alrosa PAO	108,162	123,575
Aluminum Corp. of China Ltd., Class H* (a)	150,000	50,276
Aneka Tambang Persero Tbk PT*	6,444,310	371,374
Angang Steel Co., Ltd., Class H(a)	126,000	59,774
Anglo American Platinum Ltd.*	2,929	84,928
AngloGold Ashanti Ltd.* (a)	13,157	209,684
Assore Ltd.	1,776	25,048
Bradespar S.A. (Preference)	178,545	439,274
China Hongqiao Group Ltd.(a)	34,000	24,939
China Metal Products	200,725	237,425
China Metal Recycling Holdings Ltd.* ^	51,000	—
China Molybdenum Co., Ltd., Class H^	172,200	28,858

	Shares	Value
Metals & Mining – (continued)
China Steel Corp.	413,000	$290,033
China Zhongwang Holdings Ltd.(a)	31,600	15,806
Chinalco Mining Corp. International*	128,000	13,696
Cia Minera Milpo SAA	433,459	336,832
Cia Siderurgica Nacional S.A.*	39,300	151,469
Dongkuk Steel Mill Co., Ltd.*	48,557	406,559
Eregli Demir ve Celik Fabrikalari TAS	96,622	161,480
Ezz Steel*	17,574	17,515
Feng Hsin Steel Co., Ltd.	26,000	36,679
Gerdau S.A.	12,700	20,683
Gerdau S.A. (Preference)	45,682	103,919
Gloria Material Technology Corp.	328,900	179,986
Gold Fields Ltd.(a)	33,724	153,819
Grupa Kety S.A.	649	55,898
Grupo Mexico SAB de CV	147,500	376,817
Grupo Simec SAB de CV* (a)	6,200	20,776
Hindalco Industries Ltd.	28,932	42,026
Honbridge Holdings Ltd.*	112,000	8,663
Hyundai Steel Co.	5,027	277,513
Impala Platinum Holdings Ltd.*	18,700	77,803
Industrias Penoles SAB de CV	7,200	113,049
Jastrzebska Spolka Weglowa S.A.*	35,962	184,997
Jiangxi Copper Co., Ltd., Class H	39,000	47,712
Jindal Steel & Power Ltd.*	282,444	297,220
JSW Steel Ltd.	4,973	102,954
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	631,536	334,493
KGHM Polska Miedz S.A.	8,032	156,359
KISCO Corp.	3,304	152,238
KISWIRE Ltd.	1,418	53,079
Korea Zinc Co., Ltd.	472	205,262
Koza Altin Isletmeleri A/S*	36,026	235,936
Kumba Iron Ore Ltd.*	4,511	36,795
Magnitogorsk Iron & Steel Works OJSC	17,322	6,356

See Accompanying Notes to the Financial Statements.

134	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Minera Frisco SAB de CV*	30,500	$21,883
MMC Norilsk Nickel PJSC	2,741	398,718
MMC Norilsk Nickel PJSC (ADR)	12,120	178,770
MMG Ltd.*	88,000	19,853
MOIL Ltd.	33,872	121,945
National Aluminium Co., Ltd.	27,956	19,451
Nickel Asia Corp.	101,064	11,467
NLMK PJSC	25,236	34,821
NMDC Ltd.	40,841	58,586
Northam Platinum Ltd.*	22,914	78,385
Poongsan Corp.	14,101	394,170
POSCO	4,602	971,372
Press Metal Bhd	549,500	412,143
Seah Besteel Corp.	761	19,469
SeAH Holdings Corp.	425	52,034
SeAH Steel Corp.	4,071	296,911
Severstal PAO	5,253	59,041
Severstal PAO (GDR)	2,805	32,594
Shougang Fushan Resources Group Ltd.	354,000	53,393
Sibanye Gold Ltd.	42,404	160,277
Stalprodukt S.A.	334	25,532
Steel Authority of India Ltd.	21,842	15,608
STP & I PCL	248,400	76,092
STP & I PCL (NVDR)	226,760	69,463
TA Chen Stainless Pipe	531,000	260,125
Tang Eng Iron Works Co., Ltd.*	8,000	10,939
Tata Steel Ltd.	12,905	68,309
Ton Yi Industrial Corp.	46,000	22,106
Tung Ho Steel Enterprise Corp.	32,000	20,538
Usinas Siderurgicas de Minas Gerais S.A.*	13,721	18,410
Vale Indonesia Tbk PT*	129,900	18,321
Vale S.A.	47,200	271,235
Vale S.A. (Preference)	64,900	296,590
Vedanta Ltd.	58,203	91,082
Volcan Cia Minera SAA, Class B*	1,891,173	364,505

	Shares	Value
Metals & Mining – (continued)
Yeong Guan Energy Technology Group Co., Ltd.	6,425	$41,734
Yieh Phui Enterprise Co., Ltd.	158,702	40,299
Young Poong Corp.	29	27,565
Zhaojin Mining Industry Co., Ltd., Class H	47,000	40,170
Zijin Mining Group Co., Ltd., Class H	238,000	78,851
		11,627,899
Multiline Retail – 0.8%
Aeon Co. M Bhd	10,800	7,796
El Puerto de Liverpool SAB de CV	7,375	84,203
Far Eastern Department Stores Ltd.	57,012	30,580
Future Retail Ltd.	10,119	22,059
Golden Eagle Retail Group Ltd.(a)	14,000	16,135
Gwangju Shinsegae Co., Ltd.	373	85,770
Hyundai Department Store Co., Ltd.	773	100,068
Intime Retail Group Co., Ltd.	71,000	64,069
Lojas Americanas S.A.	5,250	16,705
Lojas Americanas S.A. (Preference)	30,446	141,166
Lojas Renner S.A.	23,600	141,225
Lotte Shopping Co., Ltd.	969	231,322
Maoye International Holdings Ltd.	591,000	61,712
Matahari Department Store Tbk PT	85,100	122,604
Poya International Co., Ltd.	4,080	43,263
Ripley Corp. S.A.	684,402	336,266
Robinson Department Store PCL (NVDR)	6,500	9,583
SACI Falabella	32,745	253,505
Shinsegae Co., Ltd.	413	76,663
Springland International Holdings Ltd.	767,000	139,415
Taiwan FamilyMart Co., Ltd.	2,000	12,991
Woolworths Holdings Ltd.	23,545	152,105
		2,149,205

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	135

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Multi-Utilities – 0.2%
Qatar Electricity & Water Co. QSC	959	$55,012
Tianjin Development Holdings Ltd.	298,000	148,670
YTL Corp. Bhd	352,300	140,686
YTL Power International Bhd	266,960	102,506
		446,874
Oil, Gas & Consumable Fuels – 6.6%
AAG Energy Holdings Ltd.* (b)	306,016	49,706
Adaro Energy Tbk PT	1,431,600	79,244
AK Transneft OAO (Preference)	83	256,895
The Bangchak Petroleum PCL (NVDR)	10,400	9,230
Banpu PCL (NVDR)	13,800	5,057
Bashneft PAO	648	28,837
Bashneft PAO (Preference)	2,006	57,684
Bharat Petroleum Corp. Ltd.	5,369	79,163
Cairn India Ltd.	12,174	26,640
China Coal Energy Co., Ltd., Class H	171,000	81,122
China Petroleum & Chemical Corp., Class H	1,534,000	1,093,567
China Shenhua Energy Co., Ltd., Class H	206,500	349,260
CNOOC Ltd.	531,000	661,252
Coal India Ltd.	40,297	174,997
Cosan S.A. Industria e Comercio	8,000	73,537
Dana Gas PJSC*	2,641,430	409,920
Ecopetrol S.A.	364,392	180,765
Empresas COPEC S.A.	15,635	156,230
Energy Absolute PCL (NVDR)	73,800	45,003
Esso Thailand PCL (NVDR)*	781,100	117,400
Exxaro Resources Ltd.	6,974	44,138
Formosa Petrochemical Corp.	46,000	130,785
Gazprom PAO	555,802	1,447,624
Gazprom PAO (ADR)	73,857	381,693
The Great Eastern Shipping Co., Ltd.	38,940	192,763

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Grupa Lotos S.A.*	1,404	$10,909
GS Holdings Corp.	3,515	170,598
Hankook Shell Oil Co., Ltd.	56	23,149
Hindustan Petroleum Corp. Ltd.	5,289	66,481
Indian Oil Corp. Ltd.	28,233	184,411
Indo Tambangraya Megah Tbk PT	370,700	219,249
Inner Mongolia Yitai Coal Co., Ltd., Class B	65,800	53,101
IRPC PCL (NVDR)	448,700	65,513
Kunlun Energy Co., Ltd.(a)	136,022	118,536
Lubelski Wegiel Bogdanka S.A.	9,330	111,624
Lukoil PJSC	26,315	1,119,605
Lukoil PJSC (ADR)	589	24,965
Mangalore Refinery & Petrochemicals Ltd.*	8,266	8,424
MOL Hungarian Oil & Gas PLC	3,658	223,850
Novatek OAO	24,072	228,057
Oil & Natural Gas Corp. Ltd.	103,191	337,981
Oil India Ltd.	8,587	42,987
PetroChina Co., Ltd., Class H	708,000	521,152
Petroleo Brasileiro S.A.*	171,100	660,442
Petroleo Brasileiro S.A. (Preference)*	236,000	698,261
Petron Corp.	140,600	31,966
Petronas Dagangan Bhd	8,500	51,873
Polski Koncern Naftowy Orlen S.A.	17,261	310,669
Polskie Gornictwo Naftowe i Gazownictwo S.A.	52,038	69,206
PTT Exploration & Production PCL	469	1,010
PTT Exploration & Production PCL (NVDR)	86,121	185,531
PTT PCL (NVDR)	47,200	410,787
Qatar Fuel QSC	72	3,114
Qatar Gas Transport Co., Ltd.	10,191	64,815
Reliance Industries Ltd.	52,038	770,960
Rosneft OAO	69,555	377,441
Rosneft OAO (GDR)	3,546	19,361
Sasol Ltd.	16,461	539,075

See Accompanying Notes to the Financial Statements.

136	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Semirara Mining & Power Corp.	12,450	$33,722
Sinopec Kantons Holdings Ltd.	26,000	13,742
SK Gas Ltd.	2,974	222,123
SK Innovation Co., Ltd.	3,481	473,543
S-Oil Corp.	1,843	140,886
Sugih Energy Tbk PT*	431,300	11,283
Surgutneftegas OAO	429,651	226,508
Surgutneftegas OAO (ADR)	17,091	90,411
Surgutneftegas OAO (Preference)	325,337	211,250
Surgutneftegas OAO (Preference) (ADR)	12,172	77,292
Tambang Batubara Bukit Asam Persero Tbk PT	57,800	30,899
Tatneft PAO	46,617	245,724
Tatneft PAO (ADR)	6,184	193,868
Tatneft PAO (Preference)	968	2,873
Thai Oil PCL (NVDR)	60,200	113,748
Tupras Turkiye Petrol Rafinerileri A/S	3,658	96,677
Ultrapar Participacoes S.A.	17,700	372,229
Yanzhou Coal Mining Co., Ltd., Class H(a)	1,416,000	806,827
		17,221,220
Paper & Forest Products – 0.4%
Chung Hwa Pulp Corp.	81,171	25,066
Duratex S.A.	17,374	39,624
Empresas CMPC S.A.	44,318	99,076
Fibria Celulose S.A.	7,000	61,464
Hansol Paper Co., Ltd.	10,125	219,490
Lee & Man Paper Manufacturing Ltd.	59,000	38,714
Long Chen Paper Co., Ltd.	413,000	172,868
Mondi Ltd.	4,012	77,373
Moorim P&P Co., Ltd.	17,051	64,873
Nine Dragons Paper Holdings Ltd.	91,000	65,576
Sappi Ltd.*	13,983	60,840
Superb Summit International Group Ltd.* ^	395,000	74,344

	Shares	Value
Paper & Forest Products – (continued)
Suzano Papel e Celulose S.A. (Preference), Class A	24,782	$94,581
YFY, Inc.	31,000	9,659
		1,103,548
Personal Products – 0.7%
Amorepacific Corp.	1,003	358,717
Amorepacific Corp. (Preference)	166	33,145
AMOREPACIFIC Group	885	130,490
Bajaj Corp. Ltd.	4,145	24,190
Bioland Ltd.	931	19,283
Chlitina Holding Ltd.	1,000	7,054
CKH Food & Health Ltd.*	41,831	105,550
Colgate-Palmolive India Ltd.	1,572	19,928
Coreana Cosmetics Co., Ltd.	2,352	18,413
Cosmax BTI, Inc.	48	2,228
Cosmax, Inc.	216	26,635
COSON Co., Ltd.*	1,262	23,149
Dabur India Ltd.	13,688	56,915
Emami Ltd.	1,351	20,498
Godrej Consumer Products Ltd.	3,540	70,536
Grape King Bio Ltd.	8,000	48,244
Hengan International Group Co., Ltd.(a)	22,012	198,066
Hypermarcas S.A.	11,800	104,637
Karex Bhd	34,950	23,172
Korea Kolmar Co., Ltd.	240	18,367
Korea Kolmar Holdings Co., Ltd.	443	19,712
Leaders Cosmetics Co., Ltd.*	738	19,010
LG Household & Health Care Ltd.	354	312,865
LG Household & Health Care Ltd. (Preference)	64	33,084
Marico Ltd.	14,646	57,211
Microbio Co., Ltd.*	45,365	34,460
Natura Cosmeticos S.A.	8,400	62,072
Procter & Gamble Hygiene & Health Care Ltd.	207	19,706
		1,867,337

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	137

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – 1.6%
Abbott India Ltd.	619	$43,208
Adcock Ingram Holdings Ltd.	15,665	46,396
Ajanta Pharma Ltd.	1,415	32,308
Aspen Pharmacare Holdings Ltd.* (a)	8,378	198,202
Aurobindo Pharma Ltd.	7,172	82,170
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	34,000	36,554
Binex Co., Ltd.*	1,673	28,926
Boryung Pharmaceutical Co., Ltd.	327	16,158
Bukwang Pharmaceutical Co., Ltd.	1,006	25,119
Cadila Healthcare Ltd.	7,540	37,240
Center Laboratories, Inc.*	19,250	40,406
China Medical System Holdings Ltd.	39,000	50,779
China Shineway Pharmaceutical Group Ltd.	236,000	270,464
Chong Kun Dang Pharmaceutical Corp.	331	32,536
Chongkundang Holdings Corp.	2,185	169,714
Cipla Ltd.	8,142	65,917
Consun Pharmaceutical Group Ltd.	39,000	19,155
CSPC Pharmaceutical Group Ltd.	54,000	48,102
Dae Hwa Pharmaceutical Co., Ltd.	480	15,271
Daewoong Pharmaceutical Co., Ltd.	452	35,663
Dawnrays Pharmaceutical Holdings Ltd.	36,000	29,609
Dong-A Socio Holdings Co., Ltd.	267	43,586
Dong-A ST Co., Ltd.	271	34,012
DongKook Pharmaceutical Co., Ltd.	450	25,395
Dr Reddy’s Laboratories Ltd.	2,786	129,732
Genomma Lab Internacional SAB de CV, Class B* (a)	92,700	102,283

	Shares	Value
Pharmaceuticals – (continued)
GlaxoSmithKline Pharmaceuticals Ltd.	690	$38,816
Glenmark Pharmaceuticals Ltd.	5,609	70,140
Hanall Biopharma Co., Ltd.*	2,259	31,524
Hanmi Pharm Co., Ltd.	179	93,789
Hanmi Science Co., Ltd.	839	100,144
Hua Han Health Industry Holdings Ltd.	3,540,000	369,644
Huons Co., Ltd.^	889	63,121
Il Dong Pharmaceutical Co., Ltd.	838	20,777
Ilyang Pharmaceutical Co., Ltd.*	240	9,921
Jeil Pharmaceutical Co.	376	27,555
Jubilant Life Sciences Ltd.	4,445	26,762
JW Pharmaceutical Corp.	945	33,051
Kalbe Farma Tbk PT	427,200	44,541
Kolon Life Science, Inc.	96	14,467
Komipharm International Co., Ltd.*	2,044	71,219
Kwang Dong Pharmaceutical Co., Ltd.	5,143	46,266
Kyongbo Pharmaceutical Co., Ltd.	8,260	115,266
Lee’s Pharmaceutical Holdings Ltd.	20,000	16,217
LG Life Sciences Ltd.*	988	59,571
Lupin Ltd.	6,682	161,912
Luye Pharma Group Ltd.* (a)	67,500	46,989
Natco Pharma Ltd.	3,518	25,973
Piramal Enterprises Ltd.	3,700	66,394
Richter Gedeon Nyrt	3,422	68,092
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	6,000	16,320
Sino Biopharmaceutical Ltd.	118,000	83,968
SSY Group Ltd.	252,165	86,469
Strides Shasun Ltd.	3,347	54,547
Sun Pharma Advanced Research Co., Ltd.*	1,560	7,055
Sun Pharmaceutical Industries Ltd.	34,515	422,162
Tempo Scan Pacific Tbk PT	161,200	24,447

See Accompanying Notes to the Financial Statements.

138	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Tong Ren Tang Technologies Co., Ltd., Class H	33,000	$51,815
Torrent Pharmaceuticals Ltd.	2,551	55,006
TTY Biopharm Co., Ltd.	7,686	25,141
TWi Pharmaceuticals, Inc.*	3,000	10,511
Whanin Pharmaceutical Co., Ltd.	1,318	18,739
Wockhardt Ltd.*	384	5,743
Yuhan Corp.	372	95,334
YungShin Global Holding Corp.	13,650	20,357
		4,258,670
Professional Services – 0.0%†
Sporton International, Inc.	6,238	34,233
Real Estate Investment Trusts (REITs) – 1.0%
Arrowhead Properties Ltd.	96,712	58,652
Axis Real Estate Investment Trust	94,400	39,389
Capitaland Malaysia Mall Trust	72,500	26,725
Concentradora Fibra Danhos S.A. de CV	25,400	57,178
Concentradora Hipotecaria SAPI de CV	241,900	353,051
Emira Property Fund Ltd.	62,783	70,660
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	84,727	91,267
Fibra Uno Administracion S.A. de CV(a)	82,600	197,516
Fortress Income Fund Ltd.	43,985	116,625
Fortress Income Fund Ltd., Class A(a)	73,071	82,445
Growthpoint Properties Ltd.	69,010	122,391
Hyprop Investments Ltd.	9,395	81,404
KLCCP Stapled Group	9,500	17,534
Macquarie Mexico Real Estate Management S.A. de CV*	637,200	880,885
Pavilion Real Estate Investment Trust	11,800	5,044
PLA Administradora Industrial S de RL de CV*	35,400	65,678

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Prologis Property Mexico S.A. de CV*	9,600	$15,188
Redefine Properties Ltd.(a)	137,588	119,243
Resilient REIT Ltd.	15,349	147,096
SA Corporate Real Estate Fund Nominees Pty Ltd.	231,587	82,145
Sunway Real Estate Investment Trust	39,400	16,339
Vukile Property Fund Ltd.	16,272	19,943
		2,666,398
Real Estate Management & Development – 5.7%
8990 Holdings, Inc.	67,600	11,520
Agile Property Holdings Ltd.	57,750	32,906
Alam Sutera Realty Tbk PT	7,038,700	211,353
Aldar Properties PJSC	169,013	125,162
Amata Corp. PCL (NVDR)	50,200	17,102
AP Thailand PCL (NVDR)	680,900	116,960
Attacq Ltd.* (a)	37,996	55,812
Ayala Land, Inc.	171,100	126,443
Bangkok Land PCL (NVDR)	1,169,600	50,896
Barwa Real Estate Co.	5,648	52,447
Beijing Capital Land Ltd., Class H*	708,000	280,199
Beijing Properties Holdings Ltd.*	370,800	25,812
Belle Corp.	96,000	6,224
BR Malls Participacoes S.A.	12,500	61,725
BR Properties S.A.	9,600	28,320
Bumi Serpong Damai Tbk PT	479,100	67,208
C C Land Holdings Ltd.	1,003,000	292,216
Carnival Group International Holdings Ltd.*	409,223	53,281
Cathay Real Estate Development Co., Ltd.	23,000	10,198
Central China Real Estate Ltd.	480,016	92,201
Central Pattana PCL (NVDR)	25,700	38,811
China Aoyuan Property Group Ltd.	1,121,000	222,547
China Jinmao Holdings Group Ltd.(a)	138,000	39,672
China Merchants Land Ltd.	970,000	147,553
China Oceanwide Holdings Ltd.*	202,000	23,436

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	139

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
China Overseas Grand Oceans Group Ltd.	649,000	$207,487
China Overseas Land & Investment Ltd.	246,000	784,884
China Resources Land Ltd.	145,777	360,064
China SCE Property Holdings Ltd.	1,180,000	249,471
China South City Holdings Ltd.	112,000	21,513
China Vanke Co., Ltd., Class H	69,614	174,457
China Vast Industrial Urban Development Co., Ltd.(b)	413,000	132,037
Chong Hong Construction Co., Ltd.	177,000	283,722
CIFI Holdings Group Co., Ltd.	253,149	58,741
Ciputra Development Tbk PT	622,451	58,762
Colour Life Services Group Co., Ltd.	47,000	36,111
Corp. Inmobiliaria Vesta SAB de CV	29,500	48,291
Country Garden Holdings Co., Ltd.(a)	413,446	163,626
Dalian Wanda Commercial Properties Co., Ltd., Class H^ (a) (b)	35,400	233,879
DAMAC Properties Dubai Co. PJSC	93,397	65,605
Deyaar Development PJSC*	167,706	29,405
DLF Ltd.	5,566	10,867
Dongwon Development Co., Ltd.	29,031	110,325
DoubleDragon Properties Corp.	38,500	32,023
Douja Promotion Groupe Addoha S.A.	90,742	368,582
Eastern & Oriental Bhd*	151,474	59,326
Echo Investment S.A.	13,632	24,803
Eco World Development Group Bhd*	80,600	26,616
Emaar Malls Group PJSC	92,839	73,302
Emaar Properties PJSC	106,967	198,036

	Shares	Value
Real Estate Management & Development – (continued)
Evergrande Real Estate Group Ltd.(a)	295,000	$219,048
Ezdan Holding Group QSC	34,397	173,880
Fantasia Holdings Group Co., Ltd.	1,350,018	179,255
Filinvest Land, Inc.	7,375,000	287,843
Fullshare Holdings Ltd.*	132,500	42,361
Future Land Development Holdings Ltd.	1,224,000	175,146
Gemdale Properties & Investment Corp. Ltd.	4,406,000	227,195
Globe Trade Centre S.A.*	11,472	21,173
Godrej Properties Ltd.	3,326	17,051
Goldin Properties Holdings Ltd.*	44,000	18,264
Greenland Hong Kong Holdings Ltd.*	413,000	146,412
Greentown China Holdings Ltd.*	25,500	19,033
Grupo GICSA S.A. de CV*	65,710	51,864
Guangzhou R&F Properties Co., Ltd., Class H(a)	802,400	1,123,352
Guorui Properties Ltd.	11,000	3,829
Hanson International Tbk PT*	1,252,935	76,955
Highwealth Construction Corp.	54,150	81,427
Hongkong Land Holdings Ltd.	41,300	262,255
Hopson Development Holdings Ltd.*	24,000	22,895
Housing Development & Infrastructure Ltd.*	30,593	39,711
Huaku Development Co., Ltd.	177,000	312,808
Huang Hsiang Construction Corp.	97,000	86,164
Hung Sheng Construction Ltd.	413,000	203,600
Hydoo International Holding Ltd.	1,062,000	127,322
IGB Corp. Bhd	13,100	8,350
Iguatemi Empresa de Shopping Centers S.A.	4,800	36,875
IOI Properties Group Bhd	54,100	33,514
Joy City Property Ltd.	186,000	27,095
Kaisa Group Holdings Ltd.* ^	66,000	13,273
Kindom Construction Corp.	236,000	117,074

See Accompanying Notes to the Financial Statements.

140	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Korea Real Estate Investment & Trust Co., Ltd.	22,198	$68,382
KWG Property Holding Ltd.	46,418	30,159
Land & Houses PCL (NVDR)	104,100	25,183
Lippo Karawaci Tbk PT	853,100	65,658
Longfor Properties Co., Ltd.	62,000	87,279
LPN Development PCL (NVDR)	407,100	163,166
LSR Group PJSC	28,261	283,560
Mah Sing Group Bhd	1,047,410	391,455
MBK PCL (NVDR)	501,500	208,181
Medinet Nasr Housing*	7,914	18,101
Megaworld Corp.	413,000	33,207
Mingfa Group International Co., Ltd.* ^	36,000	8,771
Multiplan Empreendimentos Imobiliarios S.A.	1,400	24,058
Oberoi Realty Ltd.	1,621	6,838
Pakuwon Jati Tbk PT	1,037,300	41,294
Palm Hills Developments SAE	53,421	15,762
Parque Arauco S.A.	14,904	28,871
Poly Property Group Co., Ltd.	71,000	19,038
Powerlong Real Estate Holdings Ltd.(a)	885,000	191,667
Prince Housing & Development Corp.	59,197	21,658
Pruksa Real Estate PCL (NVDR)	24,700	18,209
Quality Houses PCL (NVDR)	352,625	22,411
Radium Life Tech Co., Ltd.*	531,000	165,459
Red Star Macalline Group Corp. Ltd., Class H* (b)	59,000	67,160
Redco Properties Group Ltd.(b)	56,000	39,633
Renhe Commercial Holdings Co., Ltd.*	746,000	25,485
Road King Infrastructure Ltd.	205,000	169,926
Robinsons Land Corp.	47,500	27,454
Ruentex Development Co., Ltd.	53,088	59,914
Sansiri PCL (NVDR)	4,248,000	187,287
Shanghai Industrial Urban Development Group Ltd.*	134,000	26,430

	Shares	Value
Real Estate Management & Development – (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B^	16,200	$54,043
Shenzhen Investment Ltd.	118,266	47,872
Shimao Property Holdings Ltd.	60,500	83,919
Shining Building Business Co., Ltd.*	267,371	95,747
Shui On Land Ltd.(a)	122,666	32,101
Sino-Ocean Land Holdings Ltd.	180,267	81,335
Sinyi Realty, Inc.	19,499	16,263
SM Prime Holdings, Inc.	359,900	173,857
SOHO China Ltd.(a)	84,500	42,592
SP Setia Bhd Group	15,359	12,660
Summarecon Agung Tbk PT	313,000	37,143
Sunac China Holdings Ltd.(a)	99,000	63,556
Sunshine 100 China Holdings Ltd.* (b)	590,000	261,641
Sunway Bhd	42,533	34,079
Supalai PCL (NVDR)	22,800	13,381
Taiwan Land Development Corp.	71,500	23,831
Talaat Moustafa Group	43,834	32,925
Times Property Holdings Ltd.	354,000	146,488
Top Spring International Holdings Ltd.	258,000	111,752
U City PCL (NVDR)*	30,211,700	25,948
UEM Sunrise Bhd	114,900	30,001
Union Properties PJSC	109,478	25,038
United Development Co. QSC	3,570	18,920
UOA Development Bhd	14,400	8,110
Vista Land & Lifescapes, Inc.	3,452,000	353,391
Wanda Hotel Development Co., Ltd.*	150,000	15,469
WHA Corp. PCL (NVDR)*	394,090	34,298
Wuzhou International Holdings Ltd.*	156,000	16,893
Yida China Holdings Ltd.	82,000	32,558
Yuexiu Property Co., Ltd.(a)	226,520	32,997
Yuzhou Properties Co., Ltd.* (a)	1,003,000	274,114
Zall Development Group Ltd.	69,000	28,286

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	141

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Zhuguang Holdings Group Co., Ltd.*	160,000	$30,320
		14,990,147
Road & Rail – 0.3%
Blue Bird Tbk PT	35,300	11,456
BTS Group Holdings PCL (NVDR)	92,840	24,453
CAR, Inc.* (a)	37,000	42,117
CJ Korea Express Corp.*	477	81,426
Container Corp. of India Ltd.	1,750	35,693
Dazhong Transportation Group Co., Ltd., Class B	49,800	61,802
Evergreen International Storage & Transport Corp.	66,000	26,704
Guangshen Railway Co., Ltd., Class H	118,000	61,303
JSL S.A.	100	269
Localiza Rent a Car S.A.	8,020	77,927
PKP Cargo S.A.	22,870	246,853
		670,003
Semiconductors & Semiconductor Equipment – 3.3%
A-DATA Technology Co., Ltd.	146,131	135,470
Advanced Semiconductor Engineering, Inc.	236,000	222,075
Advanced Wireless Semiconductor Co.	10,000	18,386
Ardentec Corp.	354,000	221,161
ASMedia Technology, Inc.	2,000	9,270
China Electronics Corp Holdings Co., Ltd.	46,000	13,698
Chipbond Technology Corp.	23,000	30,664
ChipMOS Technologies, Inc.	8,000	7,739
Darwin Precisions Corp.	49,000	18,383
Dongbu HiTek Co., Ltd.*	19,162	327,103
Elan Microelectronics Corp.	11,000	11,408
Elite Advanced Laser Corp.	9,600	46,135
Elite Semiconductor Memory Technology, Inc.	236,000	192,075
eMemory Technology, Inc.	3,000	32,927
Eo Technics Co., Ltd.	535	53,246

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Epistar Corp.	20,436	$13,148
E-Ton Solar Tech Co., Ltd.*	314,000	97,842
Everlight Electronics Co., Ltd.	16,000	22,448
Faraday Technology Corp.	20,400	27,387
FocalTech Systems Co., Ltd.	236,000	203,051
GCL-Poly Energy Holdings Ltd.	966,020	144,457
GemVax & Kael Co., Ltd.*	336	6,075
Gigasolar Materials Corp.	1,380	23,019
Gigastorage Corp.*	8,000	5,978
Gintech Energy Corp.*	17,053	11,632
Globetronics Technology Bhd	16,200	14,183
Greatek Electronics, Inc.	13,000	14,833
G-SMATT GLOBAL Co., Ltd.*	1,146	35,404
Hansol Technics Co., Ltd.*	2,317	44,534
Hermes Microvision, Inc.	2,000	61,700
Holtek Semiconductor, Inc.	19,000	30,515
Hua Hong Semiconductor Ltd.* (b)	295,000	297,388
Inotera Memories, Inc.*	141,000	128,090
ISC Co., Ltd.	279	6,134
King Yuan Electronics Co., Ltd.	40,000	35,346
Kinsus Interconnect Technology Corp.	15,000	29,067
Koh Young Technology, Inc.	1,153	42,501
LEENO Industrial, Inc.	1,458	54,832
Lextar Electronics Corp.*	8,000	3,869
Macronix International*	61,000	6,809
MediaTek, Inc.	59,000	420,736
Motech Industries, Inc.*	5,000	4,728
Nanya Technology Corp.	19,897	23,257
Neo Solar Power Corp.	27,480	14,740
Novatek Microelectronics Corp.	13,000	45,546
Orient Semiconductor Electronics Ltd.*	34,000	13,019
Parade Technologies Ltd.	2,400	22,324
Phison Electronics Corp.	4,000	33,423
Pixart Imaging, Inc.	12,000	26,156
Powertech Technology, Inc.	24,000	48,665
Radiant Opto-Electronics Corp.	17,330	25,012

See Accompanying Notes to the Financial Statements.

142	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Realtek Semiconductor Corp.	17,070	$47,844
Semiconductor Manufacturing International Corp.*	944,000	77,884
Seoul Semiconductor Co., Ltd.	252	3,406
Shunfeng International Clean Energy Ltd.*	252,000	47,754
ShunSin Technology Holding Ltd.	10,000	27,284
Sigurd Microelectronics Corp.	224,000	164,599
Silergy Corp.	1,000	13,332
Silicon Works Co., Ltd.	384	10,751
Siliconware Precision Industries Co., Ltd.	73,000	108,415
Sino-American Silicon Products, Inc.*	27,000	28,797
Sitronix Technology Corp.	14,000	40,976
SK Hynix, Inc.	33,394	825,032
Sunplus Technology Co., Ltd.	40,000	15,502
Taiwan Semiconductor Manufacturing Co., Ltd.	649,000	3,018,324
Taiwan Surface Mounting Technology Corp.	236,000	196,465
Topco Scientific Co., Ltd.	87,327	158,122
United Microelectronics Corp.	708,000	263,417
Vanguard International Semiconductor Corp.	30,000	45,996
Win Semiconductors Corp.	31,604	59,773
Winbond Electronics Corp.*	91,000	23,644
Wonik IPS Co., Ltd.* ^	2,519	24,540
XinTec, Inc.	14,000	10,939
Xinyi Solar Holdings Ltd.(a)	120,000	47,491
		8,637,875
Software – 0.3%
Asseco Poland S.A.	2,616	39,653
Brogent Technologies, Inc.	4,389	36,810
CD Projekt Red S.A.*	10,537	70,204
Com2uSCorp*	169	19,193
Cyient Ltd.	1,968	13,633

	Shares	Value
Software – (continued)
Gamevil, Inc.*	528	$39,574
Hancom, Inc.	2,553	47,838
JoyCity Corp.*	758	19,692
Kingdee International Software Group Co., Ltd.(a)	118,000	38,485
Kingsoft Corp. Ltd.(a)	23,000	53,133
NCSoft Corp.	655	131,644
Neowiz Games Corp.*	1,456	19,104
NetDragon Websoft, Inc.	4,500	14,039
Nexon GT Co., Ltd.*	1,023	10,864
NHN Entertainment Corp.*	720	38,231
Oracle Financial Services Software Ltd.	797	43,357
Sinosoft Technology Group Ltd.	32,000	17,491
Soft-World International Corp.	16,000	29,318
TOTVS S.A.	3,800	30,955
Webzen, Inc.*	474	9,672
WeMade Entertainment Co., Ltd.*	1,023	23,613
X-Legend Entertainment Co., Ltd.	1,250	2,197
XPEC Entertainment, Inc.	8,185	26,012
		774,712
Specialty Retail – 1.4%
Ace Hardware Indonesia Tbk PT	199,900	14,021
Baoxin Auto Group Ltd.	669,000	424,313
Berjaya Auto Bhd	54,880	30,907
Cashbuild Ltd.	1,168	28,584
China Harmony New Energy Auto Holding Ltd.	22,000	13,698
China Yongda Automobiles Services Holdings Ltd.	413,000	220,950
China ZhengTong Auto Services Holdings Ltd.	649,000	266,052
Cia Hering	112,100	465,838
The Foschini Group Ltd.	7,734	83,253
GOME Electrical Appliances Holding Ltd.(a)	553,447	71,346
Hengdeli Holdings Ltd.	1,888,000	197,143

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	143

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Specialty Retail – (continued)
Home Product Center PCL (NVDR)	142,065	$32,740
Hotai Motor Co., Ltd.	8,000	79,124
Hotel Shilla Co., Ltd.	1,121	72,116
Italtile Ltd.	364,089	324,787
Kolao Holdings	1,207	10,858
The LEADCORP Inc.	697	5,139
LOTTE Himart Co., Ltd.	381	18,859
M.Video PAO	60,068	277,669
Mr Price Group Ltd.	6,844	87,273
National Petroleum Co., Ltd.	27,000	30,765
PC Jeweller Ltd.	1,509	8,204
Pou Sheng International Holdings Ltd.*	1,610,000	431,702
PTG Energy PCL (NVDR)	26,300	11,219
Senao International Co., Ltd.	18,000	24,054
Seobu T&D*	1,777	36,261
Shinsegae International Inc.	150	10,229
Super Group Ltd.*	8,832	25,623
Truworths International Ltd.	16,943	127,018
Zhongsheng Group Holdings Ltd.	477,500	245,607
		3,675,352
Technology Hardware, Storage & Peripherals – 4.7%
Acer, Inc.*	53,858	19,203
Adlink Technology, Inc.	13,223	27,305
Advantech Co., Ltd.	7,292	51,548
Asia Vital Components Co., Ltd.	236,000	185,856
Asustek Computer, Inc.	39,000	342,805
Casetek Holdings Ltd.	4,000	18,045
Catcher Technology Co., Ltd.	24,000	168,915
Chicony Electronics Co., Ltd.	21,326	51,244
Clevo Co.	39,322	34,442
CMC Magnetics Corp.*	1,458,301	148,303
Compal Electronics, Inc.	239,000	140,793
Coolpad Group Ltd.*	2,374,000	471,299
Elitegroup Computer Systems Co., Ltd.	247,530	151,958
Ennoconn Corp.	4,000	51,096
Foxconn Technology Co., Ltd.	34,678	71,607

	Shares	Value
Technology Hardware, Storage & Peripherals – (continued)
Gigabyte Technology Co., Ltd.	38,000	$40,647
HTC Corp.	40,000	102,192
IEI Integration Corp.	20,034	21,834
Inventec Corp.	160,000	105,913
KONA I Co., Ltd.	1,686	30,334
Legend Holdings Corp., Class H* (b)	23,600	57,074
Lenovo Group Ltd.(a)	236,000	187,712
Lite-On Technology Corp.	132,973	162,026
Micro-Star International Co., Ltd.	38,000	60,677
Mitac Holdings Corp.	17,000	12,123
Pegatron Corp.	103,000	218,116
Primax Electronics Ltd.	9,000	10,604
Qisda Corp.	83,000	26,377
Quanta Computer, Inc.	81,000	130,593
Ritek Corp.*	297,000	25,968
Samsung Electronics Co., Ltd.	6,844	7,478,304
Samsung Electronics Co., Ltd. (Preference)	1,180	1,080,165
Sindoh Co., Ltd.	3,894	167,120
Spigen Korea Co., Ltd.	52	2,469
TCL Communication Technology Holdings Ltd.	413,000	268,334
Transcend Information, Inc.	3,000	8,436
TSC Auto ID Technology Co., Ltd.	3,300	29,569
Wistron Corp.	185,232	109,693
		12,270,699
Textiles, Apparel & Luxury Goods – 1.4%
361 Degrees International Ltd.	649,000	233,423
Agabang&Company*	1,971	15,949
Aksa Akrilik Kimya Sanayii A/S	1,536	5,360
Alpargatas S.A. (Preference)	10,800	29,200
ANTA Sports Products Ltd.(a)	32,000	81,844
Arvind Ltd.	5,232	21,877
Bata India Ltd.	2,024	17,826
Belle International Holdings Ltd.	177,000	108,611
Billion Industrial Holdings Ltd.	70,000	43,134

See Accompanying Notes to the Financial Statements.

144	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Textiles, Apparel & Luxury Goods – (continued)
Bosideng International Holdings Ltd.	2,242,000	$182,084
C.banner International Holdings Ltd.*	9,000	3,631
CCC S.A.	506	22,520
China Dongxiang Group Co., Ltd.	96,000	19,801
China Lilang Ltd.	17,000	10,892
Cosmo Lady China Holdings Co., Ltd.(b)	15,000	11,660
Eclat Textile Co., Ltd.	6,528	74,584
Everest Textile Co., Ltd.	23,000	10,982
Feng TAY Enterprise Co., Ltd.	10,824	46,648
Fila Korea Ltd.	342	31,216
Formosa Taffeta Co., Ltd.	33,000	30,286
Forus S.A.	11,442	34,545
Fuguiniao Co., Ltd., Class H	318,600	163,054
Grendene S.A.	6,274	30,799
Handsome Co., Ltd.	910	35,421
Hansae Co., Ltd.	432	19,526
Hansae Yes24 Holdings Co., Ltd.	504	9,245
HOSA International Ltd.(a)	120,000	38,364
Ilshin Spinning Co., Ltd.	122	15,205
Kyungbang Ltd.	102	15,577
Lao Feng Xiang Co., Ltd., Class B	158,194	601,295
Lealea Enterprise Co., Ltd.	73,150	20,775
LF Corp.	952	21,515
Li Ning Co., Ltd.*	88,500	38,562
Li Peng Enterprise Co., Ltd.*	472,000	115,465
LPP S.A.	22	32,428
Luthai Textile Co., Ltd., Class B	212,400	282,572
Makalot Industrial Co., Ltd.	7,392	39,535
Nan Liu Enterprise Co., Ltd.	6,000	27,532
Nien Hsing Textile Co., Ltd.	171,546	126,055
Page Industries Ltd.	129	24,435
Peak Sport Products Co., Ltd.	590,000	164,286
Pou Chen Corp.	71,000	89,595
Rajesh Exports Ltd.	4,307	38,444
Relaxo Footwears Ltd.	3,920	28,793

	Shares	Value
Textiles, Apparel & Luxury Goods – (continued)
Ruentex Industries Ltd.	39,140	$54,730
Shenzhou International Group Holdings Ltd.(a)	14,000	72,552
SRF Ltd.	774	15,924
Tainan Spinning Co., Ltd.	48,555	19,646
Taiwan Paiho Ltd.	8,000	24,085
Texhong Textile Group Ltd.	236,000	231,217
TOPBI International Holdings Ltd.	18,000	66,412
Toung Loong Textile Manufacturing	7,000	18,643
Vardhman Textiles Ltd.	11,741	155,148
Welspun India Ltd.	10,560	15,912
XTEP International Holdings Ltd.	48,000	28,402
Youngone Corp.	640	25,670
Youngone Holdings Co., Ltd.	315	17,776
		3,760,668
Thrifts & Mortgage Finance – 0.5%
Dewan Housing Finance Corp. Ltd.	124,608	372,528
GRUH Finance Ltd.	2,738	10,621
Housing Development Finance Corp. Ltd.	52,156	855,860
Indiabulls Housing Finance Ltd.	9,971	104,212
LIC Housing Finance Ltd.	10,865	75,726
Malaysia Building Society Bhd*	16,430	5,467
		1,424,414
Tobacco – 0.4%
British American Tobacco Malaysia Bhd	2,100	24,663
Eastern Tobacco	425	8,610
Godfrey Phillips India Ltd.	9,617	131,242
Gudang Garam Tbk PT	13,000	68,263
ITC Ltd.	63,602	311,586
KT&G Corp.	4,484	484,055
		1,028,419

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	145

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Trading Companies & Distributors – 0.3%
Adani Enterprises Ltd.	6,485	$8,476
AKR Corporindo Tbk PT	54,500	26,861
Barloworld Ltd.	12,051	69,957
China Aircraft Leasing Group Holdings Ltd.	10,500	11,018
CITIC Resources Holdings Ltd.*	486,000	43,856
Hyundai Corp.	5,723	133,858
iMarketKorea, Inc.	1,530	22,761
Invicta Holdings Ltd.	46,905	179,606
LG International Corp.	2,006	66,726
Posco Daewoo Corp.	1,687	36,793
Sam Yung Trading Co., Ltd.	1,244	23,037
SK Networks Co., Ltd.	3,140	18,712
Yinson Holdings Bhd	89,500	63,233
		704,894
Transportation Infrastructure – 1.2%
Adani Ports & Special Economic Zone Ltd.	26,196	94,073
Airports of Thailand PCL	5,400	60,601
Airports of Thailand PCL (NVDR)	11,000	123,447
Arteris S.A.*	52,288	152,282
Bangkok Aviation Fuel Services PCL (NVDR)	18,800	19,241
Bangkok Expressway & Metro PCL (NVDR)	431,812	73,555
Beijing Capital International Airport Co., Ltd., Class H	54,000	58,127
CCR S.A.	38,400	178,380
China Merchants Holdings International Co., Ltd.	48,463	144,317
DP World Ltd.	5,133	97,014
EcoRodovias Infraestrutura e Logistica S.A.	780	1,693
Gateway Distriparks Ltd.	6,142	25,793
Grupo Aeroportuario del Centro Norte Sab de CV	4,800	27,899
Grupo Aeroportuario del Pacifico SAB de CV, Class B	12,900	122,077
Grupo Aeroportuario del Sureste SAB de CV, Class B*	5,900	91,005
Gujarat Pipavav Port Ltd.*	12,586	32,371

	Shares	Value
Transportation Infrastructure – (continued)
Hopewell Highway Infrastructure Ltd.(a)	19,000	$9,479
International Container Terminal Services, Inc.*	39,170	54,301
Jasa Marga Persero Tbk PT	34,500	14,257
Jiangsu Expressway Co., Ltd., Class H	40,000	52,699
Malaysia Airports Holdings Bhd	9,916	17,007
Novorossiysk Commercial Sea Port PJSC	2,154,680	132,913
OHL Mexico SAB de CV*	40,600	66,319
Promotora y Operadora de Infraestructura SAB de CV	6,415	81,713
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	24,181
Sebang Co., Ltd.	9,322	140,722
Shenzhen Expressway Co., Ltd., Class H	590,000	524,803
Shenzhen International Holdings Ltd.	32,162	52,655
Sociedad Matriz SAAM S.A.	144,912	11,256
TAV Havalimanlari Holding A/S	7,462	43,555
Tianjin Port Development Holdings Ltd.	1,192,400	181,384
Westports Holdings Bhd	27,200	28,896
Yuexiu Transport Infrastructure Ltd.(a)	590,000	396,264
Zhejiang Expressway Co., Ltd., Class H	32,000	32,754
		3,167,033
Water Utilities – 0.3%
Aguas Andinas S.A., Class A	64,290	37,261
Beijing Enterprises Water Group Ltd.*	140,000	83,922
China Everbright Water Ltd.*	8,500	4,111
China Water Affairs Group Ltd.	30,000	14,851
Cia de Saneamento Basico do Estado de Sao Paulo	16,600	126,564
CT Environmental Group Ltd.	157,600	46,118
Eastern Water Resources Development and Management PCL (NVDR)	23,200	8,369

See Accompanying Notes to the Financial Statements.

146	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Guangdong Investment Ltd.	72,000	$102,099
Inversiones Aguas Metropolitanas S.A.	1,920	3,130
Kangda International Environmental Co., Ltd.* (b)	102,000	23,142
Manila Water Co., Inc.	661,800	391,681
TTW PCL (NVDR)	42,200	12,444
		853,692
Wireless Telecommunication Services – 2.4%
Advanced Info Service PCL (NVDR)	35,444	158,296
America Movil SAB de CV	1,020,700	724,592
Axiata Group Bhd	100,300	145,065
Bharti Airtel Ltd.	46,728	256,148
Bharti Infratel Ltd.	16,756	94,718
China Mobile Ltd.	182,617	2,094,026
DiGi.Com Bhd	82,600	93,035
Empresa Nacional de Telecomunicaciones S.A.	4,993	43,572
Far EasTone Telecommunications Co., Ltd.	41,000	92,543
Global Telecom Holding SAE*	101,412	33,804
Globe Telecom, Inc.	1,360	63,638
Idea Cellular Ltd.	54,579	97,548
Intouch Holdings PCL (NVDR)	35,900	54,215
Maxis Bhd	62,508	89,606
MegaFon PJSC	8,941	102,289
Mobile TeleSystems PJSC	53,320	208,557
MTN Group Ltd.	50,150	527,148
Orascom Telecom Media and Technology Holding SAE*	1,938,150	161,513
Philippine Long Distance Telephone Co.	2,360	86,422
Reliance Communications Ltd.*	62,990	53,370
Sistema JSFC	287,406	86,423
SK Telecom Co., Ltd.	2,250	406,793
Taiwan Mobile Co., Ltd.	46,200	152,553
Tim Participacoes S.A.	21,600	48,072
Total Access Communication PCL (NVDR)	38,000	36,716

	Shares	Value
Wireless Telecommunication Services – (continued)
Tower Bersama Infrastructure Tbk PT*	55,500	$24,935
Turkcell Iletisim Hizmetleri A/S*	30,210	130,817
Vodacom Group Ltd.(a)	15,930	185,915
Vodafone Qatar QSC	6,402	21,106
XL Axiata Tbk PT*	165,500	44,174
		6,317,609
Total Common Stocks (Cost $264,029,034)		257,969,590
	Principal Amount
CORPORATE BOND – 0.0%†
Independent Power and Renewable Electricity Producers – 0.0%†
NTPC Ltd., Series 54 8.49%, due 03/25/2025	INR49,126	9,183
Total Corporate Bond (Cost $–)		9,183
	No. of Rights
RIGHTS – 0.0%†
Banpu PCL, expiring 05/31/2016 at 5.00 THB* ^	6,900	1,541
Cia de Gas de Sao Paulo – COMGAS, expiring 05/27/2016 at 38.12 BRL* ^	55	34
Cia de Transmissao de Energia Eletrica Paulista, expiring 05/05/2016 at 45.40 BRL*^	95	162
Curro Holdings Ltd., expiring 05/13/2016 at 33.00 ZAR*	1,353	649
Hanjin Kal Corp., expiring 06/09/2016 at 15950.00 KRW* ^	193	644

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	147

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

	No. of Rights	Value
Renova Energia S.A., expiring 05/11/2016 at 6.66 BRL*	826	$9
True Corp. PCL, expiring 06/21/2016 at 7.15 THB* ^	93,783	805
Usinas Siderurgicas de Minas Gerais S.A., expiring 05/23/2016 at 5.00 BRL*	2,778	64
Total Rights (Cost $2,850)		3,908
	No. of Warrants
WARRANTS – 0.0%†
Thoresen Thai Agencies PCL, expiring 02/28/2019 at 18.38 THB*	6,335	265
Total Warrants (Cost $–)		265
	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) – 0.6%
MONEY MARKET FUNDS(d) – 0.2%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	$100,000	100,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	100,000	100,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	100,000	100,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	100,000	100,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	100,000	100,000

	Principal Amount	Value
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	$100,000	$100,000
Total Money Market Funds (Cost $600,000)		600,000

REPURCHASE AGREEMENTS – 0.4%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $796,809, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $812,807	796,788	796,788
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $200,007, collateralized by various Common Stocks; total market value $222,225	200,000	200,000
Total Repurchase Agreements (Cost $996,788)		996,788
Total Securities Lending Reinvestments (Cost $1,596,788)		1,596,788
Total Investment Securities (Cost $265,628,672) – 99.7%		259,579,734
Other assets less liabilities – 0.3%		868,883
NET ASSETS – 100.0%		$260,448,617

See Accompanying Notes to the Financial Statements.

148	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $1,505,702 or 0.58% of net assets.

†	Amount represents less than 0.05%.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $9,750,728, which was collateralized in the form of cash with a value of $1,596,788; $1,726,397 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.88%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $7,184,620 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $10,507,805.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $1,596,788.

(d)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

BRL – Brazilian Real

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

THB – Thai Baht

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,694,524
Aggregate gross unrealized depreciation	(31,547,070)
Net unrealized depreciation	$(8,852,546)
Federal income tax cost of investments	$268,432,280

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI Emerging Markets Index Futures Contracts	59	06/17/2016	$2,473,280	$110,648

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For	Receipt Date	Unrealized Appreciation (Depreciation)
HKD	262,204	Societe Generale	USD 33,819	06/15/2016	$(4)
INR	6,383,957	Bank of New York	USD 93,890	06/15/2016	1,541
KRW	97,043,122	Morgan Stanley	USD 80,330	06/15/2016	4,783
RUB	329,028	Citibank N.A.	USD 4,481	06/15/2016	545
TWD	2,028,890	Morgan Stanley	USD 61,645	06/15/2016	1,288
ZAR	26,054	Bank of New York	USD 1,655	06/15/2016	166
USD	70,444	Morgan Stanley	BRL 265,588	06/15/2016	(5,424)
					$2,895

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	149

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Brazil	6.2%
Chile	1.2
China	24.5
Colombia	0.9
Czech Republic	0.1
Egypt	0.3
Hungary	0.2
India	7.7
Indonesia	2.5
Malaysia	2.5
Mexico	3.4
Morocco	0.3
Peru	0.8
Philippines	2.0
Poland	1.2
Qatar	0.6
Russia	4.0
South Africa	6.0
South Korea	16.6
Taiwan	12.6
Thailand	2.5
Turkey	2.0
United Arab Emirates	1.0
Other[1]	0.9
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

150	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND – 101.6%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund‡	52,100	$2,889,466
Total Investment Securities (Cost $2,924,969) – 101.6%		2,889,466
Liabilities in excess of other assets – (1.6%)		(46,670)
NET ASSETS – 100.0%		$2,842,796

‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

DKK – Danish Krone

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(37,336)
Net unrealized depreciation	$(37,336)
Federal income tax cost of investments	$2,926,802

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value April 30, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$—	$3,117,020	$192,051	$2,889,466	$72,129	$(11,791)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	182,297	The Toronto-Dominion Bank	AUD	237,000	05/24/2016	$1,591
USD	246,984	The Toronto-Dominion Bank	CAD	318,000	05/24/2016	(6,887)
USD	161,591	The Toronto-Dominion Bank	CHF	156,000	05/24/2016	(1,310)
USD	37,849	The Toronto-Dominion Bank	DKK	249,000	05/24/2016	(493)
USD	698,828	The Toronto-Dominion Bank	EUR	618,000	05/24/2016	(9,436)
USD	483,446	The Toronto-Dominion Bank	GBP	341,000	05/24/2016	(16,112)
USD	92,737	The Toronto-Dominion Bank	HKD	719,000	05/24/2016	28
USD	28,110	The Toronto-Dominion Bank	ILS	106,000	05/24/2016	(297)
USD	764,829	The Toronto-Dominion Bank	JPY	83,091,000	05/24/2016	(12,133)
USD	28,248	The Toronto-Dominion Bank	NOK	233,000	05/24/2016	(685)
USD	13,099	The Toronto-Dominion Bank	NZD	19,000	05/24/2016	(171)
USD	71,805	The Toronto-Dominion Bank	SEK	583,000	05/24/2016	(921)
USD	48,574	The Toronto-Dominion Bank	SGD	66,000	05/24/2016	(502)
						$(47,328)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	151

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUND – 100.8%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund‡	621,135	$27,373,419
Total Investment Securities (Cost $24,386,467) – 100.8%		27,373,419
Liabilities in excess of other assets – (0.8%)		(216,522)
NET ASSETS – 100.0%		$27,156,897

‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

Abbreviations:

BRL – Brazilian Real

CLP – Chilean Peso

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

TRY – Turkish Lira

TWD – Taiwan Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,965,574
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$2,965,574
Federal income tax cost of investments	$24,407,845

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2016, was as follows:

Security	Value November 9, 2015*	Purchases at Cost	Sales at Cost	Value April 30, 2016	Dividend Income	Realized Loss
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$—	$25,793,413	$1,406,946	$27,373,419	$71,518	$(64,816)

*	Commencement of investment operations.

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	72,583	Citibank N.A.	BRL	260,000	05/25/2016	$(2,200)
USD	1,568,232	Citibank N.A.	BRL	5,600,000	05/25/2016	(42,476)
USD	328,019	Citibank N.A.	CLP	219,510,000	05/25/2016	(3,690)
USD	14,982	Citibank N.A.	CLP	10,060,000	05/25/2016	(219)
USD	297,869	The Toronto-Dominion Bank	HKD	2,310,000	05/25/2016	10
USD	6,514,729	The Toronto-Dominion Bank	HKD	50,510,000	05/25/2016	1,827
USD	30,453	Citibank N.A.	IDR	404,220,000	05/25/2016	(98)
USD	332,197	Citibank N.A.	IDR	4,410,075,000	05/25/2016	(1,113)
USD	332,196	Citibank N.A.	IDR	4,410,075,000	05/25/2016	(1,112)
USD	2,032,951	Citibank N.A.	INR	136,040,000	05/25/2016	(9,072)
USD	92,976	Citibank N.A.	INR	6,230,000	05/25/2016	(539)
USD	4,437,293	Citibank N.A.	KRW	5,094,900,000	05/25/2016	(32,921)

See Accompanying Notes to the Financial Statements.

152	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	203,243	Citibank N.A.	KRW	233,500,000	05/25/2016	$(1,628)
USD	862,751	The Toronto-Dominion Bank	MXN	15,210,000	05/25/2016	(23,201)
USD	39,658	The Toronto-Dominion Bank	MXN	700,000	05/25/2016	(1,116)
USD	703,487	Citibank N.A.	MYR	2,750,000	05/25/2016	841
USD	33,223	Citibank N.A.	MYR	130,000	05/25/2016	7
USD	24,675	Citibank N.A.	PHP	1,160,000	05/25/2016	(34)
USD	549,441	Citibank N.A.	PHP	25,410,000	05/25/2016	8,198
USD	315,536	The Toronto-Dominion Bank	PLN	1,200,000	05/25/2016	1,559
USD	15,282	The Toronto-Dominion Bank	PLN	60,000	05/25/2016	(417)
USD	1,016,044	Citibank N.A.	RUB	68,350,000	05/25/2016	(33,891)
USD	46,814	Citibank N.A.	RUB	3,130,000	05/25/2016	(1,266)
USD	510,390	The Toronto-Dominion Bank	TRY	1,470,000	05/25/2016	(12,498)
USD	24,396	The Toronto-Dominion Bank	TRY	70,000	05/25/2016	(503)
USD	159,068	Citibank N.A.	TWD	5,150,000	05/25/2016	(641)
USD	3,478,395	Citibank N.A.	TWD	112,460,000	05/25/2016	(9,142)
USD	70,584	The Toronto-Dominion Bank	ZAR	1,030,000	05/25/2016	(1,700)
USD	1,527,174	The Toronto-Dominion Bank	ZAR	22,480,000	05/25/2016	(50,421)
						$(217,456)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	153

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.8%
Aerospace & Defense – 2.0%
General Dynamics Corp.	279	$39,205
L-3 Communications Holdings, Inc.	138	18,151
Spirit AeroSystems Holdings, Inc., Class A*	411	19,379
		76,735
Air Freight & Logistics – 0.5%
Expeditors International of Washington, Inc.	429	21,283
Airlines – 1.9%
Alaska Air Group, Inc.	51	3,592
Delta Air Lines, Inc.	447	18,626
JetBlue Airways Corp.*	834	16,505
Southwest Airlines Co.	429	19,138
United Continental Holdings, Inc.*	357	16,354
		74,215
Auto Components – 1.0%
The Goodyear Tire & Rubber Co.	645	18,686
Lear Corp.	189	21,759
		40,445
Automobiles – 1.2%
Ford Motor Co.	3,426	46,457
Banks – 4.7%
Bank of America Corp.	5,688	82,817
CIT Group, Inc.	462	15,971
Citigroup, Inc.	1,755	81,222
Wells Fargo & Co.	36	1,799
		181,809
Beverages – 0.6%
Dr. Pepper Snapple Group, Inc.	258	23,455
Biotechnology – 3.0%
Amgen, Inc.	252	39,892
Gilead Sciences, Inc.	762	67,216
United Therapeutics Corp.*	66	6,943
		114,051

	Shares	Value
Building Products – 0.6%
Masco Corp.	780	$23,954
Chemicals – 3.6%
Celanese Corp.	237	16,756
The Dow Chemical Co.	1,188	62,501
LyondellBasell Industries N.V., Class A	405	33,481
The Sherwin-Williams Co.	90	25,858
		138,596
Commercial Services & Supplies – 0.2%
Cintas Corp.	105	9,427
Communications Equipment – 2.0%
Cisco Systems, Inc.	2,751	75,625
Consumer Finance – 2.2%
Capital One Financial Corp.	531	38,439
Santander Consumer USA Holdings, Inc.*	1,848	24,338
Synchrony Financial*	681	20,818
		83,595
Containers & Packaging – 0.3%
Sealed Air Corp.	219	10,372
Diversified Consumer Services – 0.3%
H&R Block, Inc.	579	11,719
Diversified Financial Services – 0.8%
Berkshire Hathaway, Inc., Class B*	48	6,983
Voya Financial, Inc.	714	23,184
		30,167
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	1,290	50,078
Electric Utilities – 2.7%
Exelon Corp.	834	29,265
FirstEnergy Corp.	654	21,314
NextEra Energy, Inc.	453	53,264
		103,843
Energy Equipment & Services – 0.6%
National Oilwell Varco, Inc.	699	25,192

See Accompanying Notes to the Financial Statements.

154	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Food & Staples Retailing – 4.3%
CVS Health Corp.	690	$69,345
Sysco Corp.	585	26,951
Wal-Mart Stores, Inc.	1,014	67,806
		164,102
Food Products – 1.9%
Archer-Daniels-Midland Co.	609	24,324
Bunge Ltd.	396	24,750
Tyson Foods, Inc., Class A	342	22,510
		71,584
Health Care Equipment & Supplies – 1.1%
Baxter International, Inc.	621	27,461
Hologic, Inc.*	492	16,526
		43,987
Health Care Providers & Services – 4.8%
Aetna, Inc.	282	31,660
Anthem, Inc.	255	35,897
Cardinal Health, Inc.	318	24,950
Centene Corp.*	474	29,369
Express Scripts Holding Co.*	714	52,643
UnitedHealth Group, Inc.	81	10,666
		185,185
Hotels, Restaurants & Leisure – 3.0%
Carnival Corp.	498	24,427
Darden Restaurants, Inc.	339	21,103
McDonald’s Corp.	570	72,099
		117,629
Household Durables – 0.8%
Dr. Horton, Inc.	564	16,954
Toll Brothers, Inc.*	471	12,858
		29,812
Household Products – 0.6%
The Clorox Co.	177	22,166
Independent Power and Renewable Electricity Producers – 0.5%
NRG Energy, Inc.	1,281	19,343

	Shares	Value
Industrial Conglomerates – 0.6%
General Electric Co.	765	$23,524
Insurance – 4.7%
Aflac, Inc.	282	19,449
American International Group, Inc.	1,140	63,635
Arch Capital Group Ltd.*	288	20,301
Everest Re Group Ltd.	111	20,524
Loews Corp.	516	20,475
The Travelers Cos., Inc.	324	35,608
		179,992
Internet Software & Services – 2.1%
Alphabet, Inc., Class A*	15	10,618
Alphabet, Inc., Class C*	42	29,107
eBay, Inc.*	765	18,689
VeriSign, Inc.*	255	22,032
		80,446
IT Services – 4.1%
Accenture PLC, Class A	585	66,058
Amdocs Ltd.	351	19,845
Total System Services, Inc.	420	21,479
Vantiv, Inc., Class A*	195	10,635
The Western Union Co.	1,074	21,480
Xerox Corp.	2,091	20,074
		159,571
Machinery – 2.1%
Dover Corp.	348	22,864
Illinois Tool Works, Inc.	339	35,432
Stanley Black & Decker, Inc.	219	24,510
		82,806
Media – 2.0%
Discovery Communications, Inc., Class A*	696	19,008
Discovery Communications, Inc., Class C*	753	20,165
Liberty Braves Group, Class C*	52	776
Liberty Media Group, Class C*	130	2,340
Liberty SiriusXM Group, Class C*	522	16,714
News Corp., Class A	1,338	16,618
		75,621

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	155

FlexShares® US Quality Large Cap Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – 1.5%
Newmont Mining Corp.	891	$31,158
Nucor Corp.	504	25,089
		56,247
Multiline Retail – 1.7%
Kohl’s Corp.	354	15,682
Target Corp.	618	49,131
		64,813
Multi-Utilities – 1.8%
Consolidated Edison, Inc.	339	25,289
Public Service Enterprise Group, Inc.	567	26,156
SCANA Corp.	285	19,577
		71,022
Oil, Gas & Consumable Fuels – 5.4%
Chevron Corp.	174	17,779
Exxon Mobil Corp.	1,032	91,229
HollyFrontier Corp.	633	22,535
Marathon Petroleum Corp.	675	26,379
Tesoro Corp.	288	22,951
Valero Energy Corp.	489	28,787
		209,660
Pharmaceuticals – 5.7%
Johnson & Johnson	765	85,741
Merck & Co., Inc.	810	44,420
Pfizer, Inc.	2,760	90,280
		220,441
Professional Services – 0.5%
ManpowerGroup, Inc.	264	20,336
Real Estate Investment Trusts (REITs) – 2.3%
Digital Realty Trust, Inc.	273	24,018
Prologis, Inc.	573	26,020
Public Storage	153	37,456
		87,494
Real Estate Management & Development – 0.6%
Jones Lang LaSalle, Inc.	195	22,458

	Shares	Value
Semiconductors & Semiconductor Equipment – 3.8%
Intel Corp.	2,505	$75,851
KLA-Tencor Corp.	312	21,821
Lam Research Corp.	279	21,316
NVIDIA Corp.	741	26,328
		145,316
Software – 2.8%
Activision Blizzard, Inc.	744	25,646
CA, Inc.	744	22,067
Citrix Systems, Inc.*	288	23,570
Microsoft Corp.	711	35,457
		106,740
Specialty Retail – 4.2%
Bed Bath & Beyond, Inc.*	387	18,274
Best Buy Co., Inc.	606	19,440
Foot Locker, Inc.	315	19,354
The Home Depot, Inc.	642	85,957
Staples, Inc.	2,028	20,686
		163,711
Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	1,617	151,578
HP, Inc.	1,842	22,601
NetApp, Inc.	855	20,212
		194,391
Textiles, Apparel & Luxury Goods – 0.5%
Michael Kors Holdings Ltd.*	387	19,992
Tobacco – 1.9%
Altria Group, Inc.	1,152	72,242
Total Common Stocks (Cost $3,800,397)		3,851,649

Total Investment Securities (Cost $3,800,397) – 99.8%		3,851,649
Other assets less liabilities – 0.2%		6,260
NET ASSETS – 100.0%		$3,857,909

See Accompanying Notes to the Financial Statements.

156	FLEXSHARES SEMIANNUAL REPORT

FlexShares® US Quality Large Cap Index Fund (cont.)

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,001
Aggregate gross unrealized depreciation	(127,617)
Net unrealized appreciation	$50,384
Federal income tax cost of investments	$3,801,265

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	157

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.9%
Building Products – 0.1%
Universal Forest Products, Inc.	31,218	$2,392,860
Chemicals – 15.1%
Agrium, Inc.	272,448	23,516,747
CF Industries Holdings, Inc.	533,544	17,644,300
Incitec Pivot Ltd.	3,309,108	8,131,613
Israel Chemicals Ltd.	1,227,435	6,096,891
K+S AG (Registered)(a)	361,845	9,026,485
Monsanto Co.	820,182	76,834,650
The Mosaic Co.	722,271	20,216,365
Nufarm Ltd.	393,063	2,105,761
Potash Corp. of Saskatchewan, Inc.	1,875,918	33,247,150
The Scotts Miracle-Gro Co., Class A	87,978	6,227,083
Syngenta AG (Registered)	164,604	65,944,639
Tessenderlo Chemie N.V.*	69,531	2,389,916
Uralkali PJSC (GDR)* ^	250,823	3,168,127
Yara International ASA	334,884	13,408,086
		287,957,813
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	15,041,400	1,860,626
Electric Utilities – 0.0%†
Korea District Heating Corp.	4,257	263,774
Food Products – 9.3%
Archer-Daniels-Midland Co.	1,515,492	60,528,750
Bunge Ltd.	322,113	20,132,063
Charoen Pokphand Foods PCL (NVDR)	6,953,100	4,737,583
Charoen Pokphand Indonesia Tbk PT	12,771,000	3,597,533
CJ CheilJedang Corp.	18,447	6,152,238
Fresh Del Monte Produce, Inc.	72,369	3,130,683
Golden Agri-Resources Ltd.	16,034,700	4,772,055
GrainCorp Ltd., Class A(a)	393,063	2,456,722
IOI Corp. Bhd	5,676,000	6,422,097

	Shares	Value
Food Products – (continued)
Kuala Lumpur Kepong Bhd	851,400	$5,213,231
Marine Harvest ASA*	676,863	10,532,445
PPB Group Bhd	993,300	4,114,065
Tyson Foods, Inc., Class A	489,555	32,222,510
Wilmar International Ltd.(a)	5,250,300	14,492,476
		178,504,451
Household Durables – 0.1%
Sumitomo Forestry Co., Ltd.	141,900	1,702,880
Metals & Mining – 36.6%
Agnico Eagle Mines Ltd.(a)	345,686	16,368,076
Alcoa, Inc.	2,107,215	23,537,592
Anglo American PLC(a)	3,714,942	41,544,369
AngloGold Ashanti Ltd.* (a)	849,981	13,546,230
Antofagasta PLC(a)	710,919	5,032,167
Barrick Gold Corp.	1,863,217	36,130,881
BHP Billiton Ltd.(a)	6,358,539	100,350,090
Boliden AB	481,041	8,394,660
First Quantum Minerals Ltd.(a)	1,567,995	13,381,659
Franco-Nevada Corp.	267,797	18,835,155
Freeport-McMoRan, Inc.	3,022,470	42,314,580
Glencore PLC* (a)	25,690,995	61,306,989
Goldcorp, Inc.	1,423,257	28,724,203
Grupo Mexico SAB de CV	7,804,500	19,938,113
KGHM Polska Miedz S.A.	343,398	6,684,925
Korea Zinc Co., Ltd.	24,123	10,490,562
Lonmin PLC*	2	5
Mitsubishi Materials Corp.	2,168,000	7,152,708
MMC Norilsk Nickel PJSC (ADR)	1,185,131	17,480,682
Newcrest Mining Ltd.*	1,235,949	17,892,778
Newmont Mining Corp.	828,696	28,979,499
Norsk Hydro ASA(a)	2,100,120	9,136,116
Randgold Resources Ltd.	156,090	15,480,027
Rio Tinto PLC	2,355,540	79,381,755
Royal Gold, Inc.	131,967	8,263,774
Silver Wheaton Corp.	663,173	13,918,903
South32 Ltd.*	11,610,258	14,708,211
Southern Copper Corp.	319,275	9,472,889

See Accompanying Notes to the Financial Statements.

158	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Metals & Mining – (continued)
Sumitomo Metal Mining Co., Ltd.	956,031	$11,186,979
Vale S.A. (Preference)	4,257,000	19,454,298
		699,088,875
Multi-Utilities – 1.1%
Suez Environnement Co.(a)	414,348	7,640,633
Veolia Environnement S.A.(a)	559,086	13,738,691
		21,379,324
Oil, Gas & Consumable Fuels – 27.9%
Anadarko Petroleum Corp.	228,459	12,053,497
Apache Corp.	136,224	7,410,586
BP PLC	7,005,603	38,356,123
California Resources Corp.	27,868	61,311
Cameco Corp.	746,394	9,355,250
Canadian Natural Resources Ltd.	401,577	12,080,011
Cenovus Energy, Inc.	306,504	4,866,968
Chevron Corp.	664,092	67,856,921
China Petroleum & Chemical Corp., Class H	11,352,000	8,092,683
CNOOC Ltd.	5,676,000	7,068,293
Concho Resources, Inc.*	51,084	5,934,428
ConocoPhillips Co.	464,013	22,175,181
Devon Energy Corp.	156,090	5,413,201
Eni SpA	997,557	16,224,237
EOG Resources, Inc.	204,336	16,882,240
Exxon Mobil Corp.	1,045,803	92,448,985
Gazprom PAO (ADR)	2,074,238	10,719,662
Gazprom PAO (ADR)(OTC)	155,011	804,507
Hess Corp.	89,397	5,329,849
Lukoil PJSC (ADR)	166,023	7,036,885
Noble Energy, Inc.	158,928	5,738,890
Occidental Petroleum Corp.	285,219	21,862,036
PetroChina Co., Ltd., Class H	8,514,000	6,267,073
Pioneer Natural Resources Co.	49,665	8,249,357
Repsol S.A.(a)	404,728	5,305,389
Royal Dutch Shell PLC, Class A(a)	2,105,744	54,892,314
Sasol Ltd.(a)	224,202	7,342,306

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Statoil ASA(a)	398,739	$7,046,460
Suncor Energy, Inc.	554,829	16,313,549
TOTAL S.A.(a)	882,980	44,427,337
Woodside Petroleum Ltd.	255,420	5,524,140
		533,139,669
Paper & Forest Products – 1.9%
Boise Cascade Co.*	63,855	1,332,654
Canfor Corp.*	116,358	1,274,494
Dongwha Enterprise Co., Ltd.*	18,447	667,842
Duratex S.A.	443,290	1,010,981
Interfor Corp.*	103,587	902,231
Mondi PLC(a)	591,723	11,337,940
Stella-Jones, Inc.(a)	63,855	2,445,413
UPM-Kymmene Oyj	783,288	14,964,277
West Fraser Timber Co., Ltd.	96,492	3,184,559
		37,120,391
Real Estate Investment Trusts (REITs) – 2.1%
Rayonier, Inc.	180,213	4,447,657
Weyerhaeuser Co.	1,087,338	34,925,296
		39,372,953
Trading Companies & Distributors – 1.5%
Marubeni Corp.(a)	3,689,400	20,209,892
Mitsui & Co., Ltd.	667,600	8,370,348
		28,580,240
Water Utilities – 3.1%
Aguas Andinas S.A., Class A	3,605,689	2,089,804
American States Water Co.	41,151	1,715,585
American Water Works Co., Inc.	205,755	14,970,734
Aqua America, Inc.	194,403	6,154,799
China Water Affairs Group Ltd.	1,166,334	577,363
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	18,436
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	281,382	2,149,758
Guangdong Investment Ltd.	3,557,576	5,044,776
Pennon Group PLC(a)	473,946	5,637,582

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	159

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Water Utilities – (continued)
Severn Trent PLC	295,152	$9,628,839
TTW PCL (NVDR)	1,844,700	543,957
United Utilities Group PLC	844,305	11,619,946
		60,151,579
Total Common Stocks (Cost $2,279,980,946)		1,891,515,435
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 7.3%
BANK NOTE – 0.1%
Bank of America N.A., Charlotte 0.78%, due 09/06/2016	$2,000,000	2,000,000
Total Bank Note (Cost $2,000,000)		2,000,000

CERTIFICATES OF DEPOSITS – 2.8%
Branch Banking & Trust Co. 0.56%, due 06/21/2016	3,000,000	3,000,000
Chiba Bank Ltd., New York Branch 0.61%, due 06/27/2016	3,000,000	3,000,000
Cooperatieve Rabobank UA, Netherlands 0.58%, due 05/02/2016	3,000,000	3,000,000
Credit Industriel et Commercial, New York 0.82%, due 08/22/2016	2,000,000	1,999,880
Credit Suisse AG, New York 0.63%, due 05/03/2016	3,000,000	3,000,000
0.87%, due 07/22/2016	2,000,000	1,999,918
1.00%, due 09/07/2016	1,000,000	1,001,990
DZ Bank AG, New York 0.60%, due 05/18/2016	1,000,000	1,000,000
KBC Bank N.V., Brussels 0.70%, due 05/03/2016	3,000,000	2,999,942
Landesbank Baden-Wuerttemberg, New York 0.55%, due 05/12/2016	5,000,000	5,000,000

	Principal Amount	Value
CERTIFICATES OF DEPOSITS – (continued)
Mitsubishi UFJ Trust & Banking Corp., New York 0.82%, due 09/02/2016	$1,000,000	$999,933
Mizuho Bank Ltd., New York 0.82%, due 08/05/2016	3,000,000	2,999,838
Mizuho Corporate Bank Ltd., London 0.72%, due 06/30/2016	3,000,000	2,997,720
Norinchukin Bank, New York 0.60%, due 06/13/2016	2,000,000	2,000,000
0.81%, due 09/16/2016	3,000,000	2,999,652
Societe Generale, New York 0.57%, due 07/05/2016	1,000,000	1,000,533
Standard Chartered Bank, New York 0.63%, due 06/17/2016	3,000,000	3,000,000
State Street Bank & Trust Co. 0.54%, due 05/20/2016	3,000,000	3,000,169
Sumitomo Mitsui Banking Corp., New York 0.84%, due 07/11/2016	2,000,000	1,999,920
Sumitomo Mitsui Trust Bank Ltd., New York 0.71%, due 08/01/2016	2,000,000	2,002,024
UBS AG, Stamford 0.82%, due 08/02/2016	2,700,000	2,699,857
Wells Fargo Bank San Francisco N.A. 0.79%, due 07/21/2016	2,000,000	1,999,914
Total Certificates of Deposits (Cost $53,696,578)		53,701,290

COMMERCIAL PAPERS – 0.8%
Abbey National Treasury Services PLC 0.63%, due 05/13/2016	3,000,000	2,999,422

See Accompanying Notes to the Financial Statements.

160	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
COMMERCIAL PAPERS – (continued)
ABN Amro Funding USA LLC 0.62%, due 05/17/2016	$3,000,000	$2,999,225
0.62%, due 06/02/2016	2,000,000	1,998,932
Engie S.A. 0.70%, due 05/23/2016	3,000,000	2,998,775
Toyota Motor Credit Corp. 0.70%, due 08/23/2016	3,000,000	2,999,814
Total Commercial Papers (Cost $13,996,354)		13,996,168

MASTER DEMAND NOTE – 0.1%
Natixis Financial Products LLC 0.64%, due 05/02/2016	2,800,000	2,800,000
Total Master Demand Note (Cost $2,800,000)		2,800,000

MONEY MARKET FUNDS(c) – 1.2%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	3,800,000	3,800,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	3,800,000	3,800,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	3,800,000	3,800,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	3,800,000	3,800,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	3,800,000	3,800,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	3,800,000	3,800,000
Total Money Market Funds (Cost $22,800,000)		22,800,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – 2.1%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $29,057,755, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $29,641,157	$29,057,004	$29,057,004
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $12,000,440, collateralized by various Common Stocks; total market value $13,333,496	12,000,000	12,000,000
Total Repurchase Agreements (Cost $41,057,004)		41,057,004

TIME DEPOSIT – 0.2%
Shinkin Central Bank 0.75%, due 07/08/2016	3,000,000	3,000,000
Total Time Deposit (Cost $3,000,000)		3,000,000
Total Securities Lending Reinvestments (Cost $139,349,936)		139,354,462
Total Investment Securities (Cost $2,419,330,882) – 106.2%		2,030,869,897
Liabilities in excess of other assets – (6.2%)		(118,910,829)
NET ASSETS – 100.0%		$1,911,959,068

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	161

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $3,168,127 or 0.17% of net assets.

†	Amount represents less than 0.05%.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $291,958,192, which was collateralized in the form of cash with a value of $139,326,422; $33,231,647 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $132,993,119 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $305,551,188.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $139,354,462.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL– Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

OTC – Over-the-counter

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,534,055
Aggregate gross unrealized depreciation	(482,886,778)
Net unrealized depreciation	$(391,352,723)
Federal income tax cost of investments	$2,422,222,620

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	16	06/17/2016	$1,647,280	$51,158
EURO STOXX 50® Index Futures Contracts	3	06/17/2016	102,291	4,267
FTSE 100® Index Futures Contracts	53	06/17/2016	4,822,978	50,204
FTSE/JSE Top 40 Index Futures Contracts	24	06/15/2016	793,972	4,121
Hang Seng Index Futures Contract	1	05/30/2016	134,417	(2,514)
Mini MSCI Emerging Markets Index Futures Contracts	69	06/17/2016	2,892,480	80,555
Russell 2000® Mini Index Futures Contracts	9	06/17/2016	1,015,830	60,657
S&P Toronto Stock Exchange 60® Index Futures Contracts	59	06/16/2016	7,665,384	313,827
SPI 200® Index Futures Contracts	20	06/16/2016	1,996,019	46,395
				$608,670

See Accompanying Notes to the Financial Statements.

162	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	633,941	Citibank N.A.	USD	475,815	06/15/2016	$7,087
GBP	634,120	Bank of New York	USD	909,503	06/15/2016	19,536
GBP	149,877	The Toronto-Dominion Bank	USD	213,862	06/15/2016	5,720
INR	317,242,033	Bank of New York	USD	4,665,736	06/15/2016	76,585
INR	26,949,662	Morgan Stanley	USD	400,000	06/15/2016	2,860
JPY	144,940,848	Morgan Stanley	USD	1,300,000	06/15/2016	56,243
RUB	3,582,804	Citibank N.A.	USD	48,789	06/15/2016	5,935
USD	600,000	Citibank N.A.	AUD	790,802	06/15/2016	(2,391)
USD	309,851	Morgan Stanley	BRL	1,168,200	06/15/2016	(23,857)
USD	31,016	Bank of Montreal	CAD	41,210	06/15/2016	(1,883)
USD	1,235,224	Citibank N.A.	CHF	1,214,629	06/15/2016	(34,444)
USD	1,110,000	The Toronto-Dominion Bank	EUR	980,583	06/15/2016	(14,625)
USD	1,703,433	Morgan Stanley	EUR	1,527,975	06/15/2016	(48,993)
USD	2,200,000	The Toronto-Dominion Bank	GBP	1,515,684	06/15/2016	(20,605)
USD	593,737	Societe Generale	HKD	4,603,289	06/15/2016	70
USD	320,000	Morgan Stanley	INR	21,626,240	06/15/2016	(3,282)
USD	470,000	The Toronto-Dominion Bank	JPY	53,183,790	06/15/2016	(27,652)
USD	73,068	Bank of New York	JPY	8,289,751	06/15/2016	(4,501)
USD	1,450,000	Morgan Stanley	JPY	161,596,802	06/15/2016	(62,096)
USD	167,536	Morgan Stanley	KRW	202,391,300	06/15/2016	(9,976)
USD	156,327	Societe Generale	SGD	215,523	06/15/2016	(3,867)
USD	375,860	Bank of New York	ZAR	5,916,562	06/15/2016	(37,564)
						$(121,700)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	163

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	7.9%
Belgium	0.1
Brazil	1.2
Canada	12.3
Chile	0.1
China	1.4
Finland	0.8
France	3.4
Germany	0.5
Indonesia	0.2
Israel	0.3
Italy	0.8
Japan	2.5
Malaysia	0.8
Mexico	1.0
Norway	2.1
Philippines	0.1
Poland	0.4
Russia	2.1
Singapore	1.0
South Africa	1.1
South Korea	0.9
Spain	0.3
Sweden	0.4
Switzerland	3.5
Thailand	0.3
United Kingdom	17.5
United States	35.9
Other[1]	1.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

164	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Air Freight & Logistics – 3.3%
bpost S.A.	46,365	$1,308,221
CTT-Correios de Portugal S.A.	70,531	651,755
Deutsche Post AG (Registered)	452,972	13,302,326
Oesterreichische Post AG* (a)	15,174	592,816
PostNL N.V.*	198,105	866,756
Royal Mail PLC(a)	388,061	2,767,883
Singapore Post Ltd.(a)	674,400	787,774
		20,277,531
Commercial Services & Supplies – 2.2%
China Everbright International Ltd.(a)	1,124,000	1,263,508
Clean Harbors, Inc.*	8,992	444,205
Cleanaway Co., Ltd.	40,000	217,034
Cleanaway Waste Management Ltd.	747,460	450,635
Daiseki Co., Ltd.(a)	17,800	340,711
Progressive Waste Solutions Ltd.	51,704	1,666,779
Republic Services, Inc.	41,026	1,931,094
Shanghai Youngsun Investment Co., Ltd.	56,200	145,839
Stericycle, Inc.*	14,612	1,396,323
Waste Connections, Inc.	21,075	1,417,926
Waste Management, Inc.	76,713	4,509,957
		13,784,011
Construction & Engineering – 0.1%
Fomento de Construcciones y Contratas S.A.*	82,614	717,424
Diversified Financial Services – 0.1%
Metro Pacific Investments Corp.	6,322,500	782,095
Diversified Telecommunication Services – 16.3%
AT&T, Inc.	747,179	29,005,489
BCE, Inc.	105,094	4,936,716
BT Group PLC	1,065,271	6,916,205
Cellnex Telecom SAU(b)	18,546	306,092
CenturyLink, Inc.	66,597	2,061,177
Chunghwa Telecom Co., Ltd.	579,304	1,957,776

	Shares	Value
Diversified Telecommunication Services – (continued)
Deutsche Telekom AG (Registered)	384,970	$6,739,544
Infrastrutture Wireless Italiane SpA* (b)	28,943	148,379
Koninklijke KPN N.V.	407,731	1,604,127
Level 3 Communications, Inc.*	31,472	1,644,727
Nippon Telegraph & Telephone Corp.	169,000	7,682,752
SBA Communications Corp., Class A*	15,455	1,592,483
Telefonica S.A.	535,305	5,838,048
Telstra Corp. Ltd.	1,483,399	6,067,820
Verizon Communications, Inc.	494,279	25,178,572
		101,679,907
Electric Utilities – 14.0%
American Electric Power Co., Inc.	84,300	5,353,050
Duke Energy Corp.	118,301	9,319,753
Edison International	55,919	3,954,032
Enel SpA	1,870,617	8,480,059
Exelon Corp.	157,922	5,541,483
Iberdrola S.A.	1,536,227	10,916,047
Korea Electric Power Corp.	139,938	7,590,107
NextEra Energy, Inc.	79,242	9,317,274
PG&E Corp.	84,300	4,906,260
PPL Corp.	115,772	4,357,658
The Southern Co.	156,236	7,827,424
SSE PLC	268,355	5,936,010
Xcel Energy, Inc.	87,391	3,498,262
		86,997,419
Gas Utilities – 1.4%
APA Group	263,859	1,761,935
Enagas S.A.	60,696	1,849,531
Korea Gas Corp.	12,926	470,232
Petronas Gas Bhd	168,600	948,631
Snam SpA	647,986	3,955,770
		8,986,099

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	165

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Health Care Providers & Services – 3.6%
Bangkok Dusit Medical Services PCL (NVDR)	4,496,200	$3,063,543
Bumrungrad Hospital PCL (NVDR)	196,700	1,143,146
Community Health Systems, Inc.*	20,232	386,027
HCA Holdings, Inc.*	54,233	4,372,264
Healthscope Ltd.	506,081	1,050,507
HealthSouth Corp.	15,736	652,415
IHH Healthcare Bhd	1,405,000	2,355,753
Life Healthcare Group Holdings Ltd.	427,963	1,128,398
LifePoint Health, Inc.*	7,587	512,578
Netcare Ltd.	558,347	1,427,686
Ramsay Health Care Ltd.	64,630	3,203,489
RHOEN-KLINIKUM AG	16,017	497,794
Tenet Healthcare Corp.*	17,141	543,198
Universal Health Services, Inc., Class B	15,736	2,103,588
		22,440,386
Industrial Conglomerates – 0.1%
Beijing Enterprises Holdings Ltd.	165,500	866,202
Media – 5.4%
Charter Communications, Inc., Class A*	8,992	1,908,462
Comcast Corp., Class A	303,199	18,422,371
DISH Network Corp., Class A*	27,257	1,343,497
Liberty Braves Group, Class C*	1	12
Liberty Global PLC*	70,531	2,581,435
Liberty Media Group, Class C*	6,182	111,276
SES S.A. (FDR)	41,588	1,134,852
Sirius XM Holdings, Inc.*	248,685	982,306
Time Warner Cable, Inc.	34,563	7,331,158
		33,815,369
Multi-Utilities – 8.9%
Consolidated Edison, Inc.	50,299	3,752,305
Dominion Resources, Inc.	102,284	7,310,238
E.ON SE	533,900	5,509,025
Engie S.A.(a)	433,583	7,151,102
National Grid PLC	1,048,130	14,967,134

	Shares	Value
Multi-Utilities – (continued)
Public Service Enterprise Group, Inc.	86,829	$4,005,422
Sempra Energy	40,464	4,181,954
Suez Environnement Co.(a)	152,302	2,808,469
Veolia Environnement S.A.(a)	242,784	5,966,049
		55,651,698
Oil, Gas & Consumable Fuels – 6.6%
Columbia Pipeline Group, Inc.	54,514	1,396,649
Enbridge, Inc.(a)	230,420	9,587,650
Inter Pipeline Ltd.(a)	89,639	1,920,018
Keyera Corp.(a)	46,084	1,486,711
Kinder Morgan, Inc.	341,415	6,063,530
Koninklijke Vopak N.V.	17,703	962,001
ONEOK, Inc.	35,968	1,300,243
Pembina Pipeline Corp.	100,329	3,018,841
Plains GP Holdings LP, Class A	38,778	383,902
Polskie Gornictwo Naftowe i Gazownictwo S.A.	434,426	577,749
Spectra Energy Corp.	115,491	3,611,404
TransCanada Corp.	189,394	7,877,557
Veresen, Inc.(a)	78,118	566,271
The Williams Cos., Inc.	128,698	2,495,454
		41,247,980
Real Estate Investment Trusts (REITs) – 2.4%
American Tower Corp.	51,423	5,393,244
Corrections Corp. of America	20,232	615,457
Crown Castle International Corp.	40,464	3,515,512
Digital Realty Trust, Inc.	17,703	1,557,510
DuPont Fabros Technology, Inc.	7,868	313,304
Equinix, Inc.	8,430	2,784,851
The GEO Group, Inc.	12,926	414,020
Keppel DC REIT	56,200	45,786
		14,639,684
Road & Rail – 17.9%
Aurizon Holdings Ltd.	988,839	3,222,281
Canadian National Railway Co.	326,803	20,157,113
Canadian Pacific Railway Ltd.	72,779	10,518,268
Central Japan Railway Co.	94,600	17,183,522

See Accompanying Notes to the Financial Statements.

166	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Road & Rail – (continued)
CSX Corp.	167,476	$4,567,070
East Japan Railway Co.	181,100	16,628,127
Hankyu Hanshin Holdings, Inc.	562,000	3,650,544
Kansas City Southern	18,827	1,783,858
Keikyu Corp.	281,000	2,607,907
Keisei Electric Railway Co., Ltd.	149,000	2,120,912
MTR Corp. Ltd.(a)	656,841	3,251,520
Norfolk Southern Corp.	51,423	4,633,727
Tobu Railway Co., Ltd.(a)	485,000	2,547,502
Union Pacific Corp.	146,682	12,795,071
West Japan Railway Co.	89,500	5,586,065
		111,253,487
Transportation Infrastructure – 8.5%
Abertis Infraestructuras S.A.(a)	229,858	3,876,619
Aena S.A.* (b)	34,844	4,970,613
Aeroports de Paris	15,736	1,980,753
Airports of Thailand PCL (NVDR)	196,800	2,208,577
Atlantia SpA	220,866	6,152,203
Auckland International Airport Ltd.	437,236	1,880,284
CCR S.A.	421,500	1,957,994
China Merchants Holdings International Co., Ltd.	603,117	1,796,009
COSCO Pacific Ltd.(a)	784,435	835,280
Flughafen Zuerich AG (Registered)* (a)	1,686	1,548,798
Groupe Eurotunnel SE (Registered)	219,461	2,802,660
Grupo Aeroportuario del Pacifico SAB de CV, Class B	168,600	1,595,520
International Container Terminal Services, Inc.*	775,560	1,075,157
Japan Airport Terminal Co., Ltd.(a)	35,100	1,317,132
Jiangsu Expressway Co., Ltd., Class H	612,000	806,301
Macquarie Atlas Roads Group	205,973	765,507
Promotora y Operadora de Infraestructura SAB de CV	109,590	1,395,942

	Shares	Value
Transportation Infrastructure – (continued)
Shenzhen International Holdings Ltd.	421,500	$690,075
Sydney Airport	1,053,469	5,474,932
Transurban Group	961,863	8,500,249
Westports Holdings Bhd	562,000	597,031
Westshore Terminals Investment Corp.(a)	26,695	390,856
		52,618,492
Water Utilities – 3.0%
Aguas Andinas S.A., Class A	1,212,234	702,593
American Water Works Co., Inc.	30,629	2,228,566
Aqua America, Inc.	29,786	943,025
Beijing Enterprises Water Group Ltd.*	2,248,000	1,347,548
Cia de Saneamento Basico do Estado de Sao Paulo	168,600	1,285,460
Guangdong Investment Ltd.	1,124,000	1,593,874
Pennon Group PLC(a)	195,014	2,319,689
Severn Trent PLC	112,962	3,685,196
United Utilities Group PLC	322,026	4,431,959
		18,537,910
Wireless Telecommunication Services – 5.2%
China Mobile Ltd.	702,500	8,055,403
KDDI Corp.	232,000	6,871,424
SoftBank Group Corp.	121,100	6,777,390
Vodafone Group PLC	3,225,318	10,356,692
		32,060,909
Total Common Stocks (Cost $588,598,272)		616,356,603
	Principal Amount
SECURITIES LENDING REINVESTMENTS(c) – 6.6%
CERTIFICATES OF DEPOSITS – 2.2%
Chiba Bank Ltd., New York Branch
0.61%, due 06/27/2016	$1,000,000	1,000,000
Cooperatieve Rabobank UA, Netherlands
0.58%, due 05/02/2016	1,000,000	1,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	167

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(c) – (continued)
CERTIFICATES OF DEPOSITS – (continued)
Credit Suisse AG, New York
0.63%, due 05/03/2016	$700,000	$700,000
0.87%, due 07/22/2016	1,000,000	999,959
1.00%, due 09/07/2016	1,000,000	1,001,990
KBC Bank N.V., Brussels
0.70%, due 05/03/2016	1,000,000	999,981
Mizuho Corporate Bank Ltd., London
0.72%, due 06/30/2016	2,000,000	1,998,480
Norinchukin Bank, New York
0.60%, due 06/13/2016	2,000,000	2,000,000
Standard Chartered Bank, New York
0.63%, due 06/17/2016	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp., New York
0.84%, due 07/11/2016	900,000	899,964
UBS AG, Stamford
0.82%, due 08/02/2016	500,000	499,974
Wells Fargo Bank San Francisco N.A.
0.79%, due 07/21/2016	1,000,000	999,957
Total Certificates of Deposits (Cost $13,097,625)		13,100,305

COMMERCIAL PAPERS – 0.3%
Abbey National Treasury Services PLC
0.63%, due 05/13/2016	700,000	699,865
ABN Amro Funding USA LLC
0.62%, due 05/17/2016	1,000,000	999,742
Total Commercial Papers (Cost $1,699,607)		1,699,607

MASTER DEMAND NOTE – 0.3%
Natixis Financial Products LLC
0.64%, due 05/02/2016	2,000,000	2,000,000
Total Master Demand Note (Cost $2,000,000)		2,000,000

	Principal Amount	Value
MONEY MARKET FUNDS(d) – 1.6%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	$2,500,000	$2,500,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	200,000	200,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	2,500,000	2,500,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	2,500,000	2,500,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	2,500,000	2,500,000
Total Money Market Funds (Cost $10,200,000)		10,200,000

REPURCHASE AGREEMENTS – 2.2%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $8,912,541, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $9,091,480	8,912,310	8,912,310

See Accompanying Notes to the Financial Statements.

168	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(c) – (continued)
REPURCHASE AGREEMENTS – (continued)
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $5,000,183, collateralized by various Common Stocks; total market value $5,555,623	$5,000,000	$5,000,000
Total Repurchase Agreements (Cost $13,912,310)		13,912,310
Total Securities Lending Reinvestments (Cost $40,909,542)		40,912,222
Total Investment Securities (Cost $629,507,814) – 105.6%		657,268,825
Liabilities in excess of other assets – (5.6%)		(34,979,864)
NET ASSETS – 100.0%		$622,288,961

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $65,722,381, which was collateralized in the form of cash with a value of $40,906,610; $8,110,937 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $19,216,320 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $68,233,867.

(b)	Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $40,912,222.

(d)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

EUR – Euro

FDR – Finnish Depositary Receipt

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – Korean Won

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SGD – Singapore Dollar

USD – US Dollar

ZAR – South African Rand

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,353,019
Aggregate gross unrealized depreciation	(20,403,188)
Net unrealized appreciation	$26,949,831
Federal income tax cost of investments	$630,318,994

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	28	06/17/2016	$2,882,740	$56,829
EURO STOXX 50® Index Futures Contracts	21	06/17/2016	716,039	(2,933)
FTSE 100® Index Futures Contracts	9	06/17/2016	818,996	9,768
Nikkei 225 Index Futures Contracts	12	06/09/2016	905,650	(29,246)
S&P Toronto Stock Exchange 60® Index Futures Contracts	4	06/16/2016	519,687	18,950
				$53,368

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	169

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	230,988	JPMorgan Chase & Co.	USD	180,000	06/15/2016	$(4,045)
BRL	359,000	Citibank N.A.	USD	97,862	06/15/2016	4,690
CHF	282,569	Citibank N.A.	USD	287,361	06/15/2016	8,013
EUR	353,834	Morgan Stanley	USD	394,465	06/15/2016	11,346
EUR	250,004	Bank of New York	USD	280,000	06/15/2016	6,728
GBP	90,358	Bank of New York	USD	130,000	06/15/2016	2,381
HKD	813,860	JPMorgan Chase & Co.	USD	105,032	06/15/2016	(72)
INR	212,601,745	Bank of New York	USD	3,126,772	06/15/2016	51,324
JPY	45,050,193	Bank of New York	USD	397,087	06/15/2016	24,458
KRW	25,340,480	Morgan Stanley	USD	20,976	06/15/2016	1,249
RUB	262,159	Citibank N.A.	USD	3,570	06/15/2016	434
SGD	126,000	JPMorgan Chase & Co.	USD	92,509	06/15/2016	1,144
ZAR	1,468,444	Morgan Stanley	USD	95,050	06/15/2016	7,558
USD	323,697	Citibank N.A.	AUD	431,270	06/15/2016	(4,821)
USD	95,220	Morgan Stanley	BRL	359,000	06/15/2016	(7,331)
USD	27,645	Bank of Montreal	CAD	36,730	06/15/2016	(1,679)
USD	220,000	Citibank N.A.	CHF	212,273	06/15/2016	(1,891)
USD	400,000	The Toronto-Dominion Bank	EUR	353,363	06/15/2016	(5,270)
USD	278,221	Bank of New York	GBP	193,980	06/15/2016	(5,976)
USD	104,973	Societe Generale	HKD	813,860	06/15/2016	12
USD	3,155,539	Morgan Stanley	INR	212,601,745	06/15/2016	(22,558)
USD	200,000	The Toronto-Dominion Bank	JPY	22,631,400	06/15/2016	(11,767)
USD	21,884	Morgan Stanley	KRW	25,340,480	06/15/2016	(342)
USD	3,806	Goldman Sachs & Co.	RUB	262,159	06/15/2016	(198)
USD	91,393	Societe Generale	SGD	126,000	06/15/2016	(2,261)
USD	93,285	Bank of New York	ZAR	1,468,444	06/15/2016	(9,323)
						$41,803

See Accompanying Notes to the Financial Statements.

170	FLEXSHARES SEMIANNUAL REPORT

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	4.9%
Austria	0.1
Belgium	0.2
Brazil	0.5
Canada	10.0
Chile	0.1
China	2.8
France	3.3
Germany	4.2
Hong Kong	0.5
Italy	3.0
Japan	11.8
Luxembourg	0.2
Malaysia	0.6
Mexico	0.5
Netherlands	0.6
New Zealand	0.3
Philippines	0.3
Poland	0.1
Portugal	0.1
Singapore	0.1
South Africa	0.4
South Korea	1.3
Spain	4.6
Switzerland	0.2
Taiwan	0.3
Thailand	1.0
United Kingdom	8.3
United States	38.7
Other[1]	1.0
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	171

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.6%
Capital Markets – 0.2%
Tricon Capital Group, Inc.	63,294	$432,538
Commercial Services & Supplies – 0.2%
McGrath RentCorp	16,764	408,706
Diversified Financial Services – 0.2%
Corp. Financiera Alba S.A.	7,062	289,729
Hotels, Restaurants & Leisure – 0.3%
Kyoritsu Maintenance Co., Ltd.	6,600	521,856
Household Durables – 0.5%
Iida Group Holdings Co., Ltd.(a)	52,800	1,031,869
Industrial Conglomerates – 1.0%
CK Hutchison Holdings Ltd.	66,000	791,265
Hopewell Holdings Ltd.	231,000	780,204
Shun Tak Holdings Ltd.	924,000	308,508
		1,879,977
Real Estate Investment Trusts (REITs) – 74.9%
Allied Properties Real Estate Investment Trust	19,536	551,331
Apple Hospitality REIT, Inc.	63,756	1,206,901
AvalonBay Communities, Inc.	48,774	8,622,755
Big Yellow Group PLC(a)	48,378	571,204
Brookfield Canada Office Properties	9,570	210,791
BWP Trust	228,426	610,132
Canadian Apartment Properties REIT	25,542	608,269
CapitaLand Retail China Trust	277,200	304,207
Charter Hall Retail REIT	162,030	588,589
Columbia Property Trust, Inc.	44,946	1,002,296
CoreSite Realty Corp.	10,560	791,261
Cousins Properties, Inc.	77,484	801,959
Derwent London PLC	40,194	1,933,625
Digital Realty Trust, Inc.	56,562	4,976,325
Duke Realty Corp.	133,122	2,911,378
DuPont Fabros Technology, Inc.	25,278	1,006,570
EPR Properties	22,242	1,465,303
Equity Lifestyle Properties, Inc.	30,624	2,097,438

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Equity Residential	117,744	$8,014,834
Eurocommercial Properties N.V. (CVA)	15,312	715,885
Extra Space Storage, Inc.	42,306	3,593,895
First Real Estate Investment Trust	270,367	251,448
Fonciere des Murs S.C.A.	17,226	516,329
Fortune Real Estate Investment Trust	528,000	579,921
Frasers Centrepoint Trust	343,200	497,928
Frontier Real Estate Investment Corp.	169	859,255
General Growth Properties, Inc.	220,770	6,188,183
Getty Realty Corp.	23,958	471,493
Global One Real Estate Investment Corp.	132	553,932
Goodman Group	121,770	640,279
Goodman Property Trust(a)	429,066	402,033
The GPT Group	690,954	2,652,327
Granite Real Estate Investment Trust	15,774	470,727
Great Portland Estates PLC(a)	130,548	1,449,597
Grivalia Properties REIC AE	28,248	242,654
Growthpoint Properties Australia Ltd.(a)	102,828	253,468
H&R Real Estate Investment Trust	53,988	944,768
Host Hotels & Resorts, Inc.(a)	210,870	3,335,963
Investa Office Fund	218,724	696,053
Japan Logistics Fund, Inc.	330	737,446
Japan Rental Housing Investments, Inc.	462	365,731
Kimco Realty Corp.	159,456	4,483,903
Land Securities Group PLC(a)	304,194	5,044,348
Link REIT	858,000	5,215,116
LTC Properties, Inc.	13,266	615,410
Mapletree Commercial Trust(a)	514,800	574,532
Mapletree Greater China Commercial Trust	785,400	601,884
Mapletree Industrial Trust(a)	467,463	558,222
Mid-America Apartment Communities, Inc.	28,842	2,760,468
Monogram Residential Trust, Inc.	62,040	628,465
Mori Trust Sogo Reit, Inc.	396	782,414

See Accompanying Notes to the Financial Statements.

172	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
National Retail Properties, Inc.	50,820	$2,223,883
Nomura Real Estate Master Fund, Inc.	1,386	2,200,864
Parkway Life Real Estate Investment Trust	257,400	469,201
Piedmont Office Realty Trust, Inc., Class A	54,978	1,094,612
Post Properties, Inc.	20,856	1,196,300
Precinct Properties New Zealand Ltd.(a)	566,280	504,863
Prologis, Inc.	201,036	9,129,045
PS Business Parks, Inc.	8,052	771,060
Public Storage	40,326	9,872,208
Pure Industrial Real Estate Trust	127,248	507,935
Ramco-Gershenson Properties Trust	30,822	545,858
Regency Centers Corp.	35,970	2,650,989
Retail Properties of America, Inc., Class A	92,070	1,472,199
RioCan Real Estate Investment Trust	60,216	1,311,426
Scentre Group(a)	2,050,224	7,338,107
Segro PLC	290,936	1,780,205
Shaftesbury PLC(a)	100,320	1,337,325
Shopping Centres Australasia Property Group	320,628	572,568
Simon Property Group, Inc.	23,892	4,806,354
Smart Real Estate Investment Trust	24,684	663,705
Societe Fonciere Lyonnaise S.A.	4,422	248,172
Sovran Self Storage, Inc.	13,068	1,388,083
Sunlight Real Estate Investment Trust	462,000	243,590
Terreis	4,554	160,129
Tritax Big Box REIT PLC	34,386	68,355
Unibail-Rodamco SE	7,524	2,016,522
Universal Health Realty Income Trust	8,580	468,468
Urstadt Biddle Properties, Inc., Class A	22,242	457,296
Vornado Realty Trust	9,042	865,591
Weingarten Realty Investors	44,946	1,659,406

	Shares	Value
Real Estate Investment Trusts (REITs) – (continued)
Workspace Group PLC(a)	45,540	$557,041
		144,540,605
Real Estate Management & Development – 20.8%
Allreal Holding AG (Registered)* (a)	5,082	708,882
Alrov Properties and Lodgings Ltd.	8,646	192,517
CA Immobilien Anlagen AG*	28,644	547,228
Castellum AB	60,786	973,643
Conwert Immobilien Invest SE*	36,102	571,863
Daejan Holdings PLC(a)	2,772	228,211
Daibiru Corp.	52,800	477,690
Daikyo, Inc.	264,000	434,263
Daito Trust Construction Co., Ltd.	27,600	3,997,028
Deutsche Wohnen AG	28,908	885,521
Fabege AB	49,830	832,317
Far East Orchard Ltd.	204,600	251,935
First Capital Realty, Inc.	42,174	683,821
Frasers Centrepoint Ltd.	171,600	213,215
Goldcrest Co., Ltd.	26,400	390,837
GuocoLand Ltd.	151,800	208,943
Heiwa Real Estate Co., Ltd.	39,600	509,643
Henderson Land Development Co., Ltd.	462,000	2,888,542
HKR International Ltd.	422,400	173,704
Ho Bee Land Ltd.	138,600	227,898
Hongkong Land Holdings Ltd.(a)	448,800	2,849,880
Hufvudstaden AB, Class A	44,154	684,673
Hysan Development Co., Ltd.(a)	264,000	1,169,030
Intershop Holding AG	528	247,887
Kabuki-Za Co., Ltd.	5,000	233,188
Leopalace21 Corp.	92,400	576,016
Liu Chong Hing Investment Ltd.	396,000	447,192
Melcor Developments Ltd.	20,460	226,716
Mitsubishi Estate Co., Ltd.	74,000	1,466,928
Mobimo Holding AG (Registered)* (a)	2,376	544,608
Morguard Corp.	2,772	328,652
Nomura Real Estate Holdings, Inc.	46,200	873,955
NTT Urban Development Corp.(a)	52,800	515,194

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	173

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – (continued)
Olav Thon Eiendomsselskap ASA	12,078	$208,491
Open House Co., Ltd.	26,400	592,177
PATRIZIA Immobilien AG*	18,810	435,836
PSP Swiss Property AG (Registered)(a)	15,708	1,514,261
Raysum Co., Ltd.	13,200	103,384
Relo Holdings, Inc.	4,400	586,009
Sagax AB, Class B	27,126	234,152
Sim Lian Group Ltd.	330,000	195,194
Soundwill Holdings Ltd.	165,000	216,109
Sponda Oyj	85,404	371,902
The St. Joe Co.*	31,284	527,135
Swire Pacific Ltd., Class A	198,000	2,153,006
Swire Pacific Ltd., Class B	330,000	644,073
Swire Properties Ltd.	158,400	412,479
TAI Cheung Holdings Ltd.	264,000	202,155
Takara Leben Co., Ltd.(a)	79,200	527,038
TOC Co., Ltd.	26,400	219,106
Tokyu Fudosan Holdings Corp.	198,000	1,402,720
The UNITE Group PLC	34,056	315,546
United Industrial Corp. Ltd.	112,200	242,089
UOL Group Ltd.*	184,800	844,219
Wheelock & Co., Ltd.(a)	330,000	1,531,480
Wihlborgs Fastigheter AB	9,834	199,807
Wing Tai Holdings Ltd.(a)	369,600	515,606
Yanlord Land Group Ltd.	541,200	487,223
		40,242,817
Road & Rail – 0.5%
Sotetsu Holdings, Inc.(a)	152,000	998,701
Total Common Stocks (Cost $175,320,099)		190,346,798
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 8.8%
CERTIFICATES OF DEPOSITS – 1.0%
Chiba Bank Ltd., New York Branch
0.61%, due 06/27/2016	$300,000	300,000

	Principal Amount	Value
CERTIFICATES OF DEPOSITS – (continued)
Cooperatieve Rabobank UA, Netherlands
0.58%, due 05/02/2016	$300,000	$300,000
Credit Suisse AG, New York
0.63%, due 05/03/2016	400,000	400,000
Mizuho Corporate Bank Ltd., London
0.72%, due 06/30/2016	500,000	499,620
Norinchukin Bank, New York
0.60%, due 06/13/2016	400,000	400,000
Total Certificates of Deposits (Cost $1,899,411)		1,899,620

MASTER DEMAND NOTE – 0.2%
Natixis Financial Products LLC
0.64%, due 05/02/2016	400,000	400,000
Total Master Demand Note (Cost $400,000)		400,000

MONEY MARKET FUNDS(c) – 3.3%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	1,300,000	1,300,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	1,300,000	1,300,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	1,300,000	1,300,000
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	1,300,000	1,300,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	1,300,000	1,300,000
Total Money Market Funds (Cost $6,500,000)		6,500,000

See Accompanying Notes to the Financial Statements.

174	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
REPURCHASE AGREEMENTS – 4.3%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $5,976,738, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $6,096,735	$5,976,585	$5,976,585
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $2,260,083, collateralized by various Common Stocks; total market value $2,511,142	2,260,000	2,260,000
Total Repurchase Agreements (Cost $8,236,585)		8,236,585
Total Securities Lending Reinvestments (Cost $17,035,996)		17,036,205
Total Investment Securities (Cost $192,356,095) – 107.4%		207,383,003
Liabilities in excess of other assets – (7.4%)		(14,363,999)
NET ASSETS – 100.0%		$193,019,004
*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $25,246,823, which was collateralized in the form of cash with a value of $17,035,443; $1,747,188 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $7,399,203 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $26,181,834.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $17,036,205.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

ILS – Israeli Shekel

JPY – Japanese Yen

REIT – Real Estate Investment Trust

SEK – Swedish Krona

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,290,338
Aggregate gross unrealized depreciation	(2,458,246)
Net unrealized appreciation	$14,832,092
Federal income tax cost of investments	$192,550,911

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	175

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	13	06/17/2016	$1,338,415	$27,409
EURO STOXX 50® Index Futures Contracts	4	06/17/2016	136,388	(698)
FTSE 100® Index Futures Contract	1	06/17/2016	91,000	1,156
Hang Seng Index Futures Contracts	2	05/30/2016	268,834	(5,551)
Nikkei 225 Index Futures Contracts	5	06/09/2016	377,354	(9,965)
SPI 200® Index Futures Contracts	3	06/16/2016	299,403	6,328
				$18,679

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	266,069	Bank of America	USD	200,000	06/15/2016	$2,677
CHF	72,366	Citibank N.A.	USD	75,000	06/15/2016	645
GBP	15,704	Bank of New York	USD	22,525	06/15/2016	484
HKD	73,280	Societe Generale	USD	9,452	06/15/2016	(1)
ILS	110,844	Citibank N.A.	USD	28,560	06/15/2016	1,160
JPY	33,048,000	Bank of America	USD	300,000	06/15/2016	9,237
SEK	339,770	Morgan Stanley	USD	40,848	06/15/2016	1,572
USD	153,630	Citibank N.A.	AUD	204,685	06/15/2016	(2,289)
USD	52,721	Bank of Montreal	CAD	70,048	06/15/2016	(3,201)
USD	100,000	Bank of America	CHF	95,671	06/15/2016	(6)
USD	17,523	Citibank N.A.	CHF	17,231	06/15/2016	(489)
USD	26,499	Morgan Stanley	EUR	23,769	06/15/2016	(762)
USD	151,900	Bank of New York	JPY	17,233,324	06/15/2016	(9,356)
USD	150,000	The Toronto-Dominion Bank	JPY	16,973,550	06/15/2016	(8,825)
						$(9,154)

See Accompanying Notes to the Financial Statements.

176	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	6.9%
Austria	0.6
Canada	3.6
Finland	0.2
France	1.5
Germany	0.7
Greece	0.1
Hong Kong	10.4
Israel	0.1
Japan	10.8
Netherlands	0.4
New Zealand	0.5
Norway	0.1
Singapore	3.6
Spain	0.1
Sweden	1.5
Switzerland	1.6
United Kingdom	6.9
United States	49.0
Other[1]	1.4
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	177

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS – 100.0%
FlexShares Global Quality Real Estate Index Fund‡	8,818	$513,344
FlexShares Global Upstream Natural Resources Index Fund‡	4,942	133,385
FlexShares STOXX Global Broad Infrastructure Index Fund‡	14,728	650,094
Total Exchange Traded Funds (Cost $1,249,795)		1,296,823

Total Investment Securities (Cost $1,249,795) – 100.0%		1,296,823
Other assets less liabilities – 0.0%†		139
NET ASSETS – 100.0%		$1,296,962

†	Amount represents less than 0.05%.

‡	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.

Percentages shown are based on Net Assets.

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,028
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$47,028
Federal income tax cost of investments	$1,249,795

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending April 30, 2016, was as follows:

Security	Value November 23, 2015*	Purchases at Cost	Sales at Cost	Value April 30, 2016	Dividend Income	Realized Loss
FlexShares Global Quality Real Estate Index Fund	$—	$1,014,584	$512,840	$513,344	$12,313	$(41,605)
FlexShares Global Upstream Natural Resources Index Fund	—	247,010	125,931	133,385	10,605	(25,902)
FlexShares STOXX Global Broad Infrastructure Index Fund	—	1,266,764	639,792	650,094	10,570	(67,139)
	$—	$2,528,358	$1,278,563	$1,296,823	$33,488	$(134,646)

*	Commencement of investment operations.

See Accompanying Notes to the Financial Statements.

178	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Quality Dividend Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.2%
Aerospace & Defense – 3.5%
The Boeing Co.	192,924	$26,006,155
Lockheed Martin Corp.	78,288	18,192,566
		44,198,721
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	202,710	21,298,740
Automobiles – 0.4%
Ford Motor Co.	387,246	5,251,056
Banks – 6.8%
Bank of America Corp.	155,877	2,269,569
Bank of Hawaii Corp.(a)	25,164	1,721,469
Citigroup, Inc.	30,057	1,391,038
Cullen/Frost Bankers, Inc.(a)	26,562	1,699,702
Hancock Holding Co.(a)	55,920	1,452,243
JPMorgan Chase & Co.	548,016	34,634,611
People’s United Financial, Inc.(a)	82,482	1,278,471
Wells Fargo & Co.	836,703	41,818,417
		86,265,520
Beverages – 1.6%
The Coca-Cola Co.	112,539	5,041,747
Dr. Pepper Snapple Group, Inc.(a)	75,492	6,862,978
PepsiCo, Inc.	79,686	8,204,470
		20,109,195
Biotechnology – 0.4%
Amgen, Inc.	35,649	5,643,237
Capital Markets – 3.1%
Artisan Partners Asset Management, Inc., Class A(a)	215,292	6,956,084
Federated Investors, Inc., Class B	239,058	7,554,233
Invesco Ltd.	240,456	7,456,541
LPL Financial Holdings, Inc.(a)	282,396	7,455,254

	Shares	Value
Capital Markets – (continued)
Virtu Financial, Inc., Class A	55,221	$1,151,358
Waddell & Reed Financial, Inc., Class A(a)	250,941	5,104,140
WisdomTree Investments, Inc.(a)	276,804	3,014,396
		38,692,006
Chemicals – 1.4%
The Dow Chemical Co.	141,897	7,465,201
LyondellBasell Industries N.V., Class A(a)	118,131	9,765,890
		17,231,091
Commercial Services & Supplies – 0.8%
R.R. Donnelley & Sons Co.	436,176	7,589,462
Waste Management, Inc.(a)	46,134	2,712,218
		10,301,680
Communications Equipment – 1.7%
Cisco Systems, Inc.	522,852	14,373,202
Motorola Solutions, Inc.	87,375	6,569,726
		20,942,928
Consumer Finance – 0.7%
Navient Corp.(a)	610,227	8,341,803
Containers & Packaging – 1.4%
Avery Dennison Corp.	96,462	7,004,106
International Paper Co.(a)	50,328	2,177,692
Packaging Corp. of America(a)	30,756	1,995,449
Sonoco Products Co.	143,994	6,751,879
		17,929,126
Distributors – 0.6%
Genuine Parts Co.(a)	73,395	7,043,718
Diversified Consumer Services – 0.1%
H&R Block, Inc.(a)	61,512	1,245,003
Diversified Telecommunication Services – 2.0%
CenturyLink, Inc.(a)	227,874	7,052,700

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	179

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Verizon Communications, Inc.	357,888	$18,230,815
		25,283,515
Electric Utilities – 3.1%
American Electric Power Co., Inc.	60,114	3,817,239
Duke Energy Corp.(a)	85,278	6,718,201
Entergy Corp.	27,960	2,102,033
FirstEnergy Corp.	127,917	4,168,815
OGE Energy Corp.(a)	231,369	6,846,209
Pinnacle West Capital Corp.	94,365	6,855,617
PPL Corp.	81,783	3,078,312
The Southern Co.(a)	111,141	5,568,164
		39,154,590
Electrical Equipment – 1.1%
Eaton Corp. PLC	46,134	2,918,898
Emerson Electric Co.	199,914	10,921,302
		13,840,200
Energy Equipment & Services – 1.7%
Frank’s International N.V.	171,255	2,851,396
Helmerich & Payne, Inc.(a)	27,261	1,802,497
National Oilwell Varco, Inc.(a)	223,680	8,061,427
Noble Corp. PLC(a)	759,813	8,532,700
		21,248,020
Food & Staples Retailing – 0.1%
CVS Health Corp.	8,388	842,994
Wal-Mart Stores, Inc.(a)	8,388	560,906
		1,403,900
Food Products – 1.4%
Cal-Maine Foods, Inc.(a)	119,529	6,067,292
Flowers Foods, Inc.(a)	376,761	7,218,741
General Mills, Inc.(a)	72,696	4,459,172
		17,745,205
Gas Utilities – 0.6%
AGL Resources, Inc.	22,368	1,473,157

	Shares	Value
Gas Utilities – (continued)
Questar Corp.	245,349	$6,150,899
		7,624,056
Health Care Equipment & Supplies – 0.0%†
Abbott Laboratories	6,990	271,911
Health Care Providers & Services – 3.5%
Cardinal Health, Inc.	95,763	7,513,565
UnitedHealth Group, Inc.	276,804	36,449,551
		43,963,116
Hotels, Restaurants & Leisure – 1.8%
Cracker Barrel Old Country Store, Inc.	9,786	1,432,768
Darden Restaurants, Inc.(a)	101,355	6,309,349
McDonald’s Corp.	106,947	13,527,726
Six Flags Entertainment Corp.(a)	26,562	1,595,048
		22,864,891
Household Durables – 0.8%
Garmin Ltd.(a)	35,649	1,519,717
Leggett & Platt, Inc.	34,950	1,722,685
Tupperware Brands Corp.(a)	120,228	6,981,640
		10,224,042
Household Products – 1.5%
Kimberly-Clark Corp.	44,037	5,512,992
The Procter & Gamble Co.	174,750	14,000,970
		19,513,962
Independent Power and Renewable Electricity Producers – 0.6%
NRG Yield, Inc., Class A	496,290	7,508,868
Industrial Conglomerates – 2.4%
3M Co.	181,041	30,302,643
Insurance – 3.1%
AmTrust Financial Services, Inc.(a)	200,613	4,985,233
Cincinnati Financial Corp.(a)	28,659	1,891,780
Erie Indemnity Co., Class A	60,813	5,740,139
First American Financial Corp.(a)	39,144	1,409,967

See Accompanying Notes to the Financial Statements.

180	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Mercury General Corp.(a)	24,465	$1,294,198
MetLife, Inc.	97,860	4,413,486
Old Republic International Corp.	76,890	1,421,696
Principal Financial Group, Inc.	174,051	7,428,497
Prudential Financial, Inc.	58,017	4,504,440
Validus Holdings Ltd.	134,907	6,217,864
		39,307,300
Internet Software & Services – 0.4%
j2 Global, Inc.(a)	79,686	5,061,655
IT Services – 6.2%
Accenture PLC, Class A	76,191	8,603,488
Automatic Data Processing, Inc.(a)	58,017	5,131,023
Broadridge Financial Solutions, Inc.	25,863	1,547,642
International Business Machines Corp.	277,503	40,498,788
Leidos Holdings, Inc.	134,907	6,692,736
Paychex, Inc.(a)	42,639	2,222,345
The Western Union Co.(a)	343,908	6,878,160
Xerox Corp.	694,107	6,663,427
		78,237,609
Leisure Products – 0.2%
Hasbro, Inc.(a)	23,067	1,952,391
Machinery – 0.5%
Caterpillar, Inc.(a)	67,803	5,269,649
Cummins, Inc.(a)	10,485	1,227,060
		6,496,709
Media – 1.2%
Comcast Corp., Class A	47,532	2,888,044
Regal Entertainment Group, Class A(a)	67,803	1,413,693
Viacom, Inc., Class B(a)	182,439	7,461,755
The Walt Disney Co.	33,552	3,464,579
		15,228,071

	Shares	Value
Metals & Mining – 0.6%
Nucor Corp.(a)	155,178	$7,724,761
Multiline Retail – 2.1%
Kohl’s Corp.(a)	143,994	6,378,934
Macy’s, Inc.	162,168	6,420,231
Target Corp.(a)	176,148	14,003,766
		26,802,931
Multi-Utilities – 2.0%
Ameren Corp.(a)	43,338	2,080,224
CenterPoint Energy, Inc.(a)	83,880	1,799,226
Consolidated Edison, Inc.	35,649	2,659,415
DTE Energy Co.	27,960	2,492,914
Public Service Enterprise Group, Inc.	167,760	7,738,769
SCANA Corp.(a)	27,960	1,920,572
Vectren Corp.	134,208	6,556,061
		25,247,181
Oil, Gas & Consumable Fuels – 7.9%
California Resources Corp.	1	2
Chevron Corp.	178,944	18,284,498
CVR Energy, Inc.(a)	215,991	5,244,261
Exxon Mobil Corp.	318,744	28,176,969
HollyFrontier Corp.(a)	198,516	7,067,170
Marathon Petroleum Corp.	111,141	4,343,390
Murphy Oil Corp.(a)	76,890	2,748,049
Occidental Petroleum Corp.	224,379	17,198,650
ONEOK, Inc.(a)	66,405	2,400,541
Spectra Energy Corp.(a)	85,278	2,666,643
Valero Energy Corp.(a)	151,683	8,929,578
Western Refining, Inc.(a)	40,542	1,084,904
The Williams Cos., Inc.	116,733	2,263,453
		100,408,108
Paper & Forest Products – 0.5%
Domtar Corp.(a)	176,148	6,806,359
Personal Products – 0.6%
Nu Skin Enterprises, Inc., Class A(a)	201,312	8,207,490
Pharmaceuticals – 7.3%
Eli Lilly & Co.	120,228	9,080,821
Johnson & Johnson	220,884	24,756,679

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	181

FlexShares® Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Merck & Co., Inc.	739,542	$40,556,483
Pfizer, Inc.	561,996	18,382,889
		92,776,872
Real Estate Investment Trusts (REITs) – 5.9%
CBL & Associates Properties, Inc.(a)	124,422	1,453,249
Chimera Investment Corp.(a)	97,860	1,389,612
Communications Sales & Leasing, Inc.	78,288	1,818,630
Corrections Corp. of America	203,409	6,187,702
EPR Properties(a)	98,559	6,493,067
The GEO Group, Inc.(a)	46,134	1,477,672
Hospitality Properties Trust	253,737	6,493,130
Iron Mountain, Inc.(a)	65,007	2,374,706
Lamar Advertising Co., Class A(a)	109,743	6,808,456
LaSalle Hotel Properties(a)	248,145	5,930,665
Liberty Property Trust	211,797	7,391,715
MFA Financial, Inc.	195,720	1,352,425
National Health Investors, Inc.(a)	22,368	1,523,037
Outfront Media, Inc.	63,609	1,379,679
RLJ Lodging Trust	311,754	6,568,657
Ryman Hospitality Properties, Inc.	113,937	5,871,173
Senior Housing Properties Trust	95,064	1,671,225
Ventas, Inc.(a)	40,542	2,518,469
Welltower, Inc.(a)	39,843	2,765,901
WP Carey, Inc.(a)	25,863	1,579,971
Xenia Hotels & Resorts, Inc.	143,994	2,214,628
		75,263,769
Semiconductors & Semiconductor Equipment – 3.1%
KLA-Tencor Corp.	97,860	6,844,329
Linear Technology Corp.(a)	40,542	1,803,308
Maxim Integrated Products, Inc.	49,629	1,772,748
QUALCOMM, Inc.	189,429	9,569,953
Texas Instruments, Inc.	310,356	17,702,706

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Xilinx, Inc.	43,338	$1,867,001
		39,560,045
Software – 1.4%
Activision Blizzard, Inc.	227,874	7,854,817
Blackbaud, Inc.	21,669	1,338,494
CA, Inc.	220,185	6,530,687
Symantec Corp.	94,365	1,570,705
		17,294,703
Specialty Retail – 3.3%
American Eagle Outfitters, Inc.(a)	418,002	5,981,609
GameStop Corp., Class A(a)	207,603	6,809,378
The Home Depot, Inc.	161,469	21,619,084
Staples, Inc.	671,040	6,844,608
		41,254,679
Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	314,550	29,485,917
HP, Inc.(a)	683,622	8,388,042
Seagate Technology PLC(a)	55,221	1,202,161
Western Digital Corp.(a)	148,188	6,055,703
		45,131,823
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.(a)	100,656	1,512,860
Tobacco – 4.4%
Altria Group, Inc.	253,038	15,868,013
Philip Morris International, Inc.	397,032	38,956,780
Vector Group Ltd.	54,522	1,177,675
		56,002,468
Total Common Stocks (Cost $1,160,688,883)		1,255,720,527

See Accompanying Notes to the Financial Statements.

182	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – 16.6%
CERTIFICATES OF DEPOSITS – 7.4%
Branch Banking & Trust Co.
0.56%, due 06/21/2016	$5,000,000	$5,000,000
Chiba Bank Ltd., New York Branch
0.61%, due 06/27/2016	5,000,000	5,000,000
Cooperatieve Rabobank UA, Netherlands
0.58%, due 05/02/2016	5,000,000	5,000,000
Credit Industriel et Commercial, New York
0.82%, due 08/22/2016	4,000,000	3,999,760
Credit Suisse AG, New York
0.63%, due 05/03/2016	5,000,000	5,000,000
0.87%, due 07/22/2016	3,000,000	2,999,877
DZ Bank AG, New York
0.60%, due 05/18/2016	4,000,000	4,000,000
KBC Bank N.V., Brussels
0.70%, due 05/03/2016	4,000,000	3,999,922
Landesbank Baden-Wuerttemberg, New York
0.55%, due 05/12/2016	8,000,000	8,000,000
Mitsubishi UFJ Trust & Banking Corp., New York
0.82%, due 09/02/2016	2,000,000	1,999,866
Mizuho Bank Ltd., New York
0.82%, due 08/05/2016	3,000,000	2,999,838
Mizuho Corporate Bank Ltd., London
0.72%, due 06/30/2016	7,000,000	6,994,680
Norinchukin Bank, New York
0.60%, due 06/13/2016	5,100,000	5,100,000
0.81%, due 09/16/2016	4,000,000	3,999,536
Societe Generale, New York
0.57%, due 07/05/2016	3,000,000	3,001,599
Standard Chartered Bank, New York
0.63%, due 06/17/2016	6,000,000	6,000,000
State Street Bank & Trust Co.,
0.54%, due 05/20/2016	4,000,000	4,000,225
Sumitomo Mitsui Banking Corp., New York
0.84%, due 07/11/2016	3,000,000	2,999,880

	Principal Amount	Value
CERTIFICATES OF DEPOSITS – (continued)
Sumitomo Mitsui Trust Bank Ltd., New York
0.71%, due 08/01/2016	$4,000,000	$4,004,048
UBS AG, Stamford
0.82%, due 08/02/2016	3,800,000	3,799,799
Wells Fargo Bank San Francisco N.A.
0.79%, due 07/21/2016	4,000,000	3,999,828
Total Certificates of Deposits (Cost $91,891,902)		91,898,858

COMMERCIAL PAPERS – 1.3%
Abbey National Treasury Services PLC
0.63%, due 05/13/2016	4,000,000	3,999,230
ABN Amro Funding USA LLC
0.62%, due 05/17/2016	5,000,000	4,998,708
Engie S.A.
0.70%, due 05/23/2016	4,000,000	3,998,367
Toyota Motor Credit Corp.
0.70%, due 08/23/2016	4,000,000	3,999,752
Total Commercial Papers (Cost $16,996,305)		16,996,057

MASTER DEMAND NOTE – 0.5%
Natixis Financial Products LLC
0.64%, due 05/02/2016	6,500,000	6,500,000
Total Master Demand Note (Cost $6,500,000)		6,500,000

MONEY MARKET FUNDS(c) – 1.7%
BlackRock Cash Funds – Prime, Institutional Class 0.46%	3,000,000	3,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class 0.42%	4,500,000	4,500,000
Dreyfus Cash Advantage Fund, Institutional Class 0.37%	4,000,000	4,000,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	183

FlexShares® Quality Dividend Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
MONEY MARKET FUNDS(c) – (continued)
Fidelity Money Market Portfolio, Institutional Class 0.38%	$5,000,000	$5,000,000
Fidelity Prime Money Market Portfolio, Institutional Class 0.44%	3,000,000	3,000,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class 0.39%	3,000,000	3,000,000
Total Money Market Funds (Cost $22,500,000)		22,500,000

REPURCHASE AGREEMENTS – 5.3%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $55,870,030, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $56,991,750	55,868,586	55,868,586

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $12,000,440, collateralized by various Common Stocks; total market value $13,333,496	$12,000,000	$12,000,000
Total Repurchase Agreements (Cost $67,868,586)		67,868,586

TIME DEPOSIT – 0.4%
Shinkin Central Bank
0.75%, due 07/08/2016	5,000,000	5,000,000
Total Time Deposit (Cost $5,000,000)		5,000,000
Total Securities Lending Reinvestments (Cost $210,756,793)		210,763,501
Total Investment Securities (Cost $1,371,445,676) – 115.8%		1,466,484,028
Liabilities in excess of other assets – (15.8%)		(199,933,909)
NET ASSETS – 100.0%		$1,266,550,119

†	Amount represents less than 0.05%.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $210,487,659, which was collateralized in the form of cash with a value of $210,724,143; $4,758,283 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.88%, and maturity dates ranging from 05/19/2016 – 05/15/2045; a total value of $215,482,426.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $210,763,501.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

See Accompanying Notes to the Financial Statements.

184	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Index Fund (cont.)

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,719,711
Aggregate gross unrealized depreciation	(16,321,032)
Net unrealized appreciation	$94,398,679
Federal income tax cost of investments	$1,372,085,349

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	104	06/17/2016	$10,707,320	$211,971

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	185

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.3%
Aerospace & Defense – 3.9%
The Boeing Co.	31,855	$4,294,054
Lockheed Martin Corp.	12,995	3,019,778
Raytheon Co.	5,980	755,573
		8,069,405
Air Freight & Logistics – 2.3%
C.H. Robinson Worldwide, Inc.(a)	15,295	1,085,486
United Parcel Service, Inc., Class B	34,385	3,612,832
		4,698,318
Airlines – 0.0%†
Allegiant Travel Co.	230	36,931
Automobiles – 0.2%
Ford Motor Co.	31,050	421,038
Banks – 5.6%
Bank of America Corp.	24,610	358,321
Bank of Hawaii Corp.(a)	15,525	1,062,065
BOK Financial Corp.(a)	4,255	256,066
Citigroup, Inc.	5,060	234,177
Cullen/Frost Bankers, Inc.(a)	2,875	183,971
FNB Corp./Pennsylvania(a)	18,400	243,248
Hancock Holding Co.(a)	9,545	247,884
JPMorgan Chase & Co.	19,780	1,250,096
People’s United Financial, Inc.(a)	14,030	217,465
Wells Fargo & Co.	148,005	7,397,290
		11,450,583
Beverages – 2.2%
The Coca-Cola Co.	18,055	808,864
Dr. Pepper Snapple Group, Inc.(a)	12,880	1,170,921
PepsiCo, Inc.	24,380	2,510,165
		4,489,950
Biotechnology – 0.5%
Amgen, Inc.	5,865	928,430

	Shares	Value
Capital Markets – 1.6%
Artisan Partners Asset Management, Inc., Class A(a)	35,880	$1,159,283
LPL Financial Holdings, Inc.(a)	46,575	1,229,580
Virtu Financial, Inc., Class A	7,820	163,047
Waddell & Reed Financial, Inc., Class A(a)	41,630	846,754
		3,398,664
Chemicals – 0.1%
The Scotts Miracle-Gro Co., Class A	3,450	244,191
Commercial Services & Supplies – 1.6%
Pitney Bowes, Inc.(a)	56,810	1,191,306
R.R. Donnelley & Sons Co.	72,795	1,266,633
Republic Services, Inc.	7,130	335,609
Waste Management, Inc.	9,315	547,629
		3,341,177
Communications Equipment – 1.7%
Cisco Systems, Inc.	85,100	2,339,399
Motorola Solutions, Inc.	16,675	1,253,793
		3,593,192
Consumer Finance – 0.7%
Navient Corp.(a)	101,315	1,384,976
Containers & Packaging – 0.9%
Bemis Co., Inc.(a)	5,520	276,993
International Paper Co.(a)	6,440	278,659
Packaging Corp. of America(a)	3,220	208,914
Sonoco Products Co.	24,265	1,137,786
		1,902,352
Distributors – 0.6%
Genuine Parts Co.(a)	12,420	1,191,947
Diversified Consumer Services – 0.1%
H&R Block, Inc.(a)	8,970	181,553
Diversified Financial Services – 0.5%
MarketAxess Holdings, Inc.	8,280	1,016,453

See Accompanying Notes to the Financial Statements.

186	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 2.0%
CenturyLink, Inc.(a)	36,685	$1,135,401
Verizon Communications, Inc.	59,570	3,034,496
		4,169,897
Electric Utilities – 3.9%
American Electric Power Co., Inc.	23,920	1,518,920
Duke Energy Corp.	14,145	1,114,343
Entergy Corp.	4,830	363,119
Exelon Corp.	11,500	403,535
FirstEnergy Corp.	33,810	1,101,868
PG&E Corp.	9,315	542,133
Pinnacle West Capital Corp.	15,755	1,144,601
PPL Corp.	13,800	519,432
The Southern Co.(a)	18,400	921,840
Xcel Energy, Inc.	10,005	400,500
		8,030,291
Electrical Equipment – 0.8%
Emerson Electric Co.	31,165	1,702,544
Electronic Equipment, Instruments & Components – 0.1%
National Instruments Corp.(a)	7,590	209,256
Energy Equipment & Services – 2.1%
Frank’s International N.V.	71,990	1,198,634
Helmerich & Payne, Inc.(a)	4,025	266,133
National Oilwell Varco, Inc.(a)	37,145	1,338,706
Noble Corp. PLC(a)	126,615	1,421,886
		4,225,359
Food & Staples Retailing – 2.3%
CVS Health Corp.	1,380	138,690
Wal-Mart Stores, Inc.(a)	68,655	4,590,960
		4,729,650
Food Products – 1.9%
Cal-Maine Foods, Inc.(a)	19,780	1,004,033
Flowers Foods, Inc.(a)	62,100	1,189,836
General Mills, Inc.	28,980	1,777,633
		3,971,502
Gas Utilities – 0.1%
AGL Resources, Inc.	4,485	295,382

	Shares	Value
Health Care Providers & Services – 4.5%
Anthem, Inc.	12,190	$1,715,986
Cardinal Health, Inc.	15,410	1,209,069
Quest Diagnostics, Inc.	3,795	285,270
UnitedHealth Group, Inc.	45,425	5,981,564
		9,191,889
Hotels, Restaurants & Leisure – 3.6%
Brinker International, Inc.(a)	19,550	905,556
Cracker Barrel Old Country Store, Inc.	1,725	252,557
Darden Restaurants, Inc.(a)	17,135	1,066,654
Dunkin’ Brands Group, Inc.	4,945	229,942
McDonald’s Corp.	17,710	2,240,138
Papa John’s International, Inc.(a)	12,765	722,371
Six Flags Entertainment Corp.(a)	3,910	234,796
Yum! Brands, Inc.	21,275	1,692,639
		7,344,653
Household Durables – 0.8%
Garmin Ltd.(a)	6,555	279,439
Leggett & Platt, Inc.	5,635	277,749
Tupperware Brands Corp.(a)	19,895	1,155,303
		1,712,491
Household Products – 1.6%
The Clorox Co.	8,855	1,108,912
Kimberly-Clark Corp.	7,360	921,398
The Procter & Gamble Co.	14,950	1,197,794
		3,228,104
Industrial Conglomerates – 0.0%†
3M Co.	230	38,497
Insurance – 4.2%
Allied World Assurance Co. Holdings AG	6,095	216,860
American National Insurance Co.	2,070	240,368
AmTrust Financial Services, Inc.(a)	32,315	803,028
Assurant, Inc.(a)	3,450	291,766
Cincinnati Financial Corp.(a)	4,945	326,419

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	187

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Insurance – (continued)
Erie Indemnity Co., Class A	10,350	$976,937
Everest Re Group Ltd.	5,750	1,063,175
First American Financial Corp.(a)	5,520	198,830
FNF Group	32,085	1,023,512
Mercury General Corp.(a)	4,025	212,923
Old Republic International Corp.	13,570	250,909
ProAssurance Corp.	19,205	916,655
The Progressive Corp.	36,570	1,192,182
Validus Holdings Ltd.	22,540	1,038,869
		8,752,433
Internet Software & Services – 0.4%
j2 Global, Inc.(a)	13,110	832,747
IT Services – 6.5%
Accenture PLC, Class A	8,625	973,935
Automatic Data Processing, Inc.	9,775	864,501
Broadridge Financial Solutions, Inc.	5,060	302,790
International Business Machines Corp.	45,885	6,696,457
Jack Henry & Associates, Inc.	12,535	1,015,711
Leidos Holdings, Inc.	18,860	935,645
Paychex, Inc.(a)	6,900	359,628
The Western Union Co.(a)	55,085	1,101,700
Xerox Corp.	115,000	1,104,000
		13,354,367
Media – 1.7%
Comcast Corp., Class A	7,935	482,131
Regal Entertainment Group, Class A(a)	11,500	239,775
Viacom, Inc., Class A(a)	24,840	1,091,221
Viacom, Inc., Class B(a)	29,440	1,204,096
The Walt Disney Co.	5,520	569,995
		3,587,218
Multiline Retail – 2.1%
Kohl’s Corp.(a)	23,115	1,023,995
Macy’s, Inc.	25,875	1,024,391
Target Corp.(a)	29,900	2,377,050
		4,425,436

	Shares		Value
Multi-Utilities – 2.2%
Ameren Corp.	7,245		$347,760
CenterPoint Energy, Inc.	14,605		313,277
CMS Energy Corp.(a)	2,875		116,955
Consolidated Edison, Inc.	5,980		446,108
Dominion Resources, Inc.	12,190		871,219
Public Service Enterprise Group, Inc.	28,520		1,315,628
SCANA Corp.(a)	15,870		1,090,110
			4,501,057
Oil, Gas & Consumable Fuels – 5.6%
California Resources Corp.	—	#	1
Chevron Corp.	29,555		3,019,930
CVR Energy, Inc.(a)	35,765		868,374
Exxon Mobil Corp.	52,900		4,676,360
HollyFrontier Corp.	27,255		970,278
Murphy Oil Corp.(a)	13,340		476,772
Occidental Petroleum Corp.	2,645		202,739
ONEOK, Inc.(a)	11,155		403,253
Spectra Energy Corp.(a)	12,880		402,758
Western Refining, Inc.(a)	8,395		224,650
The Williams Cos., Inc.	19,435		376,845
			11,621,960
Paper & Forest Products – 0.5%
Domtar Corp.(a)	29,210		1,128,674
Pharmaceuticals – 7.5%
Eli Lilly & Co.	20,700		1,563,471
Johnson & Johnson	36,570		4,098,766
Merck & Co., Inc.	122,360		6,710,222
Pfizer, Inc.	92,690		3,031,890
			15,404,349
Real Estate Investment Trusts (REITs) – 6.0%
CBL & Associates Properties, Inc.	21,965		256,551
Chimera Investment Corp.	17,940		254,748
Communications Sales & Leasing, Inc.	11,040		256,459
Corrections Corp. of America	32,545		990,019
Crown Castle International Corp.	16,445		1,428,742
Digital Realty Trust, Inc.	4,140		364,237

See Accompanying Notes to the Financial Statements.

188	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
EPR Properties(a)	16,560	$1,090,973
The GEO Group, Inc.(a)	6,785	217,323
Hospitality Properties Trust	42,435	1,085,912
Iron Mountain, Inc.(a)	10,695	390,688
Liberty Property Trust	35,305	1,232,144
MFA Financial, Inc.	28,635	197,868
National Health Investors, Inc.	4,140	281,893
National Retail Properties, Inc.	6,900	301,944
Outfront Media, Inc.	11,960	259,412
Realty Income Corp.(a)	5,980	354,016
Retail Properties of America, Inc., Class A(a)	69,115	1,105,149
Senior Housing Properties Trust	13,800	242,604
Spirit Realty Capital, Inc.	22,425	256,318
STORE Capital Corp.	7,705	197,787
Ventas, Inc.(a)	6,555	407,197
Welltower, Inc.(a)	6,785	471,015
WP Carey, Inc.(a)	4,600	281,014
Xenia Hotels & Resorts, Inc.	28,865	443,944
		12,367,957
Semiconductors & Semiconductor Equipment – 2.8%
KLA-Tencor Corp.	7,935	554,974
Linear Technology Corp.	6,670	296,682
Maxim Integrated Products, Inc.	8,510	303,977
QUALCOMM, Inc.	32,660	1,649,983
Texas Instruments, Inc.	51,290	2,925,582
		5,731,198
Software – 1.3%
Activision Blizzard, Inc.	37,720	1,300,208
CA, Inc.	37,375	1,108,543
Symantec Corp.	14,720	245,014
		2,653,765
Specialty Retail – 4.2%
American Eagle Outfitters, Inc.(a)	69,000	987,390
DSW, Inc., Class A(a)	9,545	234,520
GameStop Corp., Class A(a)	34,385	1,127,828
The Home Depot, Inc.	38,410	5,142,715

	Shares	Value
Specialty Retail – (continued)
L Brands, Inc.	5,175	$405,151
Staples, Inc.	76,590	781,218
		8,678,822
Technology Hardware, Storage & Peripherals – 3.6%
Apple, Inc.	51,290	4,807,925
HP, Inc.	113,275	1,389,884
Seagate Technology PLC	8,165	177,752
Western Digital Corp.(a)	24,495	1,000,988
		7,376,549
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	14,720	221,242
Tobacco – 4.4%
Altria Group, Inc.	85,215	5,343,833
Philip Morris International, Inc.	36,570	3,588,248
Vector Group Ltd.	8,165	176,364
		9,108,445
Total Common Stocks (Cost $191,240,342)		204,944,894
	No. of Rights
RIGHTS – 0.0%†
Safeway, Inc. (Casa Ley subsidiary)* ^	8,450	412
Safeway, Inc. (PDC subsidiary)* ^	8,450	8,576
Total Rights (Cost $–)		8,988
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 19.8%
CERTIFICATES OF DEPOSITS – 2.9%
Chiba Bank Ltd., New York Branch
0.61%, due 06/27/2016	$1,000,000	1,000,000
Credit Suisse AG, New York
0.63%, due 05/03/2016	1,600,000	1,600,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	189

FlexShares® Quality Dividend Defensive Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
CERTIFICATES OF DEPOSITS – (continued)
Mizuho Corporate Bank Ltd., London
0.72%, due 06/30/2016	$1,500,000	$1,498,860
Norinchukin Bank, New York
0.60%, due 06/13/2016	1,000,000	1,000,000
State Street Bank & Trust Co., Series Cd
0.54%, due 05/20/2016	1,000,000	1,000,056
Total Certificates of Deposits (Cost $6,098,289)		6,098,916

COMMERCIAL PAPERS – 0.9%
Abbey National Treasury Services PLC
0.63%, due 05/13/2016	800,000	799,846
ABN Amro Funding USA LLC
0.62%, due 05/17/2016	1,000,000	999,742
Total Commercial Papers (Cost $1,799,588)		1,799,588

MASTER DEMAND NOTE – 0.7%
Natixis Financial Products LLC
0.64%, due 05/02/2016	1,500,000	1,500,000
Total Master Demand Note (Cost $1,500,000)		1,500,000

MONEY MARKET FUNDS(c) – 6.4%
BlackRock Cash Funds – Prime, Institutional Class
0.46%	2,000,000	2,000,000
BlackRock Liquidity Funds, TempFund, Institutional Class
0.42%	2,000,000	2,000,000
Dreyfus Cash Advantage Fund, Institutional Class
0.37%	2,000,000	2,000,000
Fidelity Money Market Portfolio, Institutional Class
0.38%	2,000,000	2,000,000

	Principal Amount	Value
MONEY MARKET FUNDS(c) – (continued)
Fidelity Prime Money Market Portfolio, Institutional Class
0.44%	$2,000,000	$2,000,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class
0.39%	3,000,000	3,000,000
Total Money Market Funds (Cost $13,000,000)		13,000,000

REPURCHASE AGREEMENTS – 8.9%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $13,411,314, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $13,680,577	13,410,967	13,410,967
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $5,000,183, collateralized by various Common Stocks; total market value $5,555,623	5,000,000	5,000,000
Total Repurchase Agreements (Cost $18,410,967)		18,410,967
Total Securities Lending Reinvestments (Cost $40,808,844)		40,809,471
Total Investment Securities (Cost $232,049,186) – 119.1%		245,763,353
Liabilities in excess of other assets – (19.1%)		(39,412,484)
NET ASSETS – 100.0%		$206,350,869

See Accompanying Notes to the Financial Statements.

190	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Defensive Index Fund (cont.)

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $8,988 or 0.00% of net assets.

†	Amount represents less than 0.05%.

#	Amount represents less than one share.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $40,571,864, which was collateralized in the form of cash with a value of $40,805,451; $698,312 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 8.88%, and maturity dates ranging from 05/19/2016 –05/15/2045; a total value of $41,503,763.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $40,809,471.
(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,997,366
Aggregate gross unrealized depreciation	(4,194,798)
Net unrealized appreciation	$13,802,568
Federal income tax cost of investments	$231,960,785

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	13	06/17/2016	$1,338,415	$34,676

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	191

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.0%
Aerospace & Defense – 3.5%
The Boeing Co.	7,800	$1,051,440
Lockheed Martin Corp.	3,180	738,969
		1,790,409
Air Freight & Logistics – 1.7%
United Parcel Service, Inc., Class B	8,460	888,892
Auto Components – 0.1%
The Goodyear Tire & Rubber Co.	2,160	62,575
Automobiles – 0.5%
Ford Motor Co.	19,020	257,911
Banks – 7.6%
Bank of America Corp.	6,600	96,096
Citigroup, Inc.	1,440	66,643
JPMorgan Chase & Co.	29,040	1,835,327
People’s United Financial, Inc.(a)	3,900	60,450
Regions Financial Corp.	8,310	77,948
Wells Fargo & Co.	35,250	1,761,795
		3,898,259
Beverages – 0.7%
The Coca-Cola Co.	4,710	211,008
PepsiCo, Inc.	1,230	126,641
		337,649
Biotechnology – 1.1%
Amgen, Inc.	3,420	541,386
Building Products – 0.8%
Lennox International, Inc.(a)	990	133,601
Masco Corp.	9,420	289,288
		422,889
Capital Markets – 2.7%
Ameriprise Financial, Inc.	780	74,802
Artisan Partners Asset Management, Inc., Class A(a)	8,640	279,159
BlackRock, Inc.	300	106,899
Federated Investors, Inc., Class B	8,220	259,752
Invesco Ltd.	9,690	300,487

	Shares	Value
Capital Markets – (continued)
Waddell & Reed Financial, Inc., Class A(a)	10,230	$208,078
WisdomTree Investments, Inc.	12,990	141,461
		1,370,638
Chemicals – 2.1%
Celanese Corp.(a)	1,170	82,719
The Dow Chemical Co.	5,880	309,347
E.I. du Pont de Nemours & Co.	4,590	302,527
LyondellBasell Industries N.V., Class A(a)	4,770	394,336
		1,088,929
Commercial Services & Supplies – 1.3%
Deluxe Corp.	360	22,601
KAR Auction Services, Inc.(a)	1,800	67,680
Pitney Bowes, Inc.(a)	12,930	271,142
R.R. Donnelley & Sons Co.	17,700	307,980
		669,403
Communications Equipment – 1.2%
Cisco Systems, Inc.	21,120	580,589
Juniper Networks, Inc.	2,610	61,074
		641,663
Consumer Finance – 0.7%
Navient Corp.	24,540	335,462
Containers & Packaging – 0.9%
Avery Dennison Corp.	3,870	281,001
International Paper Co.(a)	2,370	102,550
Packaging Corp. of America(a)	1,200	77,856
		461,407
Diversified Telecommunication Services – 2.0%
CenturyLink, Inc.(a)	9,240	285,978
Verizon Communications, Inc.	14,460	736,592
		1,022,570
Electric Utilities – 1.0%
American Electric Power Co., Inc.	2,580	163,830
PPL Corp.	3,360	126,471
The Southern Co.	4,680	234,468
		524,769

See Accompanying Notes to the Financial Statements.

192	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Electrical Equipment – 1.1%
Eaton Corp. PLC	2,370	$149,950
Emerson Electric Co.	8,040	439,225
		589,175
Energy Equipment & Services – 1.5%
Helmerich & Payne, Inc.(a)	1,140	75,377
National Oilwell Varco, Inc.(a)	9,090	327,603
Noble Corp. PLC(a)	30,690	344,649
Schlumberger Ltd.	300	24,102
		771,731
Food & Staples Retailing – 0.1%
CVS Health Corp.	330	33,165
Wal-Mart Stores, Inc.	390	26,079
		59,244
Food Products – 0.6%
Cal-Maine Foods, Inc.(a)	4,860	246,693
Ingredion, Inc.	630	72,507
		319,200
Health Care Equipment & Supplies – 0.5%
Cantel Medical Corp.	4,080	273,319
Health Care Providers & Services – 2.5%
Anthem, Inc.	2,070	291,394
Cardinal Health, Inc.	1,950	152,997
HealthSouth Corp.(a)	1,380	57,215
UnitedHealth Group, Inc.	6,060	797,981
		1,299,587
Hotels, Restaurants & Leisure – 2.6%
Darden Restaurants, Inc.(a)	4,080	253,980
McDonald’s Corp.	4,320	546,437
Six Flags Entertainment Corp.	1,080	64,854
Starbucks Corp.	6,480	364,370
Starwood Hotels & Resorts Worldwide, Inc.	1,200	98,256
		1,327,897
Household Durables – 0.8%
Garmin Ltd.(a)	1,410	60,109
Leggett & Platt, Inc.(a)	1,500	73,935

	Shares	Value
Household Durables – (continued)
Tupperware Brands Corp.	4,860	$282,220
		416,264
Household Products – 0.6%
The Procter & Gamble Co.	3,960	317,275
Independent Power and Renewable Electricity Producers – 0.6%
NRG Yield, Inc., Class A	20,010	302,751
Industrial Conglomerates – 2.4%
3M Co.	7,530	1,260,371
Insurance – 3.5%
Aflac, Inc.	5,190	357,954
AmTrust Financial Services, Inc.(a)	6,150	152,828
Assured Guaranty Ltd.	10,050	259,994
Cincinnati Financial Corp.	1,140	75,251
Lincoln National Corp.	5,250	228,113
MetLife, Inc.	4,830	217,833
Old Republic International Corp.	3,180	58,798
Principal Financial Group, Inc.	7,020	299,614
Prudential Financial, Inc.	2,310	179,348
		1,829,733
Internet Software & Services – 0.4%
j2 Global, Inc.(a)	3,270	207,710
IT Services – 4.6%
Accenture PLC, Class A	3,150	355,698
Broadridge Financial Solutions, Inc.	1,140	68,218
Computer Sciences Corp.	8,700	288,231
Global Payments, Inc.	1	43
International Business Machines Corp.	6,960	1,015,742
Leidos Holdings, Inc.	5,520	273,847
Paychex, Inc.(a)	1,710	89,125
The Western Union Co.(a)	13,890	277,800
Xerox Corp.	2,490	23,904
		2,392,608
Leisure Products – 0.2%
Hasbro, Inc.(a)	930	78,715
Machinery – 1.1%
Caterpillar, Inc.	2,910	226,165

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	193

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – (continued)
Cummins, Inc.(a)	2,520	$294,916
Terex Corp.	2,460	58,769
		579,850
Media – 3.5%
Comcast Corp., Class A	1,980	120,305
The Interpublic Group of Cos., Inc.	3,420	78,455
Omnicom Group, Inc.	1,230	102,053
Regal Entertainment Group, Class A(a)	2,670	55,670
Sinclair Broadcast Group, Inc., Class A(a)	8,100	259,767
TEGNA, Inc.(a)	10,290	240,374
Time Warner, Inc.	6,450	484,653
Viacom, Inc., Class B(a)	7,380	301,842
The Walt Disney Co.	1,740	179,672
		1,822,791
Metals & Mining – 1.9%
Nucor Corp.(a)	6,510	324,068
Reliance Steel & Aluminum Co.	4,110	304,017
Steel Dynamics, Inc.	13,140	331,259
		959,344
Multi-Utilities – 0.8%
NiSource, Inc.	3,900	88,569
Public Service Enterprise Group, Inc.	6,810	314,145
		402,714
Oil, Gas & Consumable Fuels – 8.1%
Chevron Corp.	7,200	735,696
CVR Energy, Inc.(a)	8,670	210,508
Exxon Mobil Corp.	8,640	763,776
HollyFrontier Corp.(a)	8,070	287,292
Marathon Petroleum Corp.	8,490	331,789
Murphy Oil Corp.(a)	3,000	107,220
Occidental Petroleum Corp.	9,270	710,545
ONEOK, Inc.(a)	2,670	96,520
Phillips 66	2,760	226,624
Spectra Energy Corp.(a)	3,390	106,005
Tesoro Corp.	960	76,502
Valero Energy Corp.	6,150	362,051
Western Refining, Inc.(a)	1,980	52,985

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
The Williams Cos., Inc.	4,710	$91,327
		4,158,840
Paper & Forest Products – 0.5%
Domtar Corp.(a)	7,200	278,208
Personal Products – 0.6%
Nu Skin Enterprises, Inc., Class A(a)	8,130	331,460
Pharmaceuticals – 7.2%
Eli Lilly & Co.	4,080	308,162
Johnson & Johnson	8,970	1,005,358
Merck & Co., Inc.	29,970	1,643,555
Pfizer, Inc.	22,950	750,694
		3,707,769
Professional Services – 0.5%
ManpowerGroup, Inc.	3,330	256,510
Real Estate Investment Trusts (REITs) – 5.9%
CBL & Associates Properties, Inc.(a)	5,040	58,867
Chimera Investment Corp.(a)	4,290	60,918
Columbia Property Trust, Inc.	2,610	58,203
Communications Sales & Leasing, Inc.	3,120	72,478
Corrections Corp. of America	8,220	250,052
EPR Properties(a)	3,960	260,885
The GEO Group, Inc.(a)	1,800	57,654
Hospitality Properties Trust	10,440	267,160
Host Hotels & Resorts, Inc.(a)	15,390	243,470
Iron Mountain, Inc.(a)	2,640	96,439
Lamar Advertising Co., Class A(a)	4,500	279,180
LaSalle Hotel Properties(a)	10,020	239,478
Liberty Property Trust	8,700	303,630
MFA Financial, Inc.	7,950	54,934
National Health Investors, Inc.(a)	900	61,281
Outfront Media, Inc.	2,820	61,166
RLJ Lodging Trust	10,560	222,499
Ryman Hospitality Properties, Inc.	4,950	255,073
Senior Housing Properties Trust	3,810	66,980
WP Carey, Inc.	1,110	67,810
		3,038,157

See Accompanying Notes to the Financial Statements.

194	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Semiconductors & Semiconductor Equipment – 3.7%
Broadcom Ltd.	1,410	$205,508
KLA-Tencor Corp.	3,960	276,962
Linear Technology Corp.(a)	1,650	73,392
Maxim Integrated Products, Inc.	2,190	78,227
NVIDIA Corp.(a)	3,000	106,590
QUALCOMM, Inc.	7,950	401,634
Texas Instruments, Inc.	12,540	715,282
Xilinx, Inc.	1,590	68,497
		1,926,092
Software – 1.7%
Activision Blizzard, Inc.	9,300	320,571
Blackbaud, Inc.	960	59,299
CA, Inc.	8,940	265,161
Fair Isaac Corp.	2,130	227,292
		872,323
Specialty Retail – 4.7%
Best Buy Co., Inc.(a)	8,550	274,284
GameStop Corp., Class A(a)	8,520	279,456
The Home Depot, Inc.	12,810	1,715,131
L Brands, Inc.	1,260	98,646
Lithia Motors, Inc., Class A(a)	510	42,340
		2,409,857
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	18,240	1,709,818
HP, Inc.	27,930	342,701
Seagate Technology PLC	2,220	48,329
Western Digital Corp.(a)	3,750	153,244
		2,254,092
Thrifts & Mortgage Finance – 0.1%
New York Community Bancorp, Inc.	4,080	61,322
Tobacco – 4.4%
Altria Group, Inc.	9,330	585,084
Philip Morris International, Inc.	16,590	1,627,811
Vector Group Ltd.	2,460	53,136
		2,266,031
Total Common Stocks (Cost $49,611,932)		51,085,751

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – 16.5%
CERTIFICATE OF DEPOSIT – 0.8%
Credit Suisse AG, New York 0.63%, due 05/03/2016	$400,000	$400,000
Total Certificate of Deposit (Cost $400,000)		400,000

COMMERCIAL PAPER – 1.0%
Abbey National Treasury Services PLC 0.63%, due 05/13/2016	500,000	499,904
Total Commercial Paper (Cost $499,904)		499,904

MASTER DEMAND NOTE – 0.8%
Natixis Financial Products LLC 0.64%, due 05/02/2016	400,000	400,000
Total Master Demand Note (Cost $400,000)		400,000

MONEY MARKET FUNDS(c) – 8.1%
BlackRock Cash Funds – Prime, Institutional Class 0.46%	700,000	700,000
BlackRock Liquidity Funds, TempFund, Institutional Class 0.42%	700,000	700,000
Dreyfus Cash Advantage Fund, Institutional Class 0.37%	700,000	700,000
Fidelity Money Market Portfolio, Institutional Class 0.38%	700,000	700,000
Fidelity Prime Money Market Portfolio, Institutional Class 0.44%	700,000	700,000
Morgan Stanley Liquidity Funds –Prime, Institutional Class 0.39%	700,000	700,000
Total Money Market Funds (Cost $4,200,000)		4,200,000

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	195

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

	Principal Amount	Value

SECURITIES LENDING REINVESTMENTS – (continued)
REPURCHASE AGREEMENTS – 5.8%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $2,003,137, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $2,043,355	$2,003,086	$2,003,086
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $1,000,037, collateralized by various Common Stocks; total market value $1,111,125	1,000,000	1,000,000
Total Repurchase Agreements (Cost $3,003,086)		3,003,086
Total Securities Lending Reinvestments (Cost $8,502,990)		8,502,990
Total Investment Securities (Cost $58,114,922) – 115.5%		59,588,741
Liabilities in excess of other assets – (15.5%)		(8,011,709)
NET ASSETS – 100.0%		$51,577,032
(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $8,569,234, which was collateralized in the form of cash with a value of $8,502,272; $268,858 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.75%, and maturity dates ranging from 05/19/2016 – 05/15/2045; a total value of $8,771,130.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $8,502,990.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,815,906
Aggregate gross unrealized depreciation	(2,316,080)
Net unrealized appreciation	$1,499,826
Federal income tax cost of investments	$58,088,915

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contracts	4	06/17/2016	$411,820	$10,646

See Accompanying Notes to the Financial Statements.

196	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.0%
Air Freight & Logistics – 0.8%
bpost S.A.	99,468	$2,806,559
Auto Components – 0.6%
Bridgestone Corp.	57,200	2,200,432
Automobiles – 1.3%
Fuji Heavy Industries Ltd.	88,900	3,087,550
Toyota Motor Corp.	29,200	1,543,033
		4,630,583
Banks – 12.5%
Aozora Bank Ltd.	810,000	2,960,045
Australia & New Zealand Banking Group Ltd.	3,240	60,010
Banco Santander Chile	2,524,446	121,510
Bank of China Ltd., Class H	4,212,000	1,721,245
BOC Hong Kong Holdings Ltd.	634,000	1,900,235
Canadian Imperial Bank of Commerce	45,198	3,656,686
Commonwealth Bank of Australia	179,982	10,149,032
HSBC Holdings PLC	191,322	1,268,211
Intercorp Financial Services, Inc.	102,384	2,917,944
KBC Groep N.V.	49,896	2,801,985
National Australia Bank Ltd.	136,242	2,827,028
Royal Bank of Canada	79,704	4,958,116
Skandinaviska Enskilda Banken AB, Class A	266,004	2,543,177
Skandinaviska Enskilda Banken AB, Class C(a)	218,700	2,184,969
Swedbank AB, Class A	50,382	1,087,718
Westpac Banking Corp.	209,142	4,955,788
		46,113,699
Beverages – 0.1%
Anheuser-Busch InBev S.A./N.V.(a)	3,078	381,094
Capital Markets – 3.5%
Banca Generali SpA	91,692	2,723,154
CI Financial Corp.	115,182	2,554,491
Coronation Fund Managers Ltd.(a)	443,880	2,317,257

	Shares	Value
Capital Markets – (continued)
Daiwa Securities Group, Inc.	148,000	$893,851
IGM Financial, Inc.	93,474	2,947,647
Macquarie Group Ltd.	18,144	879,259
Partners Group Holding AG(a)	1,134	467,324
		12,782,983
Chemicals – 1.9%
BASF SE	49,410	4,083,094
EMS-Chemie Holding AG (Registered)(a)	162	80,155
Kuraray Co., Ltd.	32,400	425,762
Synthos S.A.	2,308,500	2,459,709
		7,048,720
Commercial Services & Supplies – 0.8%
Edenred(a)	149,850	2,955,481
Communications Equipment – 0.4%
Nokia Oyj (SIGMA X MTF)	177,228	1,045,388
Telefonaktiebolaget LM Ericsson, Class A	74,196	612,254
		1,657,642
Construction & Engineering – 0.8%
CIMIC Group Ltd.	106,758	2,915,896
Construction Materials – 0.2%
Indocement Tunggal Prakarsa Tbk PT	340,200	508,830
Taiwan Cement Corp.	324,000	330,499
		839,329
Diversified Financial Services – 1.2%
Banca Mediolanum SpA	199,098	1,638,445
Rural Electrification Corp. Ltd.	1,043,766	2,807,295
		4,445,740
Diversified Telecommunication Services – 4.9%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,180,170	2,520,015
Maroc Telecom	26,892	371,108
O2 Czech Republic A/S	197,802	2,010,264
TalkTalk Telecom Group PLC(a)	851,310	3,334,702

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	197

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – (continued)
Telefonica S.A.	156,168	$1,703,172
Telenor ASA	175,284	3,017,052
Telia Co. AB	468,018	2,237,283
Vivendi S.A.	145,314	2,789,457
		17,983,053
Electric Utilities – 2.6%
CEZ A/S(a)	164,430	3,212,697
Endesa S.A.	18,954	398,034
Energa S.A.	706,482	2,300,810
Fortum Oyj(a)	195,534	2,947,246
SSE PLC	23,976	530,349
		9,389,136
Electrical Equipment – 1.1%
Mitsubishi Electric Corp.	104,000	1,164,465
Vestas Wind Systems A/S	42,444	3,037,173
		4,201,638
Electronic Equipment, Instruments & Components – 1.7%
Innolux Corp.	9,234,000	2,862,989
Omron Corp.	77,900	2,591,934
Synnex Technology International Corp.	648,000	643,922
		6,098,845
Food & Staples Retailing – 1.7%
Distribuidora Internacional de Alimentacion S.A.* (a)	144,342	801,151
Koninklijke Ahold N.V.(a)	130,734	2,844,988
Wm Morrison Supermarkets PLC(a)	964,386	2,699,725
		6,345,864
Food Products – 1.7%
Nestle S.A. (Registered)	46,818	3,492,422
Orkla ASA	316,224	2,760,753
		6,253,175
Gas Utilities – 1.0%
Empresa de Energia de Bogota S.A. ESP	1,247,562	809,139
Enagas S.A.	90,234	2,749,614
		3,558,753

	Shares	Value
Health Care Equipment & Supplies – 0.8%
Hoya Corp.	78,100	$3,110,277
Hotels, Restaurants & Leisure – 1.3%
Sands China Ltd.(a)	702,400	2,517,238
SJM Holdings Ltd.(a)	3,564,000	2,398,299
		4,915,537
Household Durables – 1.6%
Berkeley Group Holdings PLC	54,756	2,402,351
Casio Computer Co., Ltd.(a)	129,600	2,561,840
Panasonic Corp.	97,200	903,366
		5,867,557
Independent Power and Renewable Electricity Producers – 0.9%
E.ON Russia JSC	77,234,634	3,151,118
Insurance – 6.4%
Admiral Group PLC(a)	105,138	2,860,089
Allianz SE (Registered)	29,160	4,951,314
BB Seguridade Participacoes S.A.	356,400	3,090,150
The Dai-ichi Life Insurance Co., Ltd.	81,000	1,036,394
Direct Line Insurance Group PLC	480,816	2,549,033
Gjensidige Forsikring ASA	127,494	2,183,390
Legal & General Group PLC	385,722	1,260,614
Power Corp. of Canada	32,562	792,604
Power Financial Corp.	35,802	942,925
Sompo Japan Nipponkoa Holdings, Inc.	32,400	890,436
Tokio Marine Holdings, Inc.	7,200	248,243
UnipolSai SpA	1,216,944	2,840,619
		23,645,811
Internet Software & Services – 0.2%
Kakaku.com, Inc.(a)	14,000	260,778
Tencent Holdings Ltd.	16,200	331,844
Yahoo Japan Corp.	32,400	150,198
		742,820
Leisure Products – 1.2%
Bandai Namco Holdings, Inc.	81,000	1,771,485
Sankyo Co., Ltd.	64,800	2,525,501
		4,296,986

See Accompanying Notes to the Financial Statements.

198	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Machinery – 3.8%
FANUC Corp.	18,000	$2,776,672
Hino Motors Ltd.	240,000	2,427,029
IMI PLC(a)	20,574	281,798
Kawasaki Heavy Industries Ltd.	247,000	729,492
Komatsu Ltd.	46,100	821,437
Metso Oyj(a)	89,910	2,161,517
Minebea Co., Ltd.	225,000	1,932,567
Turk Traktor ve Ziraat Makineleri A/S	97,200	2,883,685
		14,014,197
Marine – 0.1%
Seaspan Corp.	32,400	547,884
Media – 1.3%
Multiplus S.A.	356,400	3,882,310
ProSiebenSat.1 Media SE	20,736	1,057,349
		4,939,659
Metals & Mining – 3.8%
Anglo American PLC	127,494	1,425,771
BHP Billiton PLC	112,104	1,532,348
China Molybdenum Co., Ltd., Class H^	13,122,000	2,199,067
Eregli Demir ve Celik Fabrikalari TAS	2,291,652	3,829,945
Rio Tinto PLC	49,410	1,665,118
Severstal PAO	290,628	3,266,518
		13,918,767
Multi-Utilities – 1.1%
Engie S.A.(a)	40,824	673,312
RWE AG*	225,180	3,364,435
		4,037,747
Oil, Gas & Consumable Fuels – 8.3%
BP PLC	973,134	5,327,971
Ecopetrol S.A.	2,048,166	1,016,041
Eni SpA	266,490	4,334,185
Husky Energy, Inc.	76,302	963,065
Origin Energy Ltd.	37,098	155,429
Repsol S.A.	263,088	3,448,697

	Shares	Value
Oil, Gas & Consumable Fuels – (continued)
Royal Dutch Shell PLC, Class A(a)	205,578	$5,358,986
Royal Dutch Shell PLC, Class B	129,924	3,399,216
Showa Shell Sekiyu KK	307,800	3,302,532
Surgutneftegas OAO (Preference)	172,118	111,761
Surgutneftegas OAO (Preference) (ADR)	406,008	2,578,151
TOTAL S.A.(a)	9,883	497,265
		30,493,299
Paper & Forest Products – 1.2%
Fibria Celulose S.A.	243,000	2,133,679
UPM-Kymmene Oyj	124,578	2,379,993
		4,513,672
Personal Products – 1.7%
Kao Corp.	16,200	926,017
Unilever N.V. (CVA)(a)	123,282	5,417,178
		6,343,195
Pharmaceuticals – 6.5%
Bayer AG (Registered)	1,782	205,632
GlaxoSmithKline PLC	513,216	10,968,910
Novartis AG (Registered)	31,266	2,387,763
Novo Nordisk A/S, Class B	8,262	461,395
Orion Oyj, Class A(a)	75,492	2,593,078
Orion Oyj, Class B	70,794	2,469,816
Roche Holding AG – Genusschein	16,848	4,262,535
Sanofi(a)	7,128	588,710
		23,937,839
Professional Services – 0.8%
Adecco S.A. (Registered)	45,684	2,943,127
Real Estate Investment Trusts (REITs) – 3.2%
Hui Xian Real Estate Investment Trust	5,346,000	2,555,725
Japan Retail Fund Investment Corp.	116	288,496
Klepierre	62,532	2,941,834
Link REIT	227,500	1,382,796
Redefine Properties Ltd.	526,986	456,722
RioCan Real Estate Investment Trust	13,558	295,275
Smart Real Estate Investment Trust	31,104	836,326
Unibail-Rodamco SE	11,502	3,082,673
		11,839,847

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	199

FlexShares® International Quality Dividend Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Real Estate Management & Development – 2.2%
Daito Trust Construction Co., Ltd.	20,700	$2,997,771
Evergrande Real Estate Group Ltd.(a)	4,050,000	3,007,270
KWG Property Holding Ltd.	3,321,000	2,157,717
		8,162,758
Road & Rail – 0.7%
Aurizon Holdings Ltd.	779,382	2,539,733
Semiconductors & Semiconductor Equipment – 1.8%
MediaTek, Inc.	76,000	541,965
Nanya Technology Corp.	2,071,000	2,420,758
Novatek Microelectronics Corp.	631,000	2,210,740
STMicroelectronics N.V.(a)	130,896	804,180
Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	753,418
		6,731,061
Software – 0.1%
Oracle Corp.	4,400	243,039
Specialty Retail – 0.5%
Hennes & Mauritz AB, Class B* (a)	33,858	1,204,926
USS Co., Ltd.	46,200	757,370
		1,962,296
Technology Hardware, Storage & Peripherals – 1.1%
Canon, Inc.	56,500	1,643,329
Compal Electronics, Inc.	2,754,000	1,622,361
Samsung Electronics Co., Ltd.	648	708,057
		3,973,747
Textiles, Apparel & Luxury Goods – 1.8%
HUGO BOSS AG(a)	31,428	2,004,621
Li & Fung Ltd.(a)	4,212,000	2,611,731
Ruentex Industries Ltd.	1,458,000	2,038,750
		6,655,102
Tobacco – 3.9%
British American Tobacco PLC	195,858	11,964,246
Japan Tobacco, Inc.	55,500	2,349,783
		14,314,029

	Shares	Value
Transportation Infrastructure – 0.8%
Hopewell Highway Infrastructure Ltd.(a)	486,000	$242,461
Jiangsu Expressway Co., Ltd., Class H	1,944,000	2,561,192
		2,803,653
Wireless Telecommunication Services – 2.1%
Advanced Info Service PCL (NVDR)	145,863	651,435
MegaFon PJSC	95,094	1,087,922
StarHub Ltd.(a)	810,000	1,994,792
Turkcell Iletisim Hizmetleri A/S*	189,702	821,456
Vodacom Group Ltd.(a)	259,524	3,028,840
Vodafone Group PLC	40,338	129,528
		7,713,973
Total Common Stocks (Cost $372,794,130)		360,967,352
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 3.6%
CERTIFICATE OF DEPOSIT – 0.1%
Credit Suisse AG, New York 0.63%, due 05/03/2016	$600,000	600,000
Total Certificate of Deposit (Cost $600,000)		600,000

MASTER DEMAND NOTE – 0.1%
Natixis Financial Products LLC 0.64%, due 05/02/2016	400,000	400,000
Total Master Demand Note (Cost $400,000)		400,000

MONEY MARKET FUNDS(c) – 1.2%
BlackRock Cash Funds – Prime, Institutional Class 0.46%	700,000	700,000
BlackRock Liquidity Funds, TempFund, Institutional Class 0.42%	700,000	700,000
Dreyfus Cash Advantage Fund, Institutional Class 0.37%	700,000	700,000

See Accompanying Notes to the Financial Statements.

200	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – (continued)
MONEY MARKET FUNDS(c) – (continued)
Fidelity Money Market Portfolio, Institutional Class 0.38%	$700,000	$700,000
Fidelity Prime Money Market Portfolio, Institutional Class 0.44%	700,000	700,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class 0.39%	700,000	700,000
Total Money Market Funds (Cost $4,200,000)		4,200,000

REPURCHASE AGREEMENTS – 2.2%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $6,917,834, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $7,056,725	6,917,655	6,917,655

	Principal Amount	Value
REPURCHASE AGREEMENTS – (continued)
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $1,000,037, collateralized by various Common Stocks; total market value $1,111,125	$1,000,000	$1,000,000
Total Repurchase Agreements (Cost $7,917,655)		7,917,655
Total Securities Lending Reinvestments (Cost $13,117,655)		13,117,655
Total Investment Securities (Cost $385,911,785) – 101.6%		374,085,007
Liabilities in excess of other assets – (1.6%)		(6,052,943)
NET ASSETS – 100.0%		$368,032,064

*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $2,199,067 or 0.60% of net assets.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $39,930,715, which was collateralized in the form of cash with a value of $13,117,655; $3,706,199 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $25,540,032 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $42,363,886.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $13,117,655.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	201

FlexShares® International Quality Dividend Index Fund (cont.)

JPY – Japanese Yen

KRW – Korean Won

MTF – Multilateral Trading Facility

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

TWD – Taiwan Dollar

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,804,744
Aggregate gross unrealized depreciation	(33,978,994)
Net unrealized depreciation	$(13,174,250)
Federal income tax cost of investments	$387,259,257

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	41	06/17/2016	$1,397,980	$(9,876)
FTSE 100® Index Futures Contracts	15	06/17/2016	1,364,994	10,148
Hang Seng Index Futures Contracts	7	05/30/2016	940,919	(19,429)
Mini MSCI Emerging Markets Index Futures Contracts	3	06/17/2016	125,760	(1,326)
MSCI Taiwan Index Futures Contracts	24	05/30/2016	730,560	(21,369)
Nikkei 225 Index Futures Contracts	5	06/09/2016	377,354	(19,029)
S&P Toronto Stock Exchange 60® Index Futures Contracts	6	06/16/2016	779,530	28,730
SGX NIFTY 50 Index Futures Contracts	20	05/26/2016	315,700	(1,874)
SPI 200® Index Futures Contracts	7	06/16/2016	698,607	15,066
				$(18,959)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
CAD	128,918	Bank of Montreal	USD	97,029	06/15/2016	$5,892
EUR	407,879	Morgan Stanley	USD	454,716	06/15/2016	13,078
GBP	115,437	Bank of New York	USD	165,569	06/15/2016	3,557
HKD	1,120,626	Societe Generale	USD	144,539	06/15/2016	(17)
JPY	18,302,383	Bank of New York	USD	161,323	06/15/2016	9,936
SEK	337,877	Morgan Stanley	USD	40,621	06/15/2016	1,563
TWD	2,266,680	Morgan Stanley	USD	68,870	06/15/2016	1,439
USD	129,536	Citibank N.A.	AUD	172,584	06/15/2016	(1,929)
USD	27,288	Morgan Stanley	BRL	102,881	06/15/2016	(2,101)
USD	17,485	Citibank N.A.	CHF	17,194	06/15/2016	(488)
USD	150,000	The Toronto-Dominion Bank	EUR	132,511	06/15/2016	(1,976)
USD	300,000	The Toronto-Dominion Bank	GBP	206,684	06/15/2016	(2,810)
USD	120,000	Citibank N.A.	HKD	929,934	06/15/2016	70
USD	10,022	Bank of New York	INR	681,458	06/15/2016	(165)
USD	115,000	The Toronto-Dominion Bank	JPY	12,778,915	06/15/2016	(4,575)
USD	100,000	Morgan Stanley	KRW	116,541,625	06/15/2016	(2,215)
USD	81,922	Citibank N.A.	RUB	6,015,908	06/15/2016	(9,966)
						$9,293

See Accompanying Notes to the Financial Statements.

202	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	6.6%
Belgium	1.6
Brazil	2.5
Canada	4.9
Chile	0.0 †
China	4.2
Colombia	0.5
Czech Republic	1.4
Denmark	0.9
Finland	3.7
France	3.9
Germany	4.3
Hong Kong	2.9
India	0.8
Indonesia	0.1
Israel	0.7
Italy	3.1
Japan	13.5
Morocco	0.1
Netherlands	2.2
Norway	2.2
Peru	0.8
Poland	1.3
Russia	2.8
Singapore	0.5
South Africa	1.6
South Korea	0.2
Spain	2.5
Sweden	2.7
Switzerland	3.7
Taiwan	3.6
Thailand	0.2
Turkey	2.0
United Kingdom	16.0
Other[1]	2.0
100.0%

†	Amount represents less than 0.05%.

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	203

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.9%
Air Freight & Logistics – 1.0%
bpost S.A.	15,350	$433,111
Deutsche Post AG (Registered)	4,575	134,353
		567,464
Airlines – 0.7%
Japan Airlines Co., Ltd.	11,400	421,180
Auto Components – 0.1%
Nokian Renkaat Oyj	2,100	77,497
Automobiles – 1.1%
Fuji Heavy Industries Ltd.	11,900	413,294
Toyota Motor Corp.	4,200	221,943
		635,237
Banks – 13.5%
Aozora Bank Ltd.	125,000	456,797
Australia & New Zealand Banking Group Ltd.	18,050	334,316
Bank Hapoalim BM	4,550	23,430
Banque Cantonale Vaudoise (Registered)	150	103,521
BMCE Bank	4,725	105,804
Canadian Imperial Bank of Commerce	6,925	560,258
China Everbright Bank Co., Ltd., Class H(a)	100,000	45,506
Commercial International Bank Egypt SAE	35,700	181,637
Commonwealth Bank of Australia	26,525	1,495,722
HSBC Holdings PLC	30,125	199,689
Industrial & Commercial Bank of China Ltd., Class H	150,000	81,408
Intercorp Financial Services, Inc.	15,775	449,587
Intesa Sanpaolo SpA (Retirement Savings Plan)	37,700	99,141
Komercni banka A/S	325	66,872
Mitsubishi UFJ Financial Group, Inc.	2,500	12,152
National Bank of Canada	4,475	160,194
Nordea Bank AB	49,475	480,723

	Shares	Value
Banks – (continued)
Royal Bank of Canada	23,750	$1,477,407
Skandinaviska Enskilda Banken AB, Class C	34,025	339,934
Swedbank AB, Class A	8,125	175,414
Westpac Banking Corp.	32,700	774,853
		7,624,365
Beverages – 0.1%
Anheuser-Busch InBev S.A./N.V.(a)	500	61,906
Capital Markets – 2.8%
Banca Generali SpA	13,925	413,557
CI Financial Corp.	7,475	165,780
Coronation Fund Managers Ltd.(a)	78,875	411,763
IGM Financial, Inc.	3,650	115,101
Partners Group Holding AG(a)	1,150	473,918
		1,580,119
Chemicals – 0.5%
BASF SE	175	14,461
Israel Chemicals Ltd.	27,725	137,715
Synthos S.A.	121,550	129,512
Yara International ASA	350	14,013
		295,701
Commercial Services & Supplies – 1.6%
Edenred(a)	22,200	437,849
KEPCO Plant Service & Engineering Co., Ltd.	1,050	69,576
Societe BIC S.A.	2,725	386,858
		894,283
Communications Equipment – 0.5%
Telefonaktiebolaget LM Ericsson, Class A	33,775	278,706
Construction & Engineering – 0.2%
Vinci S.A.(a)	1,250	93,403
Diversified Financial Services – 0.8%
Rural Electrification Corp. Ltd.	161,925	435,511

See Accompanying Notes to the Financial Statements.

204	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Diversified Telecommunication Services – 5.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	183,650	$392,147
Maroc Telecom	31,725	437,803
O2 Czech Republic A/S	38,500	391,276
Proximus SADP(a)	3,675	123,644
Spark New Zealand Ltd.	51,375	133,278
TalkTalk Telecom Group PLC(a)	131,400	514,712
Telenor ASA	28,625	492,704
Telia Co. AB	6,725	32,148
Telstra Corp. Ltd.	13,800	56,449
Vivendi S.A.(a)	21,875	419,914
		2,994,075
Electric Utilities – 3.1%
CEZ A/S	1,500	29,308
Cia Energetica de Minas Gerais (Preference)	212,500	420,591
Endesa S.A.	22,150	465,150
Energa S.A.	108,475	353,272
Fortum Oyj(a)	30,275	456,329
		1,724,650
Electronic Equipment, Instruments & Components – 1.0%
Innolux Corp.	1,275,000	395,312
Murata Manufacturing Co., Ltd.	500	69,139
Synnex Technology International Corp.	100,000	99,370
		563,821
Food & Staples Retailing – 1.1%
METRO AG	7,550	213,331
Wm Morrison Supermarkets PLC	148,775	416,484
		629,815
Food Products – 3.0%
Nestle S.A. (Registered)	13,925	1,038,745
NH Foods Ltd.(a)	10,000	227,207
Orkla ASA	47,900	418,185
		1,684,137
Gas Utilities – 0.7%
Empresa de Energia de Bogota S.A. ESP	194,200	125,954

	Shares	Value
Gas Utilities – (continued)
Enagas S.A.	3,250	$99,034
Snam SpA	25,225	153,991
		378,979
Health Care Technology – 0.4%
M3, Inc.	7,500	210,991
Hotels, Restaurants & Leisure – 2.1%
Oriental Land Co., Ltd.(a)	6,200	440,394
Sands China Ltd.(a)	110,000	394,215
SJM Holdings Ltd.(a)	550,000	370,108
		1,204,717
Household Durables – 0.7%
Berkeley Group Holdings PLC	8,475	371,830
Independent Power and Renewable Electricity Producers – 0.8%
E.ON Russia JSC	11,735,250	478,790
Industrial Conglomerates – 1.1%
HAP Seng Consolidated Bhd	217,500	426,481
Quinenco S.A.	28,600	56,295
Siemens AG (Registered)	1,050	109,582
		592,358
Insurance – 5.5%
Admiral Group PLC	15,525	422,330
Direct Line Insurance Group PLC	63,200	335,053
Dongbu Insurance Co., Ltd.	2,525	155,347
Euler Hermes Group	1,250	118,830
Gjensidige Forsikring ASA	24,050	411,867
Jardine Lloyd Thompson Group PLC	13,525	171,777
Medibank Pvt Ltd.	46,575	111,607
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,375	255,048
Sampo Oyj, Class A	9,950	434,538
SCOR SE(a)	3,125	106,428
Tryg A/S	16,350	308,718
Zurich Insurance Group AG*	1,250	279,995
		3,111,538

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	205

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Internet Software & Services – 0.8%
Kakaku.com, Inc.(a)	22,500	$419,108
Tencent Holdings Ltd.	2,500	51,211
		470,319
IT Services – 0.5%
Otsuka Corp.	5,600	278,443
Leisure Products – 0.7%
Sankyo Co., Ltd.	10,600	413,122
Machinery – 3.3%
FANUC Corp.	2,500	385,649
Hino Motors Ltd.	35,000	353,942
Kone Oyj, Class B(a)	5,725	261,236
MAN SE (Preference)	950	102,127
Metso Oyj(a)	450	10,818
Minebea Co., Ltd.(a)	32,000	274,854
SKF AB, Class A	2,875	52,824
Turk Traktor ve Ziraat Makineleri A/S	14,850	440,563
		1,882,013
Media – 2.4%
Multiplus S.A.	55,000	599,122
ProSiebenSat.1 Media SE	3,150	160,622
RELX N.V.(a)	26,975	452,778
Shaw Communications, Inc., Class B(a)	7,175	133,006
		1,345,528
Metals & Mining – 4.7%
Agnico Eagle Mines Ltd.(a)	3,650	172,826
Anglo American PLC	19,575	218,908
Barrick Gold Corp.	12,200	236,578
Eregli Demir ve Celik Fabrikalari TAS	352,350	588,868
Franco-Nevada Corp.	2,383	167,605
Gold Fields Ltd.(a)	26,275	119,843
Goldcorp, Inc.	9,375	189,207
Polymetal International PLC	44,400	461,145
Severstal PAO	7,337	82,464
Severstal PAO (GDR)	38,275	444,756
		2,682,200

	Shares	Value
Multiline Retail – 0.1%
Marks & Spencer Group PLC	2,425	$15,044
Next PLC	175	13,036
		28,080
Multi-Utilities – 1.2%
Engie S.A.(a)	12,175	200,803
RWE AG*	33,550	501,273
		702,076
Oil, Gas & Consumable Fuels – 5.9%
BP PLC	30,725	168,221
Ecopetrol S.A.	315,075	156,300
Eni SpA	41,600	676,581
Husky Energy, Inc.	11,875	149,883
Repsol S.A.	7,375	96,675
Royal Dutch Shell PLC, Class A(a)	27,599	719,448
Royal Dutch Shell PLC, Class B	21,350	558,583
Showa Shell Sekiyu KK	10,000	107,295
Surgutneftegas OAO (Preference)	25,407	16,497
Surgutneftegas OAO (Preference) (ADR)	63,430	402,781
Tatneft PAO (Preference)	17,075	50,685
TonenGeneral Sekiyu KK	5,000	48,928
TOTAL S.A.(a)	1,575	79,246
Vermilion Energy, Inc.	3,250	111,957
		3,343,080
Paper & Forest Products – 0.6%
Fibria Celulose S.A.	37,500	329,271
Personal Products – 1.5%
Unilever N.V. (CVA)	19,650	863,448
Pharmaceuticals – 7.9%
Astellas Pharma, Inc.	27,500	384,761
Bayer AG (Registered)	275	31,733
Eisai Co., Ltd.	1,000	63,882
GlaxoSmithKline PLC	79,325	1,695,405
Novartis AG (Registered)	4,975	379,938
Novo Nordisk A/S, Class B	1,375	76,787
Orion Oyj, Class A	5,725	196,648
Orion Oyj, Class B	11,050	385,505

See Accompanying Notes to the Financial Statements.

206	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Pharmaceuticals – (continued)
Roche Holding AG –Genusschein	2,400	$607,199
Sanofi	1,125	92,915
Shionogi & Co., Ltd.	10,500	553,778
		4,468,551
Real Estate Investment Trusts (REITs) – 3.2%
Fortress Income Fund Ltd., Class A(a)	101,300	114,296
Gecina S.A.	700	101,260
The GPT Group	38,725	148,652
H&R Real Estate Investment Trust	7,625	133,434
Hui Xian Real Estate Investment Trust	825,000	394,402
Klepierre	9,425	443,402
Link REIT	12,500	75,978
RioCan Real Estate Investment Trust	11,950	260,255
Smart Real Estate Investment Trust	4,475	120,324
		1,792,003
Real Estate Management & Development – 2.1%
Azrieli Group Ltd.	2,825	112,319
Chinese Estates Holdings Ltd.	50,000	124,272
Daito Trust Construction Co., Ltd.	3,200	463,423
Evergrande Real Estate Group Ltd.(a)	625,000	464,085
		1,164,099
Road & Rail – 0.7%
Aurizon Holdings Ltd.	89,625	292,057
BTS Group Holdings PCL (NVDR)	470,000	123,790
		415,847
Semiconductors & Semiconductor Equipment – 0.8%
Novatek Microelectronics Corp.	100,000	350,355
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	116,268
		466,623

	Shares	Value
Specialty Retail – 1.5%
ABC-Mart, Inc.(a)	2,500	$167,297
Fast Retailing Co., Ltd.	400	109,108
Hennes & Mauritz AB, Class B* (a)	15,475	550,719
Nitori Holdings Co., Ltd.	500	48,040
		875,164
Technology Hardware, Storage & Peripherals – 1.6%
Asustek Computer, Inc.	13,000	114,268
Canon, Inc.	7,500	218,141
Compal Electronics, Inc.	675,000	397,637
Pegatron Corp.	50,000	105,882
Samsung Electronics Co., Ltd.	75	81,951
		917,879
Textiles, Apparel & Luxury Goods – 1.4%
HUGO BOSS AG(a)	5,125	326,896
Li & Fung Ltd.(a)	650,000	403,045
Ruentex Industries Ltd.	50,000	69,916
		799,857
Thrifts & Mortgage Finance – 0.8%
Indiabulls Housing Finance Ltd.	43,325	452,813
Tobacco – 4.3%
British American Tobacco PLC	22,900	1,398,877
Imperial Brands PLC	5,250	285,980
Japan Tobacco, Inc.	17,500	740,922
		2,425,779
Transportation Infrastructure – 1.5%
Auckland International Airport Ltd.	103,800	446,380
Jiangsu Expressway Co., Ltd., Class H	100,000	131,749
SIA Engineering Co., Ltd.	90,000	253,785
		831,914
Wireless Telecommunication Services – 2.7%
Advanced Info Service PCL (NVDR)	22,517	100,563
DiGi.Com Bhd	95,000	107,001
Freenet AG	5,825	177,933

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	207

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Wireless Telecommunication Services – (continued)
Intouch Holdings PCL (NVDR)	67,500	$101,936
MegaFon PJSC	12,340	141,176
MegaFon PJSC (Registered) (GDR)	560	6,440
StarHub Ltd.(a)	95,000	233,957
Tele2 AB, Class B	11,250	107,417
Total Access Communication PCL (NVDR)	442,500	427,552
Turkcell Iletisim Hizmetleri A/S*	29,550	127,959
Vodafone Group PLC	1,825	5,860
		1,537,794
Total Common Stocks (Cost $56,471,059)		55,396,976
	Principal Amount
SECURITIES LENDING REINVESTMENTS(b) – 3.6%
MONEY MARKET FUNDS(c) – 1.1%
BlackRock Cash Funds – Prime, Institutional Class 0.46%	$100,000	100,000
BlackRock Liquidity Funds, TempFund, Institutional Class 0.42%	100,000	100,000
Dreyfus Cash Advantage Fund, Institutional Class 0.37%	100,000	100,000
Fidelity Money Market Portfolio, Institutional Class 0.38%	100,000	100,000
Fidelity Prime Money Market Portfolio, Institutional Class 0.44%	100,000	100,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class 0.39%	100,000	100,000
Total Money Market Funds (Cost $600,000)		600,000

	Principal Amount	Value
REPURCHASE AGREEMENTS – 2.5%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $915,536, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 –02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 –04/20/2046; total market value $933,917	$915,512	$915,512
Credit Suisse Securities USA LLC, 0.44%, dated 04/29/2016, due 05/02/2016, repurchase price $540,020, collateralized by various Common Stocks; total market value $600,007	540,000	540,000
Total Repurchase Agreements (Cost $1,455,512)		1,455,512
Total Securities Lending Reinvestments (Cost $2,055,512)		2,055,512
Total Investment Securities (Cost $58,526,571) – 101.5%		57,452,488
Liabilities in excess of other assets – (1.5%)		(876,255)
NET ASSETS – 100.0%		$56,576,233

*	Non-income producing security.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $6,420,713, which was collateralized in the form of cash with a value of $2,055,512; $1,011,842 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $3,786,186 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $6,853,540.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $2,055,512.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Financial Statements.

208	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CVA – Dutch Certificate

DKK – Danish Krone

EUR – Euro

GBP – British Pound

GDR – Global Depositary Receipt

HKD – Hong Kong Dollar

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

NOK – Norwegian Krone

NVDR – Non-Voting Depositary Receipt

NZD – New Zealand Dollar

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – Taiwan Dollar

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,932,188
Aggregate gross unrealized depreciation	(5,216,884)
Net unrealized depreciation	$(1,284,696)
Federal income tax cost of investments	$58,737,184

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	11	06/17/2016	$914,045	$27,380
Mini MSCI Emerging Markets Index Futures Contracts	5	06/17/2016	209,600	7,892
				$35,272

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	703	Bank of New York	USD	534	06/15/2016	$1
BRL	1,548	Citibank N.A.	USD	422	06/15/2016	20
CAD	78,068	Bank of Montreal	USD	58,757	06/15/2016	3,568
DKK	1,609	Societe Generale	USD	240	06/15/2016	8
EUR	50,867	Morgan Stanley	USD	56,708	06/15/2016	1,631
GBP	21,869	Bank of New York	USD	31,366	06/15/2016	674
HKD	460,197	Societe Generale	USD	59,357	06/15/2016	(7)
ILS	2,413	Citibank N.A.	USD	622	06/15/2016	25
INR	552,980	Bank of New York	USD	8,133	06/15/2016	133
JPY	2,090,717	Bank of New York	USD	18,428	06/15/2016	1,135
NZD	6,964	BNP Paribas S.A.	USD	4,692	06/15/2016	166
RUB	249,204	Goldman Sachs & Co.	USD	3,618	06/15/2016	188
SEK	24,597	Societe Generale	USD	3,000	06/15/2016	71
SGD	3,000	JPMorgan Chase & Co.	USD	2,203	06/15/2016	27
TWD	1,414,973	Morgan Stanley	USD	42,992	06/15/2016	898
USD	528	Citibank N.A.	AUD	703	06/15/2016	(8)
USD	410	Morgan Stanley	BRL	1,548	06/15/2016	(31)
USD	131,090	Citibank N.A.	CHF	128,905	06/15/2016	(3,655)
USD	243	Bank of New York	DKK	1,609	06/15/2016	(5)
USD	31,109	Societe Generale	GBP	21,869	06/15/2016	(931)

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	209

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
USD	629	Citibank N.A.	ILS	2,413	06/15/2016	$(18)
USD	8,188	Morgan Stanley	INR	552,980	06/15/2016	(79)
USD	18,752	The Toronto-Dominion Bank	JPY	2,090,717	06/15/2016	(811)
USD	52,383	Bank of New York	NOK	444,338	06/15/2016	(2,786)
USD	4,643	JPMorgan Chase & Co.	NZD	6,964	06/15/2016	(215)
USD	3,394	Citibank N.A.	RUB	249,204	06/15/2016	(413)
USD	2,957	Morgan Stanley	SEK	24,597	06/15/2016	(114)
USD	2,176	Societe Generale	SGD	3,000	06/15/2016	(54)
USD	43,842	Citibank N.A.	TWD	1,414,973	06/15/2016	(48)
						$(630)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	5.7%
Belgium	1.1
Brazil	2.4
Canada	7.3
Chile	0.1
China	2.1
Colombia	0.5
Czech Republic	0.9
Denmark	0.7
Egypt	0.3
Finland	3.2
France	4.4
Germany	3.6
Hong Kong	2.4
India	1.6
Israel	1.2
Italy	2.4
Japan	13.3
Malaysia	0.9
Morocco	0.9
Netherlands	2.3
New Zealand	1.0
Norway	2.4
Peru	0.8
Poland	0.8
Russia	2.9
Singapore	0.9
South Africa	1.1
South Korea	0.5
Spain	1.2
Sweden	3.6
Switzerland	5.1
Taiwan	2.9
Thailand	1.3
Turkey	2.0
United Kingdom	14.1
Other[1]	2.1
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

210	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

April 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS – 98.3%
Auto Components – 3.5%
Cie Generale des Etablissements Michelin	696	$72,661
Continental AG	1,116	245,161
Faurecia	756	31,232
GKN PLC	8,268	33,756
Nokian Renkaat Oyj	6,744	248,875
Plastic Omnium S.A.	937	31,037
Sumitomo Rubber Industries Ltd.(a)	4,800	76,265
Valeo S.A.	1,560	247,375
		986,362
Automobiles – 1.4%
Fuji Heavy Industries Ltd.	6,000	208,383
Tofas Turk Otomobil Fabrikasi A/S	4,392	34,799
Toyota Motor Corp.	2,200	116,256
Yamaha Motor Co., Ltd.(a)	1,200	20,760
		380,198
Banks – 9.8%
Agricultural Bank of China Ltd., Class H	108,000	39,122
Australia & New Zealand Banking Group Ltd.	11,148	206,479
Banco Bilbao Vizcaya Argentaria S.A.	25,821	176,942
Banco Santander S.A.	51,612	261,342
Bank Handlowy w Warszawie S.A.	1,128	21,856
Bank of China Ltd., Class H	312,000	127,500
Canadian Imperial Bank of Commerce	288	23,300
Commonwealth Bank of Australia	13,548	763,960
HSBC Holdings PLC	18,072	119,793
Industrial & Commercial Bank of China Ltd., Class H	12,000	6,513
ING Groep N.V. (CVA)	9,792	119,947
Mitsubishi UFJ Financial Group, Inc.	1,200	5,833
National Bank of Canada	816	29,211
Natixis S.A.	5,664	31,249
Royal Bank of Canada	288	17,916

	Shares	Value
Banks – (continued)
Skandinaviska Enskilda Banken AB, Class A	16,428	$157,063
Societe Generale S.A.	2,796	109,682
Sumitomo Mitsui Trust Holdings, Inc.	24,000	77,297
Swedbank AB, Class A	3,468	74,872
The Toronto-Dominion Bank	168	7,491
Westpac Banking Corp.	15,684	371,645
		2,749,013
Beverages – 0.3%
Anheuser-Busch InBev S.A./N.V.(a)	180	22,286
Coca-Cola Amatil Ltd.	8,388	55,051
		77,337
Building Products – 0.3%
Cie de Saint-Gobain	1,824	83,554
Capital Markets – 4.3%
Aberdeen Asset Management PLC	7,704	33,710
Brait SE*	20,616	231,402
CI Financial Corp.	2,184	48,436
Daiwa Securities Group, Inc.	6,000	36,237
Henderson Group PLC	77,208	289,089
IGM Financial, Inc.	9,912	312,569
Macquarie Group Ltd.	1,464	70,945
Nomura Holdings, Inc.	32,400	145,020
Schroders PLC (Non-Voting)	888	25,431
UBS Group AG (Registered)	480	8,313
		1,201,152
Chemicals – 2.4%
BASF SE	4,308	356,000
Kuraray Co., Ltd.	2,400	31,538
Sumitomo Chemical Co., Ltd.	14,000	66,209
Synthos S.A.	193,284	205,944
		659,691
Communications Equipment – 0.9%
Nokia Oyj (SIGMA X MTF)	28,812	169,949
Telefonaktiebolaget LM Ericsson, Class B	8,388	67,962
		237,911

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	211

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Construction & Engineering – 1.9%
ACS Actividades de Construccion y Servicios S.A.	1,224	$40,480
CIMIC Group Ltd.	11,988	327,430
HOCHTIEF AG	312	40,005
Vinci S.A.(a)	1,836	137,191
		545,106
Distributors – 0.8%
Imperial Holdings Ltd.	4,212	44,265
Inchcape PLC	17,604	174,715
		218,980
Diversified Financial Services – 0.1%
Groupe Bruxelles Lambert S.A.	420	37,103
Diversified Telecommunication Services – 2.3%
Elisa Oyj	2,640	98,604
Proximus SADP(a)	1,860	62,579
TalkTalk Telecom Group PLC(a)	58,752	230,140
Telefonica S.A.	17,544	191,335
Telia Co. AB	15,084	72,107
		654,765
Electric Utilities – 1.6%
CEZ A/S(a)	15,720	307,143
EDP – Energias de Portugal S.A.	10,656	37,884
Energa S.A.	34,416	112,083
		457,110
Electrical Equipment – 2.1%
Gamesa Corp. Tecnologica S.A.	1,800	35,450
Mitsubishi Electric Corp.	22,000	246,329
Vestas Wind Systems A/S	4,092	292,812
		574,591
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB, Class B	1,008	40,232
Omron Corp.	6,000	199,636
Synnex Technology International Corp.	36,000	35,773
WPG Holdings Ltd.	24,000	25,672
		301,313

	Shares	Value
Food & Staples Retailing – 3.6%
Distribuidora Internacional de Alimentacion S.A.* (a)	35,532	$197,216
Koninklijke Ahold N.V.(a)	792	17,235
METRO AG(a)	9,540	303,214
Seven & i Holdings Co., Ltd.	3,000	127,380
Wesfarmers Ltd.	3,096	101,053
Wm Morrison Supermarkets PLC(a)	94,968	265,856
		1,011,954
Food Products – 0.9%
Nestle S.A. (Registered)	3,432	256,013
Gas Utilities – 0.3%
Empresa de Energia de Bogota S.A. ESP	44,172	28,649
Gas Natural SDG S.A.	3,192	66,410
		95,059
Health Care Equipment & Supplies – 1.5%
Hoya Corp.	7,200	286,735
Sartorius Stedim Biotech	216	82,507
Sysmex Corp.(a)	600	39,254
		408,496
Health Care Providers & Services – 0.3%
Medipal Holdings Corp.	4,800	78,912
Hotels, Restaurants & Leisure – 2.8%
InterContinental Hotels Group PLC	864	34,540
OPAP S.A.	30,300	229,047
Sands China Ltd.(a)	76,800	275,233
SJM Holdings Ltd.(a)	360,000	242,253
		781,073
Household Durables – 1.2%
Berkeley Group Holdings PLC	1,668	73,181
Sekisui Chemical Co., Ltd.	19,200	248,894
		322,075
Independent Power and Renewable Electricity Producers – 1.1%
E.ON Russia JSC	7,768,632	316,955

See Accompanying Notes to the Financial Statements.

212	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Industrial Conglomerates – 1.3%
Koninklijke Philips N.V.	3,588	$98,628
Siemens AG (Registered)	2,532	264,251
		362,879
Insurance – 7.8%
Ageas	2,196	86,170
Allianz SE (Registered)	3,600	611,273
AXA S.A.(a)	7,800	196,676
BB Seguridade Participacoes S.A.	30,000	260,114
CNP Assurances	1,872	31,872
The Dai-ichi Life Insurance Co., Ltd.	3,600	46,062
Manulife Financial Corp.	7,728	114,137
Mapfre S.A.	12,816	32,513
MMI Holdings Ltd.(a)	16,404	27,381
Old Mutual PLC	18,468	50,185
Power Corp. of Canada	8,448	205,636
Power Financial Corp.	1,704	44,879
St. James’s Place PLC(a)	2,544	32,310
T&D Holdings, Inc.	3,600	36,389
UnipolSai SpA	121,824	284,364
Zurich Insurance Group AG*	588	131,710
		2,191,671
Internet Software & Services – 0.1%
Tencent Holdings Ltd.(a)	1,200	24,581
Machinery – 3.6%
Hino Motors Ltd.	18,000	182,027
Hitachi Construction Machinery Co., Ltd.	9,600	158,632
JTEKT Corp.	3,600	48,148
Komatsu Ltd.	12,000	213,823
Metso Oyj(a)	6,720	161,555
NGK Insulators Ltd.	10,000	216,272
NSK Ltd.	3,600	33,175
		1,013,632
Marine – 0.1%
Seaspan Corp.	1,200	20,292
Media – 2.0%
Multiplus S.A.	36,000	392,152
Pearson PLC	3,204	37,783

	Shares	Value
Media – (continued)
WPP PLC	5,004	$116,993
		546,928
Metals & Mining – 5.2%
Anglo American PLC	5,460	61,059
BHP Billiton PLC	8,544	116,788
Boliden AB	17,292	301,763
China Hongqiao Group Ltd.(a)	48,000	35,209
China Molybdenum Co., Ltd., Class H^	1,440,000	241,324
Eregli Demir ve Celik Fabrikalari TAS	227,604	380,385
MMC Norilsk Nickel PJSC	70	10,183
MMC Norilsk Nickel PJSC (ADR)	12,324	181,779
voestalpine AG	3,504	126,339
		1,454,829
Multi-Utilities – 1.9%
Engie S.A.(a)	5,628	92,823
RWE AG*	17,700	264,457
RWE AG (Non-Voting) (Preference)	16,752	183,331
		540,611
Oil, Gas & Consumable Fuels – 8.3%
BP PLC	51,576	282,382
Canadian Natural Resources Ltd.	2,712	81,581
Crescent Point Energy Corp.	2,664	44,960
Ecopetrol S.A.	72,684	36,056
Eni SpA	21,444	348,764
Inter Pipeline Ltd.(a)	1,920	41,125
Origin Energy Ltd.	10,764	45,098
Repsol S.A.	24,516	321,369
Royal Dutch Shell PLC, Class A	6,689	174,368
Royal Dutch Shell PLC, Class B	5,076	132,804
Suncor Energy, Inc.	9,192	270,271
Surgutneftegas OAO (Preference)	105,703	68,636
Surgutneftegas OAO (Preference) (ADR)	32,088	203,759
TOTAL S.A.	5,246	263,954
		2,315,127

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	213

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Shares	Value
COMMON STOCKS – (continued)
Paper & Forest Products – 1.2%
Mondi PLC	1,752	$33,570
UPM-Kymmene Oyj	15,360	293,444
		327,014
Personal Products – 0.9%
Kose Corp.	2,600	249,320
Pharmaceuticals – 5.3%
AstraZeneca PLC	1,020	58,692
Bayer AG (Registered)	348	40,157
GlaxoSmithKline PLC	38,688	826,874
Novartis AG (Registered)	2,412	184,203
Novo Nordisk A/S, Class B	396	22,115
Orion Oyj, Class B	552	19,258
Roche Holding AG – BR	336	86,060
Roche Holding AG – Genusschein	672	170,016
Sanofi(a)	948	78,296
		1,485,671
Professional Services – 0.9%
Adecco S.A. (Registered)	3,084	198,682
Randstad Holding N.V.	1,044	56,087
		254,769
Real Estate Investment Trusts (REITs) – 0.9%
Hui Xian Real Estate Investment Trust	120,000	57,368
Klepierre	1,596	75,084
Unibail-Rodamco SE	456	122,213
		254,665
Real Estate Management & Development – 3.3%
Evergrande Real Estate Group Ltd.(a)	396,000	294,044
KWG Property Holding Ltd.	378,000	245,594
Land & Houses PCL (NVDR)	104,400	25,256
NTT Urban Development Corp.	10,800	105,380
Shimao Property Holdings Ltd.	192,000	266,323
		936,597
Semiconductors & Semiconductor Equipment – 1.2%
Infineon Technologies AG	4,272	60,795
MediaTek, Inc.	6,000	42,787

	Shares	Value
Semiconductors & Semiconductor Equipment – (continued)
Novatek Microelectronics Corp.	36,000	$126,128
Siliconware Precision Industries Co., Ltd.	24,000	35,643
STMicroelectronics N.V.(a)	5,016	30,816
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	37,206
		333,375
Specialty Retail – 0.1%
Hotai Motor Co., Ltd.	3,000	29,672
Technology Hardware, Storage & Peripherals – 2.0%
Brother Industries Ltd.	2,400	28,644
Canon, Inc.	4,800	139,610
Catcher Technology Co., Ltd.	3,000	21,114
Compal Electronics, Inc.	432,000	254,488
Inventec Corp.	36,000	23,830
Samsung Electronics Co., Ltd.	36	39,337
Seiko Epson Corp.(a)	2,400	41,408
		548,431
Textiles, Apparel & Luxury Goods – 0.7%
Ruentex Industries Ltd.	144,000	201,358
Tobacco – 3.7%
British American Tobacco PLC	14,712	898,702
Japan Tobacco, Inc.	3,100	131,249
		1,029,951
Transportation Infrastructure – 0.1%
Abertis Infraestructuras S.A.(a)	2,316	39,060
Wireless Telecommunication Services – 3.2%
Freenet AG	2,268	69,279
Intouch Holdings PCL (NVDR)	15,600	23,559
Mobile TeleSystems PJSC (ADR)	17,148	158,791
MTN Group Ltd.	11,244	118,191
SoftBank Group Corp.	1,400	78,351
Turkcell Iletisim Hizmetleri A/S*	7,272	31,490
Vodacom Group Ltd.(a)	13,332	155,594
Vodafone Group PLC	80,736	259,248
		894,503
Total Common Stocks (Cost $28,872,693)		27,489,659

See Accompanying Notes to the Financial Statements.

214	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

	Principal Amount	Value
SECURITIES LENDING REINVESTMENTS(b) – 2.3%
MONEY MARKET FUNDS(c) – 1.8%
BlackRock Cash Funds – Prime, Institutional Class 0.46%	$100,000	$100,000
Dreyfus Cash Advantage Fund, Institutional Class 0.37%	100,000	100,000
Fidelity Money Market Portfolio, Institutional Class 0.38%	100,000	100,000
Fidelity Prime Money Market Portfolio, Institutional Class 0.44%	100,000	100,000
Morgan Stanley Liquidity Funds – Prime, Institutional Class 0.39%	100,000	100,000
Total Money Market Funds (Cost $500,000)		500,000

REPURCHASE AGREEMENT – 0.5%
Citigroup Global Markets, Inc., 0.31%, dated 04/29/2016, due 05/02/2016, repurchase price $153,144, collateralized by various U.S. Treasury Securities, ranging from 0.00% – 6.63%, maturing 11/15/2026 – 02/15/2046; U.S. Government Agency Mortgage Securities, ranging from 2.00% – 8.00%, maturing 07/20/2026 – 04/20/2046; total market value $156,219	153,141	153,141
Total Repurchase Agreements (Cost $153,141)		153,141
Total Securities Lending Reinvestments (Cost $653,141)		653,141
Total Investment Securities (Cost $29,525,834) – 100.6%		28,142,800
Liabilities in excess of other assets – (0.6%)		(180,030)
NET ASSETS – 100.0%		$27,962,770
*	Non-income producing security.

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At 04/30/2016, the value of these securities amounted to $241,324 or 0.86% of net assets.

(a)

The security or a portion of this security is on loan at 04/30/2016. The total value of securities on loan at 04/30/2016 was $2,656,423, which was collateralized in the form of cash with a value of $653,141; $198,773 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 05/15/2016 – 11/15/2045 and $1,967,647 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.25%, and maturity dates ranging from 06/08/2016 – 07/22/2068; a total value of $2,819,561.

(b)	The security was purchased with cash collateral held from securities on loan at 04/30/2016. The total value of securities purchased was $653,141.

(c)	Represents 7-day effective yield as of 04/30/2016.

Percentages shown are based on Net Assets.

Abbreviations:

ADR – American Depositary Receipt

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

CVA – Dutch Certificate

EUR – Euro

GBP – British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MTF – Multilateral Trading Facility

NVDR – Non-Voting Depositary Receipt

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

SEK – Swedish Krona

TWD – Taiwan Dollar

USD – US Dollar

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,245,180
Aggregate gross unrealized depreciation	(2,863,392)
Net unrealized depreciation	$(1,618,212)
Federal income tax cost of investments	$29,761,012

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	215

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of April 30, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Mini MSCI EAFE Index Futures Contracts	4	06/17/2016	$332,380	$12,049
Mini MSCI Emerging Markets Index Futures Contracts	2	06/17/2016	83,840	3,614
				$15,663

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of April 30, 2016:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	356	Citibank N.A.	USD	267	06/15/2016	$4
CAD	84,528	Goldman Sachs & Co.	USD	64,070	06/15/2016	3,412
CHF	2,910	Citibank N.A.	USD	2,960	06/15/2016	83
CZK	91,573	The Toronto-Dominion Bank	USD	3,811	06/15/2016	71
EUR	21,187	Morgan Stanley	USD	23,620	06/15/2016	679
GBP	20,271	Bank of New York	USD	29,075	06/15/2016	624
HKD	194,231	Societe Generale	USD	25,052	06/15/2016	(3)
JPY	3,209,928	Bank of New York	USD	28,293	06/15/2016	1,743
SEK	126,891	Societe Generale	USD	15,478	06/15/2016	364
TWD	2,600,000	Morgan Stanley	USD	78,997	06/15/2016	1,650
USD	271	Bank of New York	AUD	356	06/15/2016	— †
USD	63,619	Bank of Montreal	CAD	84,528	06/15/2016	(3,863)
USD	3,006	Bank of New York	CHF	2,910	06/15/2016	(35)
USD	3,770	Morgan Stanley	CZK	91,573	06/15/2016	(112)
USD	23,846	Bank of New York	EUR	21,187	06/15/2016	(453)
USD	28,836	Societe Generale	GBP	20,271	06/15/2016	(863)
USD	25,067	JPMorgan Chase & Co.	HKD	194,231	06/15/2016	17
USD	28,790	The Toronto-Dominion Bank	JPY	3,209,928	06/15/2016	(1,246)
USD	15,255	Morgan Stanley	SEK	126,891	06/15/2016	(587)
USD	80,108	Morgan Stanley	TWD	2,600,000	06/15/2016	(540)
						$945

†	Amount is less than $0.50.

See Accompanying Notes to the Financial Statements.

216	FLEXSHARES SEMIANNUAL REPORT

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	6.9%
Austria	0.5
Belgium	0.7
Brazil	2.3
Canada	4.4
China	4.9
Colombia	0.2
Czech Republic	1.1
Denmark	1.1
Finland	3.6
France	6.1
Germany	8.7
Greece	0.8
Hong Kong	1.9
Italy	2.3
Japan	13.3
Netherlands	1.0
Poland	1.2
Portugal	0.1
Russia	3.4
South Africa	2.1
South Korea	0.1
Spain	4.9
Sweden	2.6
Switzerland	3.7
Taiwan	3.0
Thailand	0.2
Turkey	1.6
United Kingdom	15.6
Other[1]	1.7
100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	217

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
2.63%, due 07/15/2017	$33,651,087	$35,291,577
1.63%, due 01/15/2018	39,067,818	40,740,432
0.13%, due 04/15/2018	467,317,912	475,094,316
1.38%, due 07/15/2018	149,935,166	157,877,082
2.13%, due 01/15/2019	148,384,497	159,837,955
0.13%, due 04/15/2019	461,003,934	470,909,018
1.88%, due 07/15/2019	244,220,050	265,035,755
1.38%, due 01/15/2020	43,700,609	46,701,683
0.13%, due 04/15/2020	106,807,655	108,977,228
1.25%, due 07/15/2020	74,067,138	79,477,490
Total U.S. Treasury Obligations (Cost $1,820,391,715)		1,839,942,536

Total Investment Securities (Cost $1,820,391,715) – 99.8%		1,839,942,536
Other assets less liabilities – 0.2%		3,661,400
NET ASSETS – 100.0%		$1,843,603,936

Percentages shown are based on Net Assets.

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,457,089
Aggregate gross unrealized depreciation	(971,247)
Net unrealized appreciation	$19,485,842
Federal income tax cost of investments	$1,820,456,694

See Accompanying Notes to the Financial Statements.

218	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS – 99.8%
U.S. Treasury Inflation Index Notes
1.88%, due 07/15/2019	$10,202,164	$11,071,729
1.38%, due 01/15/2020	12,585,512	13,449,803
0.13%, due 04/15/2020	32,082,392	32,734,078
1.25%, due 07/15/2020	69,588,796	74,672,021
1.13%, due 01/15/2021	78,551,682	83,841,557
0.13%, due 04/15/2021	31,702,943	32,426,401
0.63%, due 07/15/2021	74,513,181	78,174,625
0.13%, due 01/15/2022	85,437,834	86,732,771
0.13%, due 07/15/2022	25,670,799	26,126,119
0.13%, due 01/15/2023	25,523,054	25,762,363
0.38%, due 07/15/2023	25,315,092	26,104,217
0.63%, due 01/15/2024	25,223,100	26,326,533
Total U.S. Treasury Obligations (Cost $507,748,190)		517,422,217

Total Investment Securities (Cost $507,748,190) – 99.8%		517,422,217
Other assets less liabilities – 0.2%		891,638
NET ASSETS – 100.0%		$518,313,855

Percentages shown are based on Net Assets.

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,946,511
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$8,946,511
Federal income tax cost of investments	$508,475,706

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	219

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – 98.2%
Federal Home Loan Mortgage Corp.
4.50%, due 01/01/2018	$134,619	$138,405
4.50%, due 08/01/2018	127,651	131,295
4.00%, due 06/01/2019	29,091	30,211
4.50%, due 07/01/2019	55,766	57,438
4.50%, due 02/01/2020	320,074	331,658
5.00%, due 07/01/2020	67,182	69,629
5.00%, due 05/01/2023	585,442	612,536
4.00%, due 04/01/2025	689,219	716,265
2.50%, due 10/01/2027	186,725	192,999
2.50%, due 04/01/2028	46,519	48,024
2.50%, due 11/01/2028	33,885	34,982
3.00%, due 06/01/2029	144,333	151,661
6.00%, due 04/01/2034	122,946	141,625
5.50%, due 07/01/2038	11,629	13,043
5.50%, due 12/01/2038	35,627	40,008
5.00%, due 02/01/2039	38,794	42,653
6.50%, due 04/01/2039	82,935	95,142
5.00%, due 05/01/2039	217,793	241,899
5.00%, due 08/01/2039	16,867	18,704
5.00%, due 09/01/2039	23,499	25,845
4.50%, due 10/01/2039	44,017	48,056
4.00%, due 02/01/2040	25,108	26,884
5.50%, due 06/01/2040	107,999	120,297
3.50%, due 12/01/2040	244,814	257,064
4.00%, due 01/01/2041	172,718	185,826
4.50%, due 03/01/2041	82,524	90,388
5.50%, due 04/01/2041	52,787	58,932
4.50%, due 08/01/2041	238,673	260,780
4.00%, due 04/01/2042	195,214	209,599
3.00%, due 03/01/2043	50,556	51,902
3.00%, due 06/01/2043	261,590	268,500
4.00%, due 06/01/2044	32,498	34,719
4.50%, due 09/01/2044	232,253	252,849
4.50%, due 12/01/2044	169,216	184,266
3.00%, due 07/01/2045	144,587	148,317
3.00%, due 04/01/2046	350,000	359,031
6.00%, due 05/15/2046 TBA	80,000	90,721
Federal National Mortgage Association
5.00%, due 01/01/2018	224,636	231,923
4.50%, due 10/01/2018	200,565	206,414

	Principal Amount	Value
4.50%, due 11/01/2018	$66,337	$68,266
4.00%, due 12/01/2018	130,228	135,636
4.00%, due 07/01/2019	28,571	29,758
5.00%, due 07/01/2019	226,217	237,260
4.50%, due 10/01/2019	205,522	211,476
4.00%, due 03/01/2020	228,309	237,790
4.50%, due 04/01/2020	46,681	48,678
5.00%, due 09/01/2020	105,985	112,739
4.50%, due 11/01/2020	304,327	314,594
5.00%, due 11/01/2021	114,995	119,828
5.50%, due 04/01/2022	204,230	217,971
5.00%, due 12/01/2023	51,183	56,601
5.00%, due 07/01/2024	228,664	252,867
5.00%, due 02/01/2025	139,464	154,226
2.50%, due 06/01/2027	40,741	42,088
2.50%, due 08/01/2027	69,626	71,927
2.50%, due 12/01/2027	62,080	64,284
2.50%, due 12/01/2027	182,691	188,734
3.00%, due 03/01/2028	70,333	73,830
2.50%, due 06/01/2028	58,716	60,714
3.00%, due 06/01/2028	87,115	91,620
3.00%, due 07/01/2028	66,315	69,683
2.50%, due 08/01/2028	123,124	127,736
2.50%, due 09/01/2028	111,258	114,909
2.50%, due 09/01/2028	100,968	104,544
3.00%, due 11/01/2028	65,197	68,507
3.00%, due 09/01/2030	145,196	152,209
3.00%, due 11/01/2030	209,117	218,672
3.00%, due 05/25/2031 TBA	245,000	255,926
6.00%, due 08/01/2034	364,508	420,035
6.50%, due 09/01/2034	369,957	450,658
6.00%, due 10/01/2034	254,886	290,763
6.00%, due 11/01/2035	77,358	89,508
5.50%, due 02/01/2037	28,670	32,762
6.00%, due 08/01/2037	143,050	165,739
5.50%, due 09/01/2038	64,250	72,324
5.00%, due 01/01/2039	24,535	27,132
5.50%, due 01/01/2040	69,702	78,419
5.50%, due 04/01/2040	104,595	118,501
4.50%, due 04/01/2040	42,500	46,375
3.50%, due 11/01/2040	188,310	197,720
3.50%, due 01/01/2041	61,177	64,235
4.50%, due 02/01/2041	73,015	79,493
3.50%, due 02/01/2041	119,361	125,331
4.00%, due 02/01/2041	219,777	235,611

See Accompanying Notes to the Financial Statements.

220	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – (continued)
4.00%, due 02/01/2041	$56,239	$60,265
4.50%, due 04/01/2041	296,090	323,232
5.50%, due 04/01/2041	16,907	18,929
4.50%, due 06/01/2041	60,050	66,244
4.50%, due 08/01/2041	82,334	90,010
5.50%, due 08/01/2041	264,174	300,290
5.50%, due 09/01/2041	98,784	111,005
4.00%, due 01/01/2042	126,190	135,234
3.50%, due 01/01/2042	206,791	217,153
4.50%, due 01/01/2042	87,925	95,954
4.50%, due 01/01/2042	185,123	202,184
3.50%, due 02/01/2042	178,991	187,935
3.50%, due 04/01/2042	145,342	152,635
3.50%, due 08/01/2042	234,306	245,966
2.50%, due 11/01/2042	131,350	130,748
3.00%, due 02/01/2043	468,361	481,678
2.50%, due 02/01/2043	145,899	145,232
2.50%, due 03/01/2043	135,058	134,439
3.00%, due 05/01/2043	20,282	20,909
3.00%, due 05/01/2043	178,835	184,097
3.00%, due 05/01/2043	19,927	20,480
3.00%, due 05/01/2043	167,226	171,981
2.50%, due 05/01/2043	169,419	168,642
3.00%, due 06/01/2043	160,137	164,571
3.50%, due 07/01/2043	90,137	94,671
3.50%, due 07/01/2043	154,856	162,598
3.50%, due 08/01/2043	152,053	159,635
4.00%, due 08/01/2043	62,992	67,457
4.50%, due 09/01/2043	153,461	167,737
4.00%, due 09/01/2043	168,428	181,745
3.00%, due 11/01/2043	78,390	80,554
5.00%, due 03/01/2044	156,745	177,291
5.00%, due 05/01/2044	222,240	246,440
5.00%, due 06/01/2044	95,824	106,319
4.50%, due 10/01/2044	368,781	403,208
4.00%, due 02/01/2045	167,672	179,183
3.00%, due 02/01/2045	179,098	183,807
4.00%, due 02/01/2045	102,488	109,545
3.00%, due 03/01/2045	119,868	123,019
3.00%, due 04/01/2045	170,498	174,981
4.00%, due 04/01/2045	92,598	99,927
3.00%, due 05/01/2045	285,898	293,415
4.00%, due 09/01/2045	187,160	200,134
4.00%, due 11/01/2045	174,049	187,984
3.00%, due 04/01/2046	249,445	256,004
6.50%, due 05/25/2046 TBA	140,000	160,382

	Principal Amount	Value
Government National Mortgage Association
2.50%, due 12/20/2028	$113,696	$117,586
6.00%, due 03/15/2033	412,222	476,966
5.50%, due 06/15/2033	460,904	527,612
5.50%, due 06/15/2033	171,363	196,214
6.00%, due 12/15/2033	264,503	305,581
5.50%, due 03/20/2036	569,196	636,589
5.50%, due 03/15/2038	237,122	265,725
6.00%, due 03/15/2039	39,331	45,373
5.00%, due 04/15/2039	232,906	257,025
5.00%, due 04/15/2039	67,499	75,221
5.00%, due 05/15/2039	191,831	213,676
5.00%, due 06/15/2039	430,471	482,485
5.00%, due 09/15/2039	368,631	414,000
5.50%, due 09/15/2039	50,387	56,460
4.00%, due 09/20/2039	69,507	74,774
5.00%, due 11/15/2039	4,595	5,117
5.50%, due 12/15/2039	142,405	159,584
4.00%, due 08/15/2040	46,549	50,245
4.00%, due 10/15/2040	42,207	45,370
5.50%, due 01/20/2041	74,081	82,814
4.00%, due 03/15/2041	9,784	10,521
5.50%, due 09/20/2041	270,294	300,260
3.50%, due 01/15/2042	52,147	55,129
5.50%, due 02/20/2042	69,061	75,779
3.50%, due 08/20/2042	90,370	95,774
3.50%, due 12/20/2042	30,082	31,884
3.00%, due 12/20/2042	63,023	65,469
5.50%, due 02/20/2043	40,229	44,428
3.00%, due 02/20/2043	124,082	129,093
3.50%, due 03/15/2043	74,291	78,770
3.00%, due 03/20/2043	264,170	274,432
3.00%, due 05/15/2043	348,400	362,204
3.50%, due 06/15/2043	233,467	247,426
3.50%, due 06/15/2043	150,022	158,963
5.00%, due 01/20/2044	14,941	16,261
4.00%, due 08/15/2044	276,860	298,583
3.50%, due 08/20/2044	209,554	222,012
4.00%, due 09/15/2044	87,559	93,866
3.50%, due 10/15/2044	152,624	161,769
3.50%, due 10/20/2044	36,050	38,193
4.00%, due 12/15/2044	166,676	178,683
3.50%, due 12/20/2044	113,373	119,901
3.00%, due 12/20/2044	105,680	109,639
3.00%, due 01/20/2045	130,063	134,936
4.00%, due 01/20/2045	141,731	153,204

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	221

FlexShares® Disciplined Duration MBS Index Fund (cont.)

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY SECURITIES – (continued)
3.50%, due 02/20/2045	$154,925	$163,842
3.50%, due 02/20/2045	178,410	189,248
3.00%, due 03/15/2045	247,708	257,481
3.00%, due 03/20/2045	160,181	166,183
3.50%, due 04/20/2045	186,786	197,557
4.00%, due 06/20/2045	194,642	208,023
3.00%, due 07/20/2045	143,433	148,807
3.50%, due 07/20/2045	186,317	197,062
3.50%, due 12/20/2045	464,697	491,646
3.00%, due 12/20/2045	221,346	229,639
3.00%, due 01/20/2046	296,923	308,048
4.00%, due 03/20/2046	498,465	534,135
3.50%, due 04/20/2046	300,000	317,381
Total U.S. Government & Agency Securities (Cost $31,512,271)		31,618,666

Total Investment Securities (Cost $31,512,271) – 98.2%		31,618,666
Other assets less liabilities – 1.8%		578,106
NET ASSETS – 100.0%		$32,196,772

Percentages shown are based on Net Assets.

Abbreviation:

TBA – To Be Announced; Security is subject to delayed delivery

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,561
Aggregate gross unrealized depreciation	(76,166)
Net unrealized appreciation	$106,395
Federal income tax cost of investments	$31,512,271

See Accompanying Notes to the Financial Statements.

222	FLEXSHARES SEMIANNUAL REPORT

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 98.6%
Aerospace & Defense – 1.3%
The Boeing Co.
4.88%, due 02/15/2020	$10,000	$11,262
L-3 Communications Corp.
4.75%, due 07/15/2020	20,000	21,416
Lockheed Martin Corp.
3.35%, due 09/15/2021	50,000	53,423
3.55%, due 01/15/2026	70,000	75,191
Northrop Grumman Corp.
3.25%, due 08/01/2023	20,000	21,104
Raytheon Co.
3.13%, due 10/15/2020	20,000	21,277
United Technologies Corp.
4.50%, due 04/15/2020	80,000	89,022
		292,695
Air Freight & Logistics – 0.2%
FedEx Corp.
3.20%, due 02/01/2025	20,000	20,691
United Parcel Service, Inc.
2.45%, due 10/01/2022	30,000	31,065
		51,756
Auto Components – 0.4%
Delphi Automotive PLC
3.15%, due 11/19/2020	80,000	81,574
Banks – 24.5%
Bank of America Corp.
2.60%, due 01/15/2019	370,000	376,677
4.20%, due 08/26/2024	320,000	326,463
4.00%, due 01/22/2025	105,000	105,350
Bank of Montreal
2.55%, due 11/06/2022	20,000	20,337
The Bank of Nova Scotia
2.05%, due 06/05/2019	80,000	80,722
Barclays Bank PLC
5.14%, due 10/14/2020	200,000	215,377
BB&T Corp.
2.45%, due 01/15/2020	80,000	81,995
BNP Paribas S.A.
5.00%, due 01/15/2021	90,000	100,925

	Principal Amount	Value
Banks – (continued)
Citigroup, Inc.
2.50%, due 09/26/2018	$300,000	$305,499
3.30%, due 04/27/2025	200,000	201,948
4.40%, due 06/10/2025	120,000	124,085
Citizens Financial Group, Inc.
4.30%, due 12/03/2025	60,000	62,027
Commonwealth Bank of Australia
2.40%, due 11/02/2020	78,000	79,203
Fifth Third Bancorp
2.88%, due 07/27/2020	120,000	122,028
3.50%, due 03/15/2022	60,000	62,637
HSBC Holdings PLC
4.00%, due 03/30/2022	110,000	116,668
JPMorgan Chase & Co.
2.20%, due 10/22/2019	475,000	481,432
3.38%, due 05/01/2023	260,000	263,321
3.13%, due 01/23/2025	230,000	230,882
3.30%, due 04/01/2026	150,000	152,081
KeyCorp
5.10%, due 03/24/2021	100,000	111,528
Lloyds Bank PLC
1.75%, due 05/14/2018	150,000	150,139
6.38%, due 01/21/2021	15,000	17,594
Mitsubishi UFJ Financial Group, Inc.
2.95%, due 03/01/2021	200,000	204,407
MUFG Americas Holdings Corp.
2.25%, due 02/10/2020	100,000	100,185
The PNC Financial Services Group, Inc.
3.90%, due 04/29/2024	50,000	53,101
PNC Funding Corp.
3.30%, due 03/08/2022	230,000	242,842
Royal Bank of Canada
2.35%, due 10/30/2020	50,000	50,875
Sumitomo Mitsui Banking Corp.
1.95%, due 07/23/2018	250,000	251,208
Sumitomo Mitsui Financial Group, Inc.
3.78%, due 03/09/2026	100,000	104,637
U.S. Bancorp/Minnesota
2.95%, due 07/15/2022	100,000	103,104

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	223

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Banks – (continued)
Wells Fargo & Co.
2.13%, due 04/22/2019	$200,000	$203,701
4.48%, due 01/16/2024	330,000	357,577
3.55%, due 09/29/2025	100,000	104,904
Westpac Banking Corp.
2.60%, due 11/23/2020	100,000	102,298
		5,667,757
Beverages – 2.4%
Anheuser-Busch InBev Finance, Inc.
1.90%, due 02/01/2019	200,000	202,948
3.30%, due 02/01/2023	100,000	104,311
Anheuser-Busch InBev Worldwide, Inc.
5.00%, due 04/15/2020	40,000	44,593
The Coca-Cola Co.
1.15%, due 04/01/2018	100,000	100,472
PepsiCo, Inc.
3.60%, due 03/01/2024	100,000	109,872
		562,196
Biotechnology – 2.3%
Amgen, Inc.
2.20%, due 05/22/2019	100,000	102,189
2.70%, due 05/01/2022	70,000	71,722
Biogen, Inc.
3.63%, due 09/15/2022	100,000	106,854
Celgene Corp.
2.13%, due 08/15/2018	100,000	101,407
Gilead Sciences, Inc.
2.05%, due 04/01/2019	40,000	40,874
3.50%, due 02/01/2025	100,000	106,314
		529,360
Capital Markets – 9.6%
The Bank of New York Mellon Corp.
3.65%, due 02/04/2024	150,000	161,366
BlackRock, Inc.
5.00%, due 12/10/2019	40,000	44,777
Credit Suisse AG
1.70%, due 04/27/2018	230,000	229,910

	Principal Amount	Value
Capital Markets – (continued)
Deutsche Bank AG
3.70%, due 05/30/2024	$50,000	$50,107
The Goldman Sachs Group, Inc.
2.90%, due 07/19/2018	250,000	256,183
2.63%, due 01/31/2019	200,000	204,230
3.63%, due 01/22/2023	150,000	155,680
4.00%, due 03/03/2024	210,000	221,939
3.50%, due 01/23/2025	55,000	55,721
Morgan Stanley
6.63%, due 04/01/2018	150,000	163,706
2.50%, due 01/24/2019	200,000	203,487
3.75%, due 02/25/2023	200,000	208,766
3.88%, due 01/27/2026	100,000	103,974
State Street Corp.
2.55%, due 08/18/2020	150,000	154,628
		2,214,474
Chemicals – 1.9%
CF Industries, Inc.
6.88%, due 05/01/2018	35,000	38,155
The Dow Chemical Co.
4.25%, due 11/15/2020	150,000	163,710
E.I. du Pont de Nemours & Co.
4.25%, due 04/01/2021	100,000	110,034
LYB International Finance B.V.
4.00%, due 07/15/2023	50,000	53,406
Monsanto Co.
3.38%, due 07/15/2024	20,000	20,576
Praxair, Inc.
4.50%, due 08/15/2019	50,000	54,603
		440,484
Commercial Services & Supplies – 0.7%
Republic Services, Inc.
3.80%, due 05/15/2018	145,000	151,826
Communications Equipment – 0.4%
Cisco Systems, Inc.
2.13%, due 03/01/2019	30,000	30,786
3.00%, due 06/15/2022	30,000	31,832
3.50%, due 06/15/2025	20,000	21,959
		84,577

See Accompanying Notes to the Financial Statements.

224	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Consumer Finance – 5.9%
American Express Co.
1.55%, due 05/22/2018	$210,000	$210,597
3.63%, due 12/05/2024	60,000	60,348
Capital One Financial Corp.
3.50%, due 06/15/2023	200,000	203,095
Discover Financial Services
3.75%, due 03/04/2025	40,000	39,722
General Motors Financial Co., Inc.
4.38%, due 09/25/2021	350,000	370,541
HSBC Finance Corp.
6.68%, due 01/15/2021	50,000	57,504
HSBC USA, Inc.
1.70%, due 03/05/2018	100,000	100,128
2.75%, due 08/07/2020	100,000	101,845
John Deere Capital Corp.
2.80%, due 03/04/2021	20,000	20,814
3.35%, due 06/12/2024	20,000	21,228
Synchrony Financial
3.00%, due 08/15/2019	100,000	101,540
Toyota Motor Credit Corp.
4.50%, due 06/17/2020	70,000	77,692
		1,365,054
Containers & Packaging – 0.1%
International Paper Co.
7.95%, due 06/15/2018	30,000	33,791
Diversified Financial Services – 1.7%
Berkshire Hathaway, Inc.
2.20%, due 03/15/2021	65,000	66,792
Intercontinental Exchange, Inc.
2.75%, due 12/01/2020	100,000	103,109
National Rural Utilities Cooperative Finance Corp.
2.85%, due 01/27/2025	60,000	61,300
Shell International Finance B.V.
2.13%, due 05/11/2020	110,000	111,546
3.25%, due 05/11/2025	55,000	56,953
		399,700

	Principal Amount	Value
Diversified Telecommunication Services – 4.7%
AT&T, Inc.
2.30%, due 03/11/2019	$60,000	$61,401
2.80%, due 02/17/2021	300,000	307,215
3.00%, due 02/15/2022	60,000	61,450
3.80%, due 03/15/2022	50,000	53,029
Verizon Communications, Inc.
2.55%, due 06/17/2019	50,000	51,588
2.63%, due 02/21/2020	100,000	103,130
3.00%, due 11/01/2021	300,000	311,405
3.50%, due 11/01/2024	120,000	125,319
		1,074,537
Electric Utilities – 1.8%
Duke Energy Carolinas LLC
3.90%, due 06/15/2021	60,000	65,770
Exelon Corp.
2.85%, due 06/15/2020	110,000	112,362
MidAmerican Energy Co.
3.50%, due 10/15/2024	50,000	53,747
Pacific Gas & Electric Co.
2.95%, due 03/01/2026	100,000	102,602
Public Service Electric & Gas Co.
2.38%, due 05/15/2023	30,000	30,223
Virginia Electric & Power Co.
3.15%, due 01/15/2026	50,000	52,651
		417,355
Electrical Equipment – 0.1%
Eaton Corp.
2.75%, due 11/02/2022	30,000	30,404
Energy Equipment & Services – 0.5%
Halliburton Co.
2.70%, due 11/15/2020	30,000	30,424
3.25%, due 11/15/2021	30,000	31,007
3.80%, due 11/15/2025	50,000	51,627
		113,058
Food & Staples Retailing – 1.9%
CVS Health Corp.
4.00%, due 12/05/2023	100,000	110,268
3.38%, due 08/12/2024	100,000	105,271
The Kroger Co.
2.30%, due 01/15/2019	40,000	40,829

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	225

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Food & Staples Retailing – (continued)
Walgreen Co.
5.25%, due 01/15/2019	$56,000	$60,717
Walgreens Boots Alliance, Inc.
3.80%, due 11/18/2024	20,000	20,908
Wal-Mart Stores, Inc.
4.25%, due 04/15/2021	90,000	101,306
		439,299
Food Products – 0.3%
General Mills, Inc.
2.20%, due 10/21/2019	30,000	30,698
Tyson Foods, Inc.
4.50%, due 06/15/2022	24,000	26,594
		57,292
Health Care Equipment & Supplies – 0.8%
Abbott Laboratories
2.55%, due 03/15/2022	40,000	39,852
Becton Dickinson and Co.
3.13%, due 11/08/2021	50,000	51,744
Stryker Corp.
3.50%, due 03/15/2026	80,000	84,058
		175,654
Health Care Providers & Services – 2.1%
Aetna, Inc.
2.75%, due 11/15/2022	50,000	50,590
Anthem, Inc.
2.25%, due 08/15/2019	50,000	50,234
Cardinal Health, Inc.
3.75%, due 09/15/2025	50,000	53,711
Express Scripts Holding Co.
2.25%, due 06/15/2019	30,000	30,372
3.90%, due 02/15/2022	50,000	52,665
McKesson Corp.
2.28%, due 03/15/2019	60,000	61,038
Medco Health Solutions, Inc.
7.13%, due 03/15/2018	30,000	32,976
UnitedHealth Group, Inc.
2.70%, due 07/15/2020	15,000	15,640
2.88%, due 12/15/2021	40,000	41,802
3.35%, due 07/15/2022	100,000	106,166
		495,194

	Principal Amount	Value
Hotels, Restaurants & Leisure – 0.3%
McDonald’s Corp.
2.75%, due 12/09/2020	$10,000	$10,391
2.63%, due 01/15/2022	15,000	15,513
3.38%, due 05/26/2025	50,000	52,562
		78,466
Household Products – 0.2%
The Procter & Gamble Co.
3.10%, due 08/15/2023	50,000	53,845
Industrial Conglomerates – 0.3%
General Electric Co.
2.70%, due 10/09/2022	60,000	62,022
Insurance – 2.4%
Aflac, Inc.
2.40%, due 03/16/2020	100,000	102,897
3.63%, due 06/15/2023	10,000	10,592
American International Group, Inc.
3.38%, due 08/15/2020	90,000	93,200
Berkshire Hathaway Finance Corp.
2.90%, due 10/15/2020	50,000	52,922
Chubb INA Holdings, Inc.
3.15%, due 03/15/2025	70,000	72,740
Marsh & McLennan Cos., Inc.
3.50%, due 03/10/2025	30,000	30,569
3.75%, due 03/14/2026	20,000	20,702
MetLife, Inc.
3.60%, due 04/10/2024	80,000	84,207
Prudential Financial, Inc.
4.50%, due 11/15/2020	60,000	65,818
5.20%, due 03/15/2024	10,000	9,924
		543,571
Internet & Catalog Retail – 0.1%
Amazon.com, Inc.
3.30%, due 12/05/2021	30,000	32,322
Internet Software & Services – 2.3%
Alibaba Group Holding Ltd.
2.50%, due 11/28/2019	200,000	201,376
Baidu, Inc.
2.75%, due 06/09/2019	200,000	203,599
eBay, Inc.
3.45%, due 08/01/2024	120,000	121,538
		526,513

See Accompanying Notes to the Financial Statements.

226	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
IT Services – 1.8%
Fiserv, Inc.
3.50%, due 10/01/2022	$30,000	$31,467
International Business Machines Corp.
1.88%, due 05/15/2019	100,000	101,635
8.38%, due 11/01/2019	10,000	12,301
3.63%, due 02/12/2024	100,000	108,467
Visa, Inc.
2.80%, due 12/14/2022	150,000	156,602
		410,472
Machinery – 0.2%
Ingersoll-Rand Luxembourg Finance S.A.
3.55%, due 11/01/2024	50,000	51,910
Media – 4.9%
21st Century Fox America, Inc.
4.50%, due 02/15/2021	100,000	111,056
CBS Corp.
2.30%, due 08/15/2019	100,000	101,440
Comcast Corp.
5.70%, due 05/15/2018	100,000	109,308
3.60%, due 03/01/2024	100,000	108,577
3.15%, due 03/01/2026	50,000	52,426
Discovery Communications LLC
3.30%, due 05/15/2022	20,000	19,902
Omnicom Group, Inc.
4.45%, due 08/15/2020	170,000	186,556
Time Warner Cable, Inc.
4.13%, due 02/15/2021	150,000	160,449
Time Warner, Inc.
4.70%, due 01/15/2021	80,000	88,863
3.55%, due 06/01/2024	60,000	62,606
Viacom, Inc.
2.50%, due 09/01/2018	75,000	75,825
The Walt Disney Co.
3.00%, due 02/13/2026	60,000	63,539
		1,140,547
Metals & Mining – 1.0%
BHP Billiton Finance USA Ltd.
3.25%, due 11/21/2021	90,000	94,343
3.85%, due 09/30/2023	35,000	37,349

	Principal Amount	Value
Metals & Mining – (continued)
Rio Tinto Finance USA Ltd.
9.00%, due 05/01/2019	$30,000	$36,009
Rio Tinto Finance USA PLC
3.50%, due 03/22/2022	50,000	52,062
		219,763
Multiline Retail – 0.1%
Target Corp.
3.50%, due 07/01/2024	30,000	32,914
Multi-Utilities – 0.4%
Dominion Resources, Inc.
4.45%, due 03/15/2021	60,000	65,164
Sempra Energy
3.55%, due 06/15/2024	30,000	31,076
		96,240
Oil, Gas & Consumable Fuels – 6.2%
BP Capital Markets PLC
2.24%, due 05/10/2019	100,000	101,703
4.50%, due 10/01/2020	100,000	110,432
3.81%, due 02/10/2024	110,000	117,205
Chevron Corp.
3.19%, due 06/24/2023	150,000	157,370
ConocoPhillips Co.
2.40%, due 12/15/2022	30,000	29,161
Enbridge Energy Partners LP
5.88%, due 10/15/2025	50,000	52,770
Enterprise Products Operating LLC
3.35%, due 03/15/2023	80,000	81,344
3.75%, due 02/15/2025	100,000	103,374
EOG Resources, Inc.
2.45%, due 04/01/2020	75,000	75,471
Exxon Mobil Corp.
2.73%, due 03/01/2023	60,000	61,460
2.71%, due 03/06/2025	80,000	81,707
Marathon Oil Corp.
3.85%, due 06/01/2025	35,000	31,330
Marathon Petroleum Corp.
3.63%, due 09/15/2024	50,000	47,972
Occidental Petroleum Corp.
2.70%, due 02/15/2023	70,000	70,519
ONEOK Partners LP
3.38%, due 10/01/2022	40,000	37,718

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	227

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – (continued)
Plains All American Pipeline LP/PAA Finance Corp.
2.60%, due 12/15/2019	$20,000	$19,202
Suncor Energy, Inc.
3.60%, due 12/01/2024	30,000	30,508
Total Capital Canada Ltd.
2.75%, due 07/15/2023	130,000	131,540
TransCanada PipeLines Ltd.
3.80%, due 10/01/2020	50,000	52,475
3.75%, due 10/16/2023	40,000	41,083
		1,434,344
Pharmaceuticals – 2.9%
AbbVie, Inc.
3.20%, due 11/06/2022	40,000	41,352
3.60%, due 05/14/2025	140,000	146,971
Actavis Funding SCS
2.35%, due 03/12/2018	100,000	101,141
GlaxoSmithKline Capital, Inc.
5.65%, due 05/15/2018	60,000	65,503
Merck & Co., Inc.
2.75%, due 02/10/2025	65,000	66,989
Novartis Capital Corp.
3.40%, due 05/06/2024	100,000	107,790
Pfizer, Inc.
6.20%, due 03/15/2019	30,000	34,031
Sanofi
4.00%, due 03/29/2021	30,000	32,919
Teva Pharmaceutical Finance Co. B.V.
3.65%, due 11/10/2021	23,000	24,167
Wyeth LLC
6.45%, due 02/01/2024	40,000	50,780
		671,643
Real Estate Investment Trusts (REITs) – 2.8%
American Tower Corp.
5.90%, due 11/01/2021	10,000	11,466
Boston Properties LP
3.70%, due 11/15/2018	100,000	104,849
5.63%, due 11/15/2020	70,000	79,715
ERP Operating LP
4.63%, due 12/15/2021	60,000	67,495

	Principal Amount	Value
Real Estate Investment Trusts (REITs) – (continued)
HCP, Inc.
2.63%, due 02/01/2020	$45,000	$44,658
Realty Income Corp.
4.65%, due 08/01/2023	10,000	10,791
Simon Property Group LP
4.38%, due 03/01/2021	100,000	110,596
3.75%, due 02/01/2024	45,000	48,782
Ventas Realty LP/Ventas Capital Corp.
4.00%, due 04/30/2019	130,000	136,554
Welltower, Inc.
3.75%, due 03/15/2023	30,000	30,379
		645,285
Road & Rail – 0.9%
Burlington Northern Santa Fe LLC
3.05%, due 03/15/2022	100,000	105,831
CSX Corp.
3.70%, due 10/30/2020	70,000	74,752
Norfolk Southern Corp.
3.00%, due 04/01/2022	30,000	30,936
		211,519
Semiconductors & Semiconductor Equipment – 1.0%
Intel Corp.
3.70%, due 07/29/2025	100,000	110,097
QUALCOMM, Inc.
2.25%, due 05/20/2020	120,000	123,121
		233,218
Software – 1.4%
Microsoft Corp.
1.63%, due 12/06/2018	40,000	40,797
2.70%, due 02/12/2025	100,000	102,898
Oracle Corp.
2.50%, due 10/15/2022	100,000	102,141
2.95%, due 05/15/2025	83,000	85,554
		331,390
Specialty Retail – 0.8%
AutoZone, Inc.
4.00%, due 11/15/2020	20,000	21,673
The Home Depot, Inc.
2.63%, due 06/01/2022	100,000	103,581

See Accompanying Notes to the Financial Statements.

228	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Specialty Retail – (continued)
Lowe’s Cos., Inc.
2.50%, due 04/15/2026	$60,000	$59,491
		184,745
Technology Hardware, Storage & Peripherals – 2.8%
Apple, Inc.
2.25%, due 02/23/2021	25,000	25,573
2.85%, due 05/06/2021	110,000	115,678
2.40%, due 05/03/2023	230,000	231,239
3.45%, due 05/06/2024	120,000	128,289
EMC Corp.
2.65%, due 06/01/2020	100,000	93,708
HP, Inc.
4.38%, due 09/15/2021	25,000	26,360
4.05%, due 09/15/2022	25,000	25,978
		646,825
Thrifts & Mortgage Finance – 0.4%
Abbey National Treasury Services PLC
3.05%, due 08/23/2018	100,000	103,145
Tobacco – 1.3%
Altria Group, Inc.
2.85%, due 08/09/2022	110,000	114,286
Philip Morris International, Inc.
3.60%, due 11/15/2023	60,000	65,224
Reynolds American, Inc.
3.25%, due 06/12/2020	54,000	56,679
4.45%, due 06/12/2025	50,000	55,476
		291,665
Wireless Telecommunication Services – 0.5%
America Movil SAB de CV
5.00%, due 10/16/2019	100,000	110,414
Total Corporate Bonds (Cost $22,335,651)		22,790,815

Total Investment Securities (Cost $22,335,651) – 98.6%		22,790,815
Other assets less liabilities – 1.4%		324,011
NET ASSETS – 100.0%		$23,114,826

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,762
Aggregate gross unrealized depreciation	(4,695)
Net unrealized appreciation	$455,067
Federal income tax cost of investments	$22,335,748

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	229

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS – 98.3%
Aerospace & Defense – 2.2%
Honeywell International, Inc.
5.70%, due 03/15/2037	$20,000	$25,640
Lockheed Martin Corp.
3.60%, due 03/01/2035	75,000	75,793
Northrop Grumman Corp.
3.85%, due 04/15/2045	30,000	30,516
Raytheon Co.
4.88%, due 10/15/2040	15,000	17,847
United Technologies Corp.
5.70%, due 04/15/2040	65,000	82,615
		232,411
Air Freight & Logistics – 1.0%
FedEx Corp.
3.90%, due 02/01/2035	75,000	73,609
United Parcel Service, Inc.
4.88%, due 11/15/2040	30,000	36,007
		109,616
Auto Components – 0.3%
BorgWarner, Inc.
4.38%, due 03/15/2045	30,000	29,233
Automobiles – 1.1%
General Motors Co.
5.00%, due 04/01/2035	55,000	55,150
5.20%, due 04/01/2045	40,000	40,087
6.75%, due 04/01/2046	15,000	18,166
		113,403
Banks – 10.2%
Bank of America Corp.
4.25%, due 10/22/2026	50,000	51,211
5.00%, due 01/21/2044	70,000	78,330
Citigroup, Inc.
6.00%, due 10/31/2033	70,000	79,223
8.13%, due 07/15/2039	17,000	26,147
5.30%, due 05/06/2044	30,000	32,208
4.65%, due 07/30/2045	50,000	53,690
Fifth Third Bancorp
8.25%, due 03/01/2038	20,000	28,903

	Principal Amount	Value
Banks – (continued)
HSBC Holdings PLC
6.10%, due 01/14/2042	$75,000	$95,455
JPMorgan Chase & Co.
4.13%, due 12/15/2026	60,000	62,751
6.40%, due 05/15/2038	90,000	121,880
4.95%, due 06/01/2045	50,000	54,292
Wells Fargo & Co.
4.10%, due 06/03/2026	50,000	52,663
4.30%, due 07/22/2027	25,000	26,700
5.38%, due 11/02/2043	130,000	148,438
5.61%, due 01/15/2044	100,000	117,408
4.65%, due 11/04/2044	50,000	51,952
		1,081,251
Beverages – 3.6%
Anheuser-Busch InBev Finance, Inc.
4.70%, due 02/01/2036	65,000	71,224
4.90%, due 02/01/2046	140,000	159,158
Anheuser-Busch InBev Worldwide, Inc.
3.75%, due 07/15/2042	85,000	82,894
PepsiCo, Inc.
4.60%, due 07/17/2045	30,000	34,752
4.45%, due 04/14/2046	35,000	39,164
		387,192
Biotechnology – 2.6%
Amgen, Inc.
5.15%, due 11/15/2041	90,000	102,861
Biogen, Inc.
5.20%, due 09/15/2045	30,000	34,320
Gilead Sciences, Inc.
4.60%, due 09/01/2035	30,000	32,965
4.80%, due 04/01/2044	40,000	45,346
4.50%, due 02/01/2045	60,000	64,120
		279,612
Capital Markets – 5.4%
Credit Suisse USA, Inc.
7.13%, due 07/15/2032	20,000	25,853

See Accompanying Notes to the Financial Statements.

230	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Capital Markets – (continued)
The Goldman Sachs Group, Inc.
6.13%, due 02/15/2033	$190,000	$233,298
6.75%, due 10/01/2037	90,000	109,439
5.15%, due 05/22/2045	50,000	51,608
Morgan Stanley
6.38%, due 07/24/2042	60,000	79,568
4.30%, due 01/27/2045	75,000	76,482
		576,248
Chemicals – 2.5%
The Dow Chemical Co.
7.38%, due 11/01/2029	20,000	26,194
4.25%, due 10/01/2034	30,000	30,077
4.38%, due 11/15/2042	25,000	24,739
4.63%, due 10/01/2044	50,000	51,130
LYB International Finance B.V.
4.88%, due 03/15/2044	60,000	62,899
Monsanto Co.
4.20%, due 07/15/2034	30,000	28,957
Potash Corp of Saskatchewan, Inc.
5.88%, due 12/01/2036	30,000	36,305
		260,301
Commercial Services & Supplies – 0.4%
Republic Services, Inc.
6.20%, due 03/01/2040	20,000	25,070
Waste Management, Inc.
4.10%, due 03/01/2045	15,000	15,401
		40,471
Communications Equipment – 0.7%
Cisco Systems, Inc.
5.90%, due 02/15/2039	35,000	46,390
5.50%, due 01/15/2040	20,000	25,564
		71,954
Diversified Financial Services – 1.4%
Berkshire Hathaway, Inc.
4.50%, due 02/11/2043	40,000	44,621
Shell International Finance B.V.
4.38%, due 05/11/2045	100,000	106,706
		151,327

	Principal Amount	Value
Diversified Telecommunication Services – 11.5%
AT&T, Inc.
4.50%, due 05/15/2035	$105,000	$105,934
6.30%, due 01/15/2038	50,000	59,828
5.35%, due 09/01/2040	55,000	59,443
5.55%, due 08/15/2041	45,000	50,056
4.35%, due 06/15/2045	95,000	89,403
4.75%, due 05/15/2046	130,000	131,511
British Telecommunications PLC
9.63%, due 12/15/2030	60,000	96,682
Deutsche Telekom International Finance B.V.
8.75%, due 06/15/2030	50,000	75,922
Orange S.A.
9.00%, due 03/01/2031	25,000	39,159
Verizon Communications, Inc.
5.05%, due 03/15/2034	75,000	82,560
4.40%, due 11/01/2034	150,000	153,346
4.86%, due 08/21/2046	175,000	188,315
4.67%, due 03/15/2055	95,000	92,276
		1,224,435
Electric Utilities – 3.1%
Exelon Corp.
5.10%, due 06/15/2045	30,000	34,126
Florida Power & Light Co.
4.13%, due 02/01/2042	20,000	21,953
Georgia Power Co.
4.30%, due 03/15/2042	30,000	32,397
Pacific Gas & Electric Co.
6.05%, due 03/01/2034	50,000	66,592
Progress Energy, Inc.
7.75%, due 03/01/2031	80,000	111,162
South Carolina Electric & Gas Co.
4.35%, due 02/01/2042	30,000	31,444
Southern California Edison Co.
4.65%, due 10/01/2043	30,000	35,210
		332,884
Electrical Equipment – 0.2%
Eaton Corp.
4.00%, due 11/02/2032	20,000	20,541

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	231

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Energy Equipment & Services – 1.4%
Baker Hughes, Inc.
5.13%, due 09/15/2040	$35,000	$36,132
Diamond Offshore Drilling, Inc.
4.88%, due 11/01/2043	20,000	14,567
Halliburton Co.
6.70%, due 09/15/2038	20,000	23,957
4.50%, due 11/15/2041	20,000	18,939
5.00%, due 11/15/2045	40,000	41,071
National Oilwell Varco, Inc.
3.95%, due 12/01/2042	20,000	14,954
		149,620
Food & Staples Retailing – 3.3%
CVS Health Corp.
4.88%, due 07/20/2035	60,000	67,470
5.13%, due 07/20/2045	50,000	58,667
Sysco Corp.
4.85%, due 10/01/2045	20,000	21,918
Walgreen Co.
4.40%, due 09/15/2042	30,000	29,089
Wal-Mart Stores, Inc.
5.25%, due 09/01/2035	85,000	106,389
6.50%, due 08/15/2037	30,000	42,071
4.30%, due 04/22/2044	25,000	28,162
		353,766
Food Products – 0.3%
Mondelez International, Inc.
6.50%, due 02/09/2040	10,000	12,709
Tyson Foods, Inc.
5.15%, due 08/15/2044	20,000	22,978
		35,687
Health Care Equipment & Supplies – 1.1%
Abbott Laboratories
5.30%, due 05/27/2040	35,000	40,078
Medtronic, Inc.
4.38%, due 03/15/2035	30,000	33,475
St Jude Medical, Inc.
4.75%, due 04/15/2043	10,000	10,637
Stryker Corp.
4.63%, due 03/15/2046	30,000	33,219
		117,409

	Principal Amount	Value
Health Care Providers & Services – 1.0%
Aetna, Inc.
6.75%, due 12/15/2037	$30,000	$39,282
Cigna Corp.
5.38%, due 02/15/2042	30,000	33,401
McKesson Corp.
4.88%, due 03/15/2044	30,000	33,661
		106,344
Hotels, Restaurants & Leisure – 1.3%
McDonald’s Corp.
4.70%, due 12/09/2035	50,000	54,631
6.30%, due 03/01/2038	40,000	51,815
4.60%, due 05/26/2045	30,000	32,741
		139,187
Household Products – 0.3%
The Procter & Gamble Co.
5.80%, due 08/15/2034	20,000	26,830
Independent Power and Renewable Electricity Producers – 0.6%
Exelon Generation Co. LLC
6.25%, due 10/01/2039	30,000	32,764
Southern Power Co.
5.15%, due 09/15/2041	30,000	31,434
		64,198
Industrial Conglomerates – 1.4%
General Electric Co.
6.75%, due 03/15/2032	15,000	20,766
4.13%, due 10/09/2042	30,000	32,091
4.50%, due 03/11/2044	35,000	39,428
Koninklijke Philips N.V.
5.00%, due 03/15/2042	35,000	36,941
Tyco International Finance S.A.
5.13%, due 09/14/2045	20,000	21,430
		150,656
Insurance – 3.4%
The Allstate Corp.
5.55%, due 05/09/2035	20,000	24,459
American International Group, Inc.
3.88%, due 01/15/2035	60,000	55,815
4.50%, due 07/16/2044	30,000	29,098

See Accompanying Notes to the Financial Statements.

232	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Insurance – (continued)
Aon PLC
4.75%, due 05/15/2045	$40,000	$41,420
The Chubb Corp.
6.00%, due 05/11/2037	20,000	26,104
Chubb INA Holdings, Inc.
3.35%, due 05/03/2026	20,000	21,098
MetLife, Inc.
6.38%, due 06/15/2034	90,000	113,171
Prudential Financial, Inc.
5.70%, due 12/14/2036	30,000	34,678
The Travelers Cos., Inc.
4.60%, due 08/01/2043	15,000	17,049
		362,892
Internet & Catalog Retail – 0.2%
Amazon.com, Inc.
4.95%, due 12/05/2044	15,000	17,595
Internet Software & Services – 0.2%
eBay, Inc.
4.00%, due 07/15/2042	30,000	24,381
IT Services – 0.8%
International Business Machines Corp.
4.00%, due 06/20/2042	30,000	31,278
Visa, Inc.
4.30%, due 12/14/2045	45,000	49,582
		80,860
Machinery – 0.4%
Deere & Co.
3.90%, due 06/09/2042	25,000	25,812
Illinois Tool Works, Inc.
3.90%, due 09/01/2042	20,000	20,584
		46,396
Media – 7.7%
21st Century Fox America, Inc.
6.20%, due 12/15/2034	40,000	49,363
6.40%, due 12/15/2035	40,000	50,574
6.15%, due 02/15/2041	60,000	74,400
4.75%, due 09/15/2044	30,000	32,173
CBS Corp.
4.60%, due 01/15/2045	20,000	19,690

	Principal Amount	Value
Media – (continued)
Comcast Corp.
5.65%, due 06/15/2035	$40,000	$50,249
6.45%, due 03/15/2037	40,000	53,958
4.60%, due 08/15/2045	25,000	28,421
Discovery Communications LLC
4.88%, due 04/01/2043	30,000	27,004
NBCUniversal Media LLC
6.40%, due 04/30/2040	75,000	103,407
Time Warner Cable, Inc.
4.50%, due 09/15/2042	115,000	108,136
Time Warner, Inc.
7.63%, due 04/15/2031	50,000	65,937
6.10%, due 07/15/2040	50,000	60,700
Viacom, Inc.
4.85%, due 12/15/2034	70,000	63,121
The Walt Disney Co.
4.13%, due 06/01/2044	30,000	32,677
		819,810
Metals & Mining – 1.4%
BHP Billiton Finance USA Ltd.
4.13%, due 02/24/2042	50,000	49,884
Nucor Corp.
5.20%, due 08/01/2043	20,000	21,704
Rio Tinto Finance USA PLC
4.75%, due 03/22/2042	50,000	52,024
Southern Copper Corp.
5.25%, due 11/08/2042	30,000	25,983
		149,595
Multiline Retail – 0.5%
Target Corp.
4.00%, due 07/01/2042	50,000	53,050
Multi-Utilities – 3.2%
Berkshire Hathaway Energy Co.
6.50%, due 09/15/2037	50,000	67,750
4.50%, due 02/01/2045	90,000	100,275
Consolidated Edison Co. of New York, Inc.
4.63%, due 12/01/2054	20,000	22,134
Dominion Resources, Inc.
5.95%, due 06/15/2035	80,000	94,451
NiSource Finance Corp.
5.65%, due 02/01/2045	50,000	60,223
		344,833

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	233

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Oil, Gas & Consumable Fuels – 6.6%
Enterprise Products Operating LLC
6.88%, due 03/01/2033	$70,000	$82,072
6.45%, due 09/01/2040	60,000	68,231
EOG Resources, Inc.
3.90%, due 04/01/2035	25,000	23,918
Exxon Mobil Corp.
4.11%, due 03/01/2046	25,000	26,704
Marathon Petroleum Corp.
4.75%, due 09/15/2044	20,000	16,776
Occidental Petroleum Corp.
4.63%, due 06/15/2045	20,000	22,131
ONEOK Partners LP
6.13%, due 02/01/2041	20,000	19,010
Phillips 66
4.65%, due 11/15/2034	20,000	21,151
5.88%, due 05/01/2042	45,000	52,670
4.88%, due 11/15/2044	30,000	32,557
Plains All American Pipeline LP/PAA Finance Corp.
4.70%, due 06/15/2044	50,000	40,422
Suncor Energy, Inc.
6.50%, due 06/15/2038	85,000	100,395
TransCanada PipeLines Ltd.
4.63%, due 03/01/2034	40,000	40,900
5.00%, due 10/16/2043	95,000	96,537
Valero Energy Corp.
6.63%, due 06/15/2037	50,000	56,357
		699,831
Pharmaceuticals – 3.4%
AbbVie, Inc.
4.50%, due 05/14/2035	85,000	88,698
4.40%, due 11/06/2042	50,000	51,718
AstraZeneca PLC
6.45%, due 09/15/2037	20,000	26,829
GlaxoSmithKline Capital, Inc.
5.38%, due 04/15/2034	30,000	35,392
Johnson & Johnson
4.38%, due 12/05/2033	30,000	34,680
Merck & Co., Inc.
3.70%, due 02/10/2045	40,000	41,011
Novartis Capital Corp.
3.70%, due 09/21/2042	30,000	31,074

	Principal Amount	Value
Pharmaceuticals – (continued)
Pfizer, Inc.
4.40%, due 05/15/2044	$30,000	$34,212
Wyeth LLC
6.50%, due 02/01/2034	10,000	13,416
		357,030
Real Estate Investment Trusts (REITs) – 0.3%
Simon Property Group LP
6.75%, due 02/01/2040	20,000	27,860
Road & Rail – 2.4%
Burlington Northern Santa Fe LLC
6.15%, due 05/01/2037	40,000	51,861
4.55%, due 09/01/2044	40,000	44,575
4.70%, due 09/01/2045	15,000	17,151
CSX Corp.
6.15%, due 05/01/2037	60,000	75,621
Norfolk Southern Corp.
4.84%, due 10/01/2041	40,000	44,753
Union Pacific Corp.
4.75%, due 09/15/2041	20,000	22,890
		256,851
Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc.
5.85%, due 06/15/2041	15,000	18,121
Intel Corp.
4.80%, due 10/01/2041	20,000	22,702
4.90%, due 07/29/2045	30,000	34,433
QUALCOMM, Inc.
4.65%, due 05/20/2035	20,000	21,139
4.80%, due 05/20/2045	35,000	35,518
		131,913
Software – 3.8%
Microsoft Corp.
3.50%, due 02/12/2035	130,000	130,462
3.75%, due 02/12/2045	40,000	39,928
4.45%, due 11/03/2045	25,000	27,814
Oracle Corp.
4.30%, due 07/08/2034	150,000	160,588
6.50%, due 04/15/2038	30,000	40,761
		399,553

See Accompanying Notes to the Financial Statements.

234	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

	Principal Amount	Value

CORPORATE BONDS – (continued)
Specialty Retail – 1.6%
The Home Depot, Inc.
5.88%, due 12/16/2036	$35,000	$46,096
4.40%, due 03/15/2045	40,000	44,958
4.25%, due 04/01/2046	25,000	27,647
Lowe’s Cos., Inc.
6.65%, due 09/15/2037	20,000	27,635
4.38%, due 09/15/2045	25,000	28,117
		174,453
Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.
4.50%, due 02/23/2036	35,000	38,227
3.85%, due 05/04/2043	55,000	53,986
4.38%, due 05/13/2045	60,000	63,725
HP, Inc.
6.00%, due 09/15/2041	30,000	28,319
		184,257
Tobacco – 2.1%
Altria Group, Inc.
10.20%, due 02/06/2039	30,000	54,986
5.38%, due 01/31/2044	40,000	49,839
Philip Morris International, Inc.
4.38%, due 11/15/2041	50,000	54,284
Reynolds American, Inc.
5.85%, due 08/15/2045	50,000	61,609
		220,718
Trading Companies & Distributors – 0.2%
W.W. Grainger, Inc.
4.60%, due 06/15/2045	20,000	22,942
Wireless Telecommunication Services – 0.3%
New Cingular Wireless Services, Inc.
8.75%, due 03/01/2031	20,000	29,551
Total Corporate Bonds (Cost $9,970,816)		10,458,947

Total Investment Securities (Cost $9,970,816) – 98.3%		10,458,947
Other assets less liabilities – 1.7%		182,844
NET ASSETS – 100.0%		$10,641,791

Percentages shown are based on Net Assets.

Abbreviation:

REIT – Real Estate Investment Trust

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$501,951
Aggregate gross unrealized depreciation	(19,638)
Net unrealized appreciation	$482,313
Federal income tax cost of investments	$9,976,634

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	235

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

April 30, 2016 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES – 8.4%
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class A2A
1.07%, due 01/08/2019	$987,460	$987,479
BMW Vehicle Lease Trust, Series 2015-2, Class A2A
1.07%, due 01/22/2018	949,000	949,664
CARDS II Trust, Series 2015-2A, Class A
0.95%, due 07/15/2020(a) (b)	1,000,000	997,406
CNH Equipment Trust, Series 2015-C, Class A2A
1.10%, due 12/17/2018	949,000	949,077
Ford Credit Auto Lease Trust, Series 2015-B, Class A2A
1.04%, due 05/15/2018	949,000	949,529
GM Financial Automobile Leasing Trust, Series 2015-3, Class A2A
1.17%, due 06/20/2018	949,000	948,219
Santander Drive Auto Receivables Trust, Series 2015-4, Class A2A
1.20%, due 12/17/2018	656,928	657,282
Santander Drive Auto Receivables Trust, Series 2015-5, Class A2A
1.12%, due 12/17/2018	817,786	817,955
World Omni Auto Receivables Trust, Series 2015-B, Class A2B
0.83%, due 07/15/2019(a)	949,000	949,018
Total Asset-Backed Securities (Cost $8,206,924)		8,205,629

CORPORATE BONDS – 75.2%
Banks – 4.5%
Australia & New Zealand Banking Group Ltd.
1.25%, due 01/10/2017	450,000	451,245

	Principal Amount	Value

Banks – (continued)
Banque Federative du Credit Mutuel S.A.
1.48%, due 01/20/2017(a) (b)	$1,000,000	$1,002,722

Barclays Bank PLC
1.20%, due 02/17/2017(a)	1,000,000	1,000,987
Sumitomo Mitsui Banking Corp.
1.06%, due 01/10/2017(a)	2,000,000	1,998,978
		4,453,932
Communications Equipment – 1.7%
Cisco Systems, Inc.
1.40%, due 02/28/2018	949,000	956,267
1.14%, due 03/01/2019(a)	685,000	686,829
		1,643,096
Consumer Finance – 8.3%
American Express Credit Corp.
1.11%, due 08/15/2019(a)	938,000	920,143
American Honda Finance Corp.
1.13%, due 10/07/2016(a)	949,000	950,897
0.80%, due 07/14/2017(a)	860,000	859,792
Capital One N.A./Virginia
1.65%, due 02/05/2018	700,000	697,424
Ford Motor Credit Co. LLC
1.46%, due 03/12/2019(a)	1,000,000	986,952
John Deere Capital Corp.
1.05%, due 12/15/2016	736,000	737,525
1.95%, due 12/13/2018	13,000	13,243
Nissan Motor Acceptance Corp.
1.18%, due 03/03/2017(a) (b)	432,000	432,152
Synchrony Financial
1.88%, due 08/15/2017	50,000	50,018
1.88%, due 08/15/2017	772,000	772,282
Toyota Motor Credit Corp.
0.91%, due 05/17/2016(a)	66,000	66,017
0.82%, due 05/16/2017(a)	799,000	798,791
1.45%, due 01/12/2018	860,000	864,569
		8,149,805

See Accompanying Notes to the Financial Statements.

236	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Data Processing & Outsourced Services – 0.2%
MasterCard, Inc.
2.00%, due 04/01/2019	$164,000	$167,733
Diversified Banks – 16.2%
Bank of America Corp.
1.24%, due 08/25/2017(a)	860,000	857,661
BNP Paribas S.A.
1.12%, due 03/17/2017(a)	640,000	639,866
Commonwealth Bank of Australia
1.03%, due 03/12/2018(a) (b)	860,000	855,899
1.43%, due 11/02/2018(a) (b)	949,000	947,053
KeyBank N.A.
1.12%, due 11/25/2016(a)	1,000,000	1,001,074
Lloyds Bank PLC
1.16%, due 03/16/2018(a)	1,000,000	993,573
National Australia Bank Ltd.
1.41%, due 01/14/2019(a) (b)	1,000,000	998,073
National Bank of Canada
1.47%, due 12/14/2018(a)	1,000,000	1,001,733
2.10%, due 12/14/2018	1,000,000	1,011,432
Royal Bank of Canada
1.16%, due 03/06/2020(a)	860,000	846,927
Svenska Handelsbanken AB
1.09%, due 09/23/2016(a)	1,000,000	1,001,364
The Toronto-Dominion Bank
1.10%, due 09/09/2016(a)	627,000	627,966
U.S. Bancorp/Minnesota
1.04%, due 04/25/2019(a)	726,000	719,898
U.S. Bank N.A./Ohio
1.38%, due 09/11/2017	1,000,000	1,003,778
Wells Fargo & Co.
2.15%, due 01/30/2020	243,000	245,914
Wells Fargo Bank N.A.
1.17%, due 09/07/2017(a)	1,000,000	1,001,524
1.65%, due 01/22/2018	500,000	504,227
Westpac Banking Corp.
1.06%, due 11/25/2016(a)	648,000	649,004
1.36%, due 11/23/2018(a)	949,000	948,258
		15,855,224

	Principal Amount	Value
Diversified Capital Markets – 0.3%
Credit Suisse AG
1.75%, due 01/29/2018	$300,000	$301,133
Diversified Metals & Mining – 0.7%
Glencore Funding LLC
1.80%, due 05/27/2016 (a) (b)	640,000	639,200
Drug Retail – 1.0%
Walgreens Boots Alliance, Inc.
1.07%, due 05/18/2016(a)	931,000	931,156
1.75%, due 11/17/2017	69,000	69,366
		1,000,522
Electric Utilities – 2.0%
Duke Energy Indiana LLC
0.98%, due 07/11/2016(a)	799,000	799,251
Electricite de France S.A.
1.09%, due 01/20/2017(a) (b)	342,000	341,506
The Southern Co.
1.30%, due 08/15/2017	860,000	859,749
		2,000,506
Fertilizers & Agricultural Chemicals – 0.7%
Monsanto Co.
1.15%, due 06/30/2017	711,000	710,420
Food Retail – 0.8%
The Kroger Co.
1.16%, due 10/17/2016(a)	806,000	806,917
Home Improvement Retail – 0.3%
The Home Depot, Inc.
2.00%, due 06/15/2019	261,000	267,178
Household Appliances – 0.9%
Whirlpool Corp.
1.65%, due 11/01/2017	860,000	862,643
Household Products – 1.9%
Kimberly-Clark Corp.
1.40%, due 02/15/2019	769,000	776,006
1.90%, due 05/22/2019	288,000	293,784

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	237

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Household Products – (continued)
The Procter & Gamble Co.
0.91%, due 11/01/2019(a)	$846,000	$843,700
		1,913,490
Hypermarkets & Super Centers – 0.2%
Wal-Mart Stores, Inc.
1.00%, due 04/21/2017	180,000	180,551
Industrial Conglomerates – 1.0%
General Electric Co.
2.90%, due 01/09/2017	157,000	159,248
1.14%, due 01/14/2019(a)	799,000	798,685
		957,933
Integrated Oil & Gas – 4.5%
Chevron Corp.
1.96%, due 03/03/2020	717,000	726,431
Exxon Mobil Corp.
0.67%, due 03/15/2017(a)	860,000	859,826
1.23%, due 02/28/2018(a)	949,000	957,155
Total Capital International S.A.
1.50%, due 02/17/2017	1,898,000	1,906,885
		4,450,297
Integrated Telecommunication Services – 1.5%
AT&T, Inc.
2.95%, due 05/15/2016	475,000	475,360
Verizon Communications, Inc.
2.16%, due 09/15/2016(a)	944,000	948,483
		1,423,843
Investment Banking & Brokerage – 0.3%
Morgan Stanley
2.50%, due 01/24/2019	324,000	329,649
IT Consulting & Other Services – 1.9%
International Business Machines Corp.
1.07%, due 08/18/2017(a)	1,875,000	1,880,963
Managed Health Care – 0.8%
UnitedHealth Group, Inc.
1.08%, due 01/17/2017(a)	806,000	807,299

	Principal Amount	Value
Movies & Entertainment – 0.8%
The Walt Disney Co.
0.95%, due 05/30/2019(a)	$799,000	$796,662
Multi-Utilities – 1.0%
Dominion Resources, Inc.
1.95%, due 08/15/2016	949,000	951,832
Oil & Gas Exploration & Production – 0.2%
Canadian Natural Resources Ltd.
1.75%, due 01/15/2018	176,000	173,105
Oil & Gas Refining & Marketing – 1.7%
BP Capital Markets PLC
2.25%, due 11/01/2016	949,000	955,513
1.26%, due 09/26/2018(a)	710,000	705,720
		1,661,233
Oil & Gas Storage & Transportation – 0.5%
TransCanada PipeLines Ltd.
1.31%, due 06/30/2016(a)	500,000	500,232
Oil, Gas & Consumable Fuels – 1.0%
Sinopec Group Overseas Development 2014 Ltd.
1.41%, due 04/10/2017(a) (b)	1,000,000	1,000,104
Other Diversified Financial Services – 2.5%
Citigroup, Inc.
1.18%, due 03/10/2017(a)	562,000	561,504
Siemens Financieringsmaatschappij N.V.
0.91%, due 05/25/2018(a) (b)	1,000,000	996,517
1.45%, due 05/25/2018(b)	860,000	865,151
		2,423,172
Pharmaceuticals – 4.5%
AstraZeneca PLC
1.15%, due 11/16/2018(a)	949,000	952,392
1.75%, due 11/16/2018	949,000	961,705
Eli Lilly & Co.
1.25%, due 03/01/2018	913,000	919,478

See Accompanying Notes to the Financial Statements.

238	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
CORPORATE BONDS – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson
1.13%, due 11/21/2017	$35,000	$35,177
1.13%, due 11/21/2017	640,000	643,250
0.91%, due 03/01/2019(a)	949,000	952,758
		4,464,760
Property & Casualty Insurance – 1.9%
Berkshire Hathaway Finance Corp.
0.93%, due 01/12/2018(a)	860,000	859,934
1.32%, due 03/15/2019(a)	949,000	957,462
		1,817,396
Railroads – 0.9%
Canadian National Railway Co.
0.79%, due 11/14/2017(a)	860,000	859,435
Regional Banks – 1.0%
Branch Banking & Trust Co.
1.07%, due 12/01/2016(a)	1,000,000	1,001,320
Restaurants – 0.3%
Starbucks Corp.
0.88%, due 12/05/2016	325,000	325,537
Semiconductors – 0.2%
Texas Instruments, Inc.
0.88%, due 03/12/2017	173,000	173,048
Soft Drinks – 1.9%
PepsiCo, Inc.
1.00%, due 10/13/2017	949,000	951,024
1.21%, due 02/22/2019(a)	949,000	956,149
		1,907,173
Special Purpose Banks – 2.8%
The Korea Development Bank
1.26%, due 01/22/2017(a)	1,767,000	1,767,212
Nederlandse Waterschapsbank N.V.
0.85%, due 02/14/2018(a) (b)	1,000,000	1,000,784
		2,767,996

	Principal Amount	Value
Specialized Finance – 1.9%
Shell International Finance B.V.
1.20%, due 11/10/2018(a)	$1,044,000	$1,041,254
2.13%, due 05/11/2020	860,000	872,086
		1,913,340
Systems Software – 0.8%
Microsoft Corp.
1.85%, due 02/12/2020	732,000	747,891
Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.
1.44%, due 02/22/2019(a)	949,000	960,723
0.93%, due 05/06/2019(a)	478,000	476,453
		1,437,176
Thrifts & Mortgage Finance – 0.1%
Abbey National Treasury Services PLC
1.14%, due 03/13/2017(a)	66,000	65,951
Total Corporate Bonds (Cost $73,659,219)		73,789,697

MUNICIPAL BONDS – 1.0%
Riverside California Pension, Obligation Refunding, Revenue Bonds, Series A
0.75%, due 06/01/2016	1,000,000	999,780
Total Municipal Bonds (Cost $1,000,000)		999,780

COMMERCIAL PAPERS – 5.1%
Catholic Health Initiatives
0.41%, due 05/20/2016(c)	1,000,000	999,770
Electricite de France S.A.
0.75%, due 05/25/2016(b) (c)	1,000,000	999,476
ENI Finance USA, Inc.
0.49%, due 06/07/2016(b) (c)	1,000,000	999,485
Humana, Inc.
0.72%, due 05/09/2016(b) (c)	1,000,000	999,820

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	239

FlexShares® Ready Access Variable Income Fund (cont.)

	Principal Amount	Value
COMMERCIAL PAPERS – (continued)
Idaho Housing & Finance Association
0.36%, due 05/04/2016(c)	$1,000,000	$999,960
Total Commercial Papers (Cost $4,997,628)		4,998,511

REPURCHASE AGREEMENT – 6.1%
SG America Securities LLC, 0.64%, dated 04/29/2016, due 05/02/2016, repurchase price $6,000,320, collateralized by various Corporate Bonds, ranging from 2.40% – 10.63%, maturing 02/06/2017 – 06/05/2115; total market value $6,441,462	6,000,000	6,000,000
Total Repurchase Agreements (Cost $6,000,000)		6,000,000

U.S. TREASURY OBLIGATIONS – 2.2%
U.S. Treasury Bills
0.22%, due 09/08/2016(c)	500,000	499,603
0.34%, due 10/13/2016(c)	1,700,000	1,697,350
Total U.S. Treasury Obligations (Cost $2,196,299)		2,196,953
Total Investment Securities (Cost $96,060,070) – 98.0%		96,190,570
Other assets less liabilities – 2.0%		1,926,811
NET ASSETS – 100.0%		$98,117,381
(a)	Variable/Floating Rate Security – Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on 04/30/2016.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Yield to maturity.

Percentages shown are based on Net Assets.

As of April 30, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$228,312
Aggregate gross unrealized depreciation	(97,812)
Net unrealized appreciation	$130,500
Federal income tax cost of investments	$96,060,070

See Accompanying Notes to the Financial Statements.

240	FLEXSHARES SEMIANNUAL REPORT

FlexShares® Ready Access Variable Income Fund (cont.)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of April 30, 2016:

Australia	4.9%
Canada	6.1
France	5.0
Japan	2.0
Netherlands	4.9
South Korea	1.8
Sweden	1.0
Switzerland	0.3
United Kingdom	6.8
United States	65.2
Other[1]	2.0
100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Financial Statements.

FLEXSHARES SEMIANNUAL REPORT	241

Notes to the Financial Statements April 30, 2016 (Unaudited)

1. Organization

FlexShares® Trust (the “Trust”), a Maryland statutory trust, was formed on May 13, 2010, originally named NT ETF Trust and renamed FlexShares® Trust as of April 12, 2011. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of twenty-two operational exchange-traded funds as of April 30, 2016 (each a “Fund” and collectively, the “Funds”). The FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund, FlexShares® Global Quality Real Estate Index Fund, FlexShares® Real Assets Allocation Index Fund, FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares® Disciplined Duration MBS Index Fund, FlexShares® Credit-Scored US Corporate Bond Index Fund, FlexShares® Credit-Scored US Long Corporate Bond Index Fund and the FlexShares® Ready Access Variable Income Fund are non-diversified series of the Trust, pursuant to the 1940 Act. The FlexShares® Morningstar US Market Factor Tilt Index Fund, FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® US Quality Large Cap Index Fund, FlexShares® Quality Dividend Index Fund, FlexShares® Quality Dividend Defensive Index Fund, FlexShares® Quality Dividend Dynamic Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund and the FlexShares® International Quality Dividend Dynamic Index Fund are diversified series of the Trust, pursuant to the 1940 Act.

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund commenced operations on November 9, 2015. The FlexShares Real Assets Allocation Index Fund commenced operations on November 23, 2015.

Each Fund, except the FlexShares Ready Access Variable Income Fund, seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an “Underlying Index”). The FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund and the FlexShares Credit-Scored US Long Corporate Bond Index Fund seek to track Underlying Indices developed by Northern Trust Investments, Inc. (“NTI” or “Investment Adviser”), a subsidiary of Northern Trust Corporation. The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Morningstar Global Upstream Natural Resources Index Fund seek to track Underlying Indices sponsored by Morningstar, Inc. The FlexShares STOXX® Global Broad Infrastructure Index Fund seeks to track an Underlying Index sponsored by STOXX. The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and FlexShares iBoxx 5-Year Target Duration TIPS Index Fund seek to track Underlying Indices sponsored by Markit Indices Limited. The FlexShares Disciplined Duration MBS Index Fund seeks to track an Underlying Index sponsored by Merrill Lynch, Pierce, Fenner & Smith Inc.

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and FlexShares Real Assets Allocation Index Fund are each fund of funds that seeks its investment objective by investing primarily in the shares of other FlexShares ETFs (each an “Underlying Fund”), so the Fund’s investment performance is directly related to the performance of its Underlying Fund(s).

242	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares Ready Access Variable Income Fund is actively managed and does not seek to replicate the performance of a specified index. The Fund seeks maximum current income consistent with the preservation of capital and liquidity. Each Fund, except the FlexShares Ready Access Variable Income Fund, is referred to herein as an “Index Fund.” Each Fund is managed by the Investment Adviser.

2. Significant Accounting Policies

The Trust, which is an investment company within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust. The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances include, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares

FLEXSHARES SEMIANNUAL REPORT	243

Notes to the Financial Statements (cont.)

Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and FlexShares International Quality Dividend Dynamic Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when they approximate fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of

244	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

The following is a summary of the valuations as of April 30, 2016 for each Fund based upon the three levels defined above. During the period ended April 30, 2016, there was one Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$739,065,423	$—	$—	$739,065,423
Rights	—	—	—	—
Securities Lending Reinvestments
Bank Note	—	3,000,000	—	3,000,000
Certificates of Deposits	—	72,201,773	—	72,201,773
Commercial Papers	—	17,994,650	—	17,994,650
Master Demand Note	—	2,500,000	—	2,500,000
Money Market Funds	35,500,000	—	—	35,500,000
Repurchase Agreements	—	25,209,542	—	25,209,542
Time Deposit	—	3,000,000	—	3,000,000
Total Investments	$774,565,423	$123,905,965	$—	$898,471,388

Other Financial Instruments
Assets
Futures Contracts	$420,520	$—	$—	$420,520
Total Other Financial Instruments	$420,520	$—	$—	$420,520

FLEXSHARES SEMIANNUAL REPORT	245

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*[a]	Level 2 — Other Significant Observable Inputs*[b]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Common Stocks
Aerospace & Defense	$4,927,471	$4,428	$—	$4,931,899
Banks	69,455,303	11,426	557	69,467,286
Commercial Services & Supplies	7,631,872	5,683	—	7,637,555
Diversified Financial Services	6,920,932	35,270	—	6,956,202
Oil, Gas & Consumable Fuels	33,590,649	54,078	—	33,644,727
Other*	487,683,962	—	—	487,683,962
Right	26,784	—	—	26,784
Warrant	18,137	—	—	18,137
Securities Lending Reinvestments
Certificates of Deposits	—	2,499,620	—	2,499,620
Master Demand Note	—	500,000	—	500,000
Money Market Funds	10,000,000	—	—	10,000,000
Repurchase Agreements	—	9,237,970	—	9,237,970
Total Investments	$620,255,110	$12,348,475	$557	$632,604,142

Other Financial Instruments
Assets
Futures Contracts	$57,876	$—	$—	$57,876
Forward Foreign Currency Contracts	—	157,967	—	157,967
Liabilities
Futures Contracts	(71,689)	—	—	(71,689)
Forward Foreign Currency Contracts	—	(129,030)	—	(129,030)
Total Other Financial Instruments	$(13,813)	$28,937	$—	$15,124

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2015	$537
Total gain or loss (realized/unrealized included in earnings)	20
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2016	$557
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2016.	$20

Common Stock	Fair Value at 04/30/2016	Valuation Techniques	Unobservable Inputs	Sensitivity[1]
Banco Espirito Santo S.A.	$557	Consensus Pricing	Distressed/Defaulted Market Discount, Estimated Recovery Value	1

246	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*[c]	Level 2 — Other Significant Observable Inputs*[d]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Auto Components	$4,767,289	$117,151	$—	$4,884,440
Chemicals	8,418,681	167,094	—	8,585,775
Construction & Engineering	4,878,578	140,297	—	5,018,875
Construction Materials	4,394,469	438,675	—	4,833,144
Diversified Financial Services	4,055,774	1,353	—	4,057,127
Electronic Equipment, Instruments & Components	8,751,490	3,631	—	8,755,121
Food Products	6,988,558	72,349	—	7,060,907
Health Care Providers & Services	1,498,456	10,630	—	1,509,086
Hotels, Restaurants & Leisure	1,388,344	1,764	—	1,390,108
Household Durables	4,389,709	19,237	—	4,408,946
Industrial Conglomerates	5,366,651	215	—	5,366,866
Insurance	6,483,094	1,872	—	6,484,966
Internet Software & Services	4,677,771	27,020	—	4,704,791
Marine	737,577	2,378	—	739,955
Metals & Mining	11,522,949	104,950	—	11,627,899
Oil, Gas & Consumable Fuels	17,220,210	1,010	—	17,221,220
Paper & Forest Products	1,029,204	74,344	—	1,103,548
Pharmaceuticals	4,195,549	63,121	—	4,258,670
Real Estate Management & Development	14,680,181	309,966	—	14,990,147
Semiconductors & Semiconductor Equipment	8,613,335	24,540	—	8,637,875
Transportation Infrastructure	3,106,432	60,601	—	3,167,033
Other*	129,163,091	—	—	129,163,091
Corporate Bond*	—	9,183	—	9,183
Rights	722	3,186	—	3,908
Warrant	265	—	—	265
Securities Lending Reinvestments
Money Market Funds	600,000	—	—	600,000
Repurchase Agreements	—	996,788	—	996,788
Total Investments	$256,928,379	$2,651,355	$—	$259,579,734

Other Financial Instruments
Assets
Futures Contracts	$110,648	$—	$—	$110,648
Forward Foreign Currency Contracts	—	8,323	—	8,323
Liabilities
Forward Foreign Currency Contracts	—	(5,428)	—	(5,428)
Total Other Financial Instruments	$110,648	$2,895	$—	$113,543

FLEXSHARES SEMIANNUAL REPORT	247

Notes to the Financial Statements (cont.)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/2015	$56
Total gain or loss (realized/unrealized included in earnings)	464
Purchases	—
Sales	(520)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 04/30/2016	$—
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 04/30/2016.	$—

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$2,889,466	$—	$—	$2,889,466
Total Investments	$2,889,466	$—	$—	$2,889,466

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$1,619	$—	$1,619
Liabilities
Forward Foreign Currency Contracts	—	(48,947)	—	(48,947)
Total Other Financial Instruments	$—	$(47,328)	$—	$(47,328)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$27,373,419	$—	$—	$27,373,419
Total Investments	$27,373,419	$—	$—	$27,373,419

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$12,442	$—	$12,442
Liabilities
Forward Foreign Currency Contracts	—	(229,898)	—	(229,898)
Total Other Financial Instruments	$—	$(217,456)	$—	$(217,456)

248	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index
Investments
Common Stocks*	$3,851,649	$—	$—	$3,851,649
Total Investments	$3,851,649	$—	$—	$3,851,649

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[e]	Level 3 — Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks
Chemicals	$284,789,686	$3,168,127	$—	$287,957,813
Other*	1,603,557,622	—	—	1,603,557,622
Securities Lending Reinvestments
Bank Note	—	2,000,000	—	2,000,000
Certificates of Deposits	—	53,701,290	—	53,701,290
Commercial Papers	—	13,996,168	—	13,996,168
Master Demand Note	—	2,800,000	—	2,800,000
Money Market Funds	22,800,000	—	—	22,800,000
Repurchase Agreements	—	41,057,004	—	41,057,004
Time Deposit	—	3,000,000	—	3,000,000
Total Investments	$1,911,147,308	$119,722,589	$—	$2,030,869,897

Other Financial Instruments
Assets
Futures Contracts	$611,184	$—	$—	$611,184
Forward Foreign Currency Contracts	—	174,036	—	174,036
Liabilities
Futures Contracts	(2,514)	—	—	(2,514)
Forward Foreign Currency Contracts	—	(295,736)	—	(295,736)
Total Other Financial Instruments	$608,670	$(121,700)	$—	$486,970

FLEXSHARES SEMIANNUAL REPORT	249

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*[f]	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks*	$616,356,603	$—	$—	$616,356,603
Securities Lending Reinvestments
Certificates of Deposits	—	13,100,305	—	13,100,305
Commercial Papers	—	1,699,607	—	1,699,607
Master Demand Note	—	2,000,000	—	2,000,000
Money Market Funds	10,200,000	—	—	10,200,000
Repurchase Agreements	—	13,912,310	—	13,912,310
Total Investments	$626,556,603	$30,712,222	$—	$657,268,825

Other Financial Instruments
Assets
Futures Contracts	$85,547	$—	$—	$85,547
Forward Foreign Currency Contracts	—	119,337	—	119,337
Liabilities
Futures Contracts	(32,179)	—	—	(32,179)
Forward Foreign Currency Contracts	—	(77,534)	—	(77,534)
Total Other Financial Instruments	$53,368	$41,803	$—	$95,171

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$190,346,798	$—	$—	$190,346,798
Securities Lending Reinvestments
Certificates of Deposits	—	1,899,620	—	1,899,620
Master Demand Note	—	400,000	—	400,000
Money Market Funds	6,500,000	—	—	6,500,000
Repurchase Agreements	—	8,236,585	—	8,236,585
Total Investments	$196,846,798	$10,536,205	$—	$207,383,003

Other Financial Instruments
Assets
Futures Contracts	$34,893	$—	$—	$34,893
Forward Foreign Currency Contracts	—	15,775	—	15,775
Liabilities
Futures Contracts	(16,214)	—	—	(16,214)
Forward Foreign Currency Contracts	—	(24,929)	—	(24,929)
Total Other Financial Instruments	$18,679	$(9,154)	$—	$9,525

250	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index
Investments
Exchange Traded Funds	$1,296,823	$—	$—	$1,296,823
Total Investments	$1,296,823	$—	$—	$1,296,823

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$1,255,720,527	$—	$—	$1,255,720,527
Securities Lending Reinvestments
Certificates of Deposits	—	91,898,858	—	91,898,858
Commercial Papers	—	16,996,057	—	16,996,057
Master Demand Note	—	6,500,000	—	6,500,000
Money Market Funds	22,500,000	—	—	22,500,000
Repurchase Agreements	—	67,868,586	—	67,868,586
Time Deposit	—	5,000,000	—	5,000,000
Total Investments	$1,278,220,527	$188,263,501	$—	$1,466,484,028

Other Financial Instruments
Assets
Futures Contracts	$211,971	$—	$—	$211,971
Total Other Financial Instruments	$211,971	$—	$—	$211,971

FLEXSHARES SEMIANNUAL REPORT	251

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$204,944,894	$—	$—	$204,944,894
Rights	—	8,988	—	8,988
Securities Lending Reinvestments
Certificates of Deposits	—	6,098,916	—	6,098,916
Commercial Papers	—	1,799,588	—	1,799,588
Master Demand Note	—	1,500,000	—	1,500,000
Money Market Funds	13,000,000	—	—	13,000,000
Repurchase Agreements	—	18,410,967	—	18,410,967
Total Investments	$217,944,894	$27,818,459	$—	$245,763,353

Other Financial Instruments
Assets
Futures Contracts	$34,676	$—	$—	$34,676
Total Other Financial Instruments	$34,676	$—	$—	$34,676

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$51,085,751	$—	$—	$51,085,751
Securities Lending Reinvestments
Certificate of Deposit	—	400,000	—	400,000
Commercial Paper	—	499,904	—	499,904
Master Demand Note	—	400,000	—	400,000
Money Market Funds	4,200,000	—	—	4,200,000
Repurchase Agreements	—	3,003,086	—	3,003,086
Total Investments	$55,285,751	$4,302,990	$—	$59,588,741

Other Financial Instruments
Assets
Futures Contracts	$10,646	$—	$—	$10,646
Total Other Financial Instruments	$10,646	$—	$—	$10,646

252	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[g]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks
Metals & Mining	$11,719,700	$2,199,067	$—	$13,918,767
Other*	347,048,585	—	—	347,048,585
Securities Lending Reinvestments
Certificate of Deposit	—	600,000	—	600,000
Master Demand Note	—	400,000	—	400,000
Money Market Funds	4,200,000	—	—	4,200,000
Repurchase Agreements	—	7,917,655	—	7,917,655
Total Investments	$362,968,285	$11,116,722	$—	$374,085,007

Other Financial Instruments
Assets
Futures Contracts	$53,944	$—	$—	$53,944
Forward Foreign Currency Contracts	—	35,535	—	35,535
Liabilities
Futures Contracts	(72,903)	—	—	(72,903)
Forward Foreign Currency Contracts	—	(26,242)	—	(26,242)
Total Other Financial Instruments	$(18,959)	$9,293	$—	$(9,666)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks*	$55,396,976	$—	$—	$55,396,976
Securities Lending Reinvestments
Money Market Funds	600,000	—	—	600,000
Repurchase Agreements	—	1,455,512	—	1,455,512
Total Investments	$55,996,976	$1,455,512	$—	$57,452,488

Other Financial Instruments
Assets
Futures Contracts	$35,272	$—	$—	$35,272
Forward Foreign Currency Contracts	—	8,545	—	8,545
Liabilities
Forward Foreign Currency Contracts	—	(9,175)	—	(9,175)
Total Other Financial Instruments	$35,272	$(630)	$—	$34,642

FLEXSHARES SEMIANNUAL REPORT	253

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*[h]	Level 3 — Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks
Metals & Mining	$1,213,505	$241,324	$—	$1,454,829
Other*	26,034,830	—	—	26,034,830
Securities Lending Reinvestments
Money Market Funds	500,000	—	—	500,000
Repurchase Agreement	—	153,141	—	153,141
Total Investments	$27,748,335	$394,465	$—	$28,142,800

Other Financial Instruments
Assets
Futures Contracts	$15,663	$—	$—	$15,663
Forward Foreign Currency Contracts	—	8,647	—	8,647
Liabilities
Forward Foreign Currency Contracts	—	(7,702)	—	(7,702)
Total Other Financial Instruments	$15,663	$945	$—	$16,608

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$1,839,942,536	$—	$1,839,942,536
Total Investments	$—	$1,839,942,536	$—	$1,839,942,536

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$517,422,217	$—	$517,422,217
Total Investments	$—	$517,422,217	$—	$517,422,217

254	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
U.S. Government & Agency Securities	$—	$31,618,666	$—	$31,618,666
Total Investments	$—	$31,618,666	$—	$31,618,666

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$22,790,815	$—	$22,790,815
Total Investments	$—	$22,790,815	$—	$22,790,815

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$10,458,947	$—	$10,458,947
Total Investments	$—	$10,458,947	$—	$10,458,947

	Level 1 — Quoted Prices*	Level 2 — Other Significant Observable Inputs*	Level 3 — Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$8,205,629	$—	$8,205,629
Corporate Bonds*	—	73,789,697	—	73,789,697
Municipal Bonds	—	999,780	—	999,780
Commercial Papers	—	4,998,511	—	4,998,511
Repurchase Agreement	—	6,000,000	—	6,000,000
U.S. Treasury Obligations	—	2,196,953	—	2,196,953
Total Investments	$—	$96,190,570	$—	$96,190,570

*	See Schedules of Investments for segregation by industry type.

a	During the period ended April 30, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of security with a market value of $24,687 or 0.00% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

FLEXSHARES SEMIANNUAL REPORT	255

Notes to the Financial Statements (cont.)

b	During the period ended April 30, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $95,031 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

c	During the period ended April 30, 2016, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of security with a market value of $56,314 or 0.02% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

d	During the period ended April 30, 2016, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $835,596 or 0.32% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

e	During the period ended April 30, 2016, the FlexShares Morningstar Global Upstream Natural Resources Index Fund changed classification of security with a market value of $3,168,127 or 0.17% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

f

During the period ended April 30, 2016, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $835,280 or 0.13% of the Fund’s net assets from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

g	During the period ended April 30, 2016, the FlexShares International Quality Dividend Index Fund changed classification of security with a market value of $2,199,067 or 0.60% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

h	During the period ended April 30, 2016, the FlexShares International Quality Dividend Dynamic Index Fund changed classification of security with a market value of $241,324 or 0.86% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

1	The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

Foreign Securities

The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund), FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invest in publicly-traded equity securities of issuers in countries other than the United States of America (“U.S.”). Such investments include direct investments in non-U.S. dollar denominated securities traded outside the U.S. The Funds’ investments also may be in the form of ADRs and Global Depositary Receipts (“GDRs”) (collectively, “Depositary Receipts”) based on securities in their Underlying Indexes. ADRs are receipts that are traded in the United States evidencing ownership of the underlying foreign securities and are denominated in U.S. dollars. GDRs are receipts issued by a non-U.S. financial institution evidencing ownership of underlying foreign or U.S. securities and usually are denominated in foreign currencies. GDRs may not be denominated in the same currency as the securities they represent. Generally, GDRs are designed for use in foreign securities markets.

To the extent a Fund invests in ADRs, such ADRs will be listed on a national securities exchange. To the extent a Fund invests in GDRs, such GDRs will be listed on a foreign exchange. A Fund will not invest in any unlisted Depositary Receipt, any Depositary Receipt that NTI deems to be illiquid or any Depositary Receipt for which market quotations are not readily available. Generally, all Depositary Receipts must be sponsored.

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund may invest in U.S. dollar denominated bonds of non-U.S. corporations to the extent such bonds are included in each Fund’s underlying index.

256	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The FlexShares Ready Access Variable Income Fund may invest, without limitation, in fixed-income securities and instruments of foreign issuers in developed and emerging markets, including debt securities of foreign governments.

Investing in foreign securities, including Depositary Receipts, may result in a Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose taxes and limits on investment and repatriation. Any of these events could cause the value of a Fund’s foreign investments to decline.

The FlexShares Morningstar Emerging Markets Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (through its investment in its Underlying Fund) will invest primarily in emerging market countries. In addition, the FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund (through its investment in its Underlying Funds), FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund may invest its assets in emerging market countries. The FlexShares Ready Access Variable Income Fund may invest up to 20% of its total assets in fixed-income securities and instruments of issuers in emerging markets. The markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed foreign markets. The risks of foreign investment are increased when the issuer is located in a country with an emerging economy or securities market.

Inflation-Indexed Securities

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund invest primarily in U.S. Treasury Inflation-

Protected Securities (“TIPS”). The FlexShares Ready Access Variable Income Fund may invest in inflation-indexed securities.

Inflation-indexed securities issued by the U.S. Treasury have varying maturities and pay interest on a semiannual basis equal to a fixed percentage of the inflation-adjusted principal amount. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

FLEXSHARES SEMIANNUAL REPORT	257

Notes to the Financial Statements (cont.)

Mortgage-Backed Pass-Through Securities

The FlexShares Disciplined Duration MBS Index Fund invests primarily in U.S. agency mortgage-backed pass-through securities (“MBS”), a category of pass-through securities backed by pools of mortgages and issued by one of the following U.S. government agencies: the Federal National Mortgage Association (FNMA or Fannie Mae), the Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) or the Government National Mortgage Association (GNMA or Ginnie Mae) (each a “US Agency”). Under normal circumstances, the Fund will invest at least 80% of its total assets in the securities of its Underlying Index and in “to-be announced transactions” (“TBA transactions”) that represent securities in its Underlying Index. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, coupon rate, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement.

Pending settlement of such contracts, the Fund will invest in liquid, short-term instruments.

Mortgage Dollar Rolls

The FlexShares Disciplined Duration MBS Index Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll involves the sale by the Fund of securities for delivery in the future (generally within 30 days). The Fund simultaneously contracts with the same counterparty to repurchase substantially similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. However, the Fund benefits to the extent of any difference between (a) the price received for the securities sold and (b) the lower forward price for the future purchase and/or fee income plus the interest earned on the cash proceeds of the securities sold. Successful use of mortgage dollar rolls depends upon the Investment Adviser’s ability to predict correctly interest rates and mortgage prepayments.

For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions: one involving the purchase of a security and a separate transaction involving a sale. The Fund currently does not intend to enter into mortgage dollar rolls that are accounted for as financing and does not treat them as borrowings.

Repurchase Agreements

To the extent consistent with its investment policies, each Fund may enter into repurchase agreements under which it purchases securities (collateral) for cash from a seller and agrees to resell those securities to the same seller within a specified time at a specified price. During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for JP Morgan Chase, the Fund’s custodian, at the Bank of New York or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The Fund is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price.

The Northern Trust Company, the parent of NTI, currently is a party to various Master Repurchase Agreements with a number of different counterparties, and acts as agent on behalf of various disclosed principals, including the Funds and various other accounts managed by NTI, in entering into repurchase agreements under the Master Repurchase Agreements. NTI administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreement with the Funds and does not collect any additional fees from the Funds for such services. At April 30, 2016, only the FlexShares Ready Access Variable Income Fund had entered into repurchase agreements, as reflected in its Schedule of Investments under the caption “Repurchase Agreements.”

As of the period ended April 30, 2016 the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt

258	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund invested cash collateral for loans of portfolio securities in repurchase agreements, as reflected in the respective Schedule of Investments under the caption “Securities Lending Reinvestments.”

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third of the value of the Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of the Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies or irrevocable bank letters of credit (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments. Securities lending income includes income from the securities lending program recorded when earned from the Securities Lending Agent and any fees charged to borrowers less expenses associated with the loan. The net amount is reflected in the Statement of Operations under “Securities lending income (net of fees).”

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

In accordance with guidance presented in FASB ASU 2014-11, Balance Sheet (Topic) 860: Repurchase to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending

FLEXSHARES SEMIANNUAL REPORT	259

Notes to the Financial Statements (cont.)

transactions as of April 30, 2016, which were comprised of cash, were as follow:

Fund
FlexShares Morningstar US Market Factor Tilt Index Fund	$159,364,590
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	22,236,682
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	1,596,788
FlexShares Morningstar Global Upstream Natural Resources Index Fund	139,326,422
FlexShares STOXX® Global Broad Infrastructure Index Fund	40,906,610
FlexShares Global Quality Real Estate Index Fund	17,035,443
FlexShares Quality Dividend Index Fund	210,724,143
FlexShares Quality Dividend Defensive Index Fund	40,805,451
FlexShares Quality Dividend Dynamic Index Fund	8,502,272
FlexShares International Quality Dividend Index Fund	13,117,655
FlexShares International Quality Dividend Defensive Index Fund	2,055,512
FlexShares International Quality Dividend Dynamic Index Fund	653,141

At April 30, 2016, the Securities Lending Agency Agreement does not permit the Fund to enforce a netting arrangement.

Derivative Contracts

Futures Contracts

All of the Index Funds may invest in futures contracts to help track the price and yield performance of their underlying indexes. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequent payments to be made or received by the Funds equal to the change in contract value are recorded as variation margin payable or receivable and offset in unrealized gains or losses. Futures are marked to market each day with the change in value reflected in the unrealized gains or losses. A Fund recognizes a realized gain or loss when a contract is closed or expires. The Statements of Operations reflect unrealized gains or losses on open futures contracts, as “Net change in unrealized appreciation (depreciation) on futures contracts”, and any realized gains (losses) on closed futures contracts as “Net realized gain (loss) on futures contracts”. As of April 30, 2016, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open futures contracts.

The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts present the following risks: imperfect correlation between the change in market value of a Fund’s securities and the price of futures contracts; the possible inability to close a futures contract when desired; losses due to unanticipated market movements which potentially are unlimited; and the possible inability of NTI to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors. Futures markets are highly volatile and the use of futures may increase the volatility of a Fund’s NAV. As a result of the low margin deposits normally required in futures trading, a relatively small price movement in a futures contract may result in substantial losses to a Fund. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Foreign exchanges or boards of trade generally do not offer the same protection as U.S. exchanges.

260	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Foreign Currency Translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the prevailing market rates on the date of valuation as quoted by one or more banks or dealers that make a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers). Any use of a rate different from the rates used by an Index Fund’s index provider may affect a Fund’s ability to track its Underlying Index. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received, and the portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in “Net realized gain (loss) on investment in securities” on the Statements of Operations. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies” on the Statements of Operations.

Forward Foreign Currency Exchange Contracts

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund expect to use forward foreign currency contracts to hedge the currency exposure resulting from investments in foreign securities, to facilitate local settlements or to protect against currency exposure in connection with their distributions to shareholders. The FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index

Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund may enter into forward foreign currency exchange contracts to facilitate local settlements or to protect against currency exposure in connection with its distributions to shareholders. The Index Funds, however, do not expect to engage in currency transactions for speculative purposes (e.g., for potential income or capital gain). The FlexShares Ready Access Variable Income Fund also may engage in forward foreign currency transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund, however, does not expect to engage in currency transactions for speculative purposes. All forward foreign currency exchange contracts held are “marked-to-market” daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded. The Funds record realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or extinguished by delivery of the currency. The difference between the future foreign currency exchange rates at the date of entry into the contract and the rates at the reporting date are included in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts” in the Statement of Operations.

There are several risks associated with these contracts. One risk is the potential inability of counterparties to meet the terms of their contracts, and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Statements of Operations reflect realized gains or losses, if any, in “Net realized gain (loss) on foreign currency transactions” and unrealized gains or losses in “Net change in unrealized appreciation (depreciation) on forward foreign currency contracts”. Forward foreign currency exchange contracts are privately negotiated transactions and can have

FLEXSHARES SEMIANNUAL REPORT	261

Notes to the Financial Statements (cont.)

substantial price volatility. As a result, they offer less protection against default by the other party than is available for instruments traded on an exchange. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade, and these markets can experience periods of illiquidity.

As of April 30, 2016, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund had open forward foreign currency contracts.

Offsetting of Financial Assets and Derivative Assets

The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement or similar agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the fund and the applicable counterparty. In the event of a default, the agreement provides the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. The Funds’ right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject.

For financial reporting purposes, the Trust can offset financial assets and financial liabilities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, and the FlexShares Ready Access Variable Income Fund that are subject to master netting arrangements or similar agreements in the Statements of Assets and Liabilities. The following table presents the gross and net amounts of these assets and liabilities:

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$27,234	$—	$—	$27,234
	Foreign Currency Contracts — Bank of New York	83,761	(3,347)	—	80,414
	Foreign Currency Contracts — Citibank N.A.	2	(2)	—	—
	Foreign Currency Contracts — Morgan Stanley	27,501	—	—	27,501
	Foreign Currency Contracts — Societe Generale	2,182	(2,182)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	17,287	(17,287)	—	—
	Total	$157,967	$(22,818)	$—	$135,149

262	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$1,707	$—	$—	$1,707
	Foreign Currency Contracts — Citibank N.A.	545	—	—	545
	Foreign Currency Contracts — Morgan Stanley	6,071	(5,424)	—	647
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Total	$8,323	$(5,424)	$—	$2,899
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	Foreign Currency Contracts — The Toronto-Dominion Bank	$1,619	$(1,619)	$—	$—
	Total	$1,619	$(1,619)	$—	$—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$9,046	$(9,046)	$—	$—
	Foreign Currency Contracts — The Toronto-Dominion Bank	3,396	(3,396)	—	—
	Total	$12,442	$(12,442)	$—	$—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	96,121	(42,065)	—	54,056
	Foreign Currency Contracts — Citibank N.A.	13,022	(13,022)	—	—
	Foreign Currency Contracts — Morgan Stanley	59,103	(59,103)	—	—
	Foreign Currency Contracts — Societe Generale	70	(70)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	5,720	(5,720)	—	—
	Total	$174,036	$(119,980)	$—	$54,056
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	84,891	(15,299)	—	69,592
	Foreign Currency Contracts — Citibank N.A.	13,137	(6,712)	—	6,425
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase & Co.	1,144	(1,144)	—	—
	Foreign Currency Contracts — Morgan Stanley	20,153	(20,153)	—	—
	Foreign Currency Contracts — Societe Generale	12	(12)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$119,337	$(43,320)	$—	$76,017
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of America	$11,914	$(6)	$—	$11,908
	Foreign Currency Contracts — Bank of Montreal	—	—	—	—
	Foreign Currency Contracts — Bank of New York	484	(484)	—	—
	Foreign Currency Contracts — Citibank N.A.	1,805	(1,805)	—	—
	Foreign Currency Contracts — Morgan Stanley	1,572	(762)	—	810
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$15,775	$(3,057)	$—	$12,718

FLEXSHARES SEMIANNUAL REPORT	263

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Assets presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$5,892	$—	$—	$5,892
	Foreign Currency Contracts — Bank of New York	13,493	(165)	—	13,328
	Foreign Currency Contracts — Citibank N.A.	70	(70)	—	—
	Foreign Currency Contracts — Morgan Stanley	16,080	(4,316)	—	11,764
	Foreign Currency Contracts — Societe Generale	—	—	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$35,535	$(4,551)	$—	$30,984
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$3,568	$—	$—	$3,568
	Foreign Currency Contracts — Bank of New York	1,943	(1,943)	—	—
	Foreign Currency Contracts — BNP Paribas S.A.	166	—	—	166
	Foreign Currency Contracts — Citibank N.A.	45	(45)	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	188	—	—	188
	Foreign Currency Contracts — JPMorgan Chase & Co.	27	(27)	—	—
	Foreign Currency Contracts — Morgan Stanley	2,529	(224)	—	2,305
	Foreign Currency Contracts — Societe Generale	79	(79)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	—	—	—	—
	Total	$8,545	$(2,318)	$—	$6,227
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	2,367	(488)	—	1,879
	Foreign Currency Contracts — Citibank N.A.	87	—	—	87
	Foreign Currency Contracts — Goldman Sachs & Co.	3,412	—	—	3,412
	Foreign Currency Contracts — JPMorgan Chase & Co.	17	—	—	17
	Foreign Currency Contracts — Morgan Stanley	2,329	(1,239)	—	1,090
	Foreign Currency Contracts — Societe Generale	364	(364)	—	—
	Foreign Currency Contracts — The Toronto-Dominion Bank	71	(71)	—	—
	Total	$8,647	$(2,162)	$—	$6,485
FlexShares Ready Access Variable Income Fund	Repurchase Agreements — SG Americas Securities LLC	$6,000,000	$(6,000,000)	$—	$—
	Total	$6,000,000	$(6,000,000)	$—	$—

264	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	(3,347)	3,347	—	—
	Foreign Currency Contracts — Citibank N.A.	(10,852)	2	—	(10,850)
	Foreign Currency Contracts — Morgan Stanley	—	—	—	—
	Foreign Currency Contracts — Societe Generale	(5,670)	2,182	—	(3,488)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(109,161)	17,287	—	(91,874)
	Total	$(129,030)	$22,818	$—	$(106,212)
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Foreign Currency Contracts — Bank of New York	$—	$—	$—	$—
	Foreign Currency Contracts — Citibank N.A.	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(5,424)	5,424	—	—
	Foreign Currency Contracts — Societe Generale	(4)	—	—	(4)
	Total	$(5,428)	$5,424	$—	$(4)
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	Foreign Currency Contracts — The Toronto-Dominion Bank	$(48,947)	$1,619	$—	$(47,328)
	Total	$(48,947)	$1,619	$—	$(47,328)
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Foreign Currency Contracts — Citibank N.A.	$(140,042)	$9,046	$—	$(130,996)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(89,856)	3,396	—	(86,460)
	Total	$(229,898)	$12,442	$—	$(217,456)
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Foreign Currency Contracts — Bank of Montreal	$(1,883)	$—	$—	$(1,883)
	Foreign Currency Contracts — Bank of New York	(42,065)	42,065	—	—
	Foreign Currency Contracts — Citibank N.A.	(36,835)	13,022	—	(23,813)
	Foreign Currency Contracts — Morgan Stanley	(148,204)	59,103	—	(89,101)
	Foreign Currency Contracts — Societe Generale	(3,867)	70	—	(3,797)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(62,882)	5,720	—	(57,162)
	Total	$(295,736)	$119,980	$—	$(175,756)
FlexShares STOXX® Global Broad Infrastructure Index Fund	Foreign Currency Contracts — Bank of Montreal	$(1,679)	$—	$—	$(1,679)
	Foreign Currency Contracts — Bank of New York	(15,299)	15,299	—	—
	Foreign Currency Contracts — Citibank N.A.	(6,712)	6,712	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	(198)	—	—	(198)
	Foreign Currency Contracts — JPMorgan Chase & Co.	(4,117)	1,144	—	(2,973)
	Foreign Currency Contracts — Morgan Stanley	(30,231)	20,153	—	(10,078)
	Foreign Currency Contracts — Societe Generale	(2,261)	12	—	(2,249)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(17,037)	—	—	(17,037)
	Total	$(77,534)	$43,320	$—	$(34,214)

FLEXSHARES SEMIANNUAL REPORT	265

Notes to the Financial Statements (cont.)

			Gross Amounts Not Offset in the Statement of Assets and Liabilities
		Gross Amounts of Liabilities presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
FlexShares Global Quality Real Estate Index Fund	Foreign Currency Contracts — Bank of America	$(6)	$6	$—	$—
	Foreign Currency Contracts — Bank of Montreal	(3,201)	—	—	(3,201)
	Foreign Currency Contracts — Bank of New York	(9,356)	484	—	(8,872)
	Foreign Currency Contracts — Citibank N.A.	(2,778)	1,805	—	(973)
	Foreign Currency Contracts — Morgan Stanley	(762)	762	—	—
	Foreign Currency Contracts — Societe Generale	(1)	—	—	(1)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(8,825)	—	—	(8,825)
	Total	$(24,929)	$3,057	$—	$(21,872)
FlexShares International Quality Dividend Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	(165)	165	—	—
	Foreign Currency Contracts — Citibank N.A.	(12,383)	70	—	(12,313)
	Foreign Currency Contracts — Morgan Stanley	(4,316)	4,316	—	—
	Foreign Currency Contracts — Societe Generale	(17)	—	—	(17)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(9,361)	—	—	(9,361)
	Total	$(26,242)	$4,551	$—	$(21,691)
FlexShares International Quality Dividend Defensive Index Fund	Foreign Currency Contracts — Bank of Montreal	$—	$—	$—	$—
	Foreign Currency Contracts — Bank of New York	(2,791)	1,943	—	(848)
	Foreign Currency Contracts — BNP Paribas S.A.	—	—	—	—
	Foreign Currency Contracts — Citibank N.A.	(4,142)	45	—	(4,097)
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase & Co.	(215)	27	—	(188)
	Foreign Currency Contracts — Morgan Stanley	(224)	224	—	—
	Foreign Currency Contracts — Societe Generale	(992)	79	—	(913)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(811)	—	—	(811)
	Total	$(9,175)	$2,318	$—	$(6,857)
FlexShares International Quality Dividend Dynamic Index Fund	Foreign Currency Contracts — Bank of Montreal	$(3,863)	$—	$—	$(3,863)
	Foreign Currency Contracts — Bank of New York	(488)	488	—	—
	Foreign Currency Contracts — Citibank N.A.	—	—	—	—
	Foreign Currency Contracts — Goldman Sachs & Co.	—	—	—	—
	Foreign Currency Contracts — JPMorgan Chase & Co.	—	—	—	—
	Foreign Currency Contracts — Morgan Stanley	(1,239)	1,239	—	—
	Foreign Currency Contracts — Societe Generale	(866)	364	—	(502)
	Foreign Currency Contracts — The Toronto-Dominion Bank	(1,246)	71	—	(1,175)
	Total	$(7,702)	$2,162	$—	$(5,540)

266	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.

Fair Value of Derivative Instruments as of April 30, 2016

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$420,520
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	57,876
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(71,689)
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	157,967
Foreign Currency Contracts	Bank of New York, Citibank N.A., Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(129,030)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	110,648
Foreign Currency Contracts	Bank of New York, Citibank N.A. and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	8,323

FLEXSHARES SEMIANNUAL REPORT	267

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Morgan Stanley and Societe Generale	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$(5,428)
Foreign Currency Contracts	The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	1,619
Foreign Currency Contracts	The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(48,947)
Foreign Currency Contracts	Citibank N.A. and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	12,442
Foreign Currency Contracts	Citibank N.A. and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(229,898)
Equity Index Futures Contracts	UBS AG	Assets — Unrealized appreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	611,184
Equity Index Futures Contracts	UBS AG	Liabilities — Unrealized depreciation on futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(2,514)
Foreign Currency Contracts	Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	174,036

268	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	$(295,736)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	85,547
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(32,179)
Foreign Currency Contracts	Bank of New York, Citibank N.A., JPMorgan Chase & Co., Morgan Stanley and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	119,337

FLEXSHARES SEMIANNUAL REPORT	269

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A., Goldman Sachs & Co., JPMorgan Chase & Co., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	$(77,534)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	34,893
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares Global Quality Real Estate Index Fund	(16,214)
Foreign Currency Contracts	Bank of America, Bank of New York, Citibank N.A. and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	15,775

270	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of America, Bank of Montreal, Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	$(24,929)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Index Fund	211,971
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Defensive Index Fund	34,676
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares Quality Dividend Dynamic Index Fund	10,646
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Index Fund	53,944
Equity Index Futures Contracts	Citibank N.A.	Liabilities — Unrealized depreciation on futures contracts	FlexShares International Quality Dividend Index Fund	(72,903)
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Citibank N.A. and Morgan Stanley	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	35,535

FLEXSHARES SEMIANNUAL REPORT	271

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of New York, Citibank N.A., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	$(26,242)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Defensive Index Fund	35,272
Foreign Currency Contracts	Bank of Montreal, Bank of New York, BNP Paribas S.A., Citibank N.A., Goldman Sachs & Co., JPMorgan Chase & Co., Morgan Stanley and Societe Generale	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	8,545

272	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of New York, Citibank N.A., JPMorgan Chase & Co., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	$(9,175)
Equity Index Futures Contracts	Citibank N.A.	Assets — Unrealized appreciation on futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	15,663
Foreign Currency Contracts	Bank of New York, Citibank N.A., Goldman Sachs & Co., JPMorgan Chase & Co., Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Assets — Unrealized appreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	8,647

FLEXSHARES SEMIANNUAL REPORT	273

Notes to the Financial Statements (cont.)

Derivatives by risk type	Counterparty	Statements of Assets and Liabilities Location	Fund	Value
Foreign Currency Contracts	Bank of Montreal, Bank of New York, Morgan Stanley, Societe Generale and The Toronto- Dominion Bank	Liabilities — Unrealized depreciation on forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	$(7,702)

The Effect of Derivative Instruments on the Statements of Operations for the Period Ended April 30, 2016

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar US Market Factor Tilt Index Fund	$632,535	$89,473
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	(104,022)	(324,897)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	59,936	41,314
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	(1,597)	(15,688)

274	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$21,360	$7,597
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	(125,612)	(47,328)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	(1,128,798)	(217,456)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	1,558,691	42,379
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Morningstar Global Upstream Natural Resources Index Fund	(91,427)	(224,965)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	(180,352)	(367,821)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares STOXX® Global Broad Infrastructure Index Fund	56,183	(84,115)

FLEXSHARES SEMIANNUAL REPORT	275

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Global Quality Real Estate Index Fund	$17,046	$(68,550)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares Global Quality Real Estate Index Fund	(10,208)	(13,485)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Index Fund	170,261	(47,221)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Defensive Index Fund	101,345	(89,788)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares Quality Dividend Dynamic Index Fund	35,668	(41,476)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Index Fund	42,897	(145,680)
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Index Fund	(104,808)	(166,335)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Defensive Index Fund	(205,684)	63,557

276	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Derivatives by risk type	Location of Gain or (Loss) on Derivatives on the Statements of Operations	Fund	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Defensive Index Fund	$29,095	$(61,924)
Equity Index Futures Contracts	Net realized gain (loss) on Futures contracts, Net change in unrealized appreciation (depreciation) on Futures contracts	FlexShares International Quality Dividend Dynamic Index Fund	(44,714)	28,738
Foreign Currency Contracts	Net realized gain (loss) on Foreign currency transactions, Net change in unrealized appreciation (depreciation) on Forward foreign currency contracts	FlexShares International Quality Dividend Dynamic Index Fund	(10,092)	(10,548)

At April 30, 2016, the volume of derivative activities, which represents activities throughout the period, was as follows:

	Foreign Exchange Contracts		Equity Contracts
Fund	Number of Trades	Average Notional Amount	Number of Trades	Average Notional Amount
FlexShares Morningstar US Market Factor Tilt Index Fund	—	$—	111	$108,546
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	23	321,966	107	59,304
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	7	49,466	59	41,920
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	13	219,877	—	—
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	29	883,953	—	—
FlexShares Morningstar Global Upstream Natural Resources Index Fund	22	854,989	254	82,955
FlexShares STOXX® Global Broad Infrastructure Index Fund	26	393,321	74	78,961
FlexShares Global Quality Real Estate Index Fund	14	94,904	28	89,693
FlexShares Quality Dividend Index Fund	—	—	104	102,955
FlexShares Quality Dividend Defensive Index Fund	—	—	13	102,955
FlexShares Quality Dividend Dynamic Index Fund	—	—	4	102,955
FlexShares International Quality Dividend Index Fund	17	128,466	128	52,589
FlexShares International Quality Dividend Defensive Index Fund	29	20,394	16	70,228
FlexShares International Quality Dividend Dynamic Index Fund	20	27,210	6	69,370

FLEXSHARES SEMIANNUAL REPORT	277

Notes to the Financial Statements (cont.)

Taxes and Distributions

Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal and state income taxes is required in the financial statements.

As of October 31, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and on-going analysis of tax law, regulation, and interpretations thereof.

3. Investment Transactions and Related Income and Expense

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Bond discount is accreted and premium is amortized over the expected life of each applicable security using the yield to maturity method. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US

Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX Global Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, and FlexShares Credit-Scored US Long Corporate Bond Index Fund may hold the securities of real estate investment trusts (“REITs”). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods concluded.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

4. Investment Advisory Fees

NTI serves as the Investment Adviser of the Funds pursuant to the Investment Advisory Agreement. The Investment Adviser is responsible for making investment decisions for

278	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

the Funds and for placing purchase and sale orders for portfolio securities, subject to the general supervision of the Trust’s Board.

As compensation for its advisory services and assumption of Fund expenses, NTI is entitled to a unitary management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

From the unitary management fee, NTI pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services (“Covered Expenses”). Covered Expenses do not include the following fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

The unitary management fee rate payable by each Fund is set forth in the following table:

Fund	Unitary Management Fee
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.47%
FlexShares Currency Hedged Morningstar Factor Tilt Index Fund	0.70%
FlexShares US Quality Large Cap Index Fund	0.32%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%
FlexShares STOXX® Global Broad Infrastructure Index Fund	0.47%
FlexShares Global Quality Real Estate Index Fund	0.45%

Fund	Unitary Management Fee
FlexShares Real Assets Allocation Index Fund	0.57%
FlexShares Quality Dividend Index Fund	0.37%
FlexShares Quality Dividend Defensive Index Fund	0.37%
FlexShares Quality Dividend Dynamic Index Fund	0.37%
FlexShares International Quality Dividend Index Fund	0.47%
FlexShares International Quality Dividend Defensive Index Fund	0.47%
FlexShares International Quality Dividend Dynamic Index Fund	0.47%
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	0.20%
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	0.20%
FlexShares Disciplined Duration MBS Index Fund	0.20%
FlexShares Credit-Scored US Corporate Bond Index Fund	0.22%
FlexShares Credit-Scored US Long Corporate Bond Index Fund	0.22%
FlexShares Ready Access Variable Income Fund	0.25%

The Investment Adviser has contractually agreed until March 1, 2020 in the case of the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund and March 1, 2017 in the case of the FlexShares Real Assets Allocation Index Fund to waive Management Fees or reimburse certain expenses in an amount equal to the acquired fund fees and expenses (“AFFE”) attributable to each Fund’s investments in their respective Underlying Fund(s). After these dates, the Investment Adviser and a Fund may mutually agree to extend the contractual arrangements. The Fund’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of a Fund and its shareholders.

FLEXSHARES SEMIANNUAL REPORT	279

Notes to the Financial Statements (cont.)

AFFE are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Fund’s financial statements.

The Investment Adviser may voluntarily waive additional management fees. Amounts waived by the Investment Adviser may not be recouped by the Investment Adviser. As of the April 30, 2016, no management fees had been voluntarily waived.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

As of the period ended April 30, 2016, JPMorgan Chase Bank, N.A. voluntarily reimbursed expenses of the FlexShares Disciplined Duration MBS Index Fund in the amount of $28,006. The reimbursed amount is stated in the Statements of Operations under the caption “Investment advisory fees reimbursed.”

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

The Trust compensates each Trustee who is not an officer, director or employee of Northern Trust Corporation, or its subsidiaries, for his or her services as a Trustee of the Trust and as a member of Board committees.

NTI has contractually agreed with each Fund to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel paid by each Fund until at least March 1, 2017. After this date, NTI and each Fund may mutually agree to extend the contractual arrangement. The Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

The Trust has adopted a deferred compensation plan (“DC Plan”) for its Trustees who are not officers of Northern Trust or NTI. Under the DC Plan, an Independent Trustee may elect to defer all or a portion of their compensation. The amount deferred is adjusted periodically based upon the performance of the investment options selected by the Trustees. The investment options currently under the DC Plan are the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Quality Dividend Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Ready Access Variable Income Fund. Expenses related to the DC Plan are stated on the Statements of Operations.

8. Distribution and Service Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9) for each Fund on an agency basis. The Distributor does not receive a fee from the Funds for its distribution services. However, it receives compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. Payments to financial intermediaries under the Plan are tied directly to their own out-of-pocket expenses. As of this date, the Plan has not been implemented with respect to the Funds. The Plan may not be implemented without further Board of Trustees approval. The maximum distribution fee is 0.25% of each Fund’s respective average daily net assets under the Plan. The Funds did not pay any 12b-1 fees during the fiscal year.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and

280	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

institutions) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.

Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees remaining in the Funds were as follows:

Fund	As of April 30, 2016	As of October 31, 2015
FlexShares Morningstar US Market Factor Tilt Index Fund	$1,500	$0
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	40,000	20,000
FlexShares Morningstar Emerging Market Factor Tilt Index Fund	25,000	0
FlexShares US Quality Large Cap Index Fund	500	500
FlexShares Morningstar Global Upstream Natural Resources Index Fund	48,000	9,000
FlexShares STOXX® Global Broad Infrastructure Index Fund	16,000	12,000
FlexShares Global Quality Real Estate Index Fund	6,000	12,000
FlexShares Quality Dividend Index Fund	25,750	5,500
FlexShares Quality Dividend Defensive Index Fund	6,750	0
FlexShares Quality Dividend Dynamic Index Fund	3,750	0
FlexShares International Quality Dividend Index Fund	20,000	15,000
FlexShares International Quality Dividend Dynamic Index Fund	10,000	15,000
FlexShares Disciplined Duration MBS Index Fund	400	800

Fund	As of April 30, 2016	As of October 31, 2015
FlexShares Credit-Scored US Corporate Bond Index Fund	$1,000	$1,000
FlexShares Credit-Scored US Long Corporate Bond Index Fund	1,000	500
FlexShares Ready Access Variable Income Fund	1,050	350

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund and the FlexShares iBoxx 5-YearTarget Duration TIPS Index Fund do not charge creation unit transaction fees.

10. Investment Transactions

For the six month ended April 30, 2016, the FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Disciplined Duration MBS Index Funds invested solely in U.S. Government securities. The cost of securities purchased by each Fund and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions for the period ended April 30, 2016, were as follows:

Fund	Purchases	Sales
FlexShares Morningstar US Market Factor Tilt Index Fund	$100,678,316	$111,644,758
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	109,951,426	104,504,676
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	84,328,002	46,940,671
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	87,801	180,259
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	230,328	1,342,131

FLEXSHARES SEMIANNUAL REPORT	281

Notes to the Financial Statements (cont.)

Fund	Purchases	Sales
FlexShares US Quality Large Cap Index Fund	$885,205	$885,827
FlexShares Morningstar Global Upstream Natural Resources Index Fund	304,164,884	378,233,253
FlexShares STOXX® Global Broad Infrastructure Index Fund	62,494,648	53,841,214
FlexShares Global Quality Real Estate Index Fund	43,083,667	40,814,950
FlexShares Real Assets Allocation Index Fund	71,395	28,752
FlexShares Quality Dividend Index Fund	343,171,441	345,312,848
FlexShares Quality Dividend Defensive Index Fund	74,189,588	73,511,616
FlexShares Quality Dividend Dynamic Index Fund	20,224,564	20,160,227
FlexShares International Quality Dividend Index Fund	125,736,544	131,102,243
FlexShares International Quality Dividend Defensive Index Fund	22,885,411	26,610,224
FlexShares International Quality Dividend Dynamic Index Fund	10,865,733	11,847,708
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	629,398,820	624,776,322
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	192,443,747	191,645,942
FlexShares Disciplined Duration MBS Index Fund	24,440,244	15,754,260
FlexShares Credit-Scored US Corporate Bond Index Fund*	16,210,701	6,234,063
FlexShares Credit-Scored US Long Corporate Bond Index Fund**	8,119,389	3,074,992
FlexShares Ready Access Variable Income Fund***	28,659,297	27,359,184
*	Include $828,860 in purchases and $826,688 in sales in U.S. Government Securities.

**	Include $402,416 in purchases and $399,202 in sales in U.S. Government Securities.

***	Include $3,988,164 in purchases and $4,890,849 in sales in U.S. Government Securities.

For the period ended April 30, 2016, the following funds engaged in purchases and/or sales of securities from an affiliated entity:

Fund	Purchases	Sales	Net Realized Gains (Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$199,334	$—	$—
FlexShares STOXX® Global Broad Infrastructure Index Fund	—	175,998	(58,739)
FlexShares Global Quality Real Estate Index Fund	14,313	—	—
FlexShares Quality Dividend Index Fund	—	23,336	102

11. In-Kind Transactions

During the six-month period ended April 30, 2016, the Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind). For the six-month period ended April 30, 2016, the fair value of the securities received for subscriptions for each Fund was as follows:

Fund	Fair Value
FlexShares Morningstar US Market Factor Tilt Index Fund	$8,125,528
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	50,879,581
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	19,990,655
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	3,029,218
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	25,563,086
FlexShares US Quality Large Cap Index Fund	1,283,037
FlexShares Morningstar Global Upstream Natural Resources Index Fund	212,040,099
FlexShares STOXX® Global Broad Infrastructure Index Fund	127,384,182

282	FLEXSHARES SEMIANNUAL REPORT

Notes to the Financial Statements (cont.)

Fund	Fair Value
FlexShares Global Quality Real Estate Index Fund	$52,678,469
FlexShares Real Assets Allocation Index Fund	2,456,964
FlexShares Quality Dividend Index Fund	540,421,878
FlexShares Quality Dividend Defensive Index Fund	27,272,401
FlexShares International Quality Dividend Index Fund	15,944,257
FlexShares International Quality Dividend Dynamic Index Fund	14,189,140
FlexShares iBoxx 3-YearTarget Duration TIPS Index Fund	23,279,312
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	126,021,663

During the six-month period ended April 30, 2016, the FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, FlexShares International Quality Dividend Dynamic Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index, FlexShares iBoxx 5-Year Target Duration TIPS Index and FlexShares Ready Access Variable Income Fund delivered securities in exchange for redemption of shares (redemptions-in-kind). For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction. For the six month period ended April 30, 2016, the fair value and realized gain (losses) of the securities transferred for redemptions for each Fund was as follows:

Fund	Fair Value	Net Realized Gains (Losses)
FlexShares Morningstar US Market Factor Tilt Index Fund	$4,244,869	$1,787,417
FlexShares Morningstar Global Upstream Natural Resources Index Fund	398,394,136	7,815,531
FlexShares Real Assets Allocation Index Fund	1,115,167	(133,957)

Fund	Fair Value	Net Realized Gains (Losses)
FlexShares Quality Dividend Index Fund	$24,626,329	$3,247,468
FlexShares Quality Dividend Defensive Index Fund	13,260,146	1,818,088
FlexShares Quality Dividend Dynamic Index Fund	19,697,917	1,242,821
FlexShares International Quality Dividend Index Fund	62,712,801	594,122
FlexShares International Quality Dividend Defensive Index Fund	25,301,993	(1,432,948)
FlexShares International Quality Dividend Dynamic Index Fund	19,047,184	(1,391,496)
FlexShares iBoxx 3-Year Target Duration TIPS Index Fund	183,031,797	(516,868)
FlexShares iBoxx 5-Year Target Duration TIPS Index Fund	53,733,932	(43,716)
FlexShares Ready Access Variable Income Fund	3,295,514	(1,161)

12. Guarantees and Indemnifications

In the normal course of business each Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds.

13. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

FLEXSHARES SEMIANNUAL REPORT	283

Fund Expenses (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2016.

The first line under each Fund in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended April 30, 2016.

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on purchases or sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 04/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Morningstar US Market Factor Tilt Index Fund
Actual	$1,000.00	$1,003.10	$1.34	0.27%
Hypothetical	$1,000.00	$1,023.52	$1.36	0.27%
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Actual	$1,000.00	$992.50	$2.08	0.42%
Hypothetical	$1,000.00	$1,022.77	$2.11	0.42%
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Actual	$1,000.00	$1,001.00	$3.23	0.65%
Hypothetical	$1,000.00	$1,021.63	$3.27	0.65%

284	FLEXSHARES SEMIANNUAL REPORT

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund(a)
Actual	$1,000.00	$936.10	$0.23	0.05%
Hypothetical	$1,000.00	$1,024.61	$0.25	0.05%
FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund(a)
Actual	$1,000.00	$985.80	$0.28	0.06%
Hypothetical	$1,000.00	$1,024.57	$0.30	0.06%
FlexShares® US Quality Large Cap Index Fund
Actual	$1,000.00	$976.30	$1.57	0.32%
Hypothetical	$1,000.00	$1,023.27	$1.61	0.32%
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Actual	$1,000.00	$1,107.70	$2.52	0.48%
Hypothetical	$1,000.00	$1,022.48	$2.41	0.48%
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Actual	$1,000.00	$1,033.50	$2.38	0.47%
Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%
FlexShares® Global Quality Real Estate Index Fund
Actual	$1,000.00	$1,033.60	$2.28	0.45%
Hypothetical	$1,000.00	$1,022.63	$2.26	0.45%
FlexShares® Real Assets Allocation Index Fund(b)
Actual	$1,000.00	$1,053.90	$0.45	0.10%
Hypothetical	$1,000.00	$1,024.37	$0.50	0.10%
FlexShares® Quality Dividend Index Fund
Actual	$1,000.00	$1,022.40	$1.86	0.37%
Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%
FlexShares® Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,018.90	$1.86	0.37%
Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%
FlexShares® Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$997.10	$1.84	0.37%
Hypothetical	$1,000.00	$1,023.02	$1.86	0.37%
FlexShares® International Quality Dividend Index Fund
Actual	$1,000.00	$997.90	$2.33	0.47%
Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%
FlexShares® International Quality Dividend Defensive Index Fund
Actual	$1,000.00	$1,019.00	$2.36	0.47%
Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%

FLEXSHARES SEMIANNUAL REPORT	285

Fund Expenses (cont.)

	Beginning Account Value	Ending Account Value 04/30/16	Expenses Paid During the Period*	Annualized Expense Ratio During Period
FlexShares® International Quality Dividend Dynamic Index Fund
Actual	$1,000.00	$993.30	$2.33	0.47%
Hypothetical	$1,000.00	$1,022.53	$2.36	0.47%
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,014.40	$1.00	0.20%
Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Actual	$1,000.00	$1,029.30	$1.01	0.20%
Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%
FlexShares® Disciplined Duration MBS Index Fund(c)
Actual	$1,000.00	$1,015.80	$—	—%
Hypothetical	$1,000.00	$1,024.86	$—	—%
FlexShares® Credit-Scored US Corporate Bond Index Fund
Actual	$1,000.00	$1,032.70	$1.11	0.22%
Hypothetical	$1,000.00	$1,023.77	$1.11	0.22%
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Actual	$1,000.00	$1,082.80	$1.14	0.22%
Hypothetical	$1,000.00	$1,023.77	$1.11	0.22%
FlexShares® Ready Access Variable Income Fund
Actual	$1,000.00	$1,006.00	$1.25	0.25%
Hypothetical	$1,000.00	$1,023.62	$1.26	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

(a)	The Fund commenced operations on November 9, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 173 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period). Annualized net expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

(b)	The Fund commenced operations on November 23, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 159 divided by 366 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period). Annualized net expense ratio and expenses paid during the period do not include fees and expenses of the Underlying Fund(s) in which the Fund invests.

(c)	The Fund’s expenses in the table above reflected voluntary reimbursement by JPMorgan Chase Bank, N.A. Without this reimbursement, the corresponding table above would have read as follows:

	Beginning Account Value	Ending Account Value 04/30/16	Expenses Paid During the Period**	Annualized Expense Ratio During Period
FlexShares® Disciplined Duration MBS Index Fund
Actual	$1,000.00	$1,015.80	$1.00	0.20%
Hypothetical	$1,000.00	$1,023.87	$1.01	0.20%
**	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

286	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (Unaudited)

Principal Risks

As with any investment, you could lose all or part of your investment in a Fund, and the Fund’s performance could trail that of other investments. In addition to the discussion of the risks of certain of the Funds’ investments included in Note 2, some of the principal risks of investment in the Funds are summarized below. A more complete description of principal risks is included in each Fund’s Prospectus.

The following risks apply to all of the Funds:

Derivatives Risk

Changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index, and the Funds could lose more than the principal amount invested.

Market Trading Risk

Each Fund’s shares are listed on a securities exchange, which presents risks including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Funds’ shares trading at a premium or discount to NAV.

The following risk applies only to the Index Funds:

Tracking Error Risk

Tracking error risk is the risk that an Index Fund’s performance may vary substantially from the performance of the Underlying Index it tracks as a result of imperfect correlation between a Fund’s securities and those of the Underlying Index. Imperfect correlation may result from share purchases and redemptions, expenses, changes in the Underlying Indexes, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spinoffs), legal restrictions (such as tax-related diversification requirements that apply to the Funds but not to the Underlying Index) and timing variances, among other factors.

The following risks apply to each Fund as disclosed:

Concentration Risk

Each of the Index Funds, except the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, and the FlexShares Disciplined Duration MBS Index Fund are subject to Concentration Risk. To the extent that the investments of these Funds are concentrated in the securities of issuers in a particular region, country, market, industry, sector or asset class, the Funds may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that region, country, market, industry, sector or asset class. The Credit-Scored US Corporate Bond Index Fund and Credit-Scored US Long Corporate Bond Index Fund may be adversely impacted by events affecting the U.S. financials sector. The U.S. financials sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaults, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company, or on the sector as a whole cannot be predicted.

FLEXSHARES SEMIANNUAL REPORT	287

Supplemental Information (cont.)

Interest Rate / Maturity Risk

The FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund are subject to the risk that the value of the Funds’ fixed-income assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term fixed income securities than shorter-term fixed-income securities. Duration is a measure used to determine the sensitivity of security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

MLP Risk

The FlexShares STOXX® Global Broad Infrastructure Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) may invest in Master Limited Partnerships (MLPs). The Fund may not invest more than 25% of its net assets in MLPs. MLP Risk is the risk that accompanies an investment in MLP units. Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs would be materially reduced, which could cause a decline in the value of the Fund’s shares. The Fund must include its allocable share of the MLP’s taxable income in its taxable income, whether or not it receives a distribution of cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to the Fund’s shareholders.

Non-diversification Risk

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares iBoxx 3-Year Target Duration TIPS Index Fund, FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund (each a “Fund” and collectively the “Funds”) are non-diversified series of the Trust, pursuant to the 1940 Act. Fund performance may depend on the performance of a small number of issuers because the Funds may invest a large percentage of its assets in securities issued by or representing a small number of issuers.

Large Cap Risk

The FlexShares US Quality Large Cap Index Fund is subject to the risk that returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of smaller and mid-sized companies.

Small Cap Stock Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund (including through its investment in its Underlying Fund), FlexShares Morningstar Global

288	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund (including through its investment in its Underlying Fund(s)) may invest in stocks of smaller companies which may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Value Investing Risk

The FlexShares Morningstar US Market Factor Tilt Index Fund, FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares US Quality Large Cap Index Fund, FlexShares Global Quality Real Estate Index Fund, and the FlexShares Real Assets Allocation Index Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, may not appreciate in value as anticipated.

Global Natural Resource Industry Risk

The FlexShares Morningstar Global Upstream Natural Resources Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund) is subject to the risks associated with investment in the global natural resources sector in addition to the general risk of the stock market. The natural resources sector can significantly be affected by events relating to U.S. and foreign political and economic developments and environmental and other government regulations, as well as other factors including, but not limited to: commodity price volatility, technological developments and natural or man-made disasters. Declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of the Fund’s equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.

The following risks apply only to the FlexShares Quality Dividend Index Fund, FlexShares Quality Dividend Defensive Index Fund, FlexShares Quality Dividend Dynamic Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund, and the FlexShares International Quality Dividend Dynamic Index Fund:

Dividend Risk

The Fund is subject to the risk that an issuer of stock held by the Fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The Fund’s performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

Volatility Risk

The Fund is subject to the risk that the actual level of volatility experienced by the Fund may be greater or lower than the targeted overall volatility of the Underlying Index. Although the Underlying Index is designed to have a targeted overall volatility, there is no guarantee that it will have the targeted overall volatility. The Fund will continue to seek to track the Underlying Index even if the Underlying Index does not have the targeted overall volatility. There is also the risk that the Fund may experience volatility greater or lower than that of the Underlying Index as a result of tracking error. A portfolio of securities with greater volatility is generally considered to have a higher risk profile than a portfolio with lower volatility.

FLEXSHARES SEMIANNUAL REPORT	289

Supplemental Information (cont.)

The following risks apply to the FlexShares Global Quality Real Estate Index Fund (which is also an Underlying Fund of the FlexShares Real Assets Allocation Index Fund):

Interest Rate Risk

The Fund is subject to the risk that rising interest rates may adversely affect the Fund. Increases in interest rates typically lower the present value of a REIT’s future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors’ collective perceptions of future earnings, the value of the Fund may decline when investors anticipate or experience rising interest rates.

Real Estate Securities Risk

The Fund is subject to the risks associated with investment in the real estate sector in addition to the general risk of the stock market. Investing in securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as risks that relate specifically to the way in which real estate companies are organized and operated. Real estate companies may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. The value of real estate securities may underperform other sectors of the economy or broader equity markets. To the extent that the Fund concentrates its investments in the real estate sector, it may be subject to greater risk of loss than if it were diversified across different industry sectors.

Real Estate Investment Trust (REIT) Risk

The Fund is subject to the risk that the Fund’s investments will be affected by factors affecting REITs and the real estate sector generally. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

The following risk applies to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, and the FlexShares Real Assets Allocation Index Fund:

Fund of Funds Risk

The Fund is subject to the risk that the Fund’s investment performance largely depends on the investment performance of the Underlying Fund(s) in which it primarily invests. The Fund’s NAV will change with changes in the value of the Underlying Fund(s) and other securities in which the Fund invests based on their market valuations.

An investment in the Fund will entail more costs and expenses than direct investments in the Underlying Fund(s). The Fund will indirectly pay a proportional share of the expenses of the Underlying Fund(s) in which it invests (including operating expenses and management fees), in addition to the fees and expenses it pays directly. As the Fund’s allocation to an Underlying Fund changes from time to time, or to the extent that the expense ratio of an Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.

290	FLEXSHARES SEMIANNUAL REPORT

Supplemental Information (cont.)

The following risk applies only to the FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund and the FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund:

Currency Hedging Risk

The Fund is subject to the risk that the Fund’s hedging transactions will not be effective. The Fund enters into foreign currency forward contracts designed to offset the Fund’s currency exposure of non-U.S. dollar denominated securities included in the Underlying Index against the U.S. dollar. These contracts may not be successful. To the extent the Fund’s foreign currency contracts are not successful, the U.S. dollar value of your investment in the Fund may go down. Because the Fund’s currency hedge is reset on a monthly basis, currency risk can develop or increase intra-month. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of a investment in the Fund may also go up or down quickly and unpredictably and investors may lose money. In addition, a Fund’s currency hedging activities may involve frequent trading of currency instruments, which may increase transaction costs and cause the Fund’s return to deviate from the Underlying Index.

In seeking to track the performance of the Underlying Index, the Fund will attempt to hedge the currency exposure of non-U.S. dollar denominated securities held in its portfolio by investing in foreign currency forward contracts, which may include non-deliverable foreign currency forward contracts (“NDFs”). NDFs on currencies are often less liquid than deliverable forward currency contracts. A lack of liquidity in NDFs of the hedged currency could result in the Fund being unable to structure its hedging transactions as intended. In addition, NTI may seek to limit the size of the Fund in order to attempt to reduce a situation where the Fund is unable to obtain sufficient liquidity in an underlying currency to implement its investment objective.

Corporate Bond Risk

The FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Credit-Scored US Long Corporate Bond Index Fund invest primarily in bonds issued by corporations. Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. When interest rates rise, the value of corporate debt can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund, FlexShares Credit-Scored US Corporate Bond Index Fund, FlexShares Credit-Scored US Long Corporate Bond Index Fund, and the FlexShares Ready Access Variable Income Fund:

Credit (or Default) Risk

The Fund is subject to the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a TBA, repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

Debt Extension Risk

The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these

FLEXSHARES SEMIANNUAL REPORT	291

Supplemental Information (cont.)

circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

Prepayment (or Call) Risk

The Fund is subject to the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

The following risks apply to the FlexShares Disciplined Duration MBS Index Fund and the FlexShares Ready Access Variable Income Fund:

U.S. Government Securities Risk

The Fund is subject to the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Many U.S. government securities that may be purchased by the Fund are not backed by the full faith and credit of the United States. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

Mortgage Related and Other Asset-Backed Risks

The Fund is subject to the risks of investing in mortgage-related and other asset-backed securities, including Interest Rate/Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk.

Mortgage Backed Pass-Through Securities Risk

The Fund is subject to the risk of investing in mortgage-backed securities issued by a U.S. Agency. These securities may not be backed by the full faith and credit of the U.S. government. Mortgage-backed securities are subject to Credit (or Default) Risk, Interest Rate/ Maturity Risk, Debt Extension Risk and Prepayment (or Call) Risk. Because of these risks, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

The following risk applies to the FlexShares Credit-Scored US Corporate Bond Index Fund and FlexShares Ready Access Variable Income Fund:

Financial Sector Risk

The Fund is subject to the risk that the Fund will be impacted by events affecting the U.S. and non-U.S. financial sectors if it invests a relatively large percentage of its assets in those sectors, adversely affecting the Fund’s performance. The U.S. and non-U.S. financial sectors can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, the availability and cost of capital funds and fallout from the housing and sub-prime mortgage crisis. In 2008 and 2009, the U.S. financial sector was significantly impacted by bankruptcies and consolidations of major financial firms. Events affecting the U.S. and non-U.S. financial sectors have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in those sectors.

Premium / Discount Information

Information about the differences between the daily market prices on secondary markets for shares of the Funds and the Funds’ net asset values for various time periods, as applicable, is available by visiting the Funds’ website at www.flexshares.com.

292	FLEXSHARES SEMIANNUAL REPORT

For More Information (Unaudited)

Portfolio Holdings

FlexShares® Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

FlexShares® Trust Proxy Voting Policies and Procedures are available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the Funds’ Web site www.flexshares.com or the SEC’s Web site at sec.gov. Each Fund’s portfolio securities voting record for the 12-month period ended June 30 is available upon request and without charge by calling 1-855-FLEXETF (1-855-353-9383) or by visiting the SEC’s Web site at sec.gov.

FLEXSHARES SEMIANNUAL REPORT	293

FlexShares® Trust

50 S. LaSalle Street

Chicago, IL 60603

800.595.9111

www.flexshares.com

FlexShares® is a registered trademark of NTI. Morningstar® is a registered trademark of Morningstar, Inc. (“Morningstar”). Morningstar® US Market Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt IndexSM, Morningstar® Emerging Markets Factor Tilt IndexSM, Morningstar® Developed Markets ex-US Factor Tilt Hedged IndexSM, Morningstar® Emerging Markets Factor Tilt Hedged IndexSM, Morningstar® Global Upstream Natural Resources IndexSM and are service marks of Morningstar, Inc. STOXX and its licensors (the “Licensors”) have no relationship to FlexShares® Trust other than the licensing of the STOXX® Global Broad Infrastructure Index and the related trademarks for use in connection with the FlexShares® STOXX® Global Broad Infrastructure Index Fund. The iBoxx 3-Year Target Duration TIPS Index and iBoxx 5-Year Target Duration TIPS Index are each the property of Markit North America, Inc. (“Markit”) and have been licensed for use in connection the FlexShares iBoxx 3-Year Target Duration TIPS Index Fund and the FlexShares iBoxx 5-Year Target Duration TIPS Index Fund, respectively. Northern Trust Quality Large Cap IndexSM, Northern Trust Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust Quality Dividend Defensive IndexSM, Northern Trust International Quality Dividend IndexSM, Northern Trust Quality Dividend Dynamic IndexSM, Northern Trust International Quality Dividend Defensive IndexSM, Northern Trust Global Quality Real Estate IndexSM, and Northern Trust Credit-Scored US Corporate Bond IndexSM , Northern Trust Credit-Scored US Long Corporate Bond IndexSM, Northern Trust Real Assets Allocation IndexSM are service marks of NTI and have been licensed for use by FlexShares Trust. “BofA Merrill Lynch” and “The BofA Merrill Lynch Constrained Duration US Mortgage Backed Securities IndexSM” are trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated or its affiliates and have been licensed for use by NTI.

FS00041-0616

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a—3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
July 7, 2016

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
July 7, 2016